UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (97.3%)
3M Co. (Miscellaneous Manufacturing)	6,075	$478,953
Abbott Laboratories (Pharmaceuticals)	12,330	585,798
ACE, Ltd. (Insurance)	2,610	149,423
ADC Telecommunications, Inc. * (Telecommunications)	945	13,523
Adobe Systems, Inc. * (Software)	4,680	179,010
Advanced Micro Devices, Inc. * (Semiconductors)	3,915	83,272
Aetna, Inc. (Healthcare - Services)	4,410	181,780
Affiliated Computer Services, Inc. - Class A * (Computers)	945	50,539
AFLAC, Inc. (Insurance)	4,005	179,905
Agilent Technologies, Inc. * (Electronics)	3,285	116,947
Air Products & Chemicals, Inc. (Chemicals)	1,755	122,271
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	630	32,010
Alcoa, Inc. (Mining)	6,975	201,647
Allegheny Energy, Inc. * (Electric)	1,305	56,154
Allegheny Technologies, Inc. (Iron/Steel)	810	63,771
Allergan, Inc. (Pharmaceuticals)	1,215	140,333
Allied Waste Industries, Inc. * (Environmental Control)	2,025	24,604
Allstate Corp. (Insurance)	5,085	312,015
Alltel Corp. (Telecommunications)	3,150	167,927
Altera Corp. * (Semiconductors)	2,880	53,107
Altria Group, Inc. (Agriculture)	16,875	1,372,444
Amazon.com, Inc. * (Internet)	2,520	95,987
Ambac Financial Group, Inc. (Insurance)	855	71,384
Ameren Corp. (Electric)	1,665	90,077
American Electric Power, Inc. (Electric)	3,195	132,369
American Express Co. (Diversified Financial Services)	9,810	567,116
American International Group, Inc. (Insurance)	20,970	1,408,554
American Power Conversion Corp. (Electrical Components & Equipment)	1,350	40,811
American Standard Cos. (Building Materials)	1,395	61,785
Ameriprise Financial, Inc. (Diversified Financial Services)	1,980	101,970
AmerisourceBergen Corp. (Pharmaceuticals)	1,620	76,464
Amgen, Inc. * (Biotechnology)	9,450	717,349
AmSouth Bancorp (Banks)	2,745	82,954
Anadarko Petroleum Corp. (Oil & Gas)	3,690	171,290
Analog Devices, Inc. (Semiconductors)	2,835	90,210

See accompanying notes to the Schedules of Portfolio Investments.

Anheuser-Busch Cos., Inc. (Beverages)	6,210	294,478
AON Corp. (Insurance)	2,520	87,671
Apache Corp. (Oil & Gas)	2,655	173,425
Apartment Investment and Management Co. - Class A (REIT)	765	43,850
Apollo Group, Inc. - Class A * (Commercial Services)	1,125	41,580
Apple Computer, Inc. * (Computers)	6,840	554,587
Applera Corp. - Applied Biosystems Group (Electronics)	1,485	55,391
Applied Materials, Inc. (Semiconductors)	12,375	215,201
Archer-Daniels-Midland Co. (Agriculture)	5,265	202,703
Archstone-Smith Trust (REIT)	1,710	102,959
Ashland, Inc. (Chemicals)	495	29,255
AT&T, Inc. (Telecommunications)	31,320	1,072,709
Autodesk, Inc. * (Software)	1,890	69,458
Automatic Data Processing, Inc. (Software)	4,500	222,480
AutoNation, Inc. * (Retail)	1,215	24,361
AutoZone, Inc. * (Retail)	405	45,360
Avaya, Inc. * (Telecommunications)	3,690	47,269
Avery Dennison Corp. (Household Products/Wares)	765	48,302
Avon Products, Inc. (Cosmetics/Personal Care)	3,600	109,476
Baker Hughes, Inc. (Oil & Gas Services)	2,655	183,328
Ball Corp. (Packaging & Containers)	855	35,559
Bank of America Corp. (Banks)	36,495	1,965,985
Bank of New York Co., Inc. (Banks)	6,165	211,891
Bard (C.R.), Inc. (Healthcare - Products)	855	70,076
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	855	44,776
Bausch & Lomb, Inc. (Healthcare - Products)	450	24,093
Baxter International, Inc. (Healthcare - Products)	5,265	242,032
BB&T Corp. (Banks)	4,320	188,006
Bear Stearns Cos., Inc. (Diversified Financial Services)	990	149,837
Becton, Dickinson & Co. (Healthcare - Products)	1,980	138,659
Bed Bath & Beyond, Inc. * (Retail)	2,295	92,466
BellSouth Corp. (Telecommunications)	14,625	659,588
Bemis Co., Inc. (Packaging & Containers)	855	28,745
Best Buy Co., Inc. (Retail)	3,285	181,496
Big Lots, Inc. * (Retail)	900	18,972
Biogen Idec, Inc. * (Biotechnology)	2,790	132,804
Biomet, Inc. (Healthcare - Products)	1,980	74,923
BJ Services Co. (Oil & Gas Services)	2,430	73,289
Black & Decker Corp. (Hand/Machine Tools)	585	49,069
BMC Software, Inc. * (Software)	1,665	50,466
Boeing Co. (Aerospace/Defense)	6,390	510,305

See accompanying notes to the Schedules of Portfolio Investments.

Boston Properties, Inc. (REIT)	900	96,147
Boston Scientific Corp. * (Healthcare - Products)	9,495	151,065
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,840	392,040
Broadcom Corp. - Class A * (Semiconductors)	3,780	114,421
Brown-Forman Corp. (Beverages)	630	45,480
Brunswick Corp. (Leisure Time)	765	24,098
Burlington Northern Santa Fe Corp. (Transportation)	2,925	226,775
CA, Inc. (Software)	3,555	88,022
Campbell Soup Co. (Food)	1,845	68,966
Capital One Financial Corp. (Diversified Financial Services)	2,475	196,342
Cardinal Health, Inc. (Pharmaceuticals)	3,285	215,003
Caremark Rx, Inc. (Pharmaceuticals)	3,420	168,367
Carnival Corp. (Leisure Time)	3,600	175,752
Caterpillar, Inc. (Machinery - Construction & Mining)	5,265	319,638
CBS Corp. - Class B (Media)	6,300	182,322
CenterPoint Energy, Inc. (Electric)	2,520	39,010
Centex Corp. (Home Builders)	945	49,424
CenturyTel, Inc. (Telecommunications)	945	38,027
Chesapeake Energy Corp. (Oil & Gas)	3,060	99,266
ChevronTexaco Corp. (Oil & Gas)	17,730	1,191,455
Chicago Mercantile Exchange (Diversified Financial Services)	270	135,270
Chubb Corp. (Insurance)	3,330	176,990
Ciena Corp. * (Telecommunications)	675	15,869
CIGNA Corp. (Insurance)	900	105,282
Cincinnati Financial Corp. (Insurance)	1,395	63,682
Cintas Corp. (Textiles)	1,080	44,712
Circuit City Stores, Inc. (Retail)	1,125	30,353
Cisco Systems, Inc. * (Telecommunications)	49,230	1,187,919
CIT Group, Inc. (Diversified Financial Services)	1,620	84,321
Citigroup, Inc. (Diversified Financial Services)	39,870	1,999,878
Citizens Communications Co. (Telecommunications)	2,565	37,603
Citrix Systems, Inc. * (Software)	1,485	43,852
Clear Channel Communications, Inc. (Media)	4,005	139,574
Clorox Co. (Household Products/Wares)	1,215	78,440
CMS Energy Corp. * (Electric)	1,800	26,802
Coach, Inc. * (Apparel)	2,970	117,731
Coca-Cola Co. (Beverages)	16,425	767,376
Coca-Cola Enterprises, Inc. (Beverages)	2,205	44,166
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,185	267,714
Comcast Corp. - Special Class A * (Media)	16,875	686,305
Comerica, Inc. (Banks)	1,305	75,938
Commerce Bancorp, Inc. (Banks)	1,485	51,856

See accompanying notes to the Schedules of Portfolio Investments.

Compass Bancshares, Inc. (Banks)	1,035	58,229
Computer Sciences Corp. * (Computers)	1,395	73,726
Compuware Corp. * (Software)	3,015	24,241
Comverse Technology, Inc. * (Telecommunications)	1,620	35,267
ConAgra Foods, Inc. (Food)	4,140	108,261
ConocoPhillips (Oil & Gas)	13,275	799,685
CONSOL Energy, Inc. (Coal)	1,485	52,554
Consolidated Edison, Inc. (Electric)	1,980	95,733
Constellation Brands, Inc. * (Beverages)	1,710	47,008
Constellation Energy Group, Inc. (Electric)	1,440	89,856
Convergys Corp. * (Commercial Services)	1,125	23,861
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	720	64,404
Corning, Inc. * (Telecommunications)	12,555	256,499
Costco Wholesale Corp. (Retail)	3,780	201,776
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,950	188,694
Coventry Health Care, Inc. * (Healthcare - Services)	1,260	59,157
CSX Corp. (Transportation)	3,555	126,807
Cummins, Inc. (Machinery-Diversified)	405	51,427
CVS Corp. (Retail)	6,615	207,579
D.R. Horton, Inc. (Home Builders)	2,205	51,663
Danaher Corp. (Miscellaneous Manufacturing)	1,890	135,645
Darden Restaurants, Inc. (Retail)	1,170	49,023
Dean Foods Co. * (Food)	1,080	45,241
Deere & Co. (Machinery-Diversified)	1,845	157,065
Dell, Inc. * (Computers)	18,315	445,604
Devon Energy Corp. (Oil & Gas)	3,555	237,616
Dillards, Inc. - Class A (Retail)	495	14,934
Dollar General Corp. (Retail)	2,520	35,356
Dominion Resources, Inc. (Electric)	2,835	229,607
Dover Corp. (Miscellaneous Manufacturing)	1,620	76,950
Dow Jones & Co., Inc. (Media)	540	18,949
DTE Energy Co. (Electric)	1,440	65,419
Du Pont (Chemicals)	7,425	340,065
Duke Energy Corp. (Electric)	10,080	318,931
Dynegy, Inc. - Class A * (Pipelines)	3,060	18,605
E*TRADE Financial Corp. * (Diversified Financial Services)	3,465	80,665
Eastman Chemical Co. (Chemicals)	675	41,121
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,295	55,998
Eaton Corp. (Miscellaneous Manufacturing)	1,215	88,002
eBay, Inc. * (Internet)	9,450	303,629
Ecolab, Inc. (Chemicals)	1,440	65,304
Edison International (Electric)	2,610	115,988
El Paso Corp. (Pipelines)	5,625	77,063
Electronic Arts, Inc. * (Software)	2,475	130,903
Electronic Data Systems Corp. (Computers)	4,185	106,006
Eli Lilly & Co. (Pharmaceuticals)	7,920	443,599

See accompanying notes to the Schedules of Portfolio Investments.

Embarq Corp. (Telecommunications)	1,215	58,745
EMC Corp. * (Computers)	18,540	227,115
Emerson Electric Co. (Electrical Components & Equipment)	3,285	277,253
Entergy Corp. (Electric)	1,665	142,907
EOG Resources, Inc. (Oil & Gas)	1,935	128,736
Equifax, Inc. (Commercial Services)	1,035	39,361
Equity Office Properties Trust (REIT)	2,835	120,488
Equity Residential Properties Trust (REIT)	2,340	127,787
Exelon Corp. (Electric)	5,400	334,691
Express Scripts, Inc. * (Pharmaceuticals)	1,125	71,685
Exxon Mobil Corp. (Oil & Gas)	47,925	3,422,803
Family Dollar Stores, Inc. (Retail)	1,215	35,782
Fannie Mae (Diversified Financial Services)	7,785	461,339
Federated Department Stores, Inc. (Retail)	4,365	191,667
Federated Investors, Inc. - Class B (Diversified Financial Services)	720	24,689
FedEx Corp. (Transportation)	2,475	283,487
Fifth Third Bancorp (Banks)	4,500	179,325
First Data Corp. (Software)	6,165	149,501
First Horizon National Corp. (Banks)	990	38,927
FirstEnergy Corp. (Electric)	2,655	156,247
Fiserv, Inc. * (Software)	1,395	68,913
Fisher Scientific International, Inc. * (Electronics)	990	84,764
Fluor Corp. (Engineering & Construction)	720	56,470
Ford Motor Co. (Auto Manufacturers)	15,165	125,566
Forest Laboratories, Inc. * (Pharmaceuticals)	2,565	125,531
Fortune Brands, Inc. (Household Products/Wares)	1,215	93,494
FPL Group, Inc. (Electric)	3,240	165,240
Franklin Resources, Inc. (Diversified Financial Services)	1,350	153,846
Freddie Mac (Diversified Financial Services)	5,580	384,964
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,575	95,256
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	3,285	129,199
Gannett Co., Inc. (Media)	1,890	111,775
General Dynamics Corp. (Aerospace/Defense)	3,240	230,364
General Electric Co. (Miscellaneous Manufacturing)	83,205	2,921,328
General Mills, Inc. (Food)	2,835	161,085
General Motors Corp. (Auto Manufacturers)	4,545	158,712
Genuine Parts Co. (Distribution/Wholesale)	1,395	63,501
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,690	123,394
Genzyme Corp. * (Biotechnology)	2,115	142,784
Gilead Sciences, Inc. * (Pharmaceuticals)	3,690	254,241

See accompanying notes to the Schedules of Portfolio Investments.

Goodrich Corp. (Aerospace/Defense)	990	43,649
Google, Inc. - Class A * (Internet)	1,710	814,626
H & R Block, Inc. (Commercial Services)	2,610	57,055
Halliburton Co. (Oil & Gas Services)	8,325	269,314
Harley-Davidson, Inc. (Leisure Time)	2,115	145,152
Harman International Industries, Inc. (Home Furnishings)	540	55,269
Harrah’s Entertainment, Inc. (Lodging)	1,485	110,380
Hartford Financial Services Group, Inc. (Insurance)	2,430	211,823
Hasbro, Inc. (Toys/Games/Hobbies)	1,305	33,826
HCA, Inc. (Healthcare - Services)	3,420	172,778
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,935	38,120
Heinz (H.J.) Co. (Food)	2,655	111,935
Hercules, Inc. * (Chemicals)	900	16,380
Hess Corp. (Oil & Gas)	1,935	82,044
Hewlett-Packard Co. (Computers)	22,095	855,959
Hilton Hotels Corp. (Lodging)	3,105	89,797
Home Depot, Inc. (Retail)	16,650	621,544
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,615	278,624
Hospira, Inc. * (Pharmaceuticals)	1,260	45,801
Humana, Inc. * (Healthcare - Services)	1,350	81,000
Huntington Bancshares, Inc. (Banks)	1,935	47,233
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,375	161,764
IMS Health, Inc. (Software)	1,620	45,117
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,610	95,813
Intel Corp. (Semiconductors)	46,485	991,989
International Business Machines Corp. (Computers)	12,285	1,134,273
International Flavors & Fragrances, Inc. (Chemicals)	630	26,762
International Game Technology (Entertainment)	2,745	116,690
International Paper Co. (Forest Products & Paper)	3,960	132,066
Interpublic Group of Cos., Inc. * (Advertising)	3,555	38,785
Intuit, Inc. * (Software)	2,745	96,899
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,485	80,769
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,800	135,414
J.P. Morgan Chase & Co. (Diversified Financial Services)	27,990	1,327,845
Jabil Circuit, Inc. (Electronics)	1,485	42,634
Janus Capital Group, Inc. (Diversified Financial Services)	1,665	33,433
JDS Uniphase Corp. * (Telecommunications)	1,696	24,643
Johnson & Johnson (Healthcare - Products)	23,580	1,589,293
Johnson Controls, Inc. (Auto Parts & Equipment)	1,575	128,426
Jones Apparel Group, Inc. (Apparel)	900	30,060
Juniper Networks, Inc. * (Telecommunications)	4,545	78,265

See accompanying notes to the Schedules of Portfolio Investments.

KB Home (Home Builders)	630	28,312
Kellogg Co. (Food)	2,025	101,878
KeyCorp (Banks)	3,240	120,334
KeySpan Corp. (Gas)	1,395	56,609
Kimberly-Clark Corp. (Household Products/Wares)	3,690	245,460
Kimco Realty Corp. (REIT)	1,755	77,975
Kinder Morgan, Inc. (Pipelines)	855	89,861
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,980	33,125
KLA -Tencor Corp. (Semiconductors)	1,620	79,655
Kohls Corp. * (Retail)	2,655	187,443
Kroger Co. (Food)	5,805	130,554
L-3 Communications Holdings, Inc. (Aerospace/Defense)	990	79,715
Laboratory Corp. of America Holdings * (Healthcare - Services)	990	67,805
Legg Mason, Inc. (Diversified Financial Services)	1,035	93,171
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,440	33,624
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	4,320	336,269
Lennar Corp. - Class A (Home Builders)	1,125	53,415
Lexmark International, Inc. - Class A * (Computers)	810	51,508
Limited, Inc. (Retail)	2,745	80,895
Lincoln National Corp. (Insurance)	2,295	145,296
Linear Technology Corp. (Semiconductors)	2,430	75,622
Liz Claiborne, Inc. (Apparel)	810	34,158
Lockheed Martin Corp. (Aerospace/Defense)	2,880	250,358
Loews Corp. (Insurance)	3,690	143,615
Louisiana-Pacific Corp. (Forest Products & Paper)	855	16,912
Lowe’s Cos., Inc. (Retail)	12,330	371,626
LSI Logic Corp. * (Semiconductors)	3,240	32,562
Lucent Technologies, Inc. * (Telecommunications)	36,135	87,808
M&T Bank Corp. (Banks)	630	76,740
Manor Care, Inc. (Healthcare - Services)	585	28,074
Marathon Oil Corp. (Oil & Gas)	2,880	248,832
Marriott International, Inc. - Class A (Lodging)	2,790	116,538
Marsh & McLennan Cos., Inc. (Insurance)	4,455	131,155
Marshall & Ilsley Corp. (Banks)	2,070	99,236
Masco Corp. (Building Materials)	3,195	88,342
Mattel, Inc. (Toys/Games/Hobbies)	3,060	69,247
Maxim Integrated Products, Inc. (Semiconductors)	2,565	76,976
MBIA, Inc. (Insurance)	1,080	66,982
McCormick & Co., Inc. (Food)	1,080	40,392
McDonald’s Corp. (Retail)	9,900	415,008
McGraw-Hill Cos., Inc. (Media)	2,835	181,922
McKesson Corp. (Commercial Services)	2,430	121,719

See accompanying notes to the Schedules of Portfolio Investments.

MeadWestvaco Corp. (Forest Products & Paper)	1,440	39,629
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,385	127,598
MedImmune, Inc. * (Biotechnology)	1,935	61,997
Medtronic, Inc. (Healthcare - Products)	9,270	451,264
Mellon Financial Corp. (Banks)	3,330	129,204
Merck & Co., Inc. (Pharmaceuticals)	17,550	797,121
Meredith Corp. (Media)	315	16,538
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,630	579,595
MetLife, Inc. (Insurance)	6,120	349,635
MGIC Investment Corp. (Insurance)	675	39,663
Micron Technology, Inc. * (Semiconductors)	5,895	85,183
Microsoft Corp. (Software)	69,615	1,998,646
Millipore Corp. * (Biotechnology)	450	29,039
Molex, Inc. (Electrical Components & Equipment)	1,125	39,263
Molson Coors Brewing Co. - Class B (Beverages)	360	25,625
Monsanto Co. (Agriculture)	4,365	193,020
Monster Worldwide, Inc. * (Internet)	1,035	41,928
Moody’s Corp. (Commercial Services)	1,890	125,307
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,640	660,354
Motorola, Inc. (Telecommunications)	19,755	455,550
Murphy Oil Corp. (Oil & Gas)	1,485	70,033
Mylan Laboratories, Inc. (Pharmaceuticals)	1,710	35,055
Nabors Industries, Ltd. * (Oil & Gas)	2,565	79,207
National City Corp. (Banks)	4,860	181,035
National Semiconductor Corp. (Semiconductors)	2,385	57,932
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,395	84,258
Navistar International Corp. * (Auto Manufacturers)	495	13,726
NCR Corp. * (Computers)	1,440	59,789
Network Appliance, Inc. * (Computers)	3,015	110,048
Newell Rubbermaid, Inc. (Housewares)	2,250	64,755
Newmont Mining Corp. (Mining)	3,645	165,009
News Corp. - Class A (Media)	18,855	393,127
NICOR, Inc. (Gas)	360	16,546
NIKE, Inc. - Class B (Apparel)	1,530	140,576
NiSource, Inc. (Electric)	2,205	51,310
Noble Corp. (Oil & Gas)	1,125	78,863
Nordstrom, Inc. (Retail)	1,845	87,361
Norfolk Southern Corp. (Transportation)	3,330	175,058
North Fork Bancorp, Inc. (Banks)	3,735	106,746
Northern Trust Corp. (Banks)	1,530	89,842
Northrop Grumman Corp. (Aerospace/Defense)	2,790	185,228
Novell, Inc. * (Software)	2,745	16,470
Novellus Systems, Inc. * (Semiconductors)	990	27,374

See accompanying notes to the Schedules of Portfolio Investments.

Nucor Corp. (Iron/Steel)	2,475	144,565
NVIDIA Corp. * (Semiconductors)	2,835	98,856
Occidental Petroleum Corp. (Oil & Gas)	6,930	325,294
Office Depot, Inc. * (Retail)	2,295	96,367
OfficeMax, Inc. (Retail)	585	27,834
Omnicom Group, Inc. (Advertising)	1,395	141,523
Oracle Corp. * (Software)	32,535	600,921
PACCAR, Inc. (Auto Manufacturers)	2,025	119,900
Pactiv Corp. * (Packaging & Containers)	1,125	34,695
Pall Corp. (Miscellaneous Manufacturing)	990	31,581
Parametric Technology Corp. * (Software)	900	17,586
Parker Hannifin Corp. (Miscellaneous Manufacturing)	990	82,794
Patterson Cos., Inc. * (Healthcare - Products)	1,125	36,956
Paychex, Inc. (Commercial Services)	2,745	108,373
Peoples Energy Corp. (Gas)	315	13,762
PepsiCo, Inc. (Beverages)	13,275	842,165
PerkinElmer, Inc. (Electronics)	990	21,146
Pfizer, Inc. (Pharmaceuticals)	58,770	1,566,221
PG&E Corp. (Electric)	2,790	120,361
Phelps Dodge Corp. (Mining)	1,665	167,133
Pinnacle West Capital Corp. (Electric)	810	38,726
Pitney Bowes, Inc. (Office/Business Equipment)	1,800	84,078
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,440	51,754
PMC-Sierra, Inc. * (Semiconductors)	1,665	11,039
PNC Financial Services Group (Banks)	2,385	167,022
PPG Industries, Inc. (Chemicals)	1,350	92,340
PPL Corp. (Electric)	3,060	105,631
Praxair, Inc. (Chemicals)	2,610	157,253
Principal Financial Group, Inc. (Insurance)	2,160	122,018
Procter & Gamble Co. (Cosmetics/Personal Care)	25,605	1,623,101
Progress Energy, Inc. (Electric)	2,025	93,150
Progress Energy, Inc. CVO (Electric)	189	0
Progressive Corp. (Insurance)	6,210	150,096
Prologis (REIT)	1,980	125,275
Prudential Financial, Inc. (Insurance)	3,915	301,181
Public Service Enterprise Group, Inc. (Electric)	2,025	123,626
Public Storage, Inc. (REIT)	855	76,702
Pulte Homes, Inc. (Home Builders)	1,710	52,993
QLogic Corp. * (Semiconductors)	1,305	26,857
Qualcomm, Inc. (Telecommunications)	13,320	484,715
Quest Diagnostics, Inc. (Healthcare - Services)	1,305	64,911
Qwest Communications International, Inc. * (Telecommunications)	12,915	111,456
R.R. Donnelley & Sons Co. (Commercial Services)	1,755	59,424
RadioShack Corp. (Retail)	1,080	19,267
Raytheon Co. (Aerospace/Defense)	3,600	179,820

See accompanying notes to the Schedules of Portfolio Investments.

Realogy Corp. * (Real Estate)	1,665	42,924
Regions Financial Corp. (Banks)	3,645	138,328
Reynolds American, Inc. (Agriculture)	1,395	88,108
Robert Half International, Inc. (Commercial Services)	1,395	50,987
Rockwell Collins, Inc. (Aerospace/Defense)	1,395	81,022
Rockwell International Corp. (Machinery-Diversified)	1,440	89,280
Rohm & Haas Co. (Chemicals)	1,170	60,629
Rowan Cos., Inc. (Oil & Gas)	900	30,042
Ryder System, Inc. (Transportation)	495	26,062
Sabre Holdings Corp. (Leisure Time)	1,080	27,454
SAFECO Corp. (Insurance)	945	54,990
Safeway, Inc. (Food)	3,600	105,696
SanDisk Corp. * (Computers)	1,575	75,758
Sanmina-SCI Corp. * (Electronics)	4,275	16,886
Sara Lee Corp. (Food)	6,120	104,652
Schering-Plough Corp. (Pharmaceuticals)	11,925	264,020
Schlumberger, Ltd. (Oil & Gas Services)	9,540	601,782
Schwab (Diversified Financial Services)	8,325	151,682
Seagate Technology, Inc. * (a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	675	40,177
Sears Holdings Corp. * (Retail)	675	117,767
Sempra Energy (Gas)	2,115	112,180
Sherwin-Williams Co. (Chemicals)	900	53,307
Sigma-Aldrich Corp. (Chemicals)	540	40,559
Simon Property Group, Inc. (REIT)	1,800	174,779
SLM Corp. (Diversified Financial Services)	3,285	159,914
Smith International, Inc. (Oil & Gas Services)	1,620	63,958
Snap-on, Inc. (Hand/Machine Tools)	450	21,164
Solectron Corp. * (Electronics)	7,380	24,649
Southern Co. (Electric)	5,985	217,854
Southwest Airlines Co. (Airlines)	6,345	95,365
Sovereign Bancorp, Inc. (Savings & Loans)	2,880	68,717
Sprint Corp. (Telecommunications)	24,075	449,962
St. Jude Medical, Inc. * (Healthcare - Products)	2,835	97,382
St. Paul Cos., Inc. (Insurance)	5,580	285,305
Staples, Inc. (Retail)	5,850	150,872
Starbucks Corp. * (Retail)	6,075	229,331
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,755	104,844
State Street Corp. (Banks)	2,655	170,531
Stryker Corp. (Healthcare - Products)	2,385	124,712
Sun Microsystems, Inc. * (Computers)	28,305	153,696
Sunoco, Inc. (Oil & Gas)	1,035	68,445
SunTrust Banks, Inc. (Banks)	2,925	231,046
SuperValu, Inc. (Food)	1,710	57,114
Symantec Corp. * (Internet)	7,965	158,026
Symbol Technologies, Inc. (Electronics)	2,025	30,233
Synovus Financial Corp. (Banks)	2,610	76,682

See accompanying notes to the Schedules of Portfolio Investments.

Sysco Corp. (Food)	4,995	174,726
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,115	100,061
Target Corp. (Retail)	6,930	410,117
TECO Energy, Inc. (Electric)	1,665	27,456
Tektronix, Inc. (Electronics)	675	20,500
Tellabs, Inc. * (Telecommunications)	3,600	37,944
Temple-Inland, Inc. (Forest Products & Paper)	855	33,721
Tenet Healthcare Corp. * (Healthcare - Services)	3,780	26,687
Teradyne, Inc. * (Semiconductors)	1,575	22,082
Texas Instruments, Inc. (Semiconductors)	12,375	373,477
Textron, Inc. (Miscellaneous Manufacturing)	1,035	94,113
The AES Corp. * (Electric)	5,310	116,767
The Dow Chemical Co. (Chemicals)	7,740	315,715
The E.W. Scripps Co. - Class A (Media)	675	33,386
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,035	41,804
The Gap, Inc. (Retail)	4,320	90,806
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,120	592,144
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,440	22,075
The Hershey Co. (Food)	1,395	73,809
The New York Times Co. - Class A (Media)	1,170	28,279
The Pepsi Bottling Group, Inc. (Beverages)	1,080	34,150
The Stanley Works (Hand/Machine Tools)	630	30,020
Thermo Electron Corp. * (Electronics)	1,260	54,016
Tiffany & Co. (Retail)	1,125	40,185
Time Warner, Inc. (Media)	32,805	656,427
TJX Cos., Inc. (Retail)	3,645	105,523
Torchmark Corp. (Insurance)	810	49,961
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,520	182,801
Tribune Co. (Media)	1,530	50,995
TXU Corp. (Electric)	3,735	235,791
Tyco International, Ltd. (Miscellaneous Manufacturing)	16,245	478,090
Tyson Foods, Inc. - Class A (Food)	2,025	29,261
U.S. Bancorp (Banks)	14,310	484,250
Union Pacific Corp. (Transportation)	2,160	195,761
Unisys Corp. * (Computers)	2,790	18,247
United Parcel Service, Inc. - Class B (Transportation)	8,730	657,805
United States Steel Corp. (Iron/Steel)	990	66,924
United Technologies Corp. (Aerospace/Defense)	8,145	535,290
UnitedHealth Group, Inc. (Healthcare - Services)	10,845	529,019
Univision Communications, Inc. - Class A * (Media)	2,025	70,997
UnumProvident Corp. (Insurance)	2,745	54,296
UST, Inc. (Agriculture)	1,305	69,896

See accompanying notes to the Schedules of Portfolio Investments.

V. F. Corp. (Apparel)	720	54,727
Valero Energy Corp. (Oil & Gas)	4,950	259,034
VeriSign, Inc. * (Internet)	1,980	40,946
Verizon Communications, Inc. (Telecommunications)	23,355	864,135
Viacom, Inc. - Class B * (Media)	5,715	222,428
Vornado Realty Trust (REIT)	990	118,058
Vulcan Materials Co. (Building Materials)	765	62,332
W.W. Grainger, Inc. (Distribution/Wholesale)	585	42,576
Wachovia Corp. (Banks)	15,255	846,653
Wal-Mart Stores, Inc. (Retail)	19,845	977,961
Walgreen Co. (Retail)	8,145	355,774
Walt Disney Co. (Media)	16,830	529,471
Washington Mutual, Inc. (Savings & Loans)	7,785	329,305
Waste Management, Inc. (Environmental Control)	4,365	163,600
Waters Corp. * (Electronics)	810	40,338
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	810	21,797
Weatherford International, Ltd. * (Oil & Gas Services)	2,790	114,613
WellPoint, Inc. * (Healthcare - Services)	4,995	381,218
Wells Fargo & Co. (Banks)	27,135	984,728
Wendy’s International, Inc. (Retail)	945	32,697
Western Union Co. * (Commercial Services)	6,165	135,938
Weyerhaeuser Co. (Forest Products & Paper)	1,980	125,908
Whirlpool Corp. (Home Furnishings)	630	54,766
Whole Foods Market, Inc. (Food)	1,125	71,820
Williams Cos., Inc. (Pipelines)	4,815	117,629
Windstream Corp. (Telecommunications)	3,825	52,479
Wrigley (Wm.) Jr. Co. (Food)	1,755	91,172
Wyeth (Pharmaceuticals)	10,845	553,420
Wyndham Worldwide Corp. (Lodging)	1,620	47,790
Xcel Energy, Inc. (Electric)	3,285	72,500
Xerox Corp. * (Office/Business Equipment)	7,875	133,875
Xilinx, Inc. (Semiconductors)	2,745	70,025
XL Capital, Ltd. - Class A (Insurance)	1,440	101,592
XTO Energy, Inc. (Oil & Gas)	2,970	138,580
Yahoo!, Inc. * (Internet)	10,035	264,322
YUM! Brands, Inc. (Retail)	2,160	128,434
Zimmer Holdings, Inc. * (Healthcare - Products)	1,935	139,339
Zions Bancorp (Banks)	855	68,742

TOTAL COMMON STOCKS (Cost $80,236,392)		99,821,484

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (3.3%) UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $3,358,486
(Collateralized by $3,349,000 Federal Farm Credit Bank, 5.25%, 12/4/07, market value $3,425,798)	$3,358,000	3,358,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,358,000)		3,358,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	992

TOTAL RIGHTS/WARRANTS (Cost $0)		992

TOTAL INVESTMENT SECURITIES (Cost $83,594,392) - 100.6% of net assets		$103,180,476

Percentages indicated are based on net assets of $102,610,586.

*	Non-income producing security
(a)	Escrowed Security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $4,492,313)	65	$77,438

Bull ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	6.7%
Beverages	2.0%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.3%
Coal	0.1%
Commercial Services	0.7%
Computers	3.8%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.6%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.1%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Insurance	4.6%
Internet	1.7%
Iron/Steel	0.3%
Leisure Time	0.4%
Lodging	0.5%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	3.2%
Mining	0.6%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	7.6%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	5.8%
Pipelines	0.3%
Real Estate	NM
Real Estate Investment Trust	1.0%
Retail	5.7%
Savings & Loans	0.4%
Semiconductors	2.6%
Software	3.7%
Telecommunications	6.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	3.3%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (80.3%)
3Com Corp. * (Telecommunications)	6,000	$29,160
99 Cents Only Stores * (Retail)	625	7,494
Abercrombie & Fitch Co. - Class A (Retail)	1,250	95,812
Activision, Inc. * (Software)	3,750	57,825
Acxiom Corp. (Software)	1,000	24,750
Adesa, Inc. (Commercial Services)	1,375	34,568
ADTRAN, Inc. (Telecommunications)	1,000	23,140
Advance Auto Parts, Inc. (Retail)	1,625	56,908
Advanced Medical Optics, Inc. * (Healthcare - Products)	875	35,744
Advent Software, Inc. * (Software)	250	9,255
Aeropostale, Inc. * (Retail)	750	21,983
Affymetrix, Inc. * (Biotechnology)	1,000	25,500
AGCO Corp. * (Machinery-Diversified)	1,375	36,781
AGL Resources, Inc. (Gas)	1,125	42,187
Airgas, Inc. (Chemicals)	1,125	42,536
AirTran Holdings, Inc. * (Airlines)	1,375	13,709
Alaska Air Group, Inc. * (Airlines)	500	20,075
Albemarle Corp. (Chemicals)	500	32,515
Alexander & Baldwin, Inc. (Transportation)	625	28,769
Alliance Data Systems Corp. * (Commercial Services)	1,000	60,719
Alliant Energy Corp. (Electric)	1,750	67,112
Alliant Techsystems, Inc. * (Aerospace/Defense)	500	38,605
AMB Property Corp. (REIT)	1,250	73,012
American Eagle Outfitters, Inc. (Retail)	2,000	91,599
American Financial Group, Inc. (Insurance)	625	29,913
American Greetings Corp. - Class A (Household Products/Wares)	875	20,921
AmeriCredit Corp. * (Diversified Financial Services)	1,875	47,944
Amerus Group Co. (Insurance)	625	42,800
Ametek, Inc. (Electrical Components & Equipment)	1,000	46,680
Amphenol Corp. - Class A (Electronics)	1,375	93,362
Andrew Corp. * (Telecommunications)	2,250	20,835
AnnTaylor Stores Corp. * (Retail)	1,125	49,523
Applebee’s International, Inc. (Retail)	1,125	25,673
Apria Healthcare Group, Inc. * (Healthcare - Services)	625	14,556
Aqua America, Inc. (Water)	2,000	48,500
Aquila, Inc. * (Electric)	5,750	26,393
Arch Coal, Inc. (Coal)	2,125	73,589
Arrow Electronics, Inc. * (Electronics)	1,875	55,968
Arthur J. Gallagher & Co. (Insurance)	1,500	41,775
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,000	15,020
Associated Banc-Corp (Banks)	2,000	65,679
Astoria Financial Corp. (Savings & Loans)	1,250	36,263

See accompanying notes to the Schedules of Portfolio Investments.

Atmel Corp. * (Semiconductors)	6,625	38,094
Avis Budget Group, Inc. (Commercial Services)	1,500	29,685
Avnet, Inc. * (Electronics)	1,875	44,399
Avocent Corp. * (Internet)	750	27,533
Bandag, Inc. (Auto Parts & Equipment)	125	5,486
Bank of Hawaii Corp. (Banks)	750	39,128
Banta Corp. (Commercial Services)	250	11,070
Barnes & Noble, Inc. (Retail)	750	30,983
Beazer Homes USA, Inc. (Home Builders)	500	21,670
Beckman Coulter, Inc. (Healthcare - Products)	875	50,374
Belo Corp. - Class A (Media)	1,250	21,900
BJ’s Wholesale Club, Inc. * (Retail)	1,000	28,650
Black Hills Corp. (Electric)	500	17,255
Blyth, Inc. (Household Products/Wares)	375	8,970
Bob Evans Farms, Inc. (Retail)	500	16,955
Borders Group, Inc. (Retail)	875	18,016
BorgWarner, Inc. (Auto Parts & Equipment)	875	50,313
Bowater, Inc. (Forest Products & Paper)	750	15,683
Boyd Gaming Corp. (Lodging)	625	24,669
Brinker International, Inc. (Retail)	1,250	58,038
Brown & Brown, Inc. (Insurance)	1,750	51,205
C.H. Robinson Worldwide, Inc. (Transportation)	2,625	109,567
Cabot Corp. (Chemicals)	875	34,606
Cadence Design Systems, Inc. * (Computers)	4,250	75,905
Callaway Golf Co. (Leisure Time)	875	11,751
Cameron International Corp. * (Oil & Gas Services)	1,625	81,412
Career Education Corp. * (Commercial Services)	1,375	30,635
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	375	31,384
Carmax, Inc. * (Retail)	1,625	71,987
Catalina Marketing Corp. (Advertising)	500	12,675
Cathay Bancorp, Inc. (Banks)	750	25,838
CBRL Group, Inc. (Retail)	375	16,466
CDW Corp. (Distribution/Wholesale)	875	57,461
Cephalon, Inc. * (Pharmaceuticals)	875	61,408
Ceridian Corp. * (Computers)	2,125	50,086
Charles River Laboratories International, Inc. * (Biotechnology)	1,000	42,920
Charming Shoppes, Inc. * (Retail)	1,875	27,750
CheckFree Corp. * (Internet)	1,375	54,285
Cheesecake Factory, Inc. * (Retail)	1,125	31,781
Chemtura Corp. (Chemicals)	3,625	31,103
Chico’s FAS, Inc. * (Retail)	2,625	62,815
Choicepoint, Inc. * (Commercial Services)	1,250	45,488
Church & Dwight, Inc. (Household Products/Wares)	1,000	40,570
Cincinnati Bell, Inc. * (Telecommunications)	3,750	17,588
City National Corp. (Banks)	625	41,600
Claire’s Stores, Inc. (Retail)	1,375	38,981

See accompanying notes to the Schedules of Portfolio Investments.

Cognizant Technology Solutions Corp. * (Computers)	2,125	159,969
Coldwater Creek, Inc. * (Retail)	875	26,679
Commercial Metals Co. (Metal Fabricate/Hardware)	1,750	46,568
Commscope, Inc. * (Telecommunications)	875	27,921
Community Health Systems, Inc. * (Healthcare - Services)	1,375	44,619
Con-way, Inc. (Transportation)	625	29,481
Copart, Inc. * (Retail)	1,000	28,930
Corinthian Colleges, Inc. * (Commercial Services)	1,250	15,313
Covance, Inc. * (Healthcare - Services)	875	51,187
Crane Co. (Miscellaneous Manufacturing)	750	29,205
Cree Research, Inc. * (Semiconductors)	1,125	24,739
CSG Systems International, Inc. * (Software)	625	16,863
Cullen/Frost Bankers, Inc. (Banks)	750	40,620
Cypress Semiconductor Corp. * (Semiconductors)	2,125	35,679
Cytec Industries, Inc. (Chemicals)	625	34,619
CYTYC Corp. * (Healthcare - Products)	1,625	42,933
Deluxe Corp. (Commercial Services)	750	17,003
Denbury Resources, Inc. * (Oil & Gas)	1,750	50,295
DENTSPLY International, Inc. (Healthcare - Products)	2,375	74,289
Developers Diversified Realty Corp. (REIT)	1,625	98,962
DeVry, Inc. * (Commercial Services)	875	21,306
Diebold, Inc. (Computers)	1,000	43,680
Dollar Tree Stores, Inc. * (Retail)	1,500	46,635
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,000	37,550
DPL, Inc. (Electric)	1,750	50,260
DRS Technologies, Inc. (Aerospace/Defense)	500	22,110
DST Systems, Inc. * (Computers)	875	54,066
Dun & Bradstreet Corp. * (Software)	875	67,584
Duquesne Light Holdings, Inc. (Electric)	1,125	22,309
Dycom Industries, Inc. * (Engineering & Construction)	625	14,569
Eaton Vance Corp. (Diversified Financial Services)	1,875	58,200
Edwards (A.G.), Inc. (Diversified Financial Services)	1,125	64,181
Edwards Lifesciences Corp. * (Healthcare - Products)	875	37,564
Energizer Holdings, Inc. * (Electrical Components & Equipment)	875	68,381
Energy East Corp. (Electric)	2,250	54,698
Ensco International, Inc. (Oil & Gas)	2,375	116,304
Entercom Communications Corp. (Media)	375	10,376
Equitable Resources, Inc. (Pipelines)	1,750	70,910
Everest Re Group, Ltd. (Insurance)	1,000	99,179
Expeditors International of Washington, Inc. (Transportation)	3,250	154,082
F5 Networks, Inc. * (Internet)	625	41,369

See accompanying notes to the Schedules of Portfolio Investments.

Fair Isaac Corp. (Software)	875	32,051
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,875	30,206
Fastenal Co. (Distribution/Wholesale)	1,875	75,450
Federal Signal Corp. (Miscellaneous Manufacturing)	625	9,538
Ferro Corp. (Chemicals)	625	12,325
Fidelity National Financial, Inc. (Insurance)	2,625	58,538
Fidelity National Information Services, Inc. (Software)	1,000	41,570
Fidelity National Title Group, Inc. - Class A (Insurance)	3,250	71,532
First American Financial Corp. (Insurance)	1,500	61,245
First Niagara Financial Group, Inc. (Savings & Loans)	1,625	23,270
FirstMerit Corp. (Banks)	1,125	26,123
Florida Rock Industries, Inc. (Building Materials)	750	32,175
Flowserve Corp. * (Machinery-Diversified)	875	46,375
FMC Corp. (Chemicals)	500	34,275
FMC Technologies, Inc. * (Oil & Gas Services)	1,000	60,450
Foot Locker, Inc. (Retail)	2,375	55,076
Forest Oil Corp. * (Oil & Gas)	750	24,480
Furniture Brands International, Inc. (Home Furnishings)	750	13,950
GameStop Corp. * (Retail)	1,125	57,443
Gartner Group, Inc. * (Commercial Services)	875	16,275
GATX Corp. (Trucking & Leasing)	750	32,678
Gen-Probe, Inc. * (Healthcare - Products)	750	35,903
Gentex Corp. (Electronics)	2,250	35,798
Glatfelter (Forest Products & Paper)	625	9,150
Graco, Inc. (Machinery-Diversified)	1,000	40,760
Granite Construction, Inc. (Engineering & Construction)	500	26,050
Grant Prideco, Inc. * (Oil & Gas Services)	2,000	75,540
Great Plains Energy, Inc. (Electric)	1,125	36,608
Greater Bay Bancorp (Banks)	750	19,313
Hanesbrands, Inc. * (Apparel)	1,375	32,450
Hanover Compressor Co. * (Oil & Gas Services)	1,500	27,780
Hanover Insurance Group, Inc. (Insurance)	750	34,013
Hansen Natural Corp. * (Beverages)	875	27,781
Harris Corp. (Telecommunications)	2,000	85,199
Harsco Corp. (Miscellaneous Manufacturing)	625	51,018
Harte-Hanks, Inc. (Advertising)	750	18,938
Hawaiian Electric Industries, Inc. (Electric)	1,250	35,025
HCC Insurance Holdings, Inc. (Insurance)	1,625	54,698
Health Net, Inc. * (Healthcare - Services)	1,750	72,642
Helmerich & Payne, Inc. (Oil & Gas)	1,625	38,919
Henry Schein, Inc. * (Healthcare - Products)	1,250	62,112

See accompanying notes to the Schedules of Portfolio Investments.

Herman Miller, Inc. (Office Furnishings)	1,000	34,280
Highwoods Properties, Inc. (REIT)	750	28,650
Hillenbrand Industries, Inc. (Healthcare - Products)	875	51,345
HNI Corp. (Office Furnishings)	750	33,728
Horace Mann Educators Corp. (Insurance)	625	12,588
Hormel Foods Corp. (Food)	1,125	40,624
Hospitality Properties Trust (REIT)	1,125	54,518
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	500	15,425
Hubbell, Inc. - Class B (Electrical Components & Equipment)	875	43,330
IDACORP, Inc. (Electric)	625	24,644
Imation Corp. (Computers)	500	22,885
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,000	45,450
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	2,125	43,796
Integrated Device Technology, Inc. * (Semiconductors)	3,000	47,550
International Rectifier Corp. * (Semiconductors)	1,000	35,970
International Speedway Corp. (Entertainment)	500	25,955
Intersil Corp. - Class A (Semiconductors)	2,125	49,831
Intuitive Surgical, Inc. * (Healthcare - Products)	500	49,590
Investors Financial Services Corp. (Banks)	1,000	39,320
Invitrogen Corp. * (Biotechnology)	750	43,508
ITT Educational Services, Inc. * (Commercial Services)	500	34,475
J.B. Hunt Transport Services, Inc. (Transportation)	1,625	35,165
Jack Henry & Associates, Inc. (Computers)	1,125	24,514
Jacobs Engineering Group, Inc. * (Engineering & Construction)	875	66,097
Jefferies Group, Inc. (Diversified Financial Services)	1,500	43,095
JetBlue Airways Corp. * (Airlines)	2,625	32,970
JM Smucker Co. (Food)	875	42,874
Joy Global, Inc. (Machinery - Construction & Mining)	1,750	68,443
Kelly Services, Inc. - Class A (Commercial Services)	250	7,195
KEMET Corp. * (Electronics)	1,250	9,188
Kennametal, Inc. (Hand/Machine Tools)	500	30,855
Korn/Ferry International * (Commercial Services)	625	13,819
Lam Research Corp. * (Semiconductors)	2,125	105,080
Lancaster Colony Corp. (Miscellaneous Manufacturing)	250	10,138
Lattice Semiconductor Corp. * (Semiconductors)	1,750	10,868
Laureate Education, Inc. * (Commercial Services)	750	39,540

See accompanying notes to the Schedules of Portfolio Investments.

Lear Corp. (Auto Parts & Equipment)	1,000	30,210
Lee Enterprises, Inc. (Media)	625	17,831
Leucadia National Corp. (Holding Companies - Diversified)	2,500	65,925
Liberty Property Trust (REIT)	1,375	66,275
LifePoint Hospitals, Inc. * (Healthcare - Services)	875	31,063
Lincare Holdings, Inc. * (Healthcare - Services)	1,375	46,145
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	625	38,431
Longview Fibre Co. (Forest Products & Paper)	1,000	21,060
Lubrizol Corp. (Chemicals)	1,000	45,000
Lyondell Chemical Co. (Chemicals)	3,250	83,427
M.D.C. Holdings, Inc. (Home Builders)	500	24,930
Mack-Cali Realty Corp. (REIT)	875	46,288
Macrovision Corp. * (Entertainment)	750	19,958
Manpower, Inc. (Commercial Services)	1,250	84,712
Martek Biosciences Corp. * (Biotechnology)	375	8,895
Martin Marietta Materials (Building Materials)	625	55,000
McAfee, Inc. * (Internet)	2,375	68,708
McDATA Corp. - Class A * (Computers)	2,375	13,466
MDU Resources Group, Inc. (Electric)	2,750	70,619
Media General, Inc. - Class A (Media)	250	9,275
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	750	26,280
MEMC Electronic Materials, Inc. * (Semiconductors)	2,500	88,749
Mentor Graphics Corp. * (Computers)	1,250	21,088
Mercantile Bankshares Corp. (Banks)	1,875	84,524
Mercury General Corp. (Insurance)	500	25,885
Michaels Stores, Inc. (Retail)	2,000	87,979
Micrel, Inc. * (Semiconductors)	875	9,765
Microchip Technology, Inc. (Semiconductors)	3,250	107,022
Millennium Pharmaceuticals, Inc. * (Biotechnology)	4,875	57,038
Mine Safety Appliances Co. (Environmental Control)	375	14,183
Minerals Technologies, Inc. (Chemicals)	250	13,790
Modine Manufacturing Co. (Auto Parts & Equipment)	500	11,905
Mohawk Industries, Inc. * (Textiles)	750	54,525
Moneygram International, Inc. (Software)	1,250	42,763
MPS Group, Inc. * (Commercial Services)	1,500	22,875
MSC Industrial Direct Co. - Class A (Retail)	750	30,690
National Fuel Gas Co. (Pipelines)	1,250	46,750
National Instruments Corp. (Computers)	875	27,283
Navigant Consulting Co. * (Commercial Services)	750	13,358
New Plan Excel Realty Trust, Inc. (REIT)	1,625	46,800

See accompanying notes to the Schedules of Portfolio Investments.

New York Community Bancorp (Savings & Loans)	4,000	65,400
Newfield Exploration Co. * (Oil & Gas)	2,000	81,580
Newport Corp. * (Telecommunications)	625	13,513
Noble Energy, Inc. (Oil & Gas)	2,625	127,653
Nordson Corp. (Machinery-Diversified)	500	23,025
Northeast Utilities System (Electric)	2,375	59,399
NSTAR (Electric)	1,625	56,534
O’Reilly Automotive, Inc. * (Retail)	1,750	56,508
OGE Energy Corp. (Electric)	1,375	53,048
Ohio Casualty Corp. (Insurance)	875	24,001
Old Republic International Corp. (Insurance)	3,500	78,854
Olin Corp. (Chemicals)	1,125	19,463
Omnicare, Inc. (Pharmaceuticals)	1,875	71,025
ONEOK, Inc. (Gas)	1,625	67,648
Oshkosh Truck Corp. (Auto Manufacturers)	1,125	50,861
OSI Restaurant Partners, Inc. (Retail)	1,125	37,429
Pacific Sunwear of California, Inc. * (Retail)	1,000	17,620
Packaging Corp. of America (Packaging & Containers)	1,250	28,713
Palm, Inc. * (Computers)	1,500	23,025
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	500	9,745
Patterson-UTI Energy, Inc. (Oil & Gas)	2,500	58,000
Payless ShoeSource, Inc. * (Retail)	1,000	26,750
PDL BioPharma, Inc. * (Biotechnology)	1,750	36,978
Peabody Energy Corp. (Coal)	4,000	167,880
Pentair, Inc. (Miscellaneous Manufacturing)	1,500	49,410
Pepco Holdings, Inc. (Electric)	2,875	73,082
PepsiAmericas, Inc. (Beverages)	875	17,894
Perrigo Co. (Pharmaceuticals)	1,125	20,126
Petsmart, Inc. (Retail)	2,125	61,157
Pharmaceutical Product Development, Inc. (Commercial Services)	1,500	47,474
Pier 1 Imports, Inc. (Retail)	1,250	8,175
Pioneer Natural Resources Co. (Oil & Gas)	1,875	76,369
Plains Exploration & Production Co. * (Oil & Gas)	1,125	47,576
Plantronics, Inc. (Telecommunications)	625	13,194
Plexus Corp. * (Electronics)	625	13,700
PMI Group, Inc. (Insurance)	1,250	53,313
PNM Resources, Inc. (Electric)	1,000	28,160
Pogo Producing Co. (Oil & Gas)	875	39,156
Polo Ralph Lauren Corp. (Apparel)	875	62,125
Polycom, Inc. * (Telecommunications)	1,250	34,250
Potlatch Corp. (Forest Products & Paper)	500	20,300
Powerwave Technologies, Inc. * (Telecommunications)	1,625	10,579
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,000	136,119
Pride International, Inc. * (Oil & Gas)	2,500	69,025

See accompanying notes to the Schedules of Portfolio Investments.

Protective Life Corp. (Insurance)	1,000	44,250
Psychiatric Solutions, Inc. * (Healthcare - Services)	750	24,900
Puget Energy, Inc. (Electric)	1,750	41,790
Quanta Services, Inc. * (Commercial Services)	1,750	32,025
Questar Corp. (Pipelines)	1,250	101,850
Quicksilver Resources, Inc. * (Oil & Gas)	750	25,710
Radian Group, Inc. (Insurance)	1,250	66,625
Raymond James Financial Corp. (Diversified Financial Services)	1,375	43,808
Rayonier, Inc. (Forest Products & Paper)	1,125	46,113
Reader’s Digest Association, Inc. (Media)	1,375	19,773
Regency Centers Corp. (REIT)	1,000	72,160
Regis Corp. (Retail)	625	23,469
Reliance Steel & Aluminum Co. (Iron/Steel)	875	30,056
Rent-A-Center, Inc. * (Commercial Services)	1,000	28,760
Republic Services, Inc. (Environmental Control)	1,750	71,767
ResMed, Inc. * (Healthcare - Products)	1,000	43,990
RF Micro Devices, Inc. * (Telecommunications)	2,875	20,988
Rollins, Inc. (Commercial Services)	375	8,115
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,250	59,812
Ross Stores, Inc. (Retail)	2,125	62,538
RPM, Inc. (Chemicals)	1,750	33,513
Ruby Tuesday, Inc. (Retail)	875	24,281
Ruddick Corp. (Food)	500	14,100
Saks, Inc. (Retail)	2,125	41,098
SCANA Corp. (Electric)	1,750	69,929
Scholastic Corp. * (Media)	375	11,783
Scientific Games Corp. - Class * (Entertainment)	1,000	28,030
SEI Investments Co. (Software)	875	49,245
Semtech Corp. * (Semiconductors)	1,125	14,659
Sensient Technologies Corp. (Chemicals)	625	14,406
Sepracor, Inc. * (Pharmaceuticals)	1,625	84,109
Sierra Pacific Resources * (Electric)	3,375	51,165
Silicon Laboratories, Inc. * (Semiconductors)	750	24,473
Smithfield Foods, Inc. * (Food)	1,500	40,320
Sonoco Products Co. (Packaging & Containers)	1,500	53,220
Sotheby’s (Commercial Services)	750	28,500
Southwestern Energy Co. * (Oil & Gas)	2,500	88,950
SPX Corp. (Miscellaneous Manufacturing)	875	50,330
SRA International, Inc. - Class A * (Computers)	625	20,031
StanCorp Financial Group, Inc. (Insurance)	750	34,268
Steel Dynamics, Inc. (Iron/Steel)	625	37,569
Stericycle, Inc. * (Environmental Control)	625	44,194

See accompanying notes to the Schedules of Portfolio Investments.

STERIS Corp. (Healthcare - Products)	1,000	24,370
SVB Financial Group * (Banks)	500	23,010
Swift Transportation Co., Inc. * (Transportation)	750	18,863
Sybase, Inc. * (Software)	1,375	33,481
Synopsys, Inc. * (Computers)	2,125	47,834
TCF Financial Corp. (Banks)	1,625	42,299
Tech Data Corp. * (Distribution/Wholesale)	750	29,513
Techne Corp. * (Healthcare - Products)	500	27,940
Teleflex, Inc. (Miscellaneous Manufacturing)	500	31,100
Telephone & Data Systems, Inc. (Telecommunications)	1,500	73,275
Texas Regional Bancshares, Inc. - Class A (Banks)	625	24,281
The Brink’s Co. (Miscellaneous Manufacturing)	625	32,806
The Colonial BancGroup, Inc. (Banks)	2,375	56,620
The Corporate Executive Board Co. (Commercial Services)	625	56,137
The Macerich Co. (REIT)	1,000	80,349
The Ryland Group, Inc. (Home Builders)	625	28,706
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	625	30,913
The Timberland Co. - Class A * (Apparel)	750	21,638
Thomas & Betts Corp. * (Electronics)	750	38,648
Thor Industries, Inc. (Home Builders)	500	21,910
Tidewater, Inc. (Oil & Gas Services)	875	43,514
Timken Co. (Metal Fabricate/Hardware)	1,375	41,319
Toll Brothers, Inc. * (Home Builders)	1,875	54,207
Tootsie Roll Industries, Inc. (Food)	375	11,918
Transaction Systems Architect, Inc. * (Software)	500	16,855
Triad Hospitals, Inc. * (Healthcare - Services)	1,250	46,288
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,125	40,568
TriQuint Semiconductor, Inc. * (Semiconductors)	2,125	9,563
Tupperware Corp. (Household Products/Wares)	875	18,576
United Dominion Realty Trust, Inc. (REIT)	2,000	64,740
United Rentals, Inc. * (Commercial Services)	1,000	23,690
Unitrin, Inc. (Insurance)	625	26,831
Universal Corp. (Agriculture)	375	13,808
Universal Health Services, Inc. - Class B (Healthcare - Services)	875	46,331
Urban Outfitters, Inc. * (Retail)	1,625	28,438
UTStarcom, Inc. * (Telecommunications)	1,625	17,501
Valassis Communications, Inc. * (Commercial Services)	625	9,381
Valeant Pharmaceuticals International (Pharmaceuticals)	1,375	25,685
Valspar Corp. (Chemicals)	1,500	40,185
Varian Medical Systems, Inc. * (Healthcare - Products)	2,000	109,719

See accompanying notes to the Schedules of Portfolio Investments.

Varian, Inc. * (Electronics)	375	17,584
VCA Antech, Inc. * (Pharmaceuticals)	1,250	40,463
Vectren Corp. (Gas)	1,125	32,693
Vertex Pharmaceuticals, Inc. * (Biotechnology)	1,625	65,974
Vishay Intertechnology, Inc. * (Electronics)	2,750	37,098
W.R. Berkley Corp. (Insurance)	2,500	92,149
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,250	31,875
Washington Federal, Inc. (Savings & Loans)	1,250	29,050
Webster Financial Corp. (Banks)	750	36,240
Weingarten Realty Investors (REIT)	1,125	52,313
Werner Enterprises, Inc. (Transportation)	750	13,763
Westamerica Bancorp (Banks)	375	18,694
Westar Energy, Inc. (Electric)	1,250	31,650
Western Digital Corp. * (Computers)	3,375	61,695
Westwood One, Inc. (Media)	1,000	7,910
WGL Holdings, Inc. (Gas)	750	24,338
Williams Sonoma, Inc. (Retail)	1,750	59,518
Wilmington Trust Corp. (Banks)	1,000	41,580
Wind River Systems, Inc. * (Software)	1,125	12,353
Wisconsin Energy Corp. (Electric)	1,750	80,394
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,125	19,440
WPS Resources Corp. (Electric)	625	33,256
YRC Worldwide Inc. * (Transportation)	875	33,898
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	1,000	37,270

TOTAL COMMON STOCKS (Cost $12,740,178)		16,331,488

	Principal Amount
Repurchase Agreements (22.1%)
UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $4,497,651 (Collateralized by $4,485,000 Federal Farm Credit Bank, 5.25%, 12/4/07, market value $4,587,848)	$4,497,000	4,497,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,497,000)		4,497,000

TOTAL INVESTMENT SECURITIES (Cost $17,237,178) - 102.4% of net assets		$20,828,488

Percentages indicated are based on net assets of $20,333,963.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $2,362,500)	6	$121,023

E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $1,653,750)	21	6,331

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.6%
Banks	3.1%
Beverages	0.2%
Biotechnology	1.4%
Building Materials	0.4%
Chemicals	2.3%
Coal	1.2%
Commercial Services	3.6%
Computers	3.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.6%
Electric	4.8%
Electrical Components & Equipment	0.8%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.4%
Environmental Control	0.6%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.3%
Healthcare - Products	3.2%
Healthcare - Services	1.9%
Holding Companies - Diversified	0.3%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.9%
Internet	0.9%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	0.9%
Media	0.5%
Metal Fabricate/Hardware	1.2%
Miscellaneous Manufacturing	2.1%
Office Furnishings	0.3%
Oil & Gas	4.2%
Oil & Gas Services	1.4%
Packaging & Containers	0.4%
Pharmaceuticals	1.7%
Pipelines	1.1%
Real Estate Investment Trust	3.4%
Retail	7.4%
Savings & Loans	0.8%
Semiconductors	3.1%
Software	2.0%
Telecommunications	1.9%
Textiles	0.3%
Transportation	2.1%
Trucking & Leasing	0.2%
Water	0.2%
Other**	22.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (71.7%)
3Com Corp. * (Telecommunications)	9,030	$43,885
AAR Corp. * (Aerospace/Defense)	1,050	27,342
Aaron Rents, Inc. (Commercial Services)	1,155	28,736
ABM Industries, Inc. (Commercial Services)	1,575	31,280
Acadia Realty Trust (REIT)	1,890	48,290
Acco Brands Corp. * (Household Products/Wares)	1,260	30,618
Accredited Home Lenders * (Diversified Financial Services)	420	12,852
Actel Corp. * (Semiconductors)	1,575	25,814
Actuant Corp. - Class A (Miscellaneous Manufacturing)	630	32,344
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,050	52,016
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	735	31,679
Administaff, Inc. (Commercial Services)	630	21,704
Adolor Corp. * (Pharmaceuticals)	1,260	17,275
ADTRAN, Inc. (Telecommunications)	1,575	36,446
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,890	28,331
Advanta Corp. - Class B (Diversified Financial Services)	735	28,841
Advent Software, Inc. * (Software)	630	23,323
Advisory Board Co. * (Commercial Services)	630	34,789
Aeroflex, Inc. * (Telecommunications)	2,310	24,948
Aeropostale, Inc. * (Retail)	1,260	36,931
Affordable Residential Communities * (REIT)	2,205	24,211
Affymetrix, Inc. * (Biotechnology)	1,575	40,163
Aftermarket Technology Corp. * (Auto Parts & Equipment)	945	17,757
Agile Software Corp. * (Internet)	3,255	21,939
Agilysys, Inc. (Computers)	1,155	17,129
Agree Realty Corp. (REIT)	1,365	47,857
AirTran Holdings, Inc. * (Airlines)	2,205	21,984
AK Steel Holding Corp. * (Iron/Steel)	2,520	37,624
Alaska Air Group, Inc. * (Airlines)	840	33,726
Alaska Communications Systems Group, Inc. (Telecommunications)	2,310	33,241
Albany International Corp. - Class A (Machinery-Diversified)	735	24,703
Alderwoods Group, Inc. * (Commercial Services)	1,365	27,150
Aleris International, Inc. * (Environmental Control)	735	37,860
Alexion Pharmaceuticals, Inc. * (Biotechnology)	840	31,382
Alkermes, Inc. * (Pharmaceuticals)	2,100	35,280

See accompanying notes to the Schedules of Portfolio Investments.

Allscripts Healthcare Solutions, Inc. * (Software)	1,365	32,200
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	1,260	24,847
Alpha Natural Resources, Inc. * (Coal)	1,365	21,717
Alpharma, Inc. - Class A (Pharmaceuticals)	1,050	23,174
AMERCO * (Trucking & Leasing)	315	28,892
America’s Car-Mart, Inc. * (Retail)	1,155	17,256
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	1,470	27,562
American Campus Communities, Inc. (REIT)	1,470	39,146
American Commercial Lines, Inc. * (Transportation)	735	47,150
American Financial Realty Trust (REIT)	3,570	41,662
American Greetings Corp. - Class A (Household Products/Wares)	1,260	30,127
American Home Mortgage Investment Corp. (REIT)	945	32,291
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,890	33,661
American Physicians Capital, Inc. * (Insurance)	630	34,467
American Reprographics Co. * (Software)	735	26,093
American States Water Co. (Water)	945	39,689
AMERIGROUP Corp. * (Healthcare - Services)	1,155	34,604
Amkor Technology, Inc. * (Semiconductors)	2,520	17,413
AMN Healthcare Services, Inc. * (Commercial Services)	1,155	29,210
AmSurg Corp. * (Healthcare - Services)	945	19,864
Anaren, Inc. * (Telecommunications)	1,050	21,116
Andrew Corp. * (Telecommunications)	3,675	34,031
Andrx Group * (Pharmaceuticals)	1,680	41,311
Anixter International, Inc. * (Telecommunications)	735	43,923
ANSYS, Inc. * (Software)	735	33,810
Apogee Enterprises, Inc. (Building Materials)	1,575	25,342
Apollo Investment Corp. (Investment Companies)	2,310	49,803
Applebee’s International, Inc. (Retail)	1,995	45,525
Applera Corp. - Celera Genomics Group * (Biotechnology)	2,415	37,481
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,260	36,212
Applied Micro Circuits Corp. * (Semiconductors)	8,190	24,980
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,260	29,345
aQuantive, Inc. * (Internet)	1,680	45,663
Aquila, Inc. * (Electric)	10,185	46,749
Arbitron, Inc. (Commercial Services)	735	30,870

See accompanying notes to the Schedules of Portfolio Investments.

Arch Chemicals, Inc. (Chemicals)	840	28,106
Arena Pharmaceuticals, Inc. * (Biotechnology)	1,680	25,620
Ares Capital Corp. (Investment Companies)	2,100	38,913
Ariba, Inc. * (Internet)	2,310	17,441
Arkansas Best Corp. (Transportation)	630	25,817
Array BioPharma, Inc. * (Pharmaceuticals)	2,415	23,715
Arris Group, Inc. * (Telecommunications)	2,520	33,768
ArthroCare Corp. * (Healthcare - Products)	735	29,701
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,785	26,810
Aspen Technology, Inc. * (Software)	1,575	15,782
Astec Industries, Inc. * (Machinery - Construction & Mining)	630	20,091
Atheros Communications * (Telecommunications)	1,260	27,380
Atlas America, Inc. * (Oil & Gas)	630	30,246
ATMI, Inc. * (Semiconductors)	1,155	36,602
ATP Oil & Gas Corp. * (Oil & Gas)	630	27,084
Atwood Oceanics, Inc. * (Oil & Gas)	630	29,106
Avid Technology, Inc. * (Software)	945	34,133
Avista Corp. (Electric)	1,680	43,243
Avocent Corp. * (Internet)	1,155	42,400
Axcelis Technologies, Inc. * (Semiconductors)	3,465	23,909
Aztar Corp. * (Lodging)	840	44,999
Baldor Electric Co. (Hand/Machine Tools)	1,050	33,684
Bally Technologies, Inc. * (Entertainment)	1,575	31,264
BE Aerospace, Inc. * (Aerospace/Defense)	1,785	45,124
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	1,260	24,948
BearingPoint, Inc. * (Commercial Services)	4,515	37,610
Belden, Inc. (Electrical Components & Equipment)	1,050	38,010
Belo Corp. - Class A (Media)	2,310	40,470
Benchmark Electronics, Inc. * (Electronics)	1,470	39,029
Berry Petroleum Co. - Class A (Oil & Gas)	840	25,074
Big 5 Sporting Goods Corp. (Retail)	1,050	25,242
Big Lots, Inc. * (Retail)	2,625	55,334
Bill Barrett Corp. * (Oil & Gas)	840	23,965
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	420	30,836
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	2,310	37,029
BioMed Realty Trust, Inc. (REIT)	1,470	47,378
Biosite Diagnostics, Inc. * (Healthcare - Products)	420	19,291
Black Hills Corp. (Electric)	1,050	36,236
Blackbaud, Inc. (Software)	1,365	34,125
Blackboard, Inc. * (Software)	840	23,276

See accompanying notes to the Schedules of Portfolio Investments.

Blockbuster, Inc. - Class A * (Retail)	5,460	21,403
Blue Nile, Inc. * (Internet)	630	24,072
Bob Evans Farms, Inc. (Retail)	1,155	39,166
Books-A-Million, Inc. (Retail)	1,155	23,088
Borders Group, Inc. (Retail)	1,575	32,429
Boston Private Financial Holdings, Inc. (Banks)	1,365	37,729
Bowater, Inc. (Forest Products & Paper)	1,260	26,347
Bowne & Co., Inc. (Commercial Services)	1,995	31,182
Brady Corp. - Class A (Electronics)	1,050	38,850
Briggs & Stratton Corp. (Machinery-Diversified)	1,155	29,441
Bright Horizons Family Solutions, Inc. * (Commercial Services)	840	32,273
Brightpoint, Inc. * (Distribution/Wholesale)	1,365	16,517
Bristow Group, Inc. * (Transportation)	735	24,402
Broadwing Corp. * (Telecommunications)	1,995	29,885
Brocade Communications Systems, Inc. * (Computers)	5,985	48,537
Brookline Bancorp, Inc. (Savings & Loans)	3,255	43,389
Brooks Automation, Inc. * (Semiconductors)	2,205	31,311
Brown Shoe Co., Inc. (Retail)	840	32,726
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	735	30,796
Building Materials Holding Corp. (Distribution/Wholesale)	840	21,890
CACI International, Inc. - Class A * (Computers)	630	36,250
Calamos Asset Management, Inc. (Diversified Financial Services)	840	24,545
California Water Service Group (Water)	945	36,761
Callaway Golf Co. (Leisure Time)	2,205	29,613
Cambrex Corp. (Biotechnology)	1,155	27,027
Capital Bancorp Ltd. (Banks)	840	39,413
Capital Lease Funding, Inc. (REIT)	2,310	27,212
Capital Senior Living Corp. * (Healthcare - Services)	2,205	21,058
Carrizo Oil & Gas, Inc. * (Oil & Gas)	840	23,990
Carter’s, Inc. * (Apparel)	1,155	32,606
Casey’s General Stores, Inc. (Retail)	1,365	33,129
Cash America International, Inc. (Retail)	840	34,717
Catalina Marketing Corp. (Advertising)	1,155	29,279
Cathay Bancorp, Inc. (Banks)	1,470	50,642
Cavco Industries, Inc. * (Home Builders)	525	17,630
Cedar Shopping Centers, Inc. (REIT)	2,415	40,355
Celadon Group, Inc. * (Transportation)	945	17,728
Centene Corp. * (Healthcare - Services)	1,050	24,770
Center Financial Corp. (Banks)	1,470	35,515

See accompanying notes to the Schedules of Portfolio Investments.

Central European Distribution Corp. * (Distribution/Wholesale)	840	21,319
Central Garden & Pet Co. * (Household Products/Wares)	630	31,481
Central Pacific Financial Corp. (Banks)	1,260	46,355
Century Aluminum Co. * (Mining)	630	24,520
Cenveo, Inc. * (Commercial Services)	1,575	31,248
Cepheid, Inc. * (Healthcare - Products)	1,890	15,517
Ceradyne, Inc. * (Miscellaneous Manufacturing)	630	25,988
CF Industries Holdings, Inc. (Chemicals)	1,890	37,460
Champion Enterprises, Inc. * (Home Builders)	2,100	19,446
Chaparral Steel Co. * (Iron/Steel)	525	21,835
Charming Shoppes, Inc. * (Retail)	2,835	41,958
Charter Communications, Inc. - Class A * (Media)	16,800	38,640
CharterMac (Diversified Financial Services)	1,995	40,598
Checkpoint Systems, Inc. * (Electronics)	1,155	21,033
Chemed Corp. (Commercial Services)	630	22,359
Chesapeake Corp. (Packaging & Containers)	1,575	24,428
Chittenden Corp. (Banks)	1,890	55,736
Christopher & Banks Corp. (Retail)	945	25,506
Cincinnati Bell, Inc. * (Telecommunications)	7,140	33,487
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,155	38,081
Cirrus Logic, Inc. * (Semiconductors)	2,730	19,274
CKE Restaurants, Inc. (Retail)	1,680	32,827
Clarcor, Inc. (Miscellaneous Manufacturing)	1,260	41,050
CLECO Corp. (Electric)	1,785	45,875
Cleveland-Cliffs, Inc. (Iron/Steel)	525	22,202
CMGI, Inc. * (Internet)	15,960	22,344
CNET Networks, Inc. * (Internet)	3,675	32,855
CNS, Inc. (Household Products/Wares)	945	35,012
Coeur d’Alene Mines Corp. * (Mining)	6,615	32,413
Cogent, Inc. * (Electronics)	1,155	13,283
Cognex Corp. (Machinery-Diversified)	1,260	29,018
Coherent, Inc. * (Electronics)	840	27,073
Coinmatch Service Corp. - Class A (Commercial Services)	2,520	25,200
Coinstar, Inc. * (Commercial Services)	945	28,709
Comfort Systems USA, Inc. (Building Materials)	1,470	17,067
Commscope, Inc. * (Telecommunications)	1,260	40,206
Community Bank System, Inc. (Banks)	1,890	46,967
Compass Minerals International, Inc. (Mining)	1,365	42,246
Comstock Resources, Inc. * (Oil & Gas)	1,050	29,295

See accompanying notes to the Schedules of Portfolio Investments.

Comtech Telecommunications Corp. * (Telecommunications)	630	22,460
Conexant Systems, Inc. * (Semiconductors)	11,655	22,494
Conor Medsystems, Inc. * (Pharmaceuticals)	840	20,630
Consolidated Communications Holdings, Inc. (Telecommunications)	1,365	25,116
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,995	21,406
Corinthian Colleges, Inc. * (Commercial Services)	2,310	28,298
Cornell Companies, Inc. * (Commercial Services)	1,470	26,313
Corus Bankshares, Inc. (Banks)	1,155	23,712
CoStar Group, Inc. * (Commercial Services)	525	24,859
Covad Communications Group, Inc. * (Internet)	7,980	10,613
Cox Radio, Inc. - Class A * (Media)	2,205	37,132
Cross Country Healthcare, Inc. * (Commercial Services)	1,365	26,426
Crosstex Energy, Inc. (Oil & Gas)	315	30,234
CSG Systems International, Inc. * (Software)	1,260	33,995
CT Communications, Inc. (Telecommunications)	1,365	31,818
CTS Corp. (Electronics)	1,785	25,204
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,470	32,737
Cumulus Media, Inc. - Class A * (Media)	2,205	23,638
Curtiss-Wright Corp. (Aerospace/Defense)	1,050	35,532
CV Therapeutics, Inc. * (Pharmaceuticals)	1,470	19,037
Cymer, Inc. * (Electronics)	945	43,781
Daktronics, Inc. (Electronics)	1,050	24,896
Delta & Pine Land Co. (Agriculture)	1,050	42,535
Delta Petroleum Corp. * (Oil & Gas)	1,575	40,477
Deluxe Corp. (Commercial Services)	1,470	33,325
DepoMed, Inc. * (Pharmaceuticals)	3,150	13,671
DeVry, Inc. * (Commercial Services)	1,470	35,795
DiamondRock Hospitality Co. (REIT)	2,625	44,284
Digene Corp. * (Biotechnology)	525	24,376
Digital Insight Corp. * (Internet)	945	29,087
Digital River, Inc. * (Internet)	840	48,595
Digitas, Inc. * (Internet)	2,520	26,611
Dime Community Bancshares, Inc. (Savings & Loans)	2,835	39,548
Diodes, Inc. * (Semiconductors)	630	27,745
Direct General Corp. (Insurance)	1,575	20,774
DJO, Inc. * (Healthcare - Products)	630	25,345
Dobson Communications Corp. - Class A * (Telecommunications)	3,780	29,333
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	735	29,518
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	1,050	14,879

See accompanying notes to the Schedules of Portfolio Investments.

Dress Barn, Inc. * (Retail)	1,155	25,087
Drill-Quip, Inc. * (Oil & Gas Services)	630	24,809
DSW, Inc. - Class A * (Retail)	630	21,798
DTS, Inc. * (Home Furnishings)	1,155	24,705
Duquesne Light Holdings, Inc. (Electric)	2,415	47,889
Dycom Industries, Inc. * (Engineering & Construction)	1,155	26,923
EarthLink, Inc. * (Internet)	3,570	25,061
Eclipsys Corp. * (Software)	1,260	26,699
Education Realty Trust, Inc. (REIT)	1,890	29,238
eFunds Corp. * (Software)	1,260	31,248
EGL, Inc. * (Transportation)	840	28,552
El Paso Electric Co. * (Electric)	1,785	41,698
Electronics for Imaging, Inc. * (Computers)	1,470	34,751
EMCOR Group, Inc. * (Engineering & Construction)	735	43,475
Emmis Communications Corp. * (Media)	1,155	14,253
Empire District Electric Co. (Electric)	2,100	49,854
EMS Technologies, Inc. * (Telecommunications)	1,155	21,079
Emulex Corp. * (Semiconductors)	1,995	37,506
Encompass Services Corp. * (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	1,365	34,180
Encore Wire Corp. * (Electrical Components & Equipment)	630	16,934
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	945	34,767
Energy Partners, Ltd. * (Oil & Gas)	1,050	25,652
EnerSys * (Electrical Components & Equipment)	1,575	27,767
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	630	20,160
Entegris, Inc. * (Semiconductors)	3,780	42,374
Entravision Communications Corp. * (Media)	2,625	19,268
Enzo Biochem, Inc. * (Biotechnology)	1,365	19,520
Epicor Software Corp. * (Software)	1,890	26,517
Equinix, Inc. * (Internet)	630	43,092
Equity Inns, Inc. (REIT)	2,415	40,524
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	630	27,355
eSPEED, Inc. - Class A * (Diversified Financial Services)	2,730	26,918
Esterline Technologies Corp. * (Aerospace/Defense)	735	27,710
Ethan Allen Interiors, Inc. (Home Furnishings)	735	26,181
Euronet Worldwide, Inc. * (Commercial Services)	945	28,085
Evergreen Energy, Inc. * (Energy - Alternate Sources)	1,785	22,937
Evergreen Solar, Inc. * (Energy - Alternate Sources)	1,785	15,530
Exelixis, Inc. * (Biotechnology)	2,625	25,463
Extra Space Storage, Inc. (REIT)	1,995	36,788
F.N.B. Corp. (Banks)	3,045	51,552

See accompanying notes to the Schedules of Portfolio Investments.

FairPoint Communications, Inc. (Telecommunications)	1,575	28,382
Federal Signal Corp. (Miscellaneous Manufacturing)	1,575	24,035
FelCor Lodging Trust, Inc. (REIT)	1,995	41,416
FiberTower Corp. * (Telecommunications)	1,680	12,180
Fidelity Bankshares, Inc. (Savings & Loans)	1,260	49,997
Fieldstone Investment Corp. (REIT)	2,625	21,341
Financial Federal Corp. (Diversified Financial Services)	945	26,006
Finisar Corp. * (Telecommunications)	5,985	20,828
First BanCorp. (Banks)	2,730	27,027
First Commonwealth Financial Corp. (Banks)	3,360	44,923
First Community Bancorp - Class A (Banks)	735	39,300
First Indiana Corp. (Banks)	1,680	42,874
First Midwest Bancorp, Inc. (Banks)	1,575	59,898
First Niagara Financial Group, Inc. (Savings & Loans)	3,255	46,612
First Potomac Realty Trust (REIT)	1,260	38,984
First Republic Bank (Banks)	840	32,710
First State Bancorporation (Banks)	1,785	44,464
Fleetwood Enterprises, Inc. * (Home Builders)	2,415	17,243
FLIR Systems, Inc. * (Electronics)	1,575	50,305
Florida East Coast Industries, Inc. (Transportation)	840	50,189
Flow International Corp. * (Machinery-Diversified)	1,470	17,317
Flowers Foods, Inc. (Food)	1,260	34,234
FormFactor, Inc. * (Semiconductors)	1,050	40,089
Forward Air Corp. (Transportation)	840	27,275
Fossil, Inc. * (Household Products/Wares)	1,365	29,812
Foundry Networks, Inc. * (Telecommunications)	3,360	42,537
FPIC Insurance Group, Inc. * (Insurance)	735	26,269
Franklin Bank Corp. Houston * (Savings & Loans)	1,785	36,075
Freightcar America, Inc. (Miscellaneous Manufacturing)	420	22,331
Fremont General Corp. (Banks)	1,575	22,885
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	3,465	26,438
FTI Consulting, Inc. * (Commercial Services)	1,050	29,831
FuelCell Energy, Inc. * (Energy - Alternate Sources)	1,995	13,207
Fuller (H.B.) Co. (Chemicals)	735	18,221
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	735	29,106
Gaylord Entertainment Co. * (Lodging)	945	43,980
Gemstar-TV Guide International, Inc. * (Media)	7,875	27,405

See accompanying notes to the Schedules of Portfolio Investments.

GenCorp, Inc. * (Aerospace/Defense)	1,680	22,008
General Cable Corp. * (Electrical Components & Equipment)	1,155	43,428
General Communication, Inc. - Class A * (Telecommunications)	2,310	30,284
Genesco, Inc. * (Retail)	630	23,669
Genesee & Wyoming, Inc. - Class A * (Transportation)	945	26,545
Genesis Healthcare Corp. * (Healthcare - Services)	525	25,426
Gevity HR, Inc. (Commercial Services)	840	18,984
Giant Industries, Inc. * (Oil & Gas)	420	34,012
Gibraltar Industries, Inc. (Iron/Steel)	840	17,732
GMH Communities Trust (REIT)	2,100	29,337
Gold Kist, Inc. * (Food)	1,680	33,281
Graftech International, Ltd. * (Electrical Components & Equipment)	3,255	19,693
Granite Construction, Inc. (Engineering & Construction)	840	43,764
Great Wolf Resorts, Inc. * (Entertainment)	1,785	23,491
Greater Bay Bancorp (Banks)	1,680	43,260
Green Mountain Coffee Roasters, Inc. * (Beverages)	630	24,929
Greenhill & Co., Inc. (Diversified Financial Services)	420	28,535
Greif Brothers Corp. - Class A (Packaging & Containers)	420	39,358
Grey Wolf, Inc. * (Oil & Gas)	4,620	32,340
Group 1 Automotive, Inc. (Retail)	525	30,088
GSI Commerce, Inc. * (Internet)	1,470	26,504
GUESS?, Inc. * (Apparel)	525	29,899
Guitar Center, Inc. * (Retail)	630	27,323
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,470	43,247
Haemonetics Corp. * (Healthcare - Products)	630	28,728
Hancock Holding Co. (Banks)	840	43,092
Hanmi Financial Corp. (Banks)	1,890	40,389
Hanover Compressor Co. * (Oil & Gas Services)	2,310	42,781
Haverty Furniture Cos., Inc. (Retail)	1,575	24,885
Headwaters, Inc. * (Energy - Alternate Sources)	1,050	25,987
Healthcare Realty Trust, Inc. (REIT)	1,260	51,029
Healthcare Services Group, Inc. (Commercial Services)	1,470	39,954
HealthExtras, Inc. * (Pharmaceuticals)	735	16,927
Healthways, Inc. * (Healthcare - Services)	840	35,574
Heartland Express, Inc. (Transportation)	1,680	27,434
HEICO Corp. (Aerospace/Defense)	945	34,285
Heidrick & Struggles International, Inc. * (Commercial Services)	735	30,039
Hercules, Inc. * (Chemicals)	2,730	49,685
Herman Miller, Inc. (Office Furnishings)	1,575	53,991
Hexcel Corp. * (Aerospace/Defense Equipment)	2,310	37,399

See accompanying notes to the Schedules of Portfolio Investments.

Hibbett Sporting Goods, Inc. * (Retail)	1,050	30,702
Highland Hospitality Corp. (REIT)	2,625	36,278
Hologic, Inc. * (Healthcare - Products)	945	45,501
HomeBanc Corp. (REIT)	4,305	22,601
Horace Mann Educators Corp. (Insurance)	2,100	42,294
Horizon Health Corp. * (Healthcare - Services)	1,050	16,244
Houston Exploration Co. * (Oil & Gas)	630	34,121
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,155	35,631
Hub Group, Inc. - Class A * (Transportation)	1,260	34,222
Human Genome Sciences, Inc. * (Biotechnology)	3,255	43,454
Huron Consulting Group, Inc. * (Commercial Services)	630	25,175
Hutchinson Technology, Inc. * (Computers)	840	19,446
Hydril * (Oil & Gas Services)	420	25,221
Hyperion Solutions Corp. * (Software)	1,365	51,051
Iconix Brand Group, Inc. * (Apparel)	1,260	23,486
ICOS Corp. * (Biotechnology)	1,680	53,289
ICU Medical, Inc. * (Healthcare - Products)	525	22,181
IDACORP, Inc. (Electric)	1,260	49,682
IDT Corp. - Class B * (Telecommunications)	1,680	21,823
IKON Office Solutions, Inc. (Office/Business Equipment)	2,520	37,573
Illumina, Inc. * (Biotechnology)	1,050	46,158
Imation Corp. (Computers)	840	38,447
Immucor, Inc. * (Healthcare - Products)	1,680	46,249
IMPAC Mortgage Holdings, Inc. (REIT)	2,100	19,887
Informatica Corp. * (Software)	2,100	26,019
Infospace, Inc. * (Internet)	840	16,976
InnKeepers USA Trust (REIT)	1,995	34,214
Input/Output, Inc. * (Oil & Gas Services)	2,100	23,541
Insight Enterprises, Inc. * (Retail)	1,470	31,590
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	945	22,085
Interdigital Communications Corp. * (Telecommunications)	1,260	45,057
Intergraph Corp. * (Computers)	735	32,112
Interline Brands, Inc. * (Building Materials)	945	22,623
Intermagnetics General Corp. * (Electrical Components & Equipment)	1,050	28,718
Intermec, Inc. * (Machinery-Diversified)	1,155	26,103
International Coal Group, Inc. * (Coal)	3,150	16,349
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	945	48,526
Intervest Bancshares Corp. * (Banks)	735	26,269

See accompanying notes to the Schedules of Portfolio Investments.

Invacare Corp. (Healthcare - Products)	945	20,629
inVentiv Health, Inc. * (Advertising)	840	24,024
Inverness Medical Innovations, Inc. * (Healthcare - Products)	840	31,660
Iowa Telecommunications Services, Inc. (Telecommunications)	1,785	35,593
iPCS, Inc. * (Telecommunications)	525	28,324
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	2,940	25,225
Itron, Inc. * (Electronics)	525	28,581
j2 Global Communications, Inc. * (Internet)	1,155	31,693
Jack Henry & Associates, Inc. (Computers)	1,995	43,471
Jack in the Box, Inc. * (Retail)	945	53,023
Jackson Hewitt Tax Service, Inc. (Commercial Services)	945	32,697
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	2,940	36,427
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,050	22,775
Jer Investors Trust, Inc. (REIT)	1,890	33,944
JetBlue Airways Corp. * (Airlines)	3,780	47,477
Journal Communications, Inc. - Class A (Media)	2,415	28,256
K-V Pharmaceutical Co. * (Pharmaceuticals)	1,260	28,123
K2, Inc. * (Leisure Time)	2,205	30,120
Kadant, Inc. * (Machinery-Diversified)	1,050	28,665
Kaman Corp. (Aerospace/Defense)	1,155	23,550
Kanbay International, Inc. * (Computers)	1,365	38,766
KEMET Corp. * (Electronics)	2,520	18,522
Kensey Nash Corp. * (Healthcare - Products)	735	22,351
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	1,575	22,113
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	630	24,230
Kimball International, Inc. - Class B (Home Furnishings)	1,785	44,357
Kindred Healthcare, Inc. * (Healthcare - Services)	840	22,680
KKR Financial Corp. (REIT)	1,785	47,892
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	2,520	46,998
Knight Transportation, Inc. (Transportation)	1,575	28,697
Komag, Inc. * (Computers)	735	28,114
Korn/Ferry International * (Commercial Services)	1,365	30,180
Kronos, Inc. * (Computers)	735	24,917
Kyphon, Inc. * (Healthcare - Products)	1,050	41,475
Labor Ready, Inc. * (Commercial Services)	1,365	23,901
LaBranche & Co., Inc. * (Diversified Financial Services)	1,575	13,970
Laclede Group, Inc. (Gas)	1,470	52,376
Lance, Inc. (Food)	1,155	22,546

See accompanying notes to the Schedules of Portfolio Investments.

Landauer, Inc. (Commercial Services)	630	34,505
LaSalle Hotel Properties (REIT)	945	39,926
Lattice Semiconductor Corp. * (Semiconductors)	3,675	22,822
Lawson Software, Inc. * (Software)	3,570	27,203
LCA-Vision, Inc. (Healthcare - Products)	525	18,443
Lear Corp. (Auto Parts & Equipment)	1,575	47,580
Lee Enterprises, Inc. (Media)	1,365	38,943
LIFE TIME FITNESS, Inc. * (Leisure Time)	840	43,286
Lifecell Corp. * (Biotechnology)	945	22,141
Lightbridge, Inc. * (Telecommunications)	1,365	15,779
Lindsay Manufacturing Co. (Machinery-Diversified)	840	27,628
Littelfuse, Inc. * (Electrical Components & Equipment)	735	24,887
Live Nation, Inc. * (Commercial Services)	1,575	33,485
LKQ Corp. * (Distribution/Wholesale)	1,365	31,586
Lodgian, Inc. * (Lodging)	1,575	22,444
Lone Star Technologies, Inc. * (Oil & Gas Services)	735	35,486
Longs Drug Stores Corp. (Retail)	735	31,634
Longview Fibre Co. (Forest Products & Paper)	1,470	30,958
LTC Properties, Inc. (REIT)	1,890	51,218
Lufkin Industries, Inc. (Oil & Gas Services)	420	25,343
Luminent Mortgage Capital, Inc. (REIT)	2,625	27,851
Luminex Corp. * (Healthcare - Products)	1,365	22,004
Macrovision Corp. * (Entertainment)	1,365	36,322
Magellan Health Services, Inc. * (Healthcare - Services)	840	36,657
Maguire Properties, Inc. (REIT)	1,050	44,898
Manhattan Associates, Inc. * (Computers)	1,260	37,208
Mariner Energy, Inc. * (Oil & Gas)	1,785	35,379
Martek Biosciences Corp. * (Biotechnology)	840	19,925
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	1,260	31,941
MasTec, Inc. * (Telecommunications)	1,365	14,947
Mattson Technology, Inc. * (Semiconductors)	2,100	20,538
Maxwell Technologies, Inc. * (Computers)	1,050	18,848
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	1,050	27,605
McDATA Corp. - Class A * (Computers)	4,830	27,386
MCG Capital Corp. (Investment Companies)	1,890	33,869
McMoRan Exploration Co. * (Oil & Gas)	1,155	17,464
Meadowbrook Insurance Group, Inc. * (Insurance)	2,940	35,427

See accompanying notes to the Schedules of Portfolio Investments.

Medarex, Inc. * (Pharmaceuticals)	3,255	42,055
Media General, Inc. - Class A (Media)	735	27,269
Medical Action Industries, Inc. * (Healthcare - Products)	945	25,109
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,260	44,150
Mentor Corp. (Healthcare - Products)	840	39,312
Mentor Graphics Corp. * (Computers)	2,100	35,427
Meridian Bioscience, Inc. (Healthcare - Products)	840	19,362
Merit Medical Systems, Inc. * (Healthcare - Products)	1,575	24,901
Meritage Homes Corp. * (Home Builders)	525	24,035
Metal Management, Inc. (Environmental Control)	735	20,198
MGI Pharma, Inc. * (Pharmaceuticals)	1,890	35,967
Micrel, Inc. * (Semiconductors)	2,310	25,780
Micros Systems, Inc. * (Computers)	945	46,948
Microsemi Corp. * (Semiconductors)	1,680	32,928
MicroStrategy, Inc. - Class A * (Software)	210	25,064
MKS Instruments, Inc. * (Semiconductors)	1,155	25,006
Mobile Mini, Inc. * (Storage/Warehousing)	1,050	33,779
Modine Manufacturing Co. (Auto Parts & Equipment)	1,050	25,001
Molecular Devices Corp. * (Electronics)	630	12,688
Moog, Inc. - Class A * (Aerospace/Defense)	945	35,249
Movado Group, Inc. (Retail)	1,050	27,038
MPS Group, Inc. * (Commercial Services)	2,520	38,429
MTS Systems Corp. (Computers)	630	20,973
Mueller Industries, Inc. (Metal Fabricate/Hardware)	945	34,653
Myogen, Inc. * (Biotechnology)	1,050	54,914
Myriad Genetics, Inc. * (Biotechnology)	1,155	31,058
Nara Bancorp, Inc. (Banks)	1,680	31,920
NATCO Group, Inc. - Class A * (Oil & Gas Services)	630	20,878
National Financial Partners (Diversified Financial Services)	945	37,233
Navigant Consulting Co. * (Commercial Services)	1,155	20,571
Navistar International Corp. * (Auto Manufacturers)	1,470	40,763
NBTY, Inc. * (Pharmaceuticals)	1,260	35,053
NCI Building Systems, Inc. * (Building Materials)	525	31,421
NCO Group, Inc. * (Commercial Services)	945	25,477
Nektar Therapeutics * (Biotechnology)	2,100	30,303
NetBank, Inc. (Internet)	4,095	21,744
Netflix, Inc. * (Internet)	1,050	29,043
NETGEAR, Inc. * (Telecommunications)	945	25,326

See accompanying notes to the Schedules of Portfolio Investments.

NewAlliance Bancshares, Inc. (Savings & Loans)	3,465	53,638
Newcastle Investment Corp. (REIT)	1,260	37,384
NewMarket Corp. (Chemicals)	525	33,758
Newport Corp. * (Telecommunications)	1,470	31,781
Nordson Corp. (Machinery-Diversified)	735	33,847
NorthStar Realty Finance Corp. (REIT)	2,310	34,997
NorthWestern Corp. (Electric)	1,155	40,864
Novastar Financial, Inc. (REIT)	840	26,813
NS Group, Inc. * (Metal Fabricate/Hardware)	525	34,314
Nu Skin Enterprises, Inc. (Retail)	1,890	36,137
Nuance Communications, Inc. * (Software)	2,940	33,928
NuCo2, Inc. * (Distribution/Wholesale)	945	26,441
NuVasive, Inc. * (Healthcare - Products)	1,260	29,623
Nuvelo, Inc. * (Pharmaceuticals)	1,575	29,043
O’Charley’s, Inc. * (Retail)	1,785	35,504
Odyssey Healthcare, Inc. * (Healthcare - Services)	1,260	16,695
Ohio Casualty Corp. (Insurance)	1,680	46,083
Oil States International, Inc. * (Oil & Gas Services)	1,050	30,492
Old Dominion Freight Line, Inc. * (Transportation)	735	20,330
Old National Bancorp (Banks)	2,625	49,823
Olin Corp. (Chemicals)	1,785	30,881
OM Group, Inc. * (Chemicals)	735	41,895
OMEGA Healthcare Investors, Inc. (REIT)	2,730	46,082
OmniVision Technologies, Inc. * (Semiconductors)	1,260	20,689
ON Semiconductor Corp. * (Semiconductors)	4,095	25,471
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,365	25,635
Open Solutions, Inc. * (Software)	840	31,391
Openwave Systems, Inc. * (Internet)	2,310	19,935
Opsware, Inc. * (Internet)	2,625	23,861
Orbital Sciences Corp. * (Aerospace/Defense)	1,680	30,509
Oregon Steel Mills, Inc. * (Iron/Steel)	735	39,983
Oriental Financial Group, Inc. (Banks)	2,415	28,883
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,260	48,234
Owens & Minor, Inc. (Distribution/Wholesale)	1,050	33,086
P.F. Chang’s China Bistro, Inc. * (Retail)	735	30,738
Pacer International, Inc. (Transportation)	1,050	32,225
Pacific Sunwear of California, Inc. * (Retail)	1,680	29,602
Palm, Inc. * (Computers)	1,995	30,623
Palomar Medical Technologies, Inc. * (Healthcare - Products)	525	24,722

See accompanying notes to the Schedules of Portfolio Investments.

Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	945	18,418
Parallel Petroleum Corp. * (Oil & Gas)	1,155	23,389
Parametric Technology Corp. * (Software)	2,835	55,397
PAREXEL International Corp. * (Commercial Services)	945	27,972
Parker Drilling Co. * (Oil & Gas)	3,045	24,939
Pathmark Stores, Inc. * (Food)	2,310	23,400
Payless ShoeSource, Inc. * (Retail)	1,470	39,323
Peet’s Coffee & Tea, Inc. * (Beverages)	840	22,470
Penn Virginia Corp. (Oil & Gas)	525	37,563
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	945	16,745
Per-Se Technologies, Inc. * (Software)	1,155	28,274
Pericom Semiconductor Corp. * (Semiconductors)	2,835	27,244
Perot Systems Corp. - Class A * (Computers)	2,205	32,524
Perrigo Co. (Pharmaceuticals)	2,100	37,569
Perry Ellis International, Inc. * (Apparel)	1,050	38,388
Petrohawk Energy Corp. * (Oil & Gas)	1,890	21,414
PFF Bancorp, Inc. (Savings & Loans)	1,470	45,585
PHH Corp. * (Commercial Services)	1,260	34,776
Phillips-Van Heusen Corp. (Apparel)	1,260	57,657
Photronics, Inc. * (Semiconductors)	1,470	20,565
Pier 1 Imports, Inc. (Retail)	2,415	15,794
Pilgrim’s Pride Corp. (Food)	945	23,606
Pinnacle Entertainment, Inc. * (Entertainment)	1,155	34,950
Pioneer Drilling Co. * (Oil & Gas)	1,365	17,922
Piper Jaffray * (Diversified Financial Services)	525	36,304
Placer Sierra Bancshares (Banks)	1,365	32,378
Plantronics, Inc. (Telecommunications)	1,155	24,382
Plexus Corp. * (Electronics)	1,050	23,016
PNM Resources, Inc. (Electric)	1,785	50,265
Polaris Industries, Inc. (Leisure Time)	945	40,465
Polycom, Inc. * (Telecommunications)	1,995	54,662
PolyMedica Corp. (Healthcare - Products)	630	26,177
PolyOne Corp. * (Chemicals)	2,835	23,247
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	525	24,476
Potlatch Corp. (Forest Products & Paper)	945	38,367
Powerwave Technologies, Inc. * (Telecommunications)	2,835	18,456
Preferred Bank (Banks)	1,155	67,649
Premiere Global Services, Inc. * (Telecommunications)	2,730	22,714
Priceline.com, Inc. * (Internet)	735	29,613
PrivateBancorp, Inc. (Banks)	945	38,811
ProAssurance Corp. * (Insurance)	945	46,022
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	945	24,683

See accompanying notes to the Schedules of Portfolio Investments.

Progress Software Corp. * (Software)	1,155	33,252
Prosperity Bancshares, Inc. (Banks)	1,260	43,709
PSS World Medical, Inc. * (Healthcare - Products)	1,785	35,914
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,260	41,831
Quanex Corp. (Metal Fabricate/Hardware)	840	28,148
Quantum Corp. * (Computers)	7,350	16,023
Quest Resource Corp. * (Oil & Gas)	1,470	15,215
Quest Software, Inc. * (Software)	1,785	26,293
Quiksilver, Inc. * (Apparel)	2,940	41,013
Rackable Systems, Inc. * (Computers)	630	19,536
Radio One, Inc. - Class D * (Media)	2,835	19,250
RadiSys Corp. * (Computers)	1,050	19,247
Ralcorp Holdings, Inc. * (Food)	735	36,346
Ramco-Gershenson Properties Trust (REIT)	1,680	55,120
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	1,050	28,539
RCN Corp. * (Telecommunications)	1,260	36,389
Reader’s Digest Association, Inc. (Media)	2,940	42,276
RealNetworks, Inc. * (Internet)	2,625	28,823
Red Robin Gourmet Burgers, Inc. * (Retail)	525	25,326
Redback Networks, Inc. * (Internet)	1,365	21,594
Regal-Beloit Corp. (Hand/Machine Tools)	735	36,346
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,470	29,474
Regis Corp. (Retail)	1,050	39,428
Rent-A-Center, Inc. * (Commercial Services)	1,575	45,296
Rentech, Inc. * (Environmental Control)	4,095	17,404
Republic Bancorp, Inc. (Banks)	3,675	49,172
Republic Property Trust (REIT)	2,940	36,574
Resources Connection, Inc. * (Commercial Services)	1,260	36,464
Rewards Network, Inc. * (Commercial Services)	2,415	13,669
RF Micro Devices, Inc. * (Telecommunications)	4,515	32,960
Rofin-Sinar Technologies, Inc. * (Electronics)	525	32,330
Rogers Corp. * (Electronics)	525	36,734
RTI International Metals, Inc. * (Mining)	525	32,193
Ruby Tuesday, Inc. (Retail)	1,470	40,793
Rush Enterprises, Inc. * (Retail)	1,155	21,668
Ryan’s Restaurant Group, Inc. * (Retail)	2,625	42,550
Ryerson, Inc. (Iron/Steel)	735	17,714
Safety Insurance Group, Inc. (Insurance)	630	31,506
Saia, Inc. * (Transportation)	735	19,698
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	1,575	20,995
Saxon Capital, Inc. (REIT)	1,995	28,229

See accompanying notes to the Schedules of Portfolio Investments.

ScanSource, Inc. * (Distribution/Wholesale)	945	29,664
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	630	22,025
Sciele Pharma, Inc. * (Pharmaceuticals)	840	18,320
Seabright Insurance Holdings * (Insurance)	1,365	22,400
Select Comfort Corp. * (Retail)	1,260	26,939
Semtech Corp. * (Semiconductors)	1,995	25,995
Shuffle Master, Inc. * (Entertainment)	945	26,441
Signature Bank * (Banks)	1,260	38,216
Silicon Image, Inc. * (Semiconductors)	2,520	29,812
Simpson Manufacturing Co., Inc. (Building Materials)	945	26,829
Sinclair Broadcast Group, Inc. - Class A (Media)	2,730	24,625
SiRF Technology Holdings, Inc. * (Semiconductors)	1,155	32,479
Sirona Dental Systems, Inc. (Healthcare - Products)	525	19,425
Skyline Corp. (Home Builders)	735	29,025
SkyWest, Inc. (Airlines)	1,470	39,190
Skyworks Solutions, Inc. * (Semiconductors)	4,200	27,846
Sohu.com, Inc. * (Internet)	735	16,787
Sonic Corp. * (Retail)	2,100	47,774
SonicWALL, Inc. * (Internet)	2,310	24,255
SonoSite, Inc. * (Healthcare - Products)	630	17,955
Sonus Networks, Inc. * (Telecommunications)	6,195	32,400
Sotheby’s (Commercial Services)	1,365	51,869
Southwest Bancorp, Inc. (Banks)	1,680	45,545
Southwest Gas Corp. (Water)	1,890	23,833
Spartan Stores, Inc. (Food)	1,575	32,571
Spartech Corp. (Chemicals)	1,260	34,524
Spherion Corp. * (Commercial Services)	2,205	15,986
Spirit Finance Corp. (REIT)	3,675	43,769
SPSS, Inc. * (Software)	630	17,432
SRA International, Inc. - Class A * (Computers)	945	30,287
Stage Stores, Inc. (Retail)	840	27,224
Stamps.com, Inc. * (Internet)	630	10,112
Standex International Corp. (Miscellaneous Manufacturing)	1,155	33,634
Stepan Co. (Chemicals)	945	29,730
STERIS Corp. (Healthcare - Products)	1,575	38,383
Sterling Bancorp (Banks)	1,680	32,726
Sterling Bancshares, Inc. (Banks)	2,415	44,219
Sterling Financial Corp. - Spokane (Savings & Loans)	1,155	38,415
Steven Madden, Ltd. (Apparel)	735	31,708
Stone Energy Corp. * (Oil & Gas)	630	24,551
Strategic Hotels & Resorts, Inc. (REIT)	1,995	42,434
Strayer Education, Inc. (Commercial Services)	315	35,633

See accompanying notes to the Schedules of Portfolio Investments.

Sun-Times Media Group, Inc. - Class A (Media)	3,675	21,315
Sunrise Assisted Living, Inc. * (Healthcare - Services)	1,050	32,771
Sunstone Hotel Investors, Inc. (REIT)	1,575	46,400
Superior Essex, Inc. * (Electrical Components & Equipment)	735	27,555
SVB Financial Group * (Banks)	1,050	48,321
Swift Energy Co. * (Oil & Gas)	735	34,339
SWS Group, Inc. (Diversified Financial Services)	1,050	29,180
Sybase, Inc. * (Software)	1,995	48,578
Sycamore Networks, Inc. * (Telecommunications)	5,880	22,050
Sykes Enterprises, Inc. * (Computers)	1,155	23,435
Symyx Technologies, Inc. * (Chemicals)	1,155	28,355
Synagro Technologies, Inc. (Environmental Control)	5,460	23,587
Take-Two Interactive Software, Inc. * (Software)	1,890	26,441
TALX Corp. (Computers)	945	22,982
Tanger Factory Outlet Centers, Inc. (REIT)	1,260	46,998
Technitrol, Inc. (Electronics)	1,260	31,777
Tekelec * (Telecommunications)	1,785	26,329
Teledyne Technologies, Inc. * (Aerospace/Defense)	945	39,425
Telik, Inc. * (Biotechnology)	1,680	31,836
Tempur-Pedic International, Inc. * (Home Furnishings)	1,470	29,018
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	1,155	26,219
Tessera Technologies, Inc. * (Semiconductors)	1,260	43,987
Tetra Tech, Inc. * (Environmental Control)	1,680	30,542
Texas Industries, Inc. (Building Materials)	525	32,602
Texas Regional Bancshares, Inc. - Class A (Banks)	1,365	53,030
Texas Roadhouse, Inc. - Class A * (Retail)	1,890	27,311
The BISYS Group, Inc. * (Computers)	2,835	31,298
The Cato Corp. - Class A (Retail)	1,050	24,035
The Children’s Place Retail Stores, Inc. * (Retail)	525	36,850
The Commerce Group, Inc. (Insurance)	1,470	43,512
The Finish Line, Inc. - Class A (Retail)	1,470	19,051
The Genlyte Group, Inc. * (Building Materials)	630	48,673
The Geo Group, Inc. * (Commercial Services)	945	35,910
The Gymboree Corp. * (Apparel)	840	39,026
The Hain Celestial Group, Inc. * (Food)	1,050	29,642
The Medicines Co. * (Pharmaceuticals)	1,575	40,887

See accompanying notes to the Schedules of Portfolio Investments.

The Men’s Wearhouse, Inc. (Retail)	1,050	41,843
The Mills Corp. (REIT)	1,365	24,939
The Nautilus Group, Inc. (Leisure Time)	1,260	17,804
The Pantry, Inc. * (Retail)	525	28,655
The Phoenix Cos., Inc. (Insurance)	2,835	44,906
The Standard Register Co. (Household Products/Wares)	1,995	26,992
The Steak n Shake Co. * (Retail)	1,575	29,279
The Stride Rite Corp. (Apparel)	2,310	34,073
The Timberland Co. - Class A * (Apparel)	1,260	36,351
The Topps Co., Inc. (Toys/Games/Hobbies)	3,255	28,416
The TriZetto Group, Inc. * (Internet)	1,680	28,711
The Ultimate Software Group, Inc. * (Software)	945	23,379
The Warnaco Group, Inc. * (Apparel)	1,365	28,993
Thoratec Corp. * (Healthcare - Products)	1,470	23,153
THQ, Inc. * (Software)	1,470	44,203
Tibco Software, Inc. * (Internet)	5,040	46,621
Time Warner Telecom, Inc. - Class A * (Telecommunications)	1,890	37,686
Trammell Crow Co. * (Real Estate)	945	46,069
Transaction Systems Architect, Inc. * (Software)	840	28,316
Tredegar Corp. (Miscellaneous Manufacturing)	1,470	25,637
TreeHouse Foods, Inc. * (Food)	1,050	26,628
Triarc Cos., Inc. (Retail)	2,310	38,785
Trico Marine Services, Inc. * (Oil & Gas Services)	840	28,644
Trident Microsystems, Inc. * (Software)	1,470	31,076
TriQuint Semiconductor, Inc. * (Semiconductors)	5,040	22,680
Trump Entertainment Resorts, Inc. * (Lodging)	1,155	23,481
Trustreet Properties, Inc. (REIT)	2,310	39,201
TTM Technologies, Inc. * (Electronics)	1,365	16,585
Tupperware Corp. (Household Products/Wares)	1,785	37,895
Tween Brands, Inc. * (Retail)	735	30,738
Tyler Technologies, Inc. * (Computers)	2,100	29,799
U-Store-It Trust (REIT)	1,680	36,893
UAP Holding Corp. (Chemicals)	1,470	36,794
UCBH Holdings, Inc. (Banks)	2,730	46,792
Umpqua Holdings Corp. (Banks)	1,785	50,408
Under Armour, Inc. - Class A * (Retail)	525	24,334
United Fire & Casualty Co. (Insurance)	840	29,719
United Natural Foods, Inc. * (Food)	1,050	36,644
United Online, Inc. (Internet)	1,995	26,972
United Stationers, Inc. * (Distribution/Wholesale)	735	35,096
United Surgical Partners International, Inc. * (Healthcare - Services)	1,050	26,061

See accompanying notes to the Schedules of Portfolio Investments.

United Therapeutics Corp. * (Pharmaceuticals)	525	31,421
Universal Compression Holdings, Inc. * (Oil & Gas Services)	630	37,964
Universal Corp. (Agriculture)	840	30,929
Universal Forest Products, Inc. (Building Materials)	420	19,060
USA Mobility, Inc. (Telecommunications)	945	23,984
USEC, Inc. (Mining)	2,310	25,780
UTStarcom, Inc. * (Telecommunications)	3,255	35,056
Vail Resorts, Inc. * (Entertainment)	840	32,466
Valassis Communications, Inc. * (Commercial Services)	1,260	18,913
Valeant Pharmaceuticals International (Pharmaceuticals)	2,205	41,189
Valmont Industries, Inc. (Metal Fabricate/Hardware)	525	29,295
ValueClick, Inc. * (Internet)	2,415	45,402
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,260	45,976
Varian, Inc. * (Electronics)	840	39,387
Veeco Instruments, Inc. * (Semiconductors)	945	17,662
Ventana Medical Systems, Inc. * (Healthcare - Products)	735	29,687
Veritas DGC, Inc. * (Oil & Gas Services)	840	60,489
ViaSat, Inc. * (Telecommunications)	840	22,798
Viasys Healthcare, Inc. * (Healthcare - Products)	945	27,074
Virginia Commerce Bancorp, Inc. * (Banks)	1,365	27,791
Visteon Corp. * (Auto Parts & Equipment)	3,360	24,797
W Holding Co., Inc. (Banks)	4,305	24,495
W-H Energy Services, Inc. * (Oil & Gas Services)	735	34,420
W.R. Grace & Co. * (Chemicals)	1,785	23,919
Wabtec Corp. (Machinery-Diversified)	1,155	36,255
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,310	58,904
Warren Resources, Inc. * (Oil & Gas)	1,785	21,045
Washington Group International, Inc. (Engineering & Construction)	630	35,671
Watsco, Inc. (Distribution/Wholesale)	630	31,374
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,050	47,407
WebEx Communications, Inc. * (Internet)	945	36,335
webMethods, Inc. * (Internet)	2,100	15,792
Websense, Inc. * (Internet)	1,260	34,486
West Pharmaceutical Services, Inc. (Healthcare - Products)	840	35,314
Westamerica Bancorp (Banks)	1,155	57,577
Westar Energy, Inc. (Electric)	2,205	55,830
Whiting Petroleum Corp. * (Oil & Gas)	840	37,471

See accompanying notes to the Schedules of Portfolio Investments.

Wilshire Bancorp, Inc. (Banks)	1,680	33,230
Wind River Systems, Inc. * (Software)	2,100	23,058
Winnebago Industries, Inc. (Home Builders)	945	31,459
Winston Hotels, Inc. (REIT)	3,465	41,927
Wintrust Financial Corp. (Banks)	840	40,538
Witness Systems, Inc. * (Software)	1,050	18,627
WMS Industries, Inc. * (Leisure Time)	840	29,677
Wolverine World Wide, Inc. (Apparel)	1,470	41,689
World Acceptance Corp. * (Diversified Financial Services)	735	36,743
World Fuel Services Corp. (Retail)	735	31,620
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,785	30,845
Wright Express Corp. * (Commercial Services)	1,050	28,739
Wright Medical Group, Inc. * (Healthcare - Products)	1,155	28,540
Yankee Candle Co., Inc. (Household Products/Wares)	1,050	35,543
Zale Corp. * (Retail)	1,260	36,338
Zenith National Insurance Corp. (Insurance)	945	43,961
Zoll Medical Corp. * (Healthcare - Products)	840	32,508
Zoran Corp. * (Semiconductors)	1,260	17,539
Zymogenetics, Inc. * (Pharmaceuticals)	1,260	20,223

TOTAL COMMON STOCKS (Cost $23,071,533)		24,924,288

	Principal Amount
Repurchase Agreements (32.6%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $11,343,641 (Collateralized by $11,311,000 of various U.S. Government Agency Obligations, 4.125% - 7.125%, 7/17/09 - 7/18/11, market value $11,570,808)	$11,342,000	11,342,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,342,000)		11,342,000

TOTAL INVESTMENT SECURITIES (Cost $34,413,533) - 104.3% of net assets		$36,266,288

Percentages indicated are based on net assets of $34,774,303.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $5,383,700)	14	$395,787

E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $3,230,220)	42	121,397

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	$1,102,427	$945

Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	78,588	56,256

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.9%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.3%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	4.9%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	1.2%
Coal	0.1%
Commercial Services	4.2%
Computers	2.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.7%
Electric	1.5%
Electrical Components & Equipment	0.8%
Electronics	1.5%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.9%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.2%
Healthcare - Products	2.6%
Healthcare - Services	1.1%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Insurance	1.3%
Internet	2.7%
Investment Companies	0.4%
Iron/Steel	0.5%
Leisure Time	0.5%
Lodging	0.4%
Machinery - Construction & Mining	0.1%
Machinery - Diversified	0.8%
Media	1.2%
Metal Fabricate/Hardware	0.6%
Mining	0.5%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.2%
Packaging & Containers	0.2%
Pharmaceuticals	2.6%
Real Estate	0.1%
Real Estate Investment Trust	4.7%
Retail	4.7%
Savings & Loans	1.0%
Semiconductors	2.4%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	3.7%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.3%
Other**	32.6%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (97.8%)
Activision, Inc. * (Software)	6,370	$98,225
Adobe Systems, Inc. * (Software)	14,406	551,030
Akamai Technologies, Inc. * (Internet)	3,822	179,099
Altera Corp. * (Semiconductors)	12,838	236,733
Amazon.com, Inc. * (Internet)	7,056	268,763
American Power Conversion Corp. (Electrical Components & Equipment)	4,900	148,127
Amgen, Inc. * (Biotechnology)	13,818	1,048,924
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,038	133,550
Apollo Group, Inc. - Class A * (Commercial Services)	4,410	162,994
Apple Computer, Inc. * (Computers)	30,282	2,455,264
Applied Materials, Inc. (Semiconductors)	18,228	316,985
Autodesk, Inc. * (Software)	6,076	223,293
BEA Systems, Inc. * (Software)	9,212	149,879
Bed Bath & Beyond, Inc. * (Retail)	9,604	386,945
Biogen Idec, Inc. * (Biotechnology)	9,506	452,486
Biomet, Inc. (Healthcare - Products)	8,330	315,207
Broadcom Corp. - Class A * (Semiconductors)	10,878	329,277
C.H. Robinson Worldwide, Inc. (Transportation)	4,214	175,892
Cadence Design Systems, Inc. * (Computers)	7,448	133,021
CDW Corp. (Distribution/Wholesale)	2,058	135,149
Celgene Corp. * (Biotechnology)	8,820	471,341
Check Point Software Technologies, Ltd. * (Internet)	5,978	123,864
CheckFree Corp. * (Internet)	2,254	88,988
Cintas Corp. (Textiles)	4,900	202,860
Cisco Systems, Inc. * (Telecommunications)	55,468	1,338,443
Citrix Systems, Inc. * (Software)	5,586	164,955
Cognizant Technology Solutions Corp. * (Computers)	3,528	265,588
Comcast Corp. - Special Class A * (Media)	24,304	988,445
Comverse Technology, Inc. * (Telecommunications)	5,292	115,207
Costco Wholesale Corp. (Retail)	6,272	334,799
Dell, Inc. * (Computers)	21,266	517,402
DENTSPLY International, Inc. (Healthcare - Products)	3,724	116,487
Discovery Holding Co. - Class A * (Media)	6,076	90,168
eBay, Inc. * (Internet)	26,852	862,755
EchoStar Communications Corp. - Class A * (Media)	5,390	191,453
Electronic Arts, Inc. * (Software)	7,840	414,658
Expedia, Inc. * (Internet)	8,330	135,363
Expeditors International of Washington, Inc. (Transportation)	5,292	250,894

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc. * (Pharmaceuticals)	3,136	199,826
Fastenal Co. (Distribution/Wholesale)	3,626	145,910
Fiserv, Inc. * (Software)	5,586	275,948
Flextronics International, Ltd. * (Electronics)	15,974	185,298
Garmin, Ltd. (Electronics)	5,096	272,178
Genzyme Corp. * (Biotechnology)	8,330	562,358
Gilead Sciences, Inc. * (Pharmaceuticals)	11,466	790,008
Google, Inc. - Class A * (Internet)	3,430	1,634,017
IAC/InterActiveCorp * (Internet)	7,938	245,919
Intel Corp. (Semiconductors)	51,352	1,095,851
Intuit, Inc. * (Software)	10,976	387,453
Intuitive Surgical, Inc. * (Healthcare - Products)	980	97,196
JDS Uniphase Corp. * (Telecommunications)	6,146	89,301
Joy Global, Inc. (Machinery - Construction & Mining)	2,940	114,983
Juniper Networks, Inc. * (Telecommunications)	9,408	162,006
KLA -Tencor Corp. (Semiconductors)	6,076	298,757
Lam Research Corp. * (Semiconductors)	3,724	184,152
Lamar Advertising Co. * (Advertising)	2,058	118,705
Liberty Global, Inc. - Class A * (Media)	5,327	139,780
Liberty Media Holding Corp. - Interactive Series A * (Internet)	15,680	346,058
Lincare Holdings, Inc. * (Healthcare - Services)	2,254	75,644
Linear Technology Corp. (Semiconductors)	10,290	320,225
Marvell Technology Group, Ltd. * (Semiconductors)	14,210	259,759
Maxim Integrated Products, Inc. (Semiconductors)	11,466	344,095
MedImmune, Inc. * (Biotechnology)	6,468	207,235
Microchip Technology, Inc. (Semiconductors)	4,508	148,448
Microsoft Corp. (Software)	87,220	2,504,085
Millicom International Cellular SA * (Telecommunications)	2,450	122,206
Monster Worldwide, Inc. * (Internet)	3,332	134,979
Network Appliance, Inc. * (Computers)	9,898	361,277
NII Holdings, Inc. - Class B * (Telecommunications)	3,822	248,545
NTL, Inc. (Telecommunications)	9,016	243,702
NVIDIA Corp. * (Semiconductors)	8,820	307,553
Oracle Corp. * (Software)	55,566	1,026,304
PACCAR, Inc. (Auto Manufacturers)	7,056	417,786
Patterson Cos., Inc. * (Healthcare - Products)	3,430	112,676
Patterson-UTI Energy, Inc. (Oil & Gas)	4,214	97,765
Paychex, Inc. (Commercial Services)	9,212	363,689
Petsmart, Inc. (Retail)	3,528	101,536

See accompanying notes to the Schedules of Portfolio Investments.

Qualcomm, Inc. (Telecommunications)	50,666	1,843,735
Red Hat, Inc. * (Software)	4,802	78,657
Research In Motion, Ltd. * (Computers)	4,704	552,626
Ross Stores, Inc. (Retail)	3,528	103,829
SanDisk Corp. * (Computers)	4,606	221,549
Sears Holdings Corp. * (Retail)	4,116	718,119
Sepracor, Inc. * (Pharmaceuticals)	2,744	142,029
Sigma-Aldrich Corp. (Chemicals)	1,666	125,133
Sirius Satellite Radio, Inc. * (Media)	38,710	148,259
Staples, Inc. (Retail)	12,446	320,982
Starbucks Corp. * (Retail)	26,754	1,009,964
Sun Microsystems, Inc. * (Computers)	38,710	210,195
Symantec Corp. * (Internet)	26,264	521,078
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	2,646	100,072
Tellabs, Inc. * (Telecommunications)	6,468	68,173
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	15,680	516,970
Urban Outfitters, Inc. * (Retail)	4,410	77,175
VeriSign, Inc. * (Internet)	5,782	119,572
Whole Foods Market, Inc. (Food)	3,528	225,228
Wynn Resorts, Ltd. * (Lodging)	2,842	209,001
Xilinx, Inc. (Semiconductors)	11,466	292,498
XM Satellite Radio Holdings, Inc. - Class A * (Media)	7,840	91,414
Yahoo!, Inc. * (Internet)	16,856	443,987

TOTAL COMMON STOCKS (Cost $29,072,955)		37,457,971

	Principal Amount
Repurchase Agreements (6.7%)
UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $2,571,372 (Collateralized by $2,533,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $2,622,614)	$2,571,000	2,571,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,571,000)		2,571,000

TOTAL INVESTMENT SECURITIES (Cost $31,643,955) - 104.5% of net assets		$40,028,971

Percentages indicated are based on net assets of $38,320,329.

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $522,600)	3	$40,297

E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $487,690)	14	4,058

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.2%
Chemicals	0.3%
Commercial Services	1.4%
Computers	12.3%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.4%
Electronics	1.2%
Food	0.6%
Healthcare - Products	1.7%
Healthcare - Services	0.2%
Internet	13.3%
Lodging	0.5%
Machinery – Construction & Mining	0.3%
Media	4.3%
Oil & Gas	0.3%
Pharmaceuticals	4.7%
Retail	8.0%
Semiconductors	10.8%
Software	15.3%
Telecommunications	11.3%
Textiles	0.5%
Transportation	1.1%
Other **	6.7%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.6%)
3M Co. (Miscellaneous Manufacturing)	11,844	$933,781
Abbott Laboratories (Pharmaceuticals)	22,372	1,062,894
ACE, Ltd. (Insurance)	13,160	753,410
ADC Telecommunications, Inc. * (Telecommunications)	2,632	37,664
Advanced Micro Devices, Inc. * (Semiconductors)	19,740	419,870
Aetna, Inc. (Healthcare - Services)	13,160	542,455
AFLAC, Inc. (Insurance)	6,580	295,574
Agilent Technologies, Inc. * (Electronics)	10,528	374,797
Air Products & Chemicals, Inc. (Chemicals)	9,212	641,800
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,316	66,866
Alcoa, Inc. (Mining)	34,216	989,185
Allegheny Energy, Inc. * (Electric)	6,580	283,137
Allegheny Technologies, Inc. (Iron/Steel)	2,632	207,217
Allied Waste Industries, Inc. * (Environmental Control)	9,212	111,926
Allstate Corp. (Insurance)	25,004	1,534,245
Alltel Corp. (Telecommunications)	9,212	491,092
Altera Corp. * (Semiconductors)	5,264	97,068
Altria Group, Inc. (Agriculture)	31,584	2,568,727
Ameren Corp. (Electric)	7,896	427,174
American Electric Power, Inc. (Electric)	15,792	654,263
American International Group, Inc. (Insurance)	43,428	2,917,059
American Power Conversion Corp. (Electrical Components & Equipment)	3,948	119,348
American Standard Cos. (Building Materials)	2,632	116,571
Ameriprise Financial, Inc. (Diversified Financial Services)	3,948	203,322
AmSouth Bancorp (Banks)	13,160	397,695
Analog Devices, Inc. (Semiconductors)	5,264	167,500
AON Corp. (Insurance)	13,160	457,836
Apartment Investment and Management Co. - Class A (REIT)	3,948	226,299
Apple Computer, Inc. * (Computers)	15,792	1,280,415
Applera Corp. - Applied Biosystems Group (Electronics)	2,632	98,174
Applied Materials, Inc. (Semiconductors)	31,584	549,246
Archer-Daniels-Midland Co. (Agriculture)	26,320	1,013,320
Archstone-Smith Trust (REIT)	7,896	475,418
Ashland, Inc. (Chemicals)	2,632	155,551
AT&T, Inc. (Telecommunications)	153,972	5,273,540

See accompanying notes to the Schedules of Portfolio Investments.

Automatic Data Processing, Inc. (Software)	7,896	390,379
AutoNation, Inc. * (Retail)	5,264	105,543
Avaya, Inc. * (Telecommunications)	15,792	202,296
Avery Dennison Corp. (Household Products/Wares)	3,948	249,277
Avon Products, Inc. (Cosmetics/Personal Care)	6,580	200,098
Baker Hughes, Inc. (Oil & Gas Services)	5,264	363,479
Bank of America Corp. (Banks)	139,496	7,514,651
Bank of New York Co., Inc. (Banks)	30,268	1,040,311
Bausch & Lomb, Inc. (Healthcare - Products)	1,316	70,459
Baxter International, Inc. (Healthcare - Products)	9,212	423,475
BB&T Corp. (Banks)	22,372	973,629
Bear Stearns Cos., Inc. (Diversified Financial Services)	5,264	796,706
BellSouth Corp. (Telecommunications)	71,064	3,204,986
Bemis Co., Inc. (Packaging & Containers)	3,948	132,732
Big Lots, Inc. * (Retail)	3,948	83,224
Biogen Idec, Inc. * (Biotechnology)	7,896	375,850
BMC Software, Inc. * (Software)	5,264	159,552
Boeing Co. (Aerospace/Defense)	19,740	1,576,436
Boston Properties, Inc. (REIT)	2,632	281,177
Bristol-Myers Squibb Co. (Pharmaceuticals)	44,744	1,107,414
Brown-Forman Corp. (Beverages)	1,316	95,002
Brunswick Corp. (Leisure Time)	3,948	124,362
Burlington Northern Santa Fe Corp. (Transportation)	14,476	1,122,324
CA, Inc. (Software)	11,844	293,257
Carnival Corp. (Leisure Time)	6,580	321,235
Caterpillar, Inc. (Machinery - Construction & Mining)	26,320	1,597,887
CBS Corp. - Class B (Media)	17,108	495,106
CenterPoint Energy, Inc. (Electric)	11,844	183,345
CenturyTel, Inc. (Telecommunications)	3,948	158,868
ChevronTexaco Corp. (Oil & Gas)	38,164	2,564,621
Chubb Corp. (Insurance)	17,108	909,290
Ciena Corp. * (Telecommunications)	2,632	61,878
CIGNA Corp. (Insurance)	2,632	307,891
Cincinnati Financial Corp. (Insurance)	3,948	180,226
Circuit City Stores, Inc. (Retail)	6,580	177,528
CIT Group, Inc. (Diversified Financial Services)	7,896	410,987
Citigroup, Inc. (Diversified Financial Services)	197,400	9,901,585
Citizens Communications Co. (Telecommunications)	13,160	192,926
CMS Energy Corp. * (Electric)	9,212	137,167
Coca-Cola Co. (Beverages)	36,848	1,721,539
Coca-Cola Enterprises, Inc. (Beverages)	11,844	237,235
Comcast Corp. - Special Class A * (Media)	84,224	3,425,390

See accompanying notes to the Schedules of Portfolio Investments.

Comerica, Inc. (Banks)	6,580	382,890
Compass Bancshares, Inc. (Banks)	5,264	296,153
Computer Sciences Corp. * (Computers)	7,896	417,304
Compuware Corp. * (Software)	9,212	74,064
Comverse Technology, Inc. * (Telecommunications)	3,948	85,948
ConAgra Foods, Inc. (Food)	21,056	550,615
ConocoPhillips (Oil & Gas)	65,800	3,963,792
CONSOL Energy, Inc. (Coal)	3,948	139,720
Consolidated Edison, Inc. (Electric)	9,212	445,400
Constellation Brands, Inc. * (Beverages)	7,896	217,061
Constellation Energy Group, Inc. (Electric)	6,580	410,592
Convergys Corp. * (Commercial Services)	2,632	55,825
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	3,948	353,149
Corning, Inc. * (Telecommunications)	38,164	779,691
Costco Wholesale Corp. (Retail)	18,424	983,473
CSX Corp. (Transportation)	18,424	657,184
Cummins, Inc. (Machinery-Diversified)	1,316	167,106
CVS Corp. (Retail)	32,900	1,032,402
Dean Foods Co. * (Food)	2,632	110,254
Deere & Co. (Machinery-Diversified)	9,212	784,217
Dillards, Inc. - Class A (Retail)	2,632	79,407
Dollar General Corp. (Retail)	3,948	55,390
Dominion Resources, Inc. (Electric)	13,160	1,065,828
Dover Corp. (Miscellaneous Manufacturing)	7,896	375,060
DTE Energy Co. (Electric)	6,580	298,929
Du Pont (Chemicals)	36,848	1,687,639
Duke Energy Corp. (Electric)	48,692	1,540,616
Dynegy, Inc. - Class A * (Pipelines)	14,476	88,014
E*TRADE Financial Corp. * (Diversified Financial Services)	6,580	153,182
Eastman Chemical Co. (Chemicals)	2,632	160,341
Eastman Kodak Co. (Miscellaneous Manufacturing)	11,844	288,994
Eaton Corp. (Miscellaneous Manufacturing)	6,580	476,589
Edison International (Electric)	6,580	292,415
El Paso Corp. (Pipelines)	27,636	378,613
Electronic Data Systems Corp. (Computers)	21,056	533,348
Embarq Corp. (Telecommunications)	5,264	254,514
EMC Corp. * (Computers)	50,008	612,598
Emerson Electric Co. (Electrical Components & Equipment)	15,792	1,332,845
Entergy Corp. (Electric)	7,896	677,714
Equity Office Properties Trust (REIT)	14,476	615,230
Equity Residential Properties Trust (REIT)	11,844	646,800
Exelon Corp. (Electric)	10,528	652,525
Exxon Mobil Corp. (Oil & Gas)	86,856	6,203,255
Family Dollar Stores, Inc. (Retail)	2,632	77,512
Fannie Mae (Diversified Financial Services)	19,740	1,169,792
Federated Department Stores, Inc. (Retail)	22,372	982,355

See accompanying notes to the Schedules of Portfolio Investments.

FedEx Corp. (Transportation)	6,580	753,673
Fifth Third Bancorp (Banks)	10,528	419,541
First Horizon National Corp. (Banks)	5,264	206,980
FirstEnergy Corp. (Electric)	13,160	774,466
Fluor Corp. (Engineering & Construction)	3,948	309,642
Ford Motor Co. (Auto Manufacturers)	75,012	621,099
FPL Group, Inc. (Electric)	15,792	805,392
Franklin Resources, Inc. (Diversified Financial Services)	2,632	299,943
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,948	238,775
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	9,212	362,308
Gannett Co., Inc. (Media)	3,948	233,485
General Electric Co. (Miscellaneous Manufacturing)	214,508	7,531,375
General Motors Corp. (Auto Manufacturers)	22,372	781,230
Genuine Parts Co. (Distribution/Wholesale)	6,580	299,522
Genworth Financial, Inc. - Class A (Diversified Financial Services)	14,476	484,077
Genzyme Corp. * (Biotechnology)	3,948	266,529
Goodrich Corp. (Aerospace/Defense)	5,264	232,090
Halliburton Co. (Oil & Gas Services)	26,320	851,452
Harrah’s Entertainment, Inc. (Lodging)	2,632	195,637
Hartford Financial Services Group, Inc. (Insurance)	11,844	1,032,441
Hasbro, Inc. (Toys/Games/Hobbies)	6,580	170,554
HCA, Inc. (Healthcare - Services)	7,896	398,906
Heinz (H.J.) Co. (Food)	7,896	332,895
Hercules, Inc. * (Chemicals)	3,948	71,854
Hess Corp. (Oil & Gas)	2,632	111,597
Hewlett-Packard Co. (Computers)	110,544	4,282,476
Hilton Hotels Corp. (Lodging)	6,580	190,294
Honeywell International, Inc. (Miscellaneous Manufacturing)	32,900	1,385,748
Huntington Bancshares, Inc. (Banks)	9,212	224,865
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	7,896	378,455
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	13,160	483,104
Intel Corp. (Semiconductors)	110,544	2,359,010
International Flavors & Fragrances, Inc. (Chemicals)	1,316	55,904
International Paper Co. (Forest Products & Paper)	19,740	658,329
Interpublic Group of Cos., Inc. * (Advertising)	10,528	114,860
J.C. Penney Co., Inc. (Holding Company) (Retail)	9,212	693,019
J.P. Morgan Chase & Co. (Diversified Financial Services)	138,180	6,555,260
JDS Uniphase Corp. * (Telecommunications)	5,264	76,486
Johnson Controls, Inc. (Auto Parts & Equipment)	7,896	643,840
Jones Apparel Group, Inc. (Apparel)	3,948	131,863

See accompanying notes to the Schedules of Portfolio Investments.

Juniper Networks, Inc. * (Telecommunications)	9,212	158,631
KB Home (Home Builders)	1,316	59,141
KeyCorp (Banks)	15,792	586,515
KeySpan Corp. (Gas)	6,580	267,016
Kimberly-Clark Corp. (Household Products/Wares)	7,896	525,242
Kimco Realty Corp. (REIT)	7,896	350,819
Kinder Morgan, Inc. (Pipelines)	2,632	276,623
KLA -Tencor Corp. (Semiconductors)	3,948	194,123
Kroger Co. (Food)	13,160	295,968
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	6,580	153,643
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	13,160	1,024,374
Limited, Inc. (Retail)	13,160	387,825
Lincoln National Corp. (Insurance)	11,844	749,844
Lockheed Martin Corp. (Aerospace/Defense)	14,476	1,258,399
Loews Corp. (Insurance)	15,792	614,625
Louisiana-Pacific Corp. (Forest Products & Paper)	3,948	78,091
LSI Logic Corp. * (Semiconductors)	10,528	105,806
Lucent Technologies, Inc. * (Telecommunications)	117,124	284,611
M&T Bank Corp. (Banks)	1,316	160,302
Marathon Oil Corp. (Oil & Gas)	14,476	1,250,726
Marriott International, Inc. - Class A (Lodging)	6,580	274,846
Marsh & McLennan Cos., Inc. (Insurance)	9,212	271,201
Marshall & Ilsley Corp. (Banks)	5,264	252,356
Masco Corp. (Building Materials)	15,792	436,649
Mattel, Inc. (Toys/Games/Hobbies)	15,792	357,373
MBIA, Inc. (Insurance)	2,632	163,237
McDonald’s Corp. (Retail)	23,688	993,001
McGraw-Hill Cos., Inc. (Media)	6,580	422,239
McKesson Corp. (Commercial Services)	11,844	593,265
MeadWestvaco Corp. (Forest Products & Paper)	6,580	181,082
Medco Health Solutions, Inc. * (Pharmaceuticals)	5,264	281,624
Mellon Financial Corp. (Banks)	10,528	408,486
Merck & Co., Inc. (Pharmaceuticals)	47,376	2,151,818
Meredith Corp. (Media)	1,316	69,090
Merrill Lynch & Co., Inc. (Diversified Financial Services)	36,848	3,221,252
MetLife, Inc. (Insurance)	30,268	1,729,211
Micron Technology, Inc. * (Semiconductors)	26,320	380,324
Molex, Inc. (Electrical Components & Equipment)	3,948	137,785
Molson Coors Brewing Co. - Class B (Beverages)	2,632	187,346
Monsanto Co. (Agriculture)	13,160	581,935
Monster Worldwide, Inc. * (Internet)	2,632	106,622
Moody’s Corp. (Commercial Services)	5,264	349,003
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	42,112	3,218,620

See accompanying notes to the Schedules of Portfolio Investments.

Motorola, Inc. (Telecommunications)	67,116	1,547,695
Murphy Oil Corp. (Oil & Gas)	3,948	186,188
National City Corp. (Banks)	21,056	784,336
National Semiconductor Corp. (Semiconductors)	7,896	191,794
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,632	158,973
Navistar International Corp. * (Auto Manufacturers)	2,632	72,985
NCR Corp. * (Computers)	3,948	163,921
Newell Rubbermaid, Inc. (Housewares)	10,528	302,996
Newmont Mining Corp. (Mining)	5,264	238,301
News Corp. - Class A (Media)	93,436	1,948,141
NICOR, Inc. (Gas)	1,316	60,483
NiSource, Inc. (Electric)	10,528	244,987
Noble Corp. (Oil & Gas)	1,316	92,252
Nordstrom, Inc. (Retail)	7,896	373,876
Norfolk Southern Corp. (Transportation)	15,792	830,185
North Fork Bancorp, Inc. (Banks)	18,424	526,558
Northern Trust Corp. (Banks)	3,948	231,827
Northrop Grumman Corp. (Aerospace/Defense)	13,160	873,692
Novell, Inc. * (Software)	13,160	78,960
Novellus Systems, Inc. * (Semiconductors)	2,632	72,775
Nucor Corp. (Iron/Steel)	11,844	691,808
Occidental Petroleum Corp. (Oil & Gas)	10,528	494,184
Office Depot, Inc. * (Retail)	5,264	221,035
OfficeMax, Inc. (Retail)	2,632	125,231
PACCAR, Inc. (Auto Manufacturers)	9,212	545,443
Pactiv Corp. * (Packaging & Containers)	2,632	81,171
Pall Corp. (Miscellaneous Manufacturing)	2,632	83,961
Parametric Technology Corp. * (Software)	2,632	51,429
Parker Hannifin Corp. (Miscellaneous Manufacturing)	5,264	440,228
Peoples Energy Corp. (Gas)	1,316	57,496
PerkinElmer, Inc. (Electronics)	5,264	112,439
PG&E Corp. (Electric)	13,160	567,722
Phelps Dodge Corp. (Mining)	7,896	792,600
Pinnacle West Capital Corp. (Electric)	3,948	188,754
Pitney Bowes, Inc. (Office/Business Equipment)	3,948	184,411
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,948	141,891
PMC-Sierra, Inc. * (Semiconductors)	5,264	34,900
PNC Financial Services Group (Banks)	11,844	829,435
PPG Industries, Inc. (Chemicals)	6,580	450,072
PPL Corp. (Electric)	14,476	499,712
Praxair, Inc. (Chemicals)	5,264	317,156
Principal Financial Group, Inc. (Insurance)	10,528	594,727
Progress Energy, Inc. (Electric)	10,528	484,288
Prologis (REIT)	6,580	416,317
Prudential Financial, Inc. (Insurance)	9,212	708,679

See accompanying notes to the Schedules of Portfolio Investments.

Public Service Enterprise Group, Inc. (Electric)	10,528	642,734
Public Storage, Inc. (REIT)	2,632	236,117
Pulte Homes, Inc. (Home Builders)	7,896	244,697
Qualcomm, Inc. (Telecommunications)	27,636	1,005,674
Qwest Communications International, Inc. * (Telecommunications)	61,852	533,783
R.R. Donnelley & Sons Co. (Commercial Services)	9,212	311,918
Raytheon Co. (Aerospace/Defense)	17,108	854,545
Realogy Corp. * (Real Estate)	10,528	271,412
Regions Financial Corp. (Banks)	18,424	699,191
Reynolds American, Inc. (Agriculture)	7,896	498,711
Robert Half International, Inc. (Commercial Services)	2,632	96,200
Rockwell International Corp. (Machinery-Diversified)	3,948	244,776
Rohm & Haas Co. (Chemicals)	5,264	272,780
Rowan Cos., Inc. (Oil & Gas)	2,632	87,856
Ryder System, Inc. (Transportation)	2,632	138,575
Sabre Holdings Corp. (Leisure Time)	5,264	133,811
SAFECO Corp. (Insurance)	5,264	306,312
Safeway, Inc. (Food)	18,424	540,929
Sanmina-SCI Corp. * (Electronics)	21,056	83,171
Sara Lee Corp. (Food)	14,476	247,540
Schlumberger, Ltd. (Oil & Gas Services)	27,636	1,743,279
Schwab (Diversified Financial Services)	21,056	383,640
Sealed Air Corp. (Packaging & Containers)	2,632	156,656
Sempra Energy (Gas)	10,528	558,406
Sherwin-Williams Co. (Chemicals)	2,632	155,893
Simon Property Group, Inc. (REIT)	3,948	383,351
Smith International, Inc. (Oil & Gas Services)	3,948	155,867
Snap-on, Inc. (Hand/Machine Tools)	2,632	123,783
Solectron Corp. * (Electronics)	36,848	123,072
Southern Co. (Electric)	28,952	1,053,853
Southwest Airlines Co. (Airlines)	15,792	237,354
Sovereign Bancorp, Inc. (Savings & Loans)	14,476	345,397
Sprint Corp. (Telecommunications)	118,440	2,213,644
St. Paul Cos., Inc. (Insurance)	27,636	1,413,029
Staples, Inc. (Retail)	11,844	305,457
State Street Corp. (Banks)	5,264	338,107
Sun Microsystems, Inc. * (Computers)	138,180	750,317
Sunoco, Inc. (Oil & Gas)	5,264	348,108
SunTrust Banks, Inc. (Banks)	14,476	1,143,459
SuperValu, Inc. (Food)	7,896	263,726
Symbol Technologies, Inc. (Electronics)	10,528	157,183
Synovus Financial Corp. (Banks)	6,580	193,320
T. Rowe Price Group, Inc. (Diversified Financial Services)	5,264	249,040
TECO Energy, Inc. (Electric)	7,896	130,205
Tektronix, Inc. (Electronics)	2,632	79,934
Tellabs, Inc. * (Telecommunications)	18,424	194,189
Temple-Inland, Inc. (Forest Products & Paper)	3,948	155,709

See accompanying notes to the Schedules of Portfolio Investments.

Tenet Healthcare Corp. * (Healthcare - Services)	18,424	130,073
Teradyne, Inc. * (Semiconductors)	7,896	110,702
Texas Instruments, Inc. (Semiconductors)	30,268	913,488
Textron, Inc. (Miscellaneous Manufacturing)	5,264	478,656
The AES Corp. * (Electric)	13,160	289,388
The Dow Chemical Co. (Chemicals)	38,164	1,556,710
The E.W. Scripps Co. - Class A (Media)	1,316	65,089
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,316	53,153
The Gap, Inc. (Retail)	7,896	165,974
The Goldman Sachs Group, Inc. (Diversified Financial Services)	17,108	3,246,928
The Hershey Co. (Food)	2,632	139,259
The New York Times Co. - Class A (Media)	2,632	63,615
The Pepsi Bottling Group, Inc. (Beverages)	2,632	83,224
The Stanley Works (Hand/Machine Tools)	2,632	125,415
Thermo Electron Corp. * (Electronics)	3,948	169,251
Time Warner, Inc. (Media)	77,644	1,553,656
Torchmark Corp. (Insurance)	1,316	81,171
Transocean Sedco Forex, Inc. * (Oil & Gas)	7,896	572,776
Tribune Co. (Media)	10,528	350,898
TXU Corp. (Electric)	11,844	747,712
Tyco International, Ltd. (Miscellaneous Manufacturing)	80,276	2,362,523
Tyson Foods, Inc. - Class A (Food)	10,528	152,130
U.S. Bancorp (Banks)	71,064	2,404,806
Union Pacific Corp. (Transportation)	10,528	954,153
Unisys Corp. * (Computers)	13,160	86,066
United Parcel Service, Inc. - Class B (Transportation)	14,476	1,090,767
United States Steel Corp. (Iron/Steel)	3,948	266,885
United Technologies Corp. (Aerospace/Defense)	39,480	2,594,625
UnumProvident Corp. (Insurance)	11,844	234,274
V. F. Corp. (Apparel)	3,948	300,088
Verizon Communications, Inc. (Telecommunications)	115,808	4,284,895
Viacom, Inc. - Class B * (Media)	19,740	768,281
Vornado Realty Trust (REIT)	2,632	313,866
Vulcan Materials Co. (Building Materials)	1,316	107,228
W.W. Grainger, Inc. (Distribution/Wholesale)	1,316	95,778
Wachovia Corp. (Banks)	76,328	4,236,204
Walt Disney Co. (Media)	86,856	2,732,490
Washington Mutual, Inc. (Savings & Loans)	38,164	1,614,338
Waste Management, Inc. (Environmental Control)	10,528	394,589
Weatherford International, Ltd. * (Oil & Gas Services)	6,580	270,306
WellPoint, Inc. * (Healthcare - Services)	25,004	1,908,306

See accompanying notes to the Schedules of Portfolio Investments.

Wells Fargo & Co. (Banks)	134,232	4,871,279
Western Union Co. * (Commercial Services)	9,212	203,125
Weyerhaeuser Co. (Forest Products & Paper)	9,212	585,791
Whirlpool Corp. (Home Furnishings)	2,632	228,800
Williams Cos., Inc. (Pipelines)	23,688	578,698
Windstream Corp. (Telecommunications)	18,424	252,777
Wyndham Worldwide Corp. (Lodging)	7,896	232,932
Xcel Energy, Inc. (Electric)	15,792	348,529
Xerox Corp. * (Office/Business Equipment)	36,848	626,416
Xilinx, Inc. (Semiconductors)	6,580	167,856
XL Capital, Ltd. - Class A (Insurance)	6,580	464,219
Zions Bancorp (Banks)	2,632	211,613

TOTAL COMMON STOCKS (Cost $226,869,102)		249,736,267

TOTAL INVESTMENT SECURITIES (Cost $226,869,102) - 100.6% of net assets		$249,736,267

Percentages indicated are based on net assets of $248,266,988.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $138,255)	2	$7,168

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.3%
Banks	11.8%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	2.2%
Coal	0.1%
Commercial Services	0.6%
Computers	3.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.7%
Electric	5.6%
Electrical Components & Equipment	0.6%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.7%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.2%
Home Builders	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.3%
Internet	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.5%
Media	4.9%
Mining	0.9%
Miscellaneous Manufacturing	6.3%
Office/Business Equipment	0.3%
Oil & Gas	6.4%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Pipelines	0.5%
Real Estate	0.1%
Real Estate Investment Trust	1.6%
Retail	2.8%
Savings & Loans	0.8%
Semiconductors	2.5%
Software	0.4%
Telecommunications	8.6%
Toys/Games/Hobbies	0.2%
Transportation	2.2%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Growth ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	4,092	$322,613
Abbott Laboratories (Pharmaceuticals)	8,928	424,169
ADC Telecommunications, Inc. * (Telecommunications)	372	5,323
Adobe Systems, Inc. * (Software)	5,580	213,435
Aetna, Inc. (Healthcare - Services)	2,232	92,003
Affiliated Computer Services, Inc. - Class A * (Computers)	1,116	59,684
AFLAC, Inc. (Insurance)	2,976	133,682
Agilent Technologies, Inc. * (Electronics)	1,488	52,973
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	372	18,901
Allegheny Technologies, Inc. (Iron/Steel)	372	29,288
Allergan, Inc. (Pharmaceuticals)	1,488	171,864
Alltel Corp. (Telecommunications)	1,488	79,325
Altera Corp. * (Semiconductors)	2,232	41,158
Altria Group, Inc. (Agriculture)	11,904	968,153
Amazon.com, Inc. * (Internet)	2,976	113,356
Ambac Financial Group, Inc. (Insurance)	1,116	93,175
American Express Co. (Diversified Financial Services)	11,532	666,664
American International Group, Inc. (Insurance)	14,136	949,515
American Power Conversion Corp. (Electrical Components & Equipment)	744	22,491
American Standard Cos. (Building Materials)	1,116	49,427
Ameriprise Financial, Inc. (Diversified Financial Services)	1,488	76,632
AmerisourceBergen Corp. (Pharmaceuticals)	1,860	87,792
Amgen, Inc. * (Biotechnology)	10,788	818,917
Anadarko Petroleum Corp. (Oil & Gas)	4,092	189,951
Analog Devices, Inc. (Semiconductors)	2,232	71,022
Anheuser-Busch Cos., Inc. (Beverages)	7,068	335,165
Apache Corp. (Oil & Gas)	2,976	194,392
Apollo Group, Inc. - Class A * (Commercial Services)	1,488	54,996
Apple Computer, Inc. * (Computers)	4,092	331,779
Applera Corp. - Applied Biosystems Group (Electronics)	1,116	41,627
Applied Materials, Inc. (Semiconductors)	7,068	122,913
Autodesk, Inc. * (Software)	2,232	82,026
Automatic Data Processing, Inc. (Software)	3,348	165,525
AutoZone, Inc. * (Retail)	372	41,664

See accompanying notes to the Schedules of Portfolio Investments.

Avon Products, Inc. (Cosmetics/Personal Care)	2,604	79,188
Baker Hughes, Inc. (Oil & Gas Services)	2,232	154,120
Ball Corp. (Packaging & Containers)	1,116	46,414
Bank of America Corp. (Banks)	9,672	521,032
Bard (C.R.), Inc. (Healthcare - Products)	1,116	91,467
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,116	58,445
Bausch & Lomb, Inc. (Healthcare - Products)	372	19,917
Baxter International, Inc. (Healthcare - Products)	4,092	188,109
Becton, Dickinson & Co. (Healthcare - Products)	2,232	156,307
Bed Bath & Beyond, Inc. * (Retail)	2,604	104,915
Best Buy Co., Inc. (Retail)	3,720	205,530
Biogen Idec, Inc. * (Biotechnology)	1,488	70,829
Biomet, Inc. (Healthcare - Products)	2,232	84,459
BJ Services Co. (Oil & Gas Services)	2,976	89,756
Black & Decker Corp. (Hand/Machine Tools)	744	62,407
BMC Software, Inc. * (Software)	744	22,551
Boeing Co. (Aerospace/Defense)	2,976	237,663
Boston Properties, Inc. (REIT)	372	39,741
Boston Scientific Corp. * (Healthcare - Products)	11,160	177,556
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,812	193,347
Broadcom Corp. - Class A * (Semiconductors)	4,092	123,865
Brown-Forman Corp. (Beverages)	372	26,855
CA, Inc. (Software)	1,488	36,843
Campbell Soup Co. (Food)	1,860	69,527
Capital One Financial Corp. (Diversified Financial Services)	2,976	236,086
Cardinal Health, Inc. (Pharmaceuticals)	3,720	243,474
Caremark Rx, Inc. (Pharmaceuticals)	4,092	201,449
Carnival Corp. (Leisure Time)	2,604	127,127
CBS Corp. - Class B (Media)	3,348	96,891
Centex Corp. (Home Builders)	1,116	58,367
Chesapeake Energy Corp. (Oil & Gas)	3,720	120,677
ChevronTexaco Corp. (Oil & Gas)	11,904	799,949
Chicago Mercantile Exchange (Diversified Financial Services)	372	186,372
Ciena Corp. * (Telecommunications)	372	8,746
CIGNA Corp. (Insurance)	744	87,033
Cincinnati Financial Corp. (Insurance)	744	33,964
Cintas Corp. (Textiles)	1,116	46,202
Cisco Systems, Inc. * (Telecommunications)	56,916	1,373,384
Citrix Systems, Inc. * (Software)	1,860	54,926
Clear Channel Communications, Inc. (Media)	4,836	168,535
Clorox Co. (Household Products/Wares)	1,488	96,065
Coach, Inc. * (Apparel)	3,720	147,461
Coca-Cola Co. (Beverages)	10,416	486,636

See accompanying notes to the Schedules of Portfolio Investments.

Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,836	309,359
Commerce Bancorp, Inc. (Banks)	1,860	64,951
Compuware Corp. * (Software)	1,116	8,973
Comverse Technology, Inc. * (Telecommunications)	744	16,197
CONSOL Energy, Inc. (Coal)	744	26,330
Convergys Corp. * (Commercial Services)	372	7,890
Corning, Inc. * (Telecommunications)	5,580	113,999
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,580	212,710
Coventry Health Care, Inc. * (Healthcare - Services)	1,488	69,862
D.R. Horton, Inc. (Home Builders)	2,604	61,011
Danaher Corp. (Miscellaneous Manufacturing)	2,232	160,191
Darden Restaurants, Inc. (Retail)	1,116	46,760
Dean Foods Co. * (Food)	744	31,166
Dell, Inc. * (Computers)	21,204	515,893
Devon Energy Corp. (Oil & Gas)	4,092	273,509
Dollar General Corp. (Retail)	1,860	26,096
Dow Jones & Co., Inc. (Media)	372	13,053
E*TRADE Financial Corp. * (Diversified Financial Services)	2,604	60,621
eBay, Inc. * (Internet)	10,788	346,618
Ecolab, Inc. (Chemicals)	1,860	84,351
Edison International (Electric)	1,488	66,127
Electronic Arts, Inc. * (Software)	2,976	157,401
Eli Lilly & Co. (Pharmaceuticals)	10,416	583,401
EMC Corp. * (Computers)	10,044	123,039
EOG Resources, Inc. (Oil & Gas)	2,232	148,495
Equifax, Inc. (Commercial Services)	1,116	42,441
Exelon Corp. (Electric)	3,720	230,566
Express Scripts, Inc. * (Pharmaceuticals)	1,488	94,815
Exxon Mobil Corp. (Oil & Gas)	36,084	2,577,120
Family Dollar Stores, Inc. (Retail)	744	21,911
Fannie Mae (Diversified Financial Services)	4,464	264,537
Federated Investors, Inc. - Class B (Diversified Financial Services)	744	25,512
FedEx Corp. (Transportation)	1,488	170,436
Fifth Third Bancorp (Banks)	2,604	103,769
First Data Corp. (Software)	7,068	171,399
Fiserv, Inc. * (Software)	1,488	73,507
Fisher Scientific International, Inc. * (Electronics)	1,116	95,551
Forest Laboratories, Inc. * (Pharmaceuticals)	2,976	145,645
Fortune Brands, Inc. (Household Products/Wares)	1,488	114,502
Franklin Resources, Inc. (Diversified Financial Services)	744	84,786
Freddie Mac (Diversified Financial Services)	6,324	436,293
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	744	44,997
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	1,488	58,523
Gannett Co., Inc. (Media)	1,116	66,000

See accompanying notes to the Schedules of Portfolio Investments.

General Dynamics Corp. (Aerospace/Defense)	3,720	264,493
General Electric Co. (Miscellaneous Manufacturing)	46,500	1,632,615
General Mills, Inc. (Food)	3,348	190,233
Genzyme Corp. * (Biotechnology)	1,488	100,455
Gilead Sciences, Inc. * (Pharmaceuticals)	4,092	281,939
Google, Inc. - Class A * (Internet)	1,860	886,086
H & R Block, Inc. (Commercial Services)	2,976	65,055
Halliburton Co. (Oil & Gas Services)	3,720	120,342
Harley-Davidson, Inc. (Leisure Time)	2,604	178,713
Harman International Industries, Inc. (Home Furnishings)	744	76,148
Harrah’s Entertainment, Inc. (Lodging)	1,116	82,952
HCA, Inc. (Healthcare - Services)	1,860	93,967
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,232	43,970
Heinz (H.J.) Co. (Food)	1,488	62,734
Hess Corp. (Oil & Gas)	1,488	63,091
Hilton Hotels Corp. (Lodging)	1,488	43,033
Home Depot, Inc. (Retail)	19,344	722,112
Hospira, Inc. * (Pharmaceuticals)	1,488	54,089
Humana, Inc. * (Healthcare - Services)	1,488	89,280
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,860	89,150
IMS Health, Inc. (Software)	1,860	51,801
Intel Corp. (Semiconductors)	28,272	603,323
International Business Machines Corp. (Computers)	14,508	1,339,524
International Flavors & Fragrances, Inc. (Chemicals)	372	15,803
International Game Technology (Entertainment)	2,976	126,510
Interpublic Group of Cos., Inc. * (Advertising)	1,488	16,234
Intuit, Inc. * (Software)	2,976	105,053
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,860	101,165
Jabil Circuit, Inc. (Electronics)	1,488	42,720
Janus Capital Group, Inc. (Diversified Financial Services)	1,860	37,349
JDS Uniphase Corp. * (Telecommunications)	744	10,810
Johnson & Johnson (Healthcare - Products)	27,528	1,855,387
Juniper Networks, Inc. * (Telecommunications)	2,976	51,247
KB Home (Home Builders)	372	16,718
Kellogg Co. (Food)	2,232	112,292
Kimberly-Clark Corp. (Household Products/Wares)	2,232	148,473
Kinder Morgan, Inc. (Pipelines)	372	39,097
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,232	37,341
KLA -Tencor Corp. (Semiconductors)	1,116	54,874
Kohls Corp. * (Retail)	3,348	236,369
Kroger Co. (Food)	3,720	83,663
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,116	89,860

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings * (Healthcare - Services)	1,116	76,435
Legg Mason, Inc. (Diversified Financial Services)	1,116	100,462
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,860	144,782
Lennar Corp. - Class A (Home Builders)	1,116	52,988
Lexmark International, Inc. - Class A * (Computers)	1,116	70,966
Linear Technology Corp. (Semiconductors)	2,976	92,613
Liz Claiborne, Inc. (Apparel)	1,116	47,062
Lowe’s Cos., Inc. (Retail)	14,136	426,059
LSI Logic Corp. * (Semiconductors)	1,116	11,216
Lucent Technologies, Inc. * (Telecommunications)	14,136	34,350
M&T Bank Corp. (Banks)	372	45,313
Manor Care, Inc. (Healthcare - Services)	744	35,705
Marriott International, Inc. - Class A (Lodging)	1,488	62,154
Marsh & McLennan Cos., Inc. (Insurance)	2,976	87,613
Marshall & Ilsley Corp. (Banks)	1,116	53,501
Maxim Integrated Products, Inc. (Semiconductors)	2,976	89,310
MBIA, Inc. (Insurance)	744	46,143
McCormick & Co., Inc. (Food)	1,116	41,738
McDonald’s Corp. (Retail)	6,324	265,102
McGraw-Hill Cos., Inc. (Media)	1,860	119,356
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,488	79,608
MedImmune, Inc. * (Biotechnology)	2,232	71,513
Medtronic, Inc. (Healthcare - Products)	11,160	543,269
Mellon Financial Corp. (Banks)	1,488	57,734
Merck & Co., Inc. (Pharmaceuticals)	9,300	422,406
Meredith Corp. (Media)	372	19,530
MGIC Investment Corp. (Insurance)	744	43,717
Microsoft Corp. (Software)	81,468	2,338,945
Millipore Corp. * (Biotechnology)	372	24,005
Molex, Inc. (Electrical Components & Equipment)	372	12,983
Monsanto Co. (Agriculture)	2,232	98,699
Monster Worldwide, Inc. * (Internet)	372	15,070
Moody’s Corp. (Commercial Services)	1,116	73,991
Motorola, Inc. (Telecommunications)	7,068	162,988
Murphy Oil Corp. (Oil & Gas)	744	35,087
Mylan Laboratories, Inc. (Pharmaceuticals)	1,860	38,130
Nabors Industries, Ltd. * (Oil & Gas)	2,976	91,899
National Semiconductor Corp. (Semiconductors)	1,488	36,144
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,116	67,406
NCR Corp. * (Computers)	744	30,891
Network Appliance, Inc. * (Computers)	3,348	122,202

See accompanying notes to the Schedules of Portfolio Investments.

Newmont Mining Corp. (Mining)	2,976	134,724
NIKE, Inc. - Class B (Apparel)	1,860	170,896
Noble Corp. (Oil & Gas)	744	52,154
Northern Trust Corp. (Banks)	744	43,688
Novellus Systems, Inc. * (Semiconductors)	372	10,286
NVIDIA Corp. * (Semiconductors)	3,348	116,745
Occidental Petroleum Corp. (Oil & Gas)	5,208	244,464
Office Depot, Inc. * (Retail)	1,488	62,481
Omnicom Group, Inc. (Advertising)	1,488	150,958
Oracle Corp. * (Software)	36,084	666,471
Pactiv Corp. * (Packaging & Containers)	744	22,945
Pall Corp. (Miscellaneous Manufacturing)	744	23,734
Parametric Technology Corp. * (Software)	372	7,269
Patterson Cos., Inc. * (Healthcare - Products)	1,116	36,661
Paychex, Inc. (Commercial Services)	2,976	117,493
PepsiCo, Inc. (Beverages)	15,252	967,586
Pfizer, Inc. (Pharmaceuticals)	68,076	1,814,226
Pitney Bowes, Inc. (Office/Business Equipment)	1,116	52,128
Plum Creek Timber Co., Inc. (Forest Products & Paper)	744	26,739
PMC-Sierra, Inc. * (Semiconductors)	744	4,933
Praxair, Inc. (Chemicals)	1,488	89,651
Procter & Gamble Co. (Cosmetics/Personal Care)	30,504	1,933,649
Progressive Corp. (Insurance)	7,440	179,825
Prologis (REIT)	744	47,073
Prudential Financial, Inc. (Insurance)	2,604	200,326
Public Storage, Inc. (REIT)	372	33,372
QLogic Corp. * (Semiconductors)	1,488	30,623
Qualcomm, Inc. (Telecommunications)	9,300	338,427
Quest Diagnostics, Inc. (Healthcare - Services)	1,488	74,013
RadioShack Corp. (Retail)	1,116	19,909
Realogy Corp. * (Real Estate)	2,232	57,541
Robert Half International, Inc. (Commercial Services)	744	27,193
Rockwell Collins, Inc. (Aerospace/Defense)	1,488	86,423
Rockwell International Corp. (Machinery-Diversified)	744	46,128
Rowan Cos., Inc. (Oil & Gas)	372	12,417
SanDisk Corp. * (Computers)	1,860	89,466
Sara Lee Corp. (Food)	3,720	63,612
Schering-Plough Corp. (Pharmaceuticals)	13,764	304,735
Schlumberger, Ltd. (Oil & Gas Services)	4,464	281,589
Schwab (Diversified Financial Services)	4,836	88,112
Sears Holdings Corp. * (Retail)	744	129,806
Sherwin-Williams Co. (Chemicals)	372	22,034
Sigma-Aldrich Corp. (Chemicals)	744	55,882

See accompanying notes to the Schedules of Portfolio Investments.

Simon Property Group, Inc. (REIT)	744	72,242
SLM Corp. (Diversified Financial Services)	3,720	181,090
Smith International, Inc. (Oil & Gas Services)	744	29,373
Southwest Airlines Co. (Airlines)	2,976	44,729
St. Jude Medical, Inc. * (Healthcare - Products)	3,348	115,004
Staples, Inc. (Retail)	4,092	105,533
Starbucks Corp. * (Retail)	7,068	266,817
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,860	111,116
State Street Corp. (Banks)	1,860	119,468
Stryker Corp. (Healthcare - Products)	2,604	136,163
Symantec Corp. * (Internet)	9,672	191,892
Synovus Financial Corp. (Banks)	1,488	43,717
Sysco Corp. (Food)	5,580	195,189
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,488	70,397
Target Corp. (Retail)	8,184	484,329
Tektronix, Inc. (Electronics)	372	11,298
Texas Instruments, Inc. (Semiconductors)	7,068	213,311
The AES Corp. * (Electric)	2,976	65,442
The E.W. Scripps Co. - Class A (Media)	372	18,399
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	744	30,050
The Gap, Inc. (Retail)	2,976	62,556
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,488	22,811
The Hershey Co. (Food)	1,116	59,048
The New York Times Co. - Class A (Media)	744	17,982
The Pepsi Bottling Group, Inc. (Beverages)	744	23,525
Thermo Electron Corp. * (Electronics)	372	15,948
Tiffany & Co. (Retail)	1,488	53,151
Time Warner, Inc. (Media)	21,576	431,737
TJX Cos., Inc. (Retail)	4,092	118,463
Torchmark Corp. (Insurance)	372	22,945
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,116	80,955
TXU Corp. (Electric)	1,488	93,937
United Parcel Service, Inc. - Class B (Transportation)	6,696	504,543
UnitedHealth Group, Inc. (Healthcare - Services)	12,648	616,969
Univision Communications, Inc. - Class A * (Media)	2,232	78,254
UST, Inc. (Agriculture)	1,488	79,697
Valero Energy Corp. (Oil & Gas)	5,580	292,001
VeriSign, Inc. * (Internet)	2,232	46,158
Viacom, Inc. - Class B * (Media)	1,860	72,391
Vornado Realty Trust (REIT)	744	88,722
Vulcan Materials Co. (Building Materials)	372	30,311
W.W. Grainger, Inc. (Distribution/Wholesale)	372	27,074
Wal-Mart Stores, Inc. (Retail)	23,436	1,154,925

See accompanying notes to the Schedules of Portfolio Investments.

Walgreen Co. (Retail)	9,300	406,224
Waste Management, Inc. (Environmental Control)	2,604	97,598
Waters Corp. * (Electronics)	1,116	55,577
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,116	30,032
Weatherford International, Ltd. * (Oil & Gas Services)	1,860	76,409
Wendy’s International, Inc. (Retail)	1,116	38,614
Western Union Co. * (Commercial Services)	5,208	114,837
Whole Foods Market, Inc. (Food)	1,488	94,994
Wrigley (Wm.) Jr. Co. (Food)	2,232	115,952
Wyeth (Pharmaceuticals)	12,648	645,428
Wyndham Worldwide Corp. (Lodging)	1,860	54,870
Xilinx, Inc. (Semiconductors)	1,860	47,449
XTO Energy, Inc. (Oil & Gas)	3,348	156,218
Yahoo!, Inc. * (Internet)	11,532	303,753
YUM! Brands, Inc. (Retail)	2,604	154,834
Zimmer Holdings, Inc. * (Healthcare - Products)	2,232	160,726
Zions Bancorp (Banks)	372	29,909

TOTAL COMMON STOCKS (Cost $54,055,575)		57,532,728

TOTAL INVESTMENT SECURITIES (Cost $54,055,575) - 100.2% of net assets		$57,532,728

Percentages indicated are based on net assets of $57,442,742.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $138,225)	2	$7,168

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.6%
Auto Parts & Equipment	NM
Banks	1.9%
Beverages	3.2%
Biotechnology	1.9%
Building Materials	0.1%
Chemicals	0.5%
Coal	NM
Commercial Services	0.9%
Computers	4.7%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	NM
Diversified Financial Services	5.0%
Electric	0.8%
Electrical Components & Equipment	0.1%
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Food	2.0%
Forest Products & Paper	NM
Hand/Machine Tools	0.1%
Healthcare - Products	6.2%
Healthcare - Services	2.1%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	3.3%
Internet	3.3%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.6%
Machinery - Diversified	0.1%
Media	1.9%
Mining	0.3%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.1%
Oil & Gas	9.3%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	10.4%
Pipelines	0.1%
Real Estate	0.1%
Real Estate Investment Trust	0.5%
Retail	9.0%
Semiconductors	3.0%
Software	7.2%
Telecommunications	3.8%
Textiles	0.1%
Transportation	1.2%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Value ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (101.0%)
3Com Corp. * (Telecommunications)	22,705	$110,346
99 Cents Only Stores * (Retail)	956	11,462
Acxiom Corp. (Software)	4,541	112,390
Adesa, Inc. (Commercial Services)	3,107	78,110
ADTRAN, Inc. (Telecommunications)	1,912	44,244
Advanced Medical Optics, Inc. * (Healthcare - Products)	2,629	107,395
Advent Software, Inc. * (Software)	478	17,696
Affymetrix, Inc. * (Biotechnology)	956	24,378
AGCO Corp. * (Machinery-Diversified)	5,258	140,651
AGL Resources, Inc. (Gas)	4,541	170,288
Airgas, Inc. (Chemicals)	2,629	99,402
Alaska Air Group, Inc. * (Airlines)	2,390	95,959
Albemarle Corp. (Chemicals)	2,151	139,880
Alexander & Baldwin, Inc. (Transportation)	2,629	121,013
Alliant Energy Corp. (Electric)	6,692	256,638
AMB Property Corp. (REIT)	5,019	293,160
American Financial Group, Inc. (Insurance)	2,629	125,824
American Greetings Corp. - Class A (Household Products/Wares)	3,346	80,002
AmeriCredit Corp. * (Diversified Financial Services)	4,063	103,891
Amerus Group Co. (Insurance)	2,151	147,300
Ametek, Inc. (Electrical Components & Equipment)	1,434	66,939
Andrew Corp. * (Telecommunications)	9,321	86,312
AnnTaylor Stores Corp. * (Retail)	2,390	105,208
Aqua America, Inc. (Water)	3,585	86,936
Aquila, Inc. * (Electric)	21,510	98,731
Arch Coal, Inc. (Coal)	4,302	148,978
Arrow Electronics, Inc. * (Electronics)	6,931	206,890
Arthur J. Gallagher & Co. (Insurance)	2,390	66,562
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,063	61,026
Associated Banc-Corp (Banks)	7,648	251,160
Astoria Financial Corp. (Savings & Loans)	5,019	145,601
Atmel Corp. * (Semiconductors)	24,856	142,922
Avis Budget Group, Inc. (Commercial Services)	3,585	70,947
Avnet, Inc. * (Electronics)	8,365	198,083
Avocent Corp. * (Internet)	1,673	61,416
Bandag, Inc. (Auto Parts & Equipment)	717	31,469
Bank of Hawaii Corp. (Banks)	2,868	149,624
Banta Corp. (Commercial Services)	1,434	63,498
Barnes & Noble, Inc. (Retail)	1,912	78,985
Beazer Homes USA, Inc. (Home Builders)	956	41,433
Belo Corp. - Class A (Media)	5,258	92,120
BJ’s Wholesale Club, Inc. * (Retail)	3,824	109,558
Black Hills Corp. (Electric)	1,912	65,983
Blyth, Inc. (Household Products/Wares)	1,434	34,301

See accompanying notes to the Schedules of Portfolio Investments.

Bob Evans Farms, Inc. (Retail)	2,151	72,940
Borders Group, Inc. (Retail)	3,824	78,736
BorgWarner, Inc. (Auto Parts & Equipment)	3,346	192,395
Bowater, Inc. (Forest Products & Paper)	3,346	69,965
Boyd Gaming Corp. (Lodging)	1,195	47,167
Brinker International, Inc. (Retail)	1,434	66,581
Cabot Corp. (Chemicals)	3,585	141,787
Cadence Design Systems, Inc. * (Computers)	9,560	170,742
Callaway Golf Co. (Leisure Time)	3,824	51,356
Cameron International Corp. * (Oil & Gas Services)	3,824	191,583
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,673	140,013
Carmax, Inc. * (Retail)	3,824	169,403
Cathay Bancorp, Inc. (Banks)	1,434	49,401
CBRL Group, Inc. (Retail)	1,673	73,461
Ceridian Corp. * (Computers)	5,258	123,931
Charles River Laboratories International, Inc. * (Biotechnology)	1,912	82,063
Charming Shoppes, Inc. * (Retail)	3,585	53,058
CheckFree Corp. * (Internet)	3,346	132,100
Chemtura Corp. (Chemicals)	13,862	118,936
Cincinnati Bell, Inc. * (Telecommunications)	14,340	67,255
City National Corp. (Banks)	1,195	79,539
Claire’s Stores, Inc. (Retail)	2,629	74,532
Coldwater Creek, Inc. * (Retail)	717	21,861
Commercial Metals Co. (Metal Fabricate/Hardware)	6,931	184,434
Commscope, Inc. * (Telecommunications)	3,346	106,771
Con-way, Inc. (Transportation)	2,868	135,284
Covance, Inc. * (Healthcare - Services)	1,434	83,889
Crane Co. (Miscellaneous Manufacturing)	2,868	111,680
Cullen/Frost Bankers, Inc. (Banks)	1,673	90,610
Cypress Semiconductor Corp. * (Semiconductors)	5,258	88,282
Cytec Industries, Inc. (Chemicals)	2,390	132,382
Deluxe Corp. (Commercial Services)	1,434	32,509
Developers Diversified Realty Corp. (REIT)	6,453	392,987
DeVry, Inc. * (Commercial Services)	1,195	29,098
Diebold, Inc. (Computers)	2,390	104,395
Dollar Tree Stores, Inc. * (Retail)	2,151	66,875
DPL, Inc. (Electric)	6,931	199,058
DRS Technologies, Inc. (Aerospace/Defense)	1,195	52,842
Dun & Bradstreet Corp. * (Software)	1,912	147,682
Duquesne Light Holdings, Inc. (Electric)	4,541	90,048
Dycom Industries, Inc. * (Engineering & Construction)	2,390	55,711
Edwards (A.G.), Inc. (Diversified Financial Services)	4,302	245,429
Edwards Lifesciences Corp. * (Healthcare - Products)	1,195	51,301
Energy East Corp. (Electric)	8,604	209,163

See accompanying notes to the Schedules of Portfolio Investments.

Ensco International, Inc. (Oil & Gas)	4,780	234,077
Entercom Communications Corp. (Media)	1,195	33,066
Equitable Resources, Inc. (Pipelines)	3,824	154,948
Everest Re Group, Ltd. (Insurance)	1,673	165,928
Fairchild Semiconductor International, Inc. * (Semiconductors)	6,931	111,658
Federal Signal Corp. (Miscellaneous Manufacturing)	2,868	43,766
Ferro Corp. (Chemicals)	2,390	47,131
Fidelity National Financial, Inc. (Insurance)	4,780	106,594
Fidelity National Title Group, Inc. - Class A (Insurance)	7,648	168,332
First American Financial Corp. (Insurance)	5,497	224,442
First Niagara Financial Group, Inc. (Savings & Loans)	4,063	58,182
FirstMerit Corp. (Banks)	4,541	105,442
Florida Rock Industries, Inc. (Building Materials)	956	41,012
Flowserve Corp. * (Machinery-Diversified)	1,912	101,336
FMC Corp. (Chemicals)	2,151	147,451
FMC Technologies, Inc. * (Oil & Gas Services)	2,151	130,028
Foot Locker, Inc. (Retail)	9,082	210,612
Forest Oil Corp. * (Oil & Gas)	3,107	101,412
Furniture Brands International, Inc. (Home Furnishings)	2,868	53,345
Gartner Group, Inc. * (Commercial Services)	2,151	40,009
GATX Corp. (Trucking & Leasing)	2,868	124,959
Gentex Corp. (Electronics)	4,063	64,642
Glatfelter (Forest Products & Paper)	2,629	38,489
Granite Construction, Inc. (Engineering & Construction)	1,195	62,259
Great Plains Energy, Inc. (Electric)	4,541	147,764
Greater Bay Bancorp (Banks)	1,195	30,771
Hanesbrands, Inc. * (Apparel)	3,824	90,246
Hanover Compressor Co. * (Oil & Gas Services)	5,258	97,378
Hanover Insurance Group, Inc. (Insurance)	2,868	130,064
Harris Corp. (Telecommunications)	3,107	132,358
Harsco Corp. (Miscellaneous Manufacturing)	2,390	195,095
Harte-Hanks, Inc. (Advertising)	1,195	30,174
Hawaiian Electric Industries, Inc. (Electric)	4,780	133,936
HCC Insurance Holdings, Inc. (Insurance)	6,453	217,208
Health Net, Inc. * (Healthcare - Services)	2,151	89,288
Helmerich & Payne, Inc. (Oil & Gas)	3,824	91,585
Henry Schein, Inc. * (Healthcare - Products)	1,673	83,131
Herman Miller, Inc. (Office Furnishings)	2,390	81,929
Highwoods Properties, Inc. (REIT)	3,107	118,687
Hillenbrand Industries, Inc. (Healthcare - Products)	3,585	210,368

See accompanying notes to the Schedules of Portfolio Investments.

HNI Corp. (Office Furnishings)	1,673	75,235
Horace Mann Educators Corp. (Insurance)	2,390	48,135
Hormel Foods Corp. (Food)	2,390	86,303
Hospitality Properties Trust (REIT)	4,063	196,893
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,585	177,529
IDACORP, Inc. (Electric)	2,390	94,238
Imation Corp. (Computers)	1,912	87,512
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,673	76,038
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	6,931	142,848
Integrated Device Technology, Inc. * (Semiconductors)	11,472	181,831
International Rectifier Corp. * (Semiconductors)	2,151	77,371
International Speedway Corp. (Entertainment)	956	49,626
Intersil Corp. - Class A (Semiconductors)	8,126	190,555
J.B. Hunt Transport Services, Inc. (Transportation)	7,170	155,158
Jefferies Group, Inc. (Diversified Financial Services)	5,736	164,795
JM Smucker Co. (Food)	1,912	93,688
Joy Global, Inc. (Machinery - Construction & Mining)	4,302	168,251
Kelly Services, Inc. - Class A (Commercial Services)	1,195	34,392
KEMET Corp. * (Electronics)	5,019	36,890
Kennametal, Inc. (Hand/Machine Tools)	2,390	147,487
Korn/Ferry International * (Commercial Services)	1,673	36,990
Lam Research Corp. * (Semiconductors)	4,541	224,552
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,434	58,149
Lattice Semiconductor Corp. * (Semiconductors)	6,692	41,557
Laureate Education, Inc. * (Commercial Services)	1,673	88,201
Lear Corp. (Auto Parts & Equipment)	3,824	115,523
Lee Enterprises, Inc. (Media)	1,195	34,093
Leucadia National Corp. (Holding Companies - Diversified)	5,497	144,956
Liberty Property Trust (REIT)	5,258	253,436
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,912	117,569
Longview Fibre Co. (Forest Products & Paper)	2,868	60,400
Lubrizol Corp. (Chemicals)	4,063	182,835
Lyondell Chemical Co. (Chemicals)	11,950	306,756
Mack-Cali Realty Corp. (REIT)	3,585	189,647
Manpower, Inc. (Commercial Services)	5,019	340,137
Martin Marietta Materials (Building Materials)	1,673	147,224
McDATA Corp. - Class A * (Computers)	5,019	28,458
MDU Resources Group, Inc. (Electric)	10,277	263,913
Media General, Inc. - Class A (Media)	1,434	53,201

See accompanying notes to the Schedules of Portfolio Investments.

MEMC Electronic Materials, Inc. * (Semiconductors)	6,453	229,083
Mentor Graphics Corp. * (Computers)	4,541	76,607
Mercantile Bankshares Corp. (Banks)	7,170	323,223
Mercury General Corp. (Insurance)	2,151	111,357
Michaels Stores, Inc. (Retail)	2,390	105,136
Micrel, Inc. * (Semiconductors)	2,151	24,005
Microchip Technology, Inc. (Semiconductors)	4,541	149,535
Millennium Pharmaceuticals, Inc. * (Biotechnology)	11,233	131,426
Mine Safety Appliances Co. (Environmental Control)	717	27,117
Minerals Technologies, Inc. (Chemicals)	1,195	65,916
Modine Manufacturing Co. (Auto Parts & Equipment)	1,912	45,525
Mohawk Industries, Inc. * (Textiles)	956	69,501
Moneygram International, Inc. (Software)	2,629	89,938
MPS Group, Inc. * (Commercial Services)	5,975	91,119
MSC Industrial Direct Co. - Class A (Retail)	1,673	68,459
National Fuel Gas Co. (Pipelines)	4,780	178,773
National Instruments Corp. (Computers)	1,434	44,712
Navigant Consulting Co. * (Commercial Services)	1,434	25,540
New Plan Excel Realty Trust, Inc. (REIT)	5,975	172,080
New York Community Bancorp (Savings & Loans)	15,057	246,182
Newport Corp. * (Telecommunications)	2,390	51,672
Nordson Corp. (Machinery-Diversified)	1,912	88,048
Northeast Utilities System (Electric)	8,843	221,163
NSTAR (Electric)	6,214	216,185
O’Reilly Automotive, Inc. * (Retail)	3,107	100,325
OGE Energy Corp. (Electric)	5,258	202,854
Ohio Casualty Corp. (Insurance)	3,585	98,337
Old Republic International Corp. (Insurance)	13,384	301,541
Olin Corp. (Chemicals)	4,063	70,290
Omnicare, Inc. (Pharmaceuticals)	2,390	90,534
ONEOK, Inc. (Gas)	6,692	278,587
Oshkosh Truck Corp. (Auto Manufacturers)	1,912	86,442
OSI Restaurant Partners, Inc. (Retail)	1,673	55,661
Overseas Shipholding Group, Inc. (Transportation)	956	59,798
Packaging Corp. of America (Packaging & Containers)	3,585	82,347
Palm, Inc. * (Computers)	3,585	55,030
Payless ShoeSource, Inc. * (Retail)	3,824	102,292
PDL BioPharma, Inc. * (Biotechnology)	2,629	55,551
Peabody Energy Corp. (Coal)	9,799	411,264
Pentair, Inc. (Miscellaneous Manufacturing)	3,585	118,090
Pepco Holdings, Inc. (Electric)	10,994	279,468
PepsiAmericas, Inc. (Beverages)	2,151	43,988

See accompanying notes to the Schedules of Portfolio Investments.

Perrigo Co. (Pharmaceuticals)	2,629	47,033
Pier 1 Imports, Inc. (Retail)	5,019	32,824
Plexus Corp. * (Electronics)	2,629	57,628
PMI Group, Inc. (Insurance)	2,629	112,127
PNM Resources, Inc. (Electric)	4,063	114,414
Polo Ralph Lauren Corp. (Apparel)	1,434	101,814
Polycom, Inc. * (Telecommunications)	2,390	65,486
Potlatch Corp. (Forest Products & Paper)	2,151	87,331
Powerwave Technologies, Inc. * (Telecommunications)	4,302	28,006
Precision Castparts Corp. (Metal Fabricate/Hardware)	4,541	309,060
Pride International, Inc. * (Oil & Gas)	9,321	257,352
Protective Life Corp. (Insurance)	4,063	179,788
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,151	71,413
Puget Energy, Inc. (Electric)	6,692	159,805
Quanta Services, Inc. * (Commercial Services)	6,931	126,837
Questar Corp. (Pipelines)	2,151	175,263
Quicksilver Resources, Inc. * (Oil & Gas)	956	32,772
Raymond James Financial Corp. (Diversified Financial Services)	3,346	106,604
Rayonier, Inc. (Forest Products & Paper)	4,541	186,135
Reader’s Digest Association, Inc. (Media)	5,497	79,047
Regency Centers Corp. (REIT)	4,063	293,186
Regis Corp. (Retail)	1,195	44,872
Reliance Steel & Aluminum Co. (Iron/Steel)	3,824	131,354
Rent-A-Center, Inc. * (Commercial Services)	1,912	54,989
Republic Services, Inc. (Environmental Control)	3,824	156,822
RF Micro Devices, Inc. * (Telecommunications)	6,692	48,852
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,629	125,798
RPM, Inc. (Chemicals)	6,931	132,729
Ruby Tuesday, Inc. (Retail)	1,195	33,161
Ruddick Corp. (Food)	1,912	53,918
Saks, Inc. (Retail)	7,887	152,535
SCANA Corp. (Electric)	6,692	267,413
Scholastic Corp. * (Media)	2,151	67,584
Semtech Corp. * (Semiconductors)	1,434	18,685
Sensient Technologies Corp. (Chemicals)	2,629	60,598
Sequa Corp. - Class A * (Aerospace/Defense)	478	50,721
Sierra Pacific Resources * (Electric)	11,711	177,539
Smithfield Foods, Inc. * (Food)	5,736	154,184
Sonoco Products Co. (Packaging & Containers)	5,736	203,514
Sotheby’s (Commercial Services)	2,629	99,902
SPX Corp. (Miscellaneous Manufacturing)	3,346	192,462
SRA International, Inc. - Class A * (Computers)	717	22,980
StanCorp Financial Group, Inc. (Insurance)	3,107	141,959

See accompanying notes to the Schedules of Portfolio Investments.

Steel Dynamics, Inc. (Iron/Steel)	2,390	143,663
STERIS Corp. (Healthcare - Products)	1,673	40,771
SVB Financial Group * (Banks)	1,195	54,994
Swift Transportation Co., Inc. * (Transportation)	3,107	78,141
Sybase, Inc. * (Software)	1,673	40,738
Synopsys, Inc. * (Computers)	5,497	123,737
TCF Financial Corp. (Banks)	3,346	87,096
Tech Data Corp. * (Distribution/Wholesale)	3,107	122,260
Teleflex, Inc. (Miscellaneous Manufacturing)	1,434	89,195
Telephone & Data Systems, Inc. (Telecommunications)	5,975	291,879
Texas Regional Bancshares, Inc. - Class A (Banks)	1,195	46,426
The Brink’s Co. (Miscellaneous Manufacturing)	2,868	150,541
The Colonial BancGroup, Inc. (Banks)	8,843	210,817
The Macerich Co. (REIT)	2,629	211,240
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,195	59,105
Thomas & Betts Corp. * (Electronics)	3,107	160,104
Tidewater, Inc. (Oil & Gas Services)	3,585	178,282
Timken Co. (Metal Fabricate/Hardware)	4,780	143,639
Tootsie Roll Industries, Inc. (Food)	717	22,786
Transaction Systems Architect, Inc. * (Software)	1,434	48,340
Triad Hospitals, Inc. * (Healthcare - Services)	5,019	185,854
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,063	146,512
TriQuint Semiconductor, Inc. * (Semiconductors)	8,126	36,567
Tupperware Corp. (Household Products/Wares)	3,107	65,962
United Dominion Realty Trust, Inc. (REIT)	7,648	247,566
United Rentals, Inc. * (Commercial Services)	4,063	96,252
Unitrin, Inc. (Insurance)	2,629	112,863
Universal Corp. (Agriculture)	1,434	52,800
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,195	63,275
UTStarcom, Inc. * (Telecommunications)	2,868	30,888
Valassis Communications, Inc. * (Commercial Services)	1,195	17,937
Valeant Pharmaceuticals International (Pharmaceuticals)	2,868	53,574
Valspar Corp. (Chemicals)	2,868	76,834
Varian, Inc. * (Electronics)	717	33,620
VCA Antech, Inc. * (Pharmaceuticals)	2,390	77,364
Vectren Corp. (Gas)	4,302	125,016
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,629	106,737
Vishay Intertechnology, Inc. * (Electronics)	10,755	145,085
W.R. Berkley Corp. (Insurance)	3,824	140,953
Washington Federal, Inc. (Savings & Loans)	5,019	116,642

See accompanying notes to the Schedules of Portfolio Investments.

Washington Post Co. - Class B (Media)	239	179,992
Webster Financial Corp. (Banks)	3,107	150,130
Weingarten Realty Investors (REIT)	2,868	133,362
Werner Enterprises, Inc. (Transportation)	2,868	52,628
Westamerica Bancorp (Banks)	956	47,657
Westar Energy, Inc. (Electric)	5,019	127,081
Westwood One, Inc. (Media)	1,673	13,233
WGL Holdings, Inc. (Gas)	2,868	93,067
Wilmington Trust Corp. (Banks)	4,063	168,940
Wind River Systems, Inc. * (Software)	2,868	31,491
Wisconsin Energy Corp. (Electric)	6,692	307,431
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,063	70,209
WPS Resources Corp. (Electric)	2,390	127,172
YRC Worldwide Inc. * (Transportation)	3,346	129,624

TOTAL COMMON STOCKS (Cost $29,080,249)		35,274,689

	Principal Amount
Repurchase Agreements (0.5%)
UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $170,025 (Collateralized by $168,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $173,944)	$170,000	170,000

TOTAL REPURCHASE AGREEMENTS (Cost $170,000)		170,000

TOTAL INVESTMENT SECURITIES (Cost $29,250,249) - 101.5% of net assets		$35,444,689

Percentages indicated are based on net assets of $34,933,130.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $157,500)	2	$8,013

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.2%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.3%
Banks	5.3%
Beverages	0.1%
Biotechnology	1.1%
Building Materials	0.5%
Chemicals	4.9%
Coal	1.6%
Commercial Services	3.8%
Computers	2.4%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.0%

See accompanying notes to the Schedules of Portfolio Investments.

Electric	10.9%
Electrical Components & Equipment	0.7%
Electronics	2.6%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.5%
Food	1.2%
Forest Products & Paper	1.3%
Gas	1.9%
Hand/Machine Tools	0.8%
Healthcare - Products	1.4%
Healthcare - Services	1.4%
Holding Companies - Diversified	0.4%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.7%
Insurance	7.5%
Internet	0.6%
Iron/Steel	0.8%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.5%
Machinery - Diversified	0.9%
Media	1.6%
Metal Fabricate/Hardware	2.0%
Miscellaneous Manufacturing	3.9%
Office Furnishings	0.4%
Oil & Gas	2.1%
Oil & Gas Services	1.7%
Packaging & Containers	0.8%
Pharmaceuticals	0.8%
Pipelines	1.5%
Real Estate Investment Trust	7.2%
Retail	5.4%
Savings & Loans	1.6%
Semiconductors	4.3%
Software	1.4%
Telecommunications	3.0%
Textiles	0.2%
Transportation	2.1%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Growth ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (101.2%)
99 Cents Only Stores * (Retail)	1,246	$14,940
Abercrombie & Fitch Co. - Class A (Retail)	3,382	259,229
Activision, Inc. * (Software)	10,502	161,941
Adesa, Inc. (Commercial Services)	1,424	35,799
ADTRAN, Inc. (Telecommunications)	1,246	28,832
Advance Auto Parts, Inc. (Retail)	4,094	143,372
Advanced Medical Optics, Inc. * (Healthcare - Products)	890	36,357
Advent Software, Inc. * (Software)	178	6,590
Aeropostale, Inc. * (Retail)	2,136	62,606
Affymetrix, Inc. * (Biotechnology)	1,958	49,929
Airgas, Inc. (Chemicals)	890	33,651
AirTran Holdings, Inc. * (Airlines)	3,382	33,719
Alliance Data Systems Corp. * (Commercial Services)	2,492	151,313
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,424	109,947
American Eagle Outfitters, Inc. (Retail)	4,984	228,267
AmeriCredit Corp. * (Diversified Financial Services)	2,314	59,169
Ametek, Inc. (Electrical Components & Equipment)	1,780	83,090
Amphenol Corp. - Class A (Electronics)	3,382	229,637
AnnTaylor Stores Corp. * (Retail)	1,246	54,849
Applebee’s International, Inc. (Retail)	2,848	64,991
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,602	37,311
Aqua America, Inc. (Water)	2,492	60,431
Arch Coal, Inc. (Coal)	2,492	86,298
Arthur J. Gallagher & Co. (Insurance)	2,136	59,488
Avis Budget Group, Inc. (Commercial Services)	1,602	31,704
Avocent Corp. * (Internet)	712	26,138
Barnes & Noble, Inc. (Retail)	712	29,413
Beazer Homes USA, Inc. (Home Builders)	890	38,573
Beckman Coulter, Inc. (Healthcare - Products)	2,492	143,464
Boyd Gaming Corp. (Lodging)	890	35,128
Brinker International, Inc. (Retail)	2,314	107,439
Brown & Brown, Inc. (Insurance)	4,272	124,999
C.H. Robinson Worldwide, Inc. (Transportation)	6,586	274,900
Cadence Design Systems, Inc. * (Computers)	4,450	79,477
Cameron International Corp. * (Oil & Gas Services)	1,780	89,178
Career Education Corp. * (Commercial Services)	3,738	83,283
Carmax, Inc. * (Retail)	1,602	70,969
Catalina Marketing Corp. (Advertising)	1,424	36,098
Cathay Bancorp, Inc. (Banks)	1,068	36,793
CDW Corp. (Distribution/Wholesale)	2,314	151,960

See accompanying notes to the Schedules of Portfolio Investments.

Cephalon, Inc. * (Pharmaceuticals)	2,314	162,397
Ceridian Corp. * (Computers)	2,136	50,346
Charles River Laboratories International, Inc. * (Biotechnology)	1,602	68,758
Charming Shoppes, Inc. * (Retail)	1,958	28,978
CheckFree Corp. * (Internet)	1,246	49,192
Cheesecake Factory, Inc. * (Retail)	3,026	85,485
Chico’s FAS, Inc. * (Retail)	6,942	166,122
Choicepoint, Inc. * (Commercial Services)	3,204	116,594
Church & Dwight, Inc. (Household Products/Wares)	2,492	101,101
City National Corp. (Banks)	890	59,238
Claire’s Stores, Inc. (Retail)	2,136	60,556
Cognizant Technology Solutions Corp. * (Computers)	5,340	401,995
Coldwater Creek, Inc. * (Retail)	1,602	48,845
Community Health Systems, Inc. * (Healthcare - Services)	3,738	121,298
Copart, Inc. * (Retail)	2,670	77,243
Corinthian Colleges, Inc. * (Commercial Services)	3,204	39,249
Covance, Inc. * (Healthcare - Services)	1,424	83,304
Cree Research, Inc. * (Semiconductors)	2,848	62,628
CSG Systems International, Inc. * (Software)	1,780	48,024
Cullen/Frost Bankers, Inc. (Banks)	712	38,562
Cypress Semiconductor Corp. * (Semiconductors)	1,780	29,886
CYTYC Corp. * (Healthcare - Products)	4,272	112,866
Deluxe Corp. (Commercial Services)	1,068	24,212
Denbury Resources, Inc. * (Oil & Gas)	4,450	127,893
DENTSPLY International, Inc. (Healthcare - Products)	6,052	189,307
DeVry, Inc. * (Commercial Services)	1,424	34,674
Diebold, Inc. (Computers)	1,068	46,650
Dollar Tree Stores, Inc. * (Retail)	2,670	83,010
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,670	100,258
DRS Technologies, Inc. (Aerospace/Defense)	712	31,485
DST Systems, Inc. * (Computers)	2,314	142,982
Dun & Bradstreet Corp. * (Software)	1,246	96,241
Eaton Vance Corp. (Diversified Financial Services)	4,806	149,179
Edwards Lifesciences Corp. * (Healthcare - Products)	1,424	61,132
Energizer Holdings, Inc. * (Electrical Components & Equipment)	2,314	180,840
Ensco International, Inc. (Oil & Gas)	2,670	130,750
Entercom Communications Corp. (Media)	534	14,776
Equitable Resources, Inc. (Pipelines)	2,136	86,551
Everest Re Group, Ltd. (Insurance)	1,246	123,578
Expeditors International of Washington, Inc. (Transportation)	8,188	388,192
F5 Networks, Inc. * (Internet)	1,602	106,036
Fair Isaac Corp. (Software)	2,492	91,282
Fastenal Co. (Distribution/Wholesale)	4,806	193,394
Fidelity National Financial, Inc. (Insurance)	3,382	75,419

See accompanying notes to the Schedules of Portfolio Investments.

Fidelity National Information Services, Inc. (Software)	3,560	147,989
Fidelity National Title Group, Inc. - Class A (Insurance)	3,026	66,602
First Niagara Financial Group, Inc. (Savings & Loans)	1,602	22,941
Florida Rock Industries, Inc. (Building Materials)	1,068	45,817
Flowserve Corp. * (Machinery-Diversified)	890	47,170
FMC Technologies, Inc. * (Oil & Gas Services)	1,246	75,321
GameStop Corp. * (Retail)	2,314	118,153
Gartner Group, Inc. * (Commercial Services)	890	16,554
Gen-Probe, Inc. * (Healthcare - Products)	1,958	93,729
Gentex Corp. (Electronics)	3,026	48,144
Graco, Inc. (Machinery-Diversified)	2,670	108,829
Granite Construction, Inc. (Engineering & Construction)	534	27,821
Grant Prideco, Inc. * (Oil & Gas Services)	4,984	188,245
Greater Bay Bancorp (Banks)	1,068	27,501
Hanesbrands, Inc. * (Apparel)	1,068	25,205
Hansen Natural Corp. * (Beverages)	2,314	73,469
Harris Corp. (Telecommunications)	3,026	128,908
Harte-Hanks, Inc. (Advertising)	1,246	31,462
Health Net, Inc. * (Healthcare - Services)	3,026	125,609
Helmerich & Payne, Inc. (Oil & Gas)	1,424	34,105
Henry Schein, Inc. * (Healthcare - Products)	2,314	114,983
Herman Miller, Inc. (Office Furnishings)	1,068	36,611
HNI Corp. (Office Furnishings)	890	40,023
Hormel Foods Corp. (Food)	1,246	44,993
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,424	43,930
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,424	64,721
International Rectifier Corp. * (Semiconductors)	1,246	44,819
International Speedway Corp. (Entertainment)	712	36,960
Intuitive Surgical, Inc. * (Healthcare - Products)	1,424	141,232
Investors Financial Services Corp. (Banks)	2,492	97,985
Invitrogen Corp. * (Biotechnology)	1,958	113,584
ITT Educational Services, Inc. * (Commercial Services)	1,424	98,185
Jack Henry & Associates, Inc. (Computers)	2,848	62,058
Jacobs Engineering Group, Inc. * (Engineering & Construction)	2,314	174,800
JetBlue Airways Corp. * (Airlines)	5,874	73,777
JM Smucker Co. (Food)	890	43,610
Joy Global, Inc. (Machinery - Construction & Mining)	1,780	69,616
Korn/Ferry International * (Commercial Services)	534	11,807

See accompanying notes to the Schedules of Portfolio Investments.

Lam Research Corp. * (Semiconductors)	2,492	123,229
Laureate Education, Inc. * (Commercial Services)	890	46,921
Lee Enterprises, Inc. (Media)	890	25,392
Leucadia National Corp. (Holding Companies - Diversified)	2,670	70,408
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,136	75,828
Lincare Holdings, Inc. * (Healthcare - Services)	3,560	119,474
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	356	21,890
M.D.C. Holdings, Inc. (Home Builders)	1,246	62,126
Macrovision Corp. * (Entertainment)	1,958	52,102
Martek Biosciences Corp. * (Biotechnology)	1,246	29,555
Martin Marietta Materials (Building Materials)	712	62,656
McAfee, Inc. * (Internet)	6,052	175,084
McDATA Corp. - Class A * (Computers)	2,670	15,139
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,136	74,845
MEMC Electronic Materials, Inc. * (Semiconductors)	2,136	75,828
Michaels Stores, Inc. (Retail)	3,560	156,604
Micrel, Inc. * (Semiconductors)	1,068	11,919
Microchip Technology, Inc. (Semiconductors)	5,162	169,985
Millennium Pharmaceuticals, Inc. * (Biotechnology)	4,628	54,148
Mine Safety Appliances Co. (Environmental Control)	534	20,196
Mohawk Industries, Inc. * (Textiles)	1,424	103,525
Moneygram International, Inc. (Software)	1,424	48,715
MSC Industrial Direct Co. - Class A (Retail)	1,068	43,703
National Instruments Corp. (Computers)	1,246	38,850
Navigant Consulting Co. * (Commercial Services)	1,068	19,021
Newfield Exploration Co. * (Oil & Gas)	4,984	203,297
Noble Energy, Inc. (Oil & Gas)	6,764	328,933
O’Reilly Automotive, Inc. * (Retail)	2,314	74,719
Omnicare, Inc. (Pharmaceuticals)	3,026	114,625
Oshkosh Truck Corp. (Auto Manufacturers)	1,602	72,426
OSI Restaurant Partners, Inc. (Retail)	1,424	47,376
Overseas Shipholding Group, Inc. (Transportation)	534	33,402
Pacific Sunwear of California, Inc. * (Retail)	2,670	47,045
Palm, Inc. * (Computers)	1,246	19,126
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,424	27,754
Patterson-UTI Energy, Inc. (Oil & Gas)	6,586	152,795
PDL BioPharma, Inc. * (Biotechnology)	2,670	56,417

See accompanying notes to the Schedules of Portfolio Investments.

Peabody Energy Corp. (Coal)	3,560	149,413
Pentair, Inc. (Miscellaneous Manufacturing)	1,424	46,907
PepsiAmericas, Inc. (Beverages)	890	18,201
Perrigo Co. (Pharmaceuticals)	1,424	25,475
Petsmart, Inc. (Retail)	5,340	153,685
Pharmaceutical Product Development, Inc. (Commercial Services)	3,916	123,941
Pioneer Natural Resources Co. (Oil & Gas)	4,984	202,998
Plains Exploration & Production Co. * (Oil & Gas)	3,026	127,970
Plantronics, Inc. (Telecommunications)	1,780	37,576
PMI Group, Inc. (Insurance)	1,602	68,325
Pogo Producing Co. (Oil & Gas)	2,136	95,586
Polo Ralph Lauren Corp. (Apparel)	1,424	101,104
Polycom, Inc. * (Telecommunications)	1,780	48,772
Powerwave Technologies, Inc. * (Telecommunications)	1,424	9,270
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,136	145,376
Psychiatric Solutions, Inc. * (Healthcare - Services)	712	23,638
Questar Corp. (Pipelines)	1,780	145,034
Quicksilver Resources, Inc. * (Oil & Gas)	1,958	67,120
Radian Group, Inc. (Insurance)	3,204	170,773
Raymond James Financial Corp. (Diversified Financial Services)	1,068	34,026
Regis Corp. (Retail)	1,068	40,103
Rent-A-Center, Inc. * (Commercial Services)	1,424	40,954
Republic Services, Inc. (Environmental Control)	2,136	87,597
ResMed, Inc. * (Healthcare - Products)	2,848	125,284
RF Micro Devices, Inc. * (Telecommunications)	2,848	20,790
Rollins, Inc. (Commercial Services)	1,068	23,112
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,602	76,656
Ross Stores, Inc. (Retail)	5,518	162,395
Ruby Tuesday, Inc. (Retail)	1,424	39,516
Scientific Games Corp. - Class A * (Entertainment)	2,492	69,851
SEI Investments Co. (Software)	2,314	130,232
Semtech Corp. * (Semiconductors)	1,780	23,193
Sepracor, Inc. * (Pharmaceuticals)	4,094	211,906
Silicon Laboratories, Inc. * (Semiconductors)	1,780	58,081
Southwestern Energy Co. * (Oil & Gas)	6,408	227,997
SRA International, Inc. - Class A * (Computers)	890	28,525
Stericycle, Inc. * (Environmental Control)	1,602	113,278
STERIS Corp. (Healthcare - Products)	1,424	34,703
Strayer Education, Inc. (Commercial Services)	534	60,406
SVB Financial Group * (Banks)	534	24,575
Sybase, Inc. * (Software)	2,314	56,346
Synopsys, Inc. * (Computers)	1,780	40,068

See accompanying notes to the Schedules of Portfolio Investments.

TCF Financial Corp. (Banks)	2,136	55,600
Techne Corp. * (Healthcare - Products)	1,424	79,573
Teleflex, Inc. (Miscellaneous Manufacturing)	534	33,215
Texas Regional Bancshares, Inc. - Class A (Banks)	1,068	41,492
The Corporate Executive Board Co. (Commercial Services)	1,602	143,891
The Macerich Co. (REIT)	890	71,512
The Ryland Group, Inc. (Home Builders)	1,780	81,755
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	890	44,019
The Timberland Co. - Class A * (Apparel)	1,958	56,488
Thor Industries, Inc. (Home Builders)	1,246	54,600
Toll Brothers, Inc. * (Home Builders)	4,450	128,649
Tootsie Roll Industries, Inc. (Food)	534	16,971
Transaction Systems Architect, Inc. * (Software)	534	18,001
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,246	65,976
Urban Outfitters, Inc. * (Retail)	4,272	74,760
UTStarcom, Inc. * (Telecommunications)	2,136	23,005
Valassis Communications, Inc. * (Commercial Services)	1,068	16,031
Valeant Pharmaceuticals International (Pharmaceuticals)	1,780	33,250
Valspar Corp. (Chemicals)	1,958	52,455
Varian Medical Systems, Inc. * (Healthcare - Products)	4,984	273,422
Varian, Inc. * (Electronics)	712	33,386
VCA Antech, Inc. * (Pharmaceuticals)	1,602	51,857
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,314	93,948
W.R. Berkley Corp. (Insurance)	3,916	144,344
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,204	81,702
Washington Post Co. - Class B (Media)	178	134,051
Weingarten Realty Investors (REIT)	1,246	57,939
Westamerica Bancorp (Banks)	712	35,493
Western Digital Corp. * (Computers)	8,366	152,930
Westwood One, Inc. (Media)	1,424	11,264
Williams Sonoma, Inc. (Retail)	4,450	151,345
Wind River Systems, Inc. * (Software)	1,068	11,727
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	2,670	99,511

TOTAL COMMON STOCKS (Cost $16,485,961)		19,499,026

	Principal Amount
Repurchase Agreements (0.7%)
UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $140,020 (Collateralized by $138,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $142,882)	$140,000	140,000

TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000

TOTAL INVESTMENT SECURITIES (Cost $16,625,961) - 101.9% of net assets		$19,639,026

Percentages indicated are based on net assets of $19,274,644.

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $157,500)	2	$8,013

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.4%
Aerospace/Defense	0.7%
Airlines	0.6%
Apparel	0.9%
Auto Manufacturers	0.4%
Banks	2.2%
Beverages	0.5%
Biotechnology	2.4%
Building Materials	0.6%
Chemicals	0.4%
Coal	1.2%
Commercial Services	5.8%
Computers	5.6%
Distribution/Wholesale	1.8%
Diversified Financial Services	2.0%
Electrical Components & Equipment	1.4%
Electronics	1.6%
Engineering & Construction	1.1%
Entertainment	0.8%
Environmental Control	1.1%
Food	0.5%
Hand/Machine Tools	0.1%
Healthcare - Products	7.3%
Healthcare - Services	3.4%
Holding Companies - Diversified	0.4%
Home Builders	2.1%
Household Products/Wares	0.8%
Insurance	4.3%
Internet	1.8%
Lodging	0.2%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.3%
Media	1.0%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.4%
Oil & Gas	8.9%
Oil & Gas Services	1.8%
Pharmaceuticals	3.6%
Pipelines	1.2%
Real Estate Investment Trust	0.7%
Retail	14.1%
Savings & Loans	0.1%
Semiconductors	3.1%
Software	4.2%
Telecommunications	1.5%
Textiles	0.5%
Transportation	3.6%
Water	0.3%
Other**	0.7%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Value ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.5%)
4Kids Entertainment, Inc. * (Media)	354	$6,432
A.M. Castle & Co. (Metal Fabricate/Hardware)	708	23,676
AAR Corp. * (Aerospace/Defense)	2,478	64,527
Aaron Rents, Inc. (Commercial Services)	1,888	46,973
ABM Industries, Inc. (Commercial Services)	2,596	51,557
Acadia Realty Trust (REIT)	2,124	54,268
Actel Corp. * (Semiconductors)	1,770	29,010
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,068	151,989
Adaptec, Inc. * (Telecommunications)	7,788	35,280
Administaff, Inc. (Commercial Services)	944	32,521
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	2,006	31,534
Aeroflex, Inc. * (Telecommunications)	3,186	34,409
Agilysys, Inc. (Computers)	2,124	31,499
Albany International Corp. - Class A (Machinery-Diversified)	1,298	43,626
Aleris International, Inc. * (Environmental Control)	2,124	109,407
ALLETE, Inc. (Electric)	2,124	95,792
Alliance One International, Inc. * (Agriculture)	6,018	29,007
Alpharma, Inc. - Class A (Pharmaceuticals)	2,006	44,272
Altiris, Inc. * (Software)	590	13,281
AMCOL International Corp. (Mining)	708	18,627
American Italian Pasta Co. * (Food)	1,298	9,722
American States Water Co. (Water)	1,180	49,560
Analogic Corp. (Electronics)	472	26,342
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	708	20,560
Angelica Corp. (Textiles)	590	12,355
Anixter International, Inc. * (Telecommunications)	2,242	133,981
Apogee Enterprises, Inc. (Building Materials)	1,888	30,378
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,478	71,218
Applied Signal Technology, Inc. (Telecommunications)	826	12,258
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,416	77,753
Arch Chemicals, Inc. (Chemicals)	1,652	55,276
Arctic Cat, Inc. (Leisure Time)	472	8,454
Arkansas Best Corp. (Transportation)	1,770	72,535
Armor Holdings, Inc. * (Aerospace/Defense)	1,062	54,651
ArQule, Inc. * (Biotechnology)	1,298	5,218
Ashworth, Inc. * (Apparel)	944	6,627

See accompanying notes to the Schedules of Portfolio Investments.

Astec Industries, Inc. * (Machinery - Construction & Mining)	1,298	41,393
ATMI, Inc. * (Semiconductors)	1,652	52,352
Atmos Energy Corp. (Gas)	5,546	170,429
Atwood Oceanics, Inc. * (Oil & Gas)	944	43,613
Audiovox Corp. - Class A * (Telecommunications)	1,298	17,030
Avid Technology, Inc. * (Software)	1,888	68,195
Avista Corp. (Electric)	3,304	85,045
Axcelis Technologies, Inc. * (Semiconductors)	6,962	48,038
Aztar Corp. * (Lodging)	1,062	56,891
Baldor Electric Co. (Hand/Machine Tools)	1,888	60,567
Bank Mutual Corp. (Banks)	2,832	34,324
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	1,534	20,095
BankUnited Financial Corp. - Class A (Savings & Loans)	1,298	35,007
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,478	49,684
Bassett Furniture Industries, Inc. (Home Furnishings)	826	13,646
Bel Fuse, Inc. - Class B (Electronics)	472	16,813
Belden, Inc. (Electrical Components & Equipment)	2,950	106,790
Bell Microproducts, Inc. * (Distribution/Wholesale)	2,124	14,316
Benchmark Electronics, Inc. * (Electronics)	4,366	115,918
Black Box Corp. (Telecommunications)	708	31,570
Blue Coat Systems, Inc. * (Internet)	472	10,526
Boston Private Financial Holdings, Inc. (Banks)	1,062	29,354
Bowne & Co., Inc. (Commercial Services)	2,124	33,198
Brady Corp. - Class A (Electronics)	2,006	74,222
Briggs & Stratton Corp. (Machinery-Diversified)	3,540	90,235
Brightpoint, Inc. * (Distribution/Wholesale)	3,422	41,406
Bristow Group, Inc. * (Transportation)	944	31,341
Brookline Bancorp, Inc. (Savings & Loans)	4,248	56,626
Brooks Automation, Inc. * (Semiconductors)	5,074	72,050
Brown Shoe Co., Inc. (Retail)	2,006	78,154
Brush Engineered Materials, Inc. * (Mining)	1,298	43,691
Buckeye Technologies, Inc. * (Forest Products & Paper)	2,242	23,294
Building Materials Holding Corp. (Distribution/Wholesale)	1,062	27,676
C&D Technologies, Inc. (Electrical Components & Equipment)	1,770	8,779
C-COR.net Corp. * (Telecommunications)	3,304	33,007
Cambrex Corp. (Biotechnology)	1,888	44,179
Captaris, Inc. * (Software)	1,888	11,120

See accompanying notes to the Schedules of Portfolio Investments.

Caraustar Industries, Inc. * (Forest Products & Paper)	2,006	21,725
Carpenter Technology Corp. (Iron/Steel)	1,534	164,122
Carreker Corp. * (Computers)	826	6,046
Cascade Natural Gas Corp. (Gas)	826	21,261
Casey’s General Stores, Inc. (Retail)	3,422	83,052
Cash America International, Inc. (Retail)	1,298	53,646
Catapult Communications Corp. * (Computers)	236	2,060
CDI Corp. (Commercial Services)	826	19,527
Central Pacific Financial Corp. (Banks)	1,062	39,071
Central Parking Corp. (Commercial Services)	1,180	20,237
Central Vermont Public Service Corp. (Electric)	708	15,980
Century Aluminum Co. * (Mining)	1,534	59,704
CH Energy Group, Inc. (Electric)	944	49,107
Champion Enterprises, Inc. * (Home Builders)	3,540	32,780
Chaparral Steel Co. * (Iron/Steel)	3,068	127,598
Checkpoint Systems, Inc. * (Electronics)	1,534	27,934
Chemed Corp. (Commercial Services)	1,770	62,817
Chesapeake Corp. (Packaging & Containers)	1,416	21,962
Chittenden Corp. (Banks)	3,186	93,955
Ciber, Inc. * (Computers)	3,776	25,866
Clarcor, Inc. (Miscellaneous Manufacturing)	2,006	65,355
CLECO Corp. (Electric)	3,894	100,075
Cleveland-Cliffs, Inc. (Iron/Steel)	1,416	59,883
Coachmen Industries, Inc. (Home Builders)	944	10,554
Cognex Corp. (Machinery-Diversified)	1,888	43,481
Coherent, Inc. * (Electronics)	2,124	68,457
Cohu, Inc. (Semiconductors)	1,062	21,006
Colonial Properties Trust (REIT)	3,186	160,544
Commercial Net Lease Realty (REIT)	4,012	90,150
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	590	24,697
Community Bank System, Inc. (Banks)	2,006	49,849
CONMED Corp. * (Healthcare - Products)	1,180	26,184
Consolidated Graphics, Inc. * (Commercial Services)	826	51,352
Corn Products International, Inc. (Food)	5,074	183,627
Cost Plus, Inc. * (Retail)	826	9,871
CPI Corp. (Commercial Services)	354	16,712
Crocs, Inc. * (Apparel)	1,062	42,076
Cross Country Healthcare, Inc. * (Commercial Services)	472	9,138
CryoLife, Inc. * (Biotechnology)	944	5,626
CTS Corp. (Electronics)	2,478	34,989
Cubic Corp. (Electronics)	1,062	22,206

See accompanying notes to the Schedules of Portfolio Investments.

Cyberonics, Inc. * (Healthcare - Products)	590	10,638
Cymer, Inc. * (Electronics)	1,298	60,136
Datascope Corp. (Healthcare - Products)	826	29,629
Deckers Outdoor Corp. * (Apparel)	472	25,096
Delphi Financial Group, Inc. - Class A (Insurance)	2,950	115,788
Deltic Timber Corp. (Forest Products & Paper)	590	30,037
Digi International, Inc. * (Software)	1,416	19,852
Digitas, Inc. * (Internet)	3,894	41,120
Dime Community Bancshares, Inc. (Savings & Loans)	944	13,169
Diodes, Inc. * (Semiconductors)	236	10,393
Ditech Networks, Inc. * (Telecommunications)	2,242	17,689
DJO, Inc. * (Healthcare - Products)	944	37,977
Downey Financial Corp. (Savings & Loans)	708	48,767
Dress Barn, Inc. * (Retail)	1,416	30,756
Drew Industries, Inc. * (Building Materials)	826	22,426
Drill-Quip, Inc. * (Oil & Gas Services)	472	18,587
DSP Group, Inc. * (Semiconductors)	826	17,941
EastGroup Properties, Inc. (REIT)	1,534	81,655
EDO Corp. (Aerospace/Defense)	472	11,286
EGL, Inc. * (Transportation)	2,360	80,216
El Paso Electric Co. * (Electric)	3,304	77,181
Electro Scientific Industries, Inc. * (Electronics)	2,006	40,020
ElkCorp (Building Materials)	590	14,821
EMCOR Group, Inc. * (Engineering & Construction)	2,124	125,634
Energen Corp. (Gas)	5,074	217,268
Entertainment Properties Trust (REIT)	1,770	97,350
Enzo Biochem, Inc. * (Biotechnology)	826	11,812
Epicor Software Corp. * (Software)	2,360	33,111
Essex Property Trust, Inc. (REIT)	944	125,816
Esterline Technologies Corp. * (Aerospace/Defense)	1,770	66,729
Ethan Allen Interiors, Inc. (Home Furnishings)	1,298	46,234
Exar Corp. * (Semiconductors)	2,478	32,140
FEI Co. * (Electronics)	826	18,882
Fidelity Bankshares, Inc. (Savings & Loans)	590	23,411
Financial Federal Corp. (Diversified Financial Services)	708	19,484
First BanCorp. (Banks)	5,546	54,905
First Commonwealth Financial Corp. (Banks)	4,838	64,684
First Indiana Corp. (Banks)	590	15,057
First Midwest Bancorp, Inc. (Banks)	2,006	76,288
First Republic Bank (Banks)	826	32,164
FirstFed Financial Corp. * (Savings & Loans)	472	29,155
Fleetwood Enterprises, Inc. * (Home Builders)	4,366	31,173
Flowers Foods, Inc. (Food)	3,658	99,388

See accompanying notes to the Schedules of Portfolio Investments.

Franklin Bank Corp. Houston * (Savings & Loans)	1,180	23,848
Fred’s, Inc. (Retail)	2,714	35,499
Frontier Airlines Holdings, Inc. * (Airlines)	2,478	19,923
Fuller (H.B.) Co. (Chemicals)	4,012	99,457
G & K Services, Inc. (Textiles)	826	31,478
Gardner Denver, Inc. * (Machinery-Diversified)	2,124	72,195
General Communication, Inc. - Class A * (Telecommunications)	1,062	13,923
Genesis Healthcare Corp. * (Healthcare - Services)	1,298	62,863
Gentiva Health Services, Inc. * (Healthcare - Services)	1,888	35,022
Georgia Gulf Corp. (Chemicals)	2,360	50,480
Gerber Scientific, Inc. * (Machinery-Diversified)	1,534	22,412
Gevity HR, Inc. (Commercial Services)	1,416	32,002
Glacier Bancorp, Inc. (Banks)	1,062	37,085
Glenborough Realty Trust, Inc. (REIT)	2,242	58,247
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,180	25,689
Green Mountain Power Corp. (Electric)	354	11,905
Griffon Corp. * (Miscellaneous Manufacturing)	1,770	43,524
Group 1 Automotive, Inc. (Retail)	1,534	87,915
Haemonetics Corp. * (Healthcare - Products)	708	32,285
Hancock Fabrics, Inc. * (Retail)	1,298	4,309
Hanmi Financial Corp. (Banks)	944	20,173
Harbor Florida Bancshares, Inc. (Savings & Loans)	472	21,434
Harland (John H.) Co. (Household Products/Wares)	590	24,125
Harmonic, Inc. * (Telecommunications)	3,540	28,709
Haverty Furniture Cos., Inc. (Retail)	1,534	24,237
Healthcare Services Group, Inc. (Commercial Services)	1,062	28,865
Heidrick & Struggles International, Inc. * (Commercial Services)	826	33,759
Hologic, Inc. * (Healthcare - Products)	1,652	79,544
Hooper Holmes, Inc. (Commercial Services)	4,484	16,142
Hub Group, Inc. - Class A * (Transportation)	2,832	76,917
Hutchinson Technology, Inc. * (Computers)	1,770	40,976
Hyperion Solutions Corp. * (Software)	1,888	70,611
IDEX Corp. (Machinery-Diversified)	2,006	94,081
IHOP Corp. (Retail)	708	36,936
Independent Bank Corp. - Michigan (Banks)	590	14,101
Infinity Property & Casualty Corp. (Insurance)	1,416	60,916
Infospace, Inc. * (Internet)	944	19,078
Inland Real Estate Corp. (REIT)	1,534	28,670

See accompanying notes to the Schedules of Portfolio Investments.

Input/Output, Inc. * (Oil & Gas Services)	4,838	54,234
Insight Enterprises, Inc. * (Retail)	3,304	71,003
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	1,062	24,819
Inter-Tel, Inc. (Software)	708	14,649
Interface, Inc. - Class A * (Office Furnishings)	3,422	49,790
Intermagnetics General Corp. * (Electrical Components & Equipment)	1,062	29,046
Invacare Corp. (Healthcare - Products)	1,180	25,759
inVentiv Health, Inc. * (Advertising)	1,298	37,123
Irwin Financial Corp. (Banks)	708	15,696
Itron, Inc. * (Electronics)	826	44,967
J & J Snack Foods Corp. (Food)	472	15,770
Jack in the Box, Inc. * (Retail)	944	52,968
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,888	40,951
JDA Software Group, Inc. * (Software)	1,180	17,358
JLG Industries, Inc. (Machinery - Construction & Mining)	4,012	110,932
Jo-Ann Stores, Inc. * (Retail)	1,652	30,066
Jos. A. Bank Clothiers, Inc. * (Retail)	236	7,007
K2, Inc. * (Leisure Time)	3,186	43,520
Kaman Corp. (Aerospace/Defense)	1,652	33,684
Kansas City Southern Industries, Inc. * (Transportation)	5,192	147,401
Kaydon Corp. (Metal Fabricate/Hardware)	1,888	78,918
Keane, Inc. * (Software)	3,068	35,558
Keithley Instruments, Inc. (Electronics)	944	12,838
Kellwood Co. (Apparel)	1,770	54,162
Kendle International, Inc. * (Commercial Services)	472	16,341
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	590	22,691
Kilroy Realty Corp. (REIT)	1,416	106,667
Kirby Corp. * (Transportation)	1,416	49,602
Kopin Corp. * (Semiconductors)	2,360	8,425
Kulicke & Soffa Industries, Inc. * (Semiconductors)	3,894	34,968
La-Z-Boy, Inc. (Home Furnishings)	3,540	43,365
Labor Ready, Inc. * (Commercial Services)	1,888	33,059
LaBranche & Co., Inc. * (Diversified Financial Services)	4,130	36,633
Laclede Group, Inc. (Gas)	1,416	50,452
Lance, Inc. (Food)	2,124	41,460
LandAmerica Financial Group, Inc. (Insurance)	1,180	74,446
Landry’s Restaurants, Inc. (Retail)	590	17,287
Lawson Products, Inc. (Metal Fabricate/Hardware)	354	17,137
LCA-Vision, Inc. (Healthcare - Products)	708	24,872
Lennox International, Inc. (Building Materials)	3,894	104,982
Lenox Group, Inc. * (Toys/Games/Hobbies)	944	5,673

See accompanying notes to the Schedules of Portfolio Investments.

Lexington Corporate Properties Trust (REIT)	3,658	77,915
Libbey, Inc. (Housewares)	944	10,856
Lindsay Manufacturing Co. (Machinery-Diversified)	354	11,643
Littelfuse, Inc. * (Electrical Components & Equipment)	944	31,964
Live Nation, Inc. * (Commercial Services)	3,186	67,733
LKQ Corp. * (Distribution/Wholesale)	826	19,114
Lone Star Steakhouse & Saloon, Inc. (Retail)	1,298	35,435
Lone Star Technologies, Inc. * (Oil & Gas Services)	1,180	56,970
Longs Drug Stores Corp. (Retail)	1,888	81,260
LTC Properties, Inc. (REIT)	1,062	28,780
Lufkin Industries, Inc. (Oil & Gas Services)	1,062	64,081
Lydall, Inc. * (Miscellaneous Manufacturing)	1,062	9,632
M/I Schottenstein Homes, Inc. (Home Builders)	354	12,716
Macdermid, Inc. (Chemicals)	944	31,577
MAF Bancorp, Inc. (Savings & Loans)	1,180	50,846
MagneTek, Inc. * (Electrical Components & Equipment)	2,006	9,549
Manitowoc Co. (Machinery-Diversified)	2,006	110,088
MapInfo Corp. * (Software)	1,416	19,017
Marcus Corp. (Lodging)	1,534	38,335
MarineMax, Inc. * (Retail)	590	16,821
Massey Energy Co. (Coal)	3,540	89,385
Material Sciences Corp. * (Iron/Steel)	826	9,813
Matria Healthcare, Inc. * (Healthcare - Services)	826	23,293
Maximus, Inc. (Commercial Services)	472	13,174
Meridian Bioscience, Inc. (Healthcare - Products)	708	16,319
Mesa Air Group, Inc. * (Airlines)	1,180	10,502
Methode Electronics, Inc. - Class A (Electronics)	2,596	28,738
MGI Pharma, Inc. * (Pharmaceuticals)	2,832	53,893
Micros Systems, Inc. * (Computers)	1,180	58,623
Microsemi Corp. * (Semiconductors)	2,478	48,569
Mid-America Apartment Communities, Inc. (REIT)	1,534	97,639
Midas, Inc. * (Commercial Services)	590	12,172
Mobile Mini, Inc. * (Storage/Warehousing)	826	26,572
Monaco Coach Corp. (Home Builders)	1,888	22,543
Moog, Inc. - Class A * (Aerospace/Defense)	1,298	48,415
MTS Systems Corp. (Computers)	708	23,569
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,478	90,869
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,124	38,487
Napster, Inc. * (Software)	2,124	10,068
Nash Finch Co. (Food)	944	24,497

See accompanying notes to the Schedules of Portfolio Investments.

National Presto Industries, Inc. (Housewares)	354	21,675
NCI Building Systems, Inc. * (Building Materials)	1,416	84,748
NCO Group, Inc. * (Commercial Services)	2,242	60,444
Neenah Paper, Inc. (Forest Products & Paper)	1,062	39,113
NETGEAR, Inc. * (Telecommunications)	826	22,137
Network Equipment Technologies, Inc. * (Telecommunications)	1,652	9,334
New Century Financial Corp. (REIT)	1,652	65,056
New Jersey Resources Corp. (Gas)	944	48,956
Northwest Natural Gas Co. (Gas)	1,888	78,107
Novatel Wireless, Inc. * (Telecommunications)	1,180	9,936
NS Group, Inc. * (Metal Fabricate/Hardware)	1,062	69,412
O’Charley’s, Inc. * (Retail)	1,534	30,511
Oceaneering International, Inc. * (Oil & Gas Services)	1,416	50,962
Old Dominion Freight Line, Inc. * (Transportation)	1,062	29,375
OM Group, Inc. * (Chemicals)	1,062	60,534
Omnova Solutions, Inc. * (Chemicals)	2,832	12,404
On Assignment, Inc. * (Commercial Services)	1,180	13,393
Open Solutions, Inc. * (Software)	472	17,639
Osteotech, Inc. * (Healthcare - Products)	1,180	6,160
Owens & Minor, Inc. (Distribution/Wholesale)	2,714	85,518
Oxford Industries, Inc. (Apparel)	944	49,824
Palomar Medical Technologies, Inc. * (Healthcare - Products)	708	33,340
PAREXEL International Corp. * (Commercial Services)	1,298	38,421
Park Electrochemical Corp. (Electronics)	1,416	43,500
Parkway Properties, Inc. (REIT)	944	46,577
Paxar Corp. * (Electronics)	1,652	33,073
PC-Tel, Inc. * (Internet)	1,534	16,491
Penford Corp. (Chemicals)	590	9,588
Pep Boys-Manny, Moe & Jack (Retail)	3,776	53,544
Performance Food Group Co. * (Food)	2,360	68,605
Pericom Semiconductor Corp. * (Semiconductors)	1,770	17,010
Phillips-Van Heusen Corp. (Apparel)	2,006	91,795
Phoenix Technologies, Ltd. * (Software)	1,770	7,770
Photon Dynamics, Inc. * (Electronics)	708	8,404
Photronics, Inc. * (Semiconductors)	2,832	39,620
Piedmont Natural Gas Co., Inc. (Gas)	5,192	140,184
Pinnacle Entertainment, Inc. * (Entertainment)	3,304	99,979
Piper Jaffray * (Diversified Financial Services)	1,416	97,917
Planar Systems, Inc. * (Electronics)	1,062	12,797
Playtex Products, Inc. * (Household Products/Wares)	2,478	34,544

See accompanying notes to the Schedules of Portfolio Investments.

PolyOne Corp. * (Chemicals)	6,372	52,250
Pope & Talbot, Inc. * (Forest Products & Paper)	1,062	5,788
Presidential Life Corp. (Insurance)	1,416	33,418
ProAssurance Corp. * (Insurance)	944	45,973
Progress Software Corp. * (Software)	1,180	33,972
Prosperity Bancshares, Inc. (Banks)	472	16,374
Provident Bankshares Corp. (Banks)	2,242	81,026
PS Business Parks, Inc. (REIT)	708	46,622
Quaker Chemical Corp. (Chemicals)	708	13,473
Quanex Corp. (Metal Fabricate/Hardware)	2,596	86,992
Quiksilver, Inc. * (Apparel)	3,304	46,091
Radiant Systems, Inc. * (Computers)	1,062	11,693
Radio One, Inc. - Class D * (Media)	2,242	15,223
RadiSys Corp. * (Computers)	1,416	25,955
Ralcorp Holdings, Inc. * (Food)	590	29,176
RARE Hospitality International, Inc. * (Retail)	826	26,027
RC2 Corp. * (Toys/Games/Hobbies)	354	15,994
Red Robin Gourmet Burgers, Inc. * (Retail)	590	28,462
Regal-Beloit Corp. (Hand/Machine Tools)	2,124	105,032
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,068	61,513
RehabCare Group, Inc. * (Healthcare - Services)	590	7,587
Republic Bancorp, Inc. (Banks)	5,074	67,890
Rewards Network, Inc. * (Commercial Services)	708	4,007
RLI Corp. (Insurance)	590	31,984
Robbins & Myers, Inc. (Machinery-Diversified)	826	31,793
Rock-Tenn Co. (Forest Products & Paper)	2,124	43,839
Rogers Corp. * (Electronics)	708	49,539
RTI International Metals, Inc. * (Mining)	944	57,886
Rudolph Technologies, Inc. * (Semiconductors)	1,062	18,755
Russ Berrie & Co., Inc. * (Household Products/Wares)	826	12,522
Ryan’s Restaurant Group, Inc. * (Retail)	2,832	45,907
Ryerson, Inc. (Iron/Steel)	1,770	42,657
Safety Insurance Group, Inc. (Insurance)	944	47,209
Sanderson Farms, Inc. (Food)	472	12,522
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,596	19,756
School Specialty, Inc. * (Retail)	944	36,967
Schulman (A.), Inc. (Chemicals)	2,006	48,565
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,062	24,490
SCPIE Holdings, Inc. * (Insurance)	708	19,859
SEACOR SMIT, Inc. * (Oil & Gas Services)	826	73,910
Secure Computing Corp. * (Internet)	2,360	16,945

See accompanying notes to the Schedules of Portfolio Investments.

Selective Insurance Group, Inc. (Insurance)	1,888	104,312
Senior Housing Properties Trust (REIT)	4,366	100,112
Shaw Group, Inc. * (Engineering & Construction)	2,360	62,682
Skechers U.S.A., Inc. - Class A * (Apparel)	472	14,108
Skyline Corp. (Home Builders)	472	18,639
SkyWest, Inc. (Airlines)	1,770	47,188
Skyworks Solutions, Inc. * (Semiconductors)	10,974	72,757
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	1,416	49,787
Sonic Automotive, Inc. (Retail)	2,124	55,861
South Financial Group, Inc. (Banks)	5,192	137,745
South Jersey Industries, Inc. (Gas)	2,006	62,046
Southern Union Co. (Gas)	2,950	81,656
Southwest Gas Corp. (Gas)	2,714	97,378
Sovran Self Storage, Inc. (REIT)	1,180	69,596
Spectrum Brands, Inc. * (Household Products/Wares)	1,534	14,910
Spherion Corp. * (Commercial Services)	3,894	28,232
SPSS, Inc. * (Software)	826	22,855
Stage Stores, Inc. (Retail)	1,770	57,366
Stamps.com, Inc. * (Internet)	354	5,682
Standard Microsystems Corp. * (Semiconductors)	826	25,466
Standard Motor Products, Inc. (Auto Parts & Equipment)	826	9,152
Standard Pacific Corp. (Home Builders)	4,602	111,507
Standex International Corp. (Miscellaneous Manufacturing)	708	20,617
StarTek, Inc. (Commercial Services)	826	11,267
Steel Technologies, Inc. (Iron/Steel)	708	13,587
Stein Mart, Inc. (Retail)	944	15,453
Sterling Bancorp (Banks)	826	16,090
Sterling Bancshares, Inc. (Banks)	1,534	28,088
Sterling Financial Corp. - Spokane (Savings & Loans)	2,360	78,494
Stewart Information Services Corp. (Insurance)	1,298	48,104
Sturm, Ruger & Co., Inc. * (Miscellaneous Manufacturing)	1,534	12,778
Superior Industries International, Inc. (Auto Parts & Equipment)	1,534	25,925
Supertex, Inc. * (Semiconductors)	472	20,962
Susquehanna Bancshares, Inc. (Banks)	3,540	88,465
SWS Group, Inc. (Diversified Financial Services)	1,062	29,513
Sykes Enterprises, Inc. * (Computers)	1,298	26,336
Symmetricom, Inc. * (Telecommunications)	3,186	26,985
Technitrol, Inc. (Electronics)	2,832	71,423
Teledyne Technologies, Inc. * (Aerospace/Defense)	944	39,384
Tetra Tech, Inc. * (Environmental Control)	2,006	36,469

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc. * (Oil & Gas Services)	2,596	67,236
Texas Industries, Inc. (Building Materials)	1,652	102,589
The Cato Corp. - Class A (Retail)	2,124	48,618
The Finish Line, Inc. - Class A (Retail)	1,416	18,351
The Great Atlantic & Pacific Tea Co., Inc. (Food)	1,298	35,916
The Gymboree Corp. * (Apparel)	1,416	65,787
The Hain Celestial Group, Inc. * (Food)	2,596	73,285
The Men’s Wearhouse, Inc. (Retail)	2,124	84,641
The Standard Register Co. (Household Products/Wares)	826	11,176
The Steak n Shake Co. * (Retail)	826	15,355
The Stride Rite Corp. (Apparel)	2,478	36,551
Theragenics Corp. * (Pharmaceuticals)	2,242	7,040
THQ, Inc. * (Software)	4,366	131,285
Tollgrade Communications, Inc. * (Telecommunications)	944	7,750
Toro Co. (Housewares)	944	40,743
TradeStation Group, Inc. * (Diversified Financial Services)	826	12,927
Tredegar Corp. (Miscellaneous Manufacturing)	1,888	32,927
TreeHouse Foods, Inc. * (Food)	944	23,940
Triarc Cos., Inc. (Retail)	1,652	27,737
Trimble Navigation, Ltd. * (Electronics)	1,416	65,448
Triumph Group, Inc. (Aerospace/Defense)	1,062	51,135
Tronox, Inc. - Class B (Chemicals)	2,832	37,043
TrustCo Bank Corp. NY (Banks)	5,192	57,372
Tuesday Morning Corp. (Retail)	826	13,629
UGI Corp. (Gas)	7,198	190,747
UIL Holdings Corp. (Electric)	1,534	60,977
Ultratech Stepper, Inc. * (Semiconductors)	1,062	15,176
Umpqua Holdings Corp. (Banks)	1,652	46,652
Unisource Energy Corp. (Electric)	2,360	83,969
United Bankshares, Inc. (Banks)	2,478	94,635
United Fire & Casualty Co. (Insurance)	826	29,224
United Natural Foods, Inc. * (Food)	1,062	37,064
United Online, Inc. (Internet)	2,478	33,502
United Stationers, Inc. * (Distribution/Wholesale)	2,124	101,421
Universal Forest Products, Inc. (Building Materials)	590	26,774
Universal Technical Institute, Inc. * (Commercial Services)	826	16,503
URS Corp. * (Engineering & Construction)	1,652	66,757
Valmont Industries, Inc. (Metal Fabricate/Hardware)	708	39,506
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,888	68,893
Veeco Instruments, Inc. * (Semiconductors)	1,298	24,260
Veritas DGC, Inc. * (Oil & Gas Services)	2,478	178,442

See accompanying notes to the Schedules of Portfolio Investments.

Viad Corp. (Commercial Services)	1,534	56,681
ViaSat, Inc. * (Telecommunications)	590	16,013
Viasys Healthcare, Inc. * (Healthcare - Products)	1,416	40,568
Vicor Corp. (Electrical Components & Equipment)	826	9,829
Vital Signs, Inc. (Healthcare - Products)	236	13,301
Volt Information Sciences, Inc. * (Commercial Services)	590	23,305
Wabash National Corp. (Auto Manufacturers)	2,124	29,800
Watsco, Inc. (Distribution/Wholesale)	944	47,011
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	944	42,622
Watts Industries, Inc. - Class A (Electronics)	1,770	65,879
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,540	48,003
WD-40 Co. (Household Products/Wares)	472	16,043
Wellman, Inc. (Chemicals)	1,180	4,449
Whitney Holding Corp. (Banks)	4,484	146,448
WMS Industries, Inc. * (Leisure Time)	944	33,352
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	1,062	3,048
Wolverine World Wide, Inc. (Apparel)	2,006	56,890
Woodward Governor Co. (Electronics)	1,298	46,352
X-Rite, Inc. (Electronics)	826	9,342
Zale Corp. * (Retail)	3,304	95,288
Zenith National Insurance Corp. (Insurance)	1,062	49,404

TOTAL COMMON STOCKS (Cost $15,636,450)		20,442,010

	Principal Amount
Repurchase Agreements (1.2%)
UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $246,036 (Collateralized by $243,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $251,597)	$246,000	246,000

TOTAL REPURCHASE AGREEMENTS (Cost $246,000)		246,000

TOTAL INVESTMENT SECURITIES (Cost $15,882,450) - 100.7% of net assets		$20,688,010

Percentages indicated are based on net assets of $20,537,188.

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $153,820)	2	$10,813

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	2.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	6.6%
Biotechnology	0.7%
Building Materials	1.9%
Chemicals	2.3%
Coal	0.4%
Commercial Services	4.3%
Computers	1.2%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.0%
Electric	2.8%
Electrical Components & Equipment	1.1%
Electronics	4.9%
Engineering & Construction	1.4%
Entertainment	0.5%
Environmental Control	0.7%
Food	3.2%
Forest Products & Paper	1.2%
Gas	5.6%
Hand/Machine Tools	0.8%
Healthcare-Products	1.8%
Healthcare-Services	0.6%
Home Builders	1.2%
Home Furnishings	0.5%
Household Products/Wares	0.6%
Housewares	0.4%
Insurance	3.2%
Internet	0.7%
Iron/Steel	2.0%
Leisure Time	0.4%
Lodging	0.5%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	2.9%
Media	0.1%
Metal Fabricate/Hardware	2.0%
Mining	0.9%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	2.7%
Packaging & Containers	0.1%
Pharmaceuticals	0.5%
Real Estate Investment Trust	6.5%
Retail	7.0%
Saving & Loans	2.1%
Semiconductors	3.3%
Software	2.6%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.4%
Water	0.2%
Other**	1.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Growth ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.4%)
4Kids Entertainment, Inc. * (Media)	552	$10,030
A.S.V., Inc. * (Auto Manufacturers)	1,472	21,506
Aaron Rents, Inc. (Commercial Services)	1,656	41,201
Administaff, Inc. (Commercial Services)	736	25,355
ADVO, Inc. (Advertising)	2,576	75,631
Aeroflex, Inc. * (Telecommunications)	2,392	25,834
Albany International Corp. - Class A (Machinery-Diversified)	920	30,921
Alpharma, Inc. - Class A (Pharmaceuticals)	1,104	24,365
Altiris, Inc. * (Software)	1,288	28,993
AMCOL International Corp. (Mining)	920	24,205
Amedisys, Inc. * (Healthcare - Services)	1,288	52,254
American Medical Systems Holdings, Inc. * (Healthcare - Products)	5,704	101,588
AMERIGROUP Corp. * (Healthcare - Services)	4,232	126,791
AMN Healthcare Services, Inc. * (Commercial Services)	2,576	65,147
AmSurg Corp. * (Healthcare - Services)	2,392	50,280
Analogic Corp. (Electronics)	552	30,807
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	736	21,373
ANSYS, Inc. * (Software)	3,128	143,888
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,104	60,621
Arbitron, Inc. (Commercial Services)	2,392	100,464
Arctic Cat, Inc. (Leisure Time)	552	9,886
Armor Holdings, Inc. * (Aerospace/Defense)	1,104	56,812
ArQule, Inc. * (Biotechnology)	1,288	5,178
ArthroCare Corp. * (Healthcare - Products)	2,208	89,225
ATMI, Inc. * (Semiconductors)	1,104	34,986
Atwood Oceanics, Inc. * (Oil & Gas)	1,104	51,005
Avid Technology, Inc. * (Software)	1,288	46,523
Aztar Corp. * (Lodging)	1,656	88,712
Bank Mutual Corp. (Banks)	1,656	20,071
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	1,840	24,104
Bankrate, Inc. * (Commercial Services)	920	29,394
BankUnited Financial Corp. - Class A (Savings & Loans)	1,104	29,775
Bel Fuse, Inc. - Class B (Electronics)	368	13,108
Biolase Technology, Inc. * (Healthcare - Products)	1,840	11,960
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,472	67,609
Black Box Corp. (Telecommunications)	552	24,614

See accompanying notes to the Schedules of Portfolio Investments.

Blue Coat Systems, Inc. * (Internet)	552	12,310
Boston Private Financial Holdings, Inc. (Banks)	1,656	45,772
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	1,288	22,411
Brady Corp. - Class A (Electronics)	1,656	61,272
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,024	77,762
Bristow Group, Inc. * (Transportation)	736	24,435
Building Materials Holding Corp. (Distribution/Wholesale)	1,104	28,770
Cabot Microelectronics Corp. * (Chemicals)	2,024	57,785
Cabot Oil & Gas Corp. (Oil & Gas)	4,048	214,180
CACI International, Inc. - Class A * (Computers)	2,576	148,224
CARBO Ceramics, Inc. (Oil & Gas Services)	1,656	55,807
Carreker Corp. * (Computers)	736	5,388
Cash America International, Inc. (Retail)	920	38,024
Catapult Communications Corp. * (Computers)	552	4,819
CEC Entertainment, Inc. * (Retail)	2,760	95,137
Centene Corp. * (Healthcare - Services)	3,496	82,471
Central Pacific Financial Corp. (Banks)	1,104	40,616
Ceradyne, Inc. * (Miscellaneous Manufacturing)	2,208	91,080
Cerner Corp. * (Software)	5,152	248,894
Champion Enterprises, Inc. * (Home Builders)	2,024	18,742
Checkpoint Systems, Inc. * (Electronics)	1,288	23,454
Christopher & Banks Corp. (Retail)	2,944	79,459
Cimarex Energy Co. (Oil & Gas)	6,808	245,224
Clarcor, Inc. (Miscellaneous Manufacturing)	1,840	59,947
Cleveland-Cliffs, Inc. (Iron/Steel)	1,840	77,814
CNS, Inc. (Household Products/Wares)	1,104	40,903
Cognex Corp. (Machinery-Diversified)	1,472	33,900
Cohu, Inc. (Semiconductors)	552	10,919
Coinstar, Inc. * (Commercial Services)	2,208	67,079
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	920	38,511
Comtech Telecommunications Corp. * (Telecommunications)	1,656	59,035
CONMED Corp. * (Healthcareb - Products)	920	20,415
Connetics Corp. * (Pharmaceuticals)	2,760	47,030
Cooper Cos., Inc. (Healthcare - Products)	3,680	212,079
Cost Plus, Inc. * (Retail)	920	10,994
Crocs, Inc. * (Apparel)	1,472	58,321
Cross Country Healthcare, Inc. * (Commercial Services)	1,104	21,373

See accompanying notes to the Schedules of Portfolio Investments.

CryoLife, Inc. * (Biotechnology)	736	4,387
Curtiss-Wright Corp. (Aerospace/Defense)	3,496	118,304
Cyberonics, Inc. * (Healthcare - Products)	1,104	19,905
Cymer, Inc. * (Electronics)	1,472	68,198
Daktronics, Inc. (Electronics)	2,576	61,077
Deckers Outdoor Corp. * (Apparel)	368	19,567
Delta & Pine Land Co. (Agriculture)	2,944	119,261
Deltic Timber Corp. (Forest Products & Paper)	368	18,735
Dendrite International, Inc. * (Software)	3,496	36,533
Digital Insight Corp. * (Internet)	2,760	84,953
Digitas, Inc. * (Internet)	2,944	31,089
Dime Community Bancshares, Inc. (Savings & Loans)	1,104	15,401
Diodes, Inc. * (Semiconductors)	1,288	56,724
Dionex Corp. * (Electronics)	1,656	90,087
DJO, Inc. * (Healthcare - Products)	736	29,609
Downey Financial Corp. (Savings & Loans)	920	63,369
Dress Barn, Inc. * (Retail)	2,024	43,961
Drew Industries, Inc. * (Building Materials)	368	9,991
Drill-Quip, Inc. * (Oil & Gas Services)	736	28,984
DSP Group, Inc. * (Semiconductors)	1,472	31,972
East-West Bancorp, Inc. (Banks)	4,968	181,382
EDO Corp. (Aerospace/Defense)	736	17,598
eFunds Corp. * (Software)	3,864	95,827
ElkCorp (Building Materials)	736	18,488
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	1,656	52,992
Enzo Biochem, Inc. * (Biotechnology)	1,288	18,418
Epicor Software Corp. * (Software)	1,656	23,234
EPIQ Systems, Inc. * (Software)	1,104	16,869
Essex Property Trust, Inc. (REIT)	736	98,094
Ethan Allen Interiors, Inc. (Home Furnishings)	1,104	39,324
FactSet Research Systems, Inc. (Computers)	2,760	140,484
FEI Co. * (Electronics)	1,104	25,237
Fidelity Bankshares, Inc. (Savings & Loans)	1,104	43,807
Financial Federal Corp. (Diversified Financial Services)	1,472	40,509
First Indiana Corp. (Banks)	368	9,391
First Midwest Bancorp, Inc. (Banks)	1,656	62,978
First Republic Bank (Banks)	920	35,825
FirstFed Financial Corp. * (Savings & Loans)	736	45,463
Flagstar Bancorp, Inc. (Savings & Loans)	2,944	44,248
FLIR Systems, Inc. * (Electronics)	5,704	182,187
Forward Air Corp. (Transportation)	2,576	83,643
Fossil, Inc. * (Household Products/Wares)	3,864	84,390
Franklin Bank Corp. Houston * (Savings & Loans)	552	11,156
Fremont General Corp. (Banks)	5,336	77,532
Frontier Oil Corp. (Oil & Gas)	9,200	270,479

See accompanying notes to the Schedules of Portfolio Investments.

G & K Services, Inc. (Textiles)	736	28,049
Gardner Denver, Inc. * (Machinery-Diversified)	1,840	62,542
GenCorp, Inc. * (Aerospace/Defense)	4,600	60,260
General Communication, Inc. - Class A * (Telecommunications)	2,392	31,359
Genesco, Inc. * (Retail)	1,840	69,129
Gevity HR, Inc. (Commercial Services)	552	12,475
Glacier Bancorp, Inc. (Banks)	1,472	51,402
Global Imaging Systems, Inc. * (Office/Business Equipment)	2,576	56,080
Global Payments, Inc. (Software)	5,520	241,279
Greatbatch, Inc. * (Electrical Components & Equipment)	1,840	41,382
Guitar Center, Inc. * (Retail)	2,208	95,761
Haemonetics Corp. * (Healthcare - Products)	1,288	58,733
Hanmi Financial Corp. (Banks)	2,024	43,253
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,104	50,133
Harland (John H.) Co. (Household Products/Wares)	1,472	60,190
Harmonic, Inc. * (Telecommunications)	1,840	14,922
Headwaters, Inc. * (Energy - Alternate Sources)	3,496	86,526
Healthcare Services Group, Inc. (Commercial Services)	920	25,006
Healthways, Inc. * (Healthcare - Services)	2,760	116,886
Heartland Express, Inc. (Transportation)	4,968	81,127
Heidrick & Struggles International, Inc. * (Commercial Services)	552	22,560
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	7,176	231,785
Hibbett Sporting Goods, Inc. * (Retail)	2,944	86,083
Hilb, Rogal, & Hobbs Co. (Insurance)	2,944	117,524
Hologic, Inc. * (Healthcare - Products)	1,840	88,596
Hot Topic, Inc. * (Retail)	3,680	37,205
Hydril * (Oil & Gas Services)	1,656	99,443
Hyperion Solutions Corp. * (Software)	2,576	96,342
ICU Medical, Inc. * (Healthcare - Products)	1,104	46,644
IDEX Corp. (Machinery-Diversified)	2,024	94,926
IDEXX Laboratories, Inc. * (Healthcare - Products)	2,576	214,350
IHOP Corp. (Retail)	552	28,798
Immucor, Inc. * (Healthcare - Products)	5,520	151,966
Independent Bank Corp. - Michigan (Banks)	920	21,988
Infospace, Inc. * (Internet)	1,104	22,312
Inland Real Estate Corp. (REIT)	3,496	65,340
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	920	21,500
Integra LifeSciences Holdings * (Biotechnology)	1,472	54,361
Inter-Tel, Inc. (Software)	736	15,228

See accompanying notes to the Schedules of Portfolio Investments.

Intermagnetics General Corp. * (Electrical Components & Equipment)	2,024	55,356
Invacare Corp. (Healthcare - Products)	1,288	28,117
inVentiv Health, Inc. * (Advertising)	736	21,050
Investment Technology Group, Inc. * (Diversified Financial Services)	3,496	163,263
Irwin Financial Corp. (Banks)	736	16,317
Itron, Inc. * (Electronics)	1,104	60,102
J & J Snack Foods Corp. (Food)	552	18,442
j2 Global Communications, Inc. * (Internet)	4,048	111,077
Jack in the Box, Inc. * (Retail)	1,840	103,242
JDA Software Group, Inc. * (Software)	1,104	16,240
JLG Industries, Inc. (Machinery - Construction & Mining)	3,864	106,840
Jos. A. Bank Clothiers, Inc. * (Retail)	1,104	32,778
K-Swiss, Inc. - Class A (Apparel)	2,208	77,986
Kendle International, Inc. * (Commercial Services)	368	12,740
Kensey Nash Corp. * (Healthcare - Products)	736	22,382
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	736	28,307
Kilroy Realty Corp. (REIT)	920	69,304
Kirby Corp. * (Transportation)	2,576	90,237
Knight Transportation, Inc. (Transportation)	4,784	87,164
Komag, Inc. * (Computers)	2,576	98,532
Kopin Corp. * (Semiconductors)	2,760	9,853
Kronos, Inc. * (Computers)	2,576	87,326
Labor Ready, Inc. * (Commercial Services)	2,208	38,662
Landry’s Restaurants, Inc. (Retail)	736	21,565
Landstar System, Inc. (Transportation)	4,784	222,170
LCA-Vision, Inc. (Healthcare - Products)	920	32,320
Lindsay Manufacturing Co. (Machinery-Diversified)	368	12,104
Littelfuse, Inc. * (Electrical Components & Equipment)	736	24,921
Live Nation, Inc. * (Commercial Services)	1,472	31,295
LKQ Corp. * (Distribution/Wholesale)	2,760	63,866
LoJack Corp. * (Electronics)	1,472	29,381
Lone Star Technologies, Inc. * (Oil & Gas Services)	1,104	53,301
LTC Properties, Inc. (REIT)	368	9,973
M/I Schottenstein Homes, Inc. (Home Builders)	552	19,828
Macdermid, Inc. (Chemicals)	920	30,774
MAF Bancorp, Inc. (Savings & Loans)	920	39,643
Manhattan Associates, Inc. * (Computers)	2,208	65,202
Manitowoc Co. (Machinery-Diversified)	2,576	141,370
ManTech International Corp. - Class A * (Software)	1,472	50,136
MarineMax, Inc. * (Retail)	736	20,983
Massey Energy Co. (Coal)	2,576	65,044

See accompanying notes to the Schedules of Portfolio Investments.

Matria Healthcare, Inc. * (Healthcare - Services)	736	20,755
Maximus, Inc. (Commercial Services)	920	25,677
Mentor Corp. (Healthcare - Products)	3,128	146,390
Mercury Computer Systems, Inc. * (Computers)	1,656	20,402
Meridian Bioscience, Inc. (Healthcare - Products)	920	21,206
Merit Medical Systems, Inc. * (Healthcare - Products)	2,208	34,908
Meritage Homes Corp. * (Home Builders)	1,840	84,235
Mesa Air Group, Inc. * (Airlines)	1,472	13,101
MGI Pharma, Inc. * (Pharmaceuticals)	3,128	59,526
Micros Systems, Inc. * (Computers)	1,840	91,411
Microsemi Corp. * (Semiconductors)	2,760	54,096
Midas, Inc. * (Commercial Services)	368	7,592
MIVA, Inc. * (Internet)	2,392	7,630
Mobile Mini, Inc. * (Storage/Warehousing)	1,840	59,193
Moog, Inc. - Class A * (Aerospace/Defense)	1,472	54,906
MTS Systems Corp. (Computers)	736	24,501
Multimedia Games, Inc. * (Leisure Time)	2,208	20,733
Napster, Inc. * (Software)	1,104	5,233
Nara Bancorp, Inc. (Banks)	1,656	31,464
NBTY, Inc. * (Pharmaceuticals)	4,600	127,972
Neoware, Inc. * (Software)	1,656	19,822
NETGEAR, Inc. * (Telecommunications)	1,656	44,381
New Century Financial Corp. (REIT)	2,576	101,442
New Jersey Resources Corp. (Gas)	1,104	57,253
Novatel Wireless, Inc. * (Telecommunications)	1,104	9,296
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	2,024	44,953
NS Group, Inc. * (Metal Fabricate/Hardware)	552	36,078
NVR, Inc. * (Home Builders)	368	206,632
Oceaneering International, Inc. * (Oil & Gas Services)	2,576	92,710
Odyssey Healthcare, Inc. * (Healthcare - Services)	2,760	36,570
Old Dominion Freight Line, Inc. * (Transportation)	1,104	30,537
OM Group, Inc. * (Chemicals)	1,104	62,928
On Assignment, Inc. * (Commercial Services)	736	8,354
Open Solutions, Inc. * (Software)	1,104	41,256
P.F. Chang’s China Bistro, Inc. * (Retail)	2,208	92,339
Palomar Medical Technologies, Inc. * (Healthcare - Products)	552	25,994
Panera Bread Co. - Class A * (Retail)	2,576	159,198
Papa John’s International, Inc. * (Retail)	1,840	67,528
PAREXEL International Corp. * (Commercial Services)	736	21,786
Paxar Corp. * (Electronics)	1,104	22,102

Pediatrix Medical Group, Inc. * (Healthcare - Services)	4,048	181,876
Peet’s Coffee & Tea, Inc. * (Beverages)	1,104	29,532
Penn Virginia Corp. (Oil & Gas)	1,472	105,322
Per-Se Technologies, Inc. * (Software)	2,760	67,565
PetMed Express, Inc. * (Pharmaceuticals)	2,024	25,300
Petroleum Development * (Oil & Gas)	1,288	59,441
Pharmanet Development Group, Inc. * (Commercial Services)	1,472	27,526
Philadelphia Consolidated Holding Corp. * (Insurance)	4,600	179,952
Phillips-Van Heusen Corp. (Apparel)	1,472	67,359
Photon Dynamics, Inc. * (Electronics)	552	6,552
Playtex Products, Inc. * (Household Products/Wares)	2,208	30,780
Polaris Industries, Inc. (Leisure Time)	3,312	141,820
PolyMedica Corp. (Healthcare - Products)	1,840	76,452
Pool Corp. (Distribution/Wholesale)	4,416	180,969
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	1,288	60,047
Possis Medical, Inc. * (Healthcare - Products)	1,472	16,074
PrivateBancorp, Inc. (Banks)	1,472	60,455
ProAssurance Corp. * (Insurance)	1,288	62,726
Progress Software Corp. * (Software)	2,024	58,271
Prosperity Bancshares, Inc. (Banks)	1,472	51,064
PS Business Parks, Inc. (REIT)	368	24,233
Quality Systems, Inc. (Software)	1,288	54,663
Quiksilver, Inc. * (Apparel)	5,704	79,570
Radiant Systems, Inc. * (Computers)	736	8,103
Radio One, Inc. - Class D * (Media)	3,864	26,236
Ralcorp Holdings, Inc. * (Food)	1,472	72,790
RARE Hospitality International, Inc. * (Retail)	1,840	57,978
RC2 Corp. * (Toys/Games/Hobbies)	1,288	58,192
Red Robin Gourmet Burgers, Inc. * (Retail)	552	26,628
RehabCare Group, Inc. * (Healthcare - Services)	736	9,465
Respironics, Inc. * (Healthcare - Products)	5,888	207,964
Rewards Network, Inc. * (Commercial Services)	920	5,207
RLI Corp. (Insurance)	1,104	59,848
Rogers Corp. * (Electronics)	552	38,623
RTI International Metals, Inc. * (Mining)	736	45,132
Rudolph Technologies, Inc. * (Semiconductors)	736	12,998
Sanderson Farms, Inc. (Food)	552	14,645
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,840	14,002
ScanSource, Inc. * (Distribution/Wholesale)	2,024	63,533
School Specialty, Inc. * (Retail)	736	28,822
Sciele Pharma, Inc. * (Pharmaceuticals)	2,392	52,170

See accompanying notes to the Schedules of Portfolio Investments.

SEACOR SMIT, Inc. * (Oil & Gas Services)	736	65,857
Secure Computing Corp. * (Internet)	1,656	11,890
Select Comfort Corp. * (Retail)	4,416	94,414
Shaw Group, Inc. * (Engineering & Construction)	3,864	102,628
Shuffle Master, Inc. * (Entertainment)	2,760	77,225
Sierra Health Services, Inc. * (Healthcare - Services)	4,048	138,603
Simpson Manufacturing Co., Inc. (Building Materials)	2,944	83,580
Skechers U.S.A., Inc. - Class A * (Apparel)	1,472	43,998
SkyWest, Inc. (Airlines)	3,128	83,392
Sonic Corp. * (Retail)	5,704	129,766
Sonic Solutions * (Electronics)	2,024	32,667
Southern Union Co. (Gas)	4,600	127,328
Spectrum Brands, Inc. * (Household Products/Wares)	1,288	12,519
SPSS, Inc. * (Software)	552	15,274
St. Mary Land & Exploration Co. (Oil & Gas)	4,600	171,534
Stamps.com, Inc. * (Internet)	1,288	20,672
Standard Microsystems Corp. * (Semiconductors)	736	22,691
Stein Mart, Inc. (Retail)	1,104	18,072
Sterling Bancorp (Banks)	552	10,753
Sterling Bancshares, Inc. (Banks)	2,024	37,059
Stone Energy Corp. * (Oil & Gas)	2,208	86,046
Sunrise Assisted Living, Inc. * (Healthcare - Services)	3,496	109,110
Supertex, Inc. * (Semiconductors)	368	16,343
SurModics, Inc. * (Healthcare - Products)	1,288	44,951
Swift Energy Co. * (Oil & Gas)	2,392	111,754
Sykes Enterprises, Inc. * (Computers)	552	11,200
Synaptics, Inc. * (Computers)	2,024	57,401
Take-Two Interactive Software, Inc. * (Software)	5,888	82,373
TALX Corp. (Computers)	2,576	62,648
Teledyne Technologies, Inc. * (Aerospace/Defense)	1,656	69,088
Tetra Tech, Inc. * (Environmental Control)	2,208	40,141
TETRA Technologies, Inc. * (Oil & Gas Services)	2,760	71,484
The Children’s Place Retail Stores, Inc. * (Retail)	1,840	129,150
The Finish Line, Inc. - Class A (Retail)	1,840	23,846
The Gymboree Corp. * (Apparel)	920	42,743
The Men’s Wearhouse, Inc. (Retail)	1,840	73,324
The Nautilus Group, Inc. (Leisure Time)	2,760	38,999
The Steak n Shake Co. * (Retail)	1,288	23,944
Toro Co. (Housewares)	2,392	103,239
Tractor Supply Co. * (Retail)	2,760	133,639
TradeStation Group, Inc. * (Diversified Financial Services)	920	14,398
TreeHouse Foods, Inc. * (Food)	1,472	37,330

See accompanying notes to the Schedules of Portfolio Investments.

Triarc Cos., Inc. (Retail)	3,128	52,519
Trimble Navigation, Ltd. * (Electronics)	2,760	127,568
Tuesday Morning Corp. (Retail)	1,104	18,216
Tween Brands, Inc. * (Retail)	2,760	115,423
UCBH Holdings, Inc. (Banks)	7,728	132,458
Ultratech Stepper, Inc. * (Semiconductors)	736	10,517
Umpqua Holdings Corp. (Banks)	2,760	77,942
Unit Corp. * (Oil & Gas)	3,864	179,251
United Fire & Casualty Co. (Insurance)	552	19,530
United Natural Foods, Inc. * (Food)	2,208	77,059
United Online, Inc. (Internet)	2,392	32,340
United Surgical Partners International, Inc. * (Healthcare - Services)	3,680	91,338
Universal Forest Products, Inc. (Building Materials)	736	33,400
Universal Technical Institute, Inc. * (Commercial Services)	920	18,382
URS Corp. * (Engineering & Construction)	1,656	66,919
USANA Health Sciences, Inc. * (Pharmaceuticals)	736	33,061
Valmont Industries, Inc. (Metal Fabricate/Hardware)	552	30,802
Varian Semiconductor Equipment
Associates, Inc. * (Semiconductors)	2,392	87,283
Veeco Instruments, Inc. * (Semiconductors)	736	13,756
Vertrue, Inc. * (Commercial Services)	736	33,098
ViaSat, Inc. * (Telecommunications)	1,104	29,963
Viasys Healthcare, Inc. * (Healthcare - Products)	920	26,358
Vicor Corp. (Electrical Components & Equipment)	552	6,569
Vital Signs, Inc. (Healthcare - Products)	184	10,370
W-H Energy Services, Inc. * (Oil & Gas Services)	2,392	112,017
Waste Connections, Inc. * (Environmental Control)	3,680	149,740
Watsco, Inc. (Distribution/Wholesale)	920	45,816
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,392	107,999
WD-40 Co. (Household Products/Wares)	736	25,017
WebEx Communications, Inc. * (Internet)	2,944	113,196
Websense, Inc. * (Internet)	3,864	105,758
Wilshire Bancorp, Inc. (Banks)	1,288	25,477
Winnebago Industries, Inc. (Home Builders)	2,576	85,755
Wintrust Financial Corp. (Banks)	2,024	97,678
WMS Industries, Inc. * (Leisure Time)	736	26,003
Wolverine World Wide, Inc. (Apparel)	2,024	57,401
Woodward Governor Co. (Electronics)	920	32,853
World Acceptance Corp. * (Diversified Financial Services)	1,472	73,585
World Fuel Services Corp. (Retail)	2,208	94,988

See accompanying notes to the Schedules of Portfolio Investments.

X-Rite, Inc. (Electronics)	552	6,243
Zenith National Insurance Corp. (Insurance)	1,656	77,037

TOTAL COMMON STOCKS (Cost $17,245,472)		21,694,605

	Principal Amount
Repurchase Agreements (1.0%)
UBS, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $224,032 (Collateralized by $221,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $228,819)	$224,000	224,000

TOTAL REPURCHASE AGREEMENTS (Cost $224,000)		224,000

TOTAL INVESTMENT SECURITIES (Cost $17,469,472) - 100.4% of net assets		$21,918,605

Percentages indicated are based on net assets of $21,833,178.

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $153,820)	2	$10,813

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.4%
Aerospace/Defense	1.7%
Agriculture	0.5%
Airlines	0.4%
Apparel	2.0%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	5.2%
Beverages	0.1%
Biotechnology	0.4%
Building Materials	0.7%
Chemicals	0.7%
Coal	0.3%
Commercial Services	3.8%
Computers	3.8%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.6%
Electrical Components & Equipment	0.6%
Electronics	4.2%
Energy – Alternate Sources	0.4%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.9%
Food	1.0%
Forest Products & Paper	0.1%
Gas	0.8%
Healthcare-Products	8.3%
Healthcare-Services	4.7%
Home Builders	1.9%
Home Furnishings	0.2%
Household Products/Wares	1.2%
Housewares	0.5%
Insurance	2.4%
Internet	2.5%

See accompanying notes to the Schedules of Portfolio Investments.

Iron/Steel	0.4%
Leisure Time	1.1%
Lodging	0.4%
Machinery–Construction & Mining	0.5%
Machinery-Diversified	1.7%
Media	0.2%
Metal Fabricate/Hardware	0.3%
Mining	0.3%
Miscellaneous Manufacturing	1.2%
Office/Business Equipment	0.3%
Oil & Gas	6.8%
Oil & Gas Services	3.7%
Pharmaceuticals	2.0%
Real Estate Investment Trust	1.7%
Retail	9.5%
Savings & Loans	1.8%
Semiconductors	1.7%
Software	6.4%
Storage/Warehousing	0.3%
Telecommunications	1.3%
Textiles	0.1%
Toys/Games/Hobbies	0.3%
Transportation	2.8%
Other**	1.0%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (99.7%)
Alcatel SA (Telecommunications)	26,180	$332,486
Alcon, Inc. (Healthcare - Products)	4,080	432,806
Anglo American PLC (Mining)	18,700	424,116
ASM Lithography Holding NV * (Semiconductors)	15,130	345,569
AstraZeneca PLC (Pharmaceuticals)	11,560	678,572
Autoliv, Inc. (Auto Parts & Equipment)	5,440	309,373
BP Amoco PLC (Oil & Gas)	17,000	1,140,700
Business Objects SA * (Software)	9,350	346,324
DaimlerChrysler AG (Auto Manufacturers)	9,180	522,617
Diageo PLC (Beverages)	6,970	519,056
Elan Corp. PLC * (Pharmaceuticals)	21,760	315,085
GlaxoSmithKline PLC (Pharmaceuticals)	16,490	878,093
HSBC Holdings PLC (Banks)	11,900	1,136,093
Koninklijke (Royal) Phillips Electronics NV (Electronics)	13,770	479,609
Mittal Steel Co. NV - Class A (Iron/Steel)	10,030	428,783
Nokia OYJ (Telecommunications)	28,390	564,393
Novartis AG (Pharmaceuticals)	15,810	960,140
Rio Tinto PLC (Mining)	2,210	489,272
Royal Dutch Shell PLC - Class A (Oil & Gas)	11,900	828,478
Sanofi-Aventis (Pharmaceuticals)	16,830	718,473
SAP AG (Software)	10,200	506,328
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	6,970	382,305
Siemens AG (Miscellaneous Manufacturing)	6,630	595,440
Telefonaktiebolaget LM Ericsson (Telecommunications)	14,620	552,928
Tenaris SA (Iron/Steel)	9,180	354,256
Total Fina SA (Oil & Gas)	13,600	926,704
UBS AG (Diversified Financial Services)	13,260	793,478
Unilever NV (Food)	18,870	456,654
Vodafone Group PLC (Telecommunications)	31,525	814,922
Willis Group Holdings, Ltd. (Insurance)	9,350	355,581

TOTAL COMMON STOCKS (Cost $13,600,190)		17,588,634

TOTAL INVESTMENT SECURITIES (Cost $13,600,190) - 99.7% of net assets		$17,588,634

Percentages indicated are based on net assets of $17,636,423.

As of October 31, 2006, all securities in this portfolio were traded on U.S. Exchanges.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Auto Manufacturers	3.0%
Auto Parts & Equipment	1.8%
Banks	6.4%
Beverages	2.9%
Diversified Financial Services	4.5%
Electronics	2.7%
Food	2.6%
Healthcare-Products	2.5%
Insurance	2.0%
Iron/Steel	4.4%
Mining	5.2%
Miscellaneous Manufacturing	3.4%
Oil & Gas	16.4%
Pharmaceuticals	22.3%
Semiconductors	2.0%
Software	4.8%
Telecommunications	12.8%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of October 31, 2006:

Finland	3.2%
France	13.2%
Germany	9.2%
Ireland	1.8%
Luxembourg	2.0%
Netherlands	14.4%
Sweden	4.9%
Switzerland	12.4%
United Kingdom	38.6%

See accompanying notes to the Schedules of Portfolio Investments.

UltraBull ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (86.9%)
3M Co. (Miscellaneous Manufacturing)	12,015	$947,263
Abbott Laboratories (Pharmaceuticals)	24,386	1,158,579
ACE, Ltd. (Insurance)	5,162	295,525
ADC Telecommunications, Inc. * (Telecommunications)	1,869	26,745
Adobe Systems, Inc. * (Software)	9,256	354,042
Advanced Micro Devices, Inc. * (Semiconductors)	7,743	164,694
Aetna, Inc. (Healthcare - Services)	8,722	359,521
Affiliated Computer Services, Inc. - Class A * (Computers)	1,869	99,954
AFLAC, Inc. (Insurance)	7,921	355,811
Agilent Technologies, Inc. * (Electronics)	6,497	231,293
Air Products & Chemicals, Inc. (Chemicals)	3,471	241,825
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,246	63,309
Alcoa, Inc. (Mining)	13,795	398,814
Allegheny Energy, Inc. * (Electric)	2,581	111,060
Allegheny Technologies, Inc. (Iron/Steel)	1,602	126,125
Allergan, Inc. (Pharmaceuticals)	2,403	277,547
Allied Waste Industries, Inc. * (Environmental Control)	4,005	48,661
Allstate Corp. (Insurance)	10,057	617,098
Alltel Corp. (Telecommunications)	6,230	332,121
Altera Corp. * (Semiconductors)	5,696	105,034
Altria Group, Inc. (Agriculture)	33,375	2,714,389
Amazon.com, Inc. * (Internet)	4,984	189,841
Ambac Financial Group, Inc. (Insurance)	1,691	141,182
Ameren Corp. (Electric)	3,293	178,151
American Electric Power, Inc. (Electric)	6,319	261,796
American Express Co. (Diversified Financial Services)	19,402	1,121,630
American International Group, Inc. (Insurance)	41,474	2,785,808
American Power Conversion Corp. (Electrical Components & Equipment)	2,670	80,714
American Standard Cos. (Building Materials)	2,759	122,196
Ameriprise Financial, Inc. (Diversified Financial Services)	3,916	201,674
AmerisourceBergen Corp. (Pharmaceuticals)	3,204	151,229
Amgen, Inc. * (Biotechnology)	18,690	1,418,758
AmSouth Bancorp (Banks)	5,429	164,064
Anadarko Petroleum Corp. (Oil & Gas)	7,298	338,773
Analog Devices, Inc. (Semiconductors)	5,607	178,415

See accompanying notes to the Schedules of Portfolio Investments.

Anheuser-Busch Cos., Inc. (Beverages)	12,282	582,412
AON Corp. (Insurance)	4,984	173,393
Apache Corp. (Oil & Gas)	5,251	342,995
Apartment Investment and Management Co. - Class A (REIT)	1,513	86,725
Apollo Group, Inc. - Class A * (Commercial Services)	2,225	82,236
Apple Computer, Inc. * (Computers)	13,528	1,096,850
Applera Corp. - Applied Biosystems Group (Electronics)	2,937	109,550
Applied Materials, Inc. (Semiconductors)	24,475	425,619
Archer-Daniels-Midland Co. (Agriculture)	10,413	400,901
Archstone-Smith Trust (REIT)	3,382	203,630
Ashland, Inc. (Chemicals)	979	57,859
AT&T, Inc. (Telecommunications)	61,944	2,121,582
Autodesk, Inc. * (Software)	3,738	137,372
Automatic Data Processing, Inc. (Software)	8,900	440,016
AutoNation, Inc. * (Retail)	2,403	48,180
AutoZone, Inc. * (Retail)	801	89,712
Avaya, Inc. * (Telecommunications)	7,298	93,487
Avery Dennison Corp. (Household Products/Wares)	1,513	95,531
Avon Products, Inc. (Cosmetics/Personal Care)	7,120	216,519
Baker Hughes, Inc. (Oil & Gas Services)	5,251	362,582
Ball Corp. (Packaging & Containers)	1,691	70,329
Bank of America Corp. (Banks)	72,179	3,888,283
Bank of New York Co., Inc. (Banks)	12,193	419,073
Bard (C.R.), Inc. (Healthcare - Products)	1,691	138,594
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,691	88,558
Bausch & Lomb, Inc. (Healthcare - Products)	890	47,651
Baxter International, Inc. (Healthcare - Products)	10,413	478,686
BB&T Corp. (Banks)	8,544	371,835
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,958	296,343
Becton, Dickinson & Co. (Healthcare - Products)	3,916	274,237
Bed Bath & Beyond, Inc. * (Retail)	4,539	182,876
BellSouth Corp. (Telecommunications)	28,925	1,304,518
Bemis Co., Inc. (Packaging & Containers)	1,691	56,851
Best Buy Co., Inc. (Retail)	6,497	358,959
Big Lots, Inc. * (Retail)	1,780	37,522
Biogen Idec, Inc. * (Biotechnology)	5,518	262,657
Biomet, Inc. (Healthcare - Products)	3,916	148,181
BJ Services Co. (Oil & Gas Services)	4,806	144,949
Black & Decker Corp. (Hand/Machine Tools)	1,157	97,049
BMC Software, Inc. * (Software)	3,293	99,811
Boeing Co. (Aerospace/Defense)	12,638	1,009,271

See accompanying notes to the Schedules of Portfolio Investments.

Boston Properties, Inc. (REIT)	1,780	190,157
Boston Scientific Corp. * (Healthcare - Products)	18,779	298,774
Bristol-Myers Squibb Co. (Pharmaceuticals)	31,328	775,368
Broadcom Corp. - Class A * (Semiconductors)	7,476	226,299
Brown-Forman Corp. (Beverages)	1,246	89,949
Brunswick Corp. (Leisure Time)	1,513	47,660
Burlington Northern Santa Fe Corp. (Transportation)	5,785	448,511
CA, Inc. (Software)	7,031	174,088
Campbell Soup Co. (Food)	3,649	136,400
Capital One Financial Corp. (Diversified Financial Services)	4,895	388,320
Cardinal Health, Inc. (Pharmaceuticals)	6,497	425,229
Caremark Rx, Inc. (Pharmaceuticals)	6,764	332,992
Carnival Corp. (Leisure Time)	7,120	347,598
Caterpillar, Inc. (Machinery - Construction & Mining)	10,413	632,173
CBS Corp. - Class B (Media)	12,460	360,592
CenterPoint Energy, Inc. (Electric)	4,984	77,152
Centex Corp. (Home Builders)	1,869	97,749
CenturyTel, Inc. (Telecommunications)	1,869	75,209
Chesapeake Energy Corp. (Oil & Gas)	6,052	196,327
ChevronTexaco Corp. (Oil & Gas)	35,066	2,356,435
Chicago Mercantile Exchange (Diversified Financial Services)	534	267,534
Chubb Corp. (Insurance)	6,586	350,046
Ciena Corp. * (Telecommunications)	1,335	31,386
CIGNA Corp. (Insurance)	1,780	208,224
Cincinnati Financial Corp. (Insurance)	2,759	125,948
Cintas Corp. (Textiles)	2,136	88,430
Circuit City Stores, Inc. (Retail)	2,225	60,031
Cisco Systems, Inc. * (Telecommunications)	97,366	2,349,442
CIT Group, Inc. (Diversified Financial Services)	3,204	166,768
Citigroup, Inc. (Diversified Financial Services)	78,854	3,955,316
Citizens Communications Co. (Telecommunications)	5,073	74,370
Citrix Systems, Inc. * (Software)	2,937	86,730
Clear Channel Communications, Inc. (Media)	7,921	276,047
Clorox Co. (Household Products/Wares)	2,403	155,138
CMS Energy Corp. * (Electric)	3,560	53,008
Coach, Inc. * (Apparel)	5,874	232,845
Coca-Cola Co. (Beverages)	32,485	1,517,699
Coca-Cola Enterprises, Inc. (Beverages)	4,361	87,351
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,277	529,480
Comcast Corp. - Special Class A * (Media)	33,375	1,357,361
Comerica, Inc. (Banks)	2,581	150,188
Commerce Bancorp, Inc. (Banks)	2,937	102,560

See accompanying notes to the Schedules of Portfolio Investments.

Compass Bancshares, Inc. (Banks)	2,047	115,164
Computer Sciences Corp. * (Computers)	2,759	145,813
Compuware Corp. * (Software)	5,963	47,943
Comverse Technology, Inc. * (Telecommunications)	3,204	69,751
ConAgra Foods, Inc. (Food)	8,188	214,116
ConocoPhillips (Oil & Gas)	26,255	1,581,601
CONSOL Energy, Inc. (Coal)	2,937	103,940
Consolidated Edison, Inc. (Electric)	3,916	189,339
Constellation Brands, Inc. * (Beverages)	3,382	92,971
Constellation Energy Group, Inc. (Electric)	2,848	177,715
Convergys Corp. * (Commercial Services)	2,225	47,192
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,424	127,377
Corning, Inc. * (Telecommunications)	24,831	507,297
Costco Wholesale Corp. (Retail)	7,476	399,069
Countrywide Credit Industries, Inc. (Diversified Financial Services)	9,790	373,195
Coventry Health Care, Inc. * (Healthcare - Services)	2,492	116,999
CSX Corp. (Transportation)	7,031	250,796
Cummins, Inc. (Machinery-Diversified)	801	101,711
CVS Corp. (Retail)	13,083	410,545
D.R. Horton, Inc. (Home Builders)	4,361	102,178
Danaher Corp. (Miscellaneous Manufacturing)	3,738	268,276
Darden Restaurants, Inc. (Retail)	2,314	96,957
Dean Foods Co. * (Food)	2,136	89,477
Deere & Co. (Machinery-Diversified)	3,649	310,639
Dell, Inc. * (Computers)	36,223	881,306
Devon Energy Corp. (Oil & Gas)	7,031	469,952
Dillards, Inc. - Class A (Retail)	979	29,536
Dollar General Corp. (Retail)	4,984	69,926
Dominion Resources, Inc. (Electric)	5,607	454,111
Dover Corp. (Miscellaneous Manufacturing)	3,204	152,190
Dow Jones & Co., Inc. (Media)	1,068	37,476
DTE Energy Co. (Electric)	2,848	129,385
Du Pont (Chemicals)	14,685	672,574
Duke Energy Corp. (Electric)	19,936	630,776
Dynegy, Inc. - Class A * (Pipelines)	6,052	36,796
E*TRADE Financial Corp. * (Diversified Financial Services)	6,853	159,538
Eastman Chemical Co. (Chemicals)	1,335	81,328
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,539	110,752
Eaton Corp. (Miscellaneous Manufacturing)	2,403	174,049
eBay, Inc. * (Internet)	18,690	600,510
Ecolab, Inc. (Chemicals)	2,848	129,157
Edison International (Electric)	5,162	229,399
El Paso Corp. (Pipelines)	11,125	152,413
Electronic Arts, Inc. * (Software)	4,895	258,897
Electronic Data Systems Corp. (Computers)	8,277	209,656
Eli Lilly & Co. (Pharmaceuticals)	15,664	877,341

See accompanying notes to the Schedules of Portfolio Investments.

Embarq Corp. (Telecommunications)	2,403	116,185
EMC Corp. * (Computers)	36,668	449,183
Emerson Electric Co. (Electrical Components & Equipment)	6,497	548,346
Entergy Corp. (Electric)	3,293	282,638
EOG Resources, Inc. (Oil & Gas)	3,827	254,610
Equifax, Inc. (Commercial Services)	2,047	77,847
Equity Office Properties Trust (REIT)	5,607	238,298
Equity Residential Properties Trust (REIT)	4,628	252,735
Exelon Corp. (Electric)	10,680	661,947
Express Scripts, Inc. * (Pharmaceuticals)	2,225	141,777
Exxon Mobil Corp. (Oil & Gas)	94,785	6,769,546
Family Dollar Stores, Inc. (Retail)	2,403	70,768
Fannie Mae (Diversified Financial Services)	15,397	912,426
Federated Department Stores, Inc. (Retail)	8,633	379,075
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,424	48,829
FedEx Corp. (Transportation)	4,895	560,673
Fifth Third Bancorp (Banks)	8,900	354,665
First Data Corp. (Software)	12,193	295,680
First Horizon National Corp. (Banks)	1,958	76,989
FirstEnergy Corp. (Electric)	5,251	309,021
Fiserv, Inc. * (Software)	2,759	136,295
Fisher Scientific International, Inc. * (Electronics)	1,958	167,644
Fluor Corp. (Engineering & Construction)	1,424	111,684
Ford Motor Co. (Auto Manufacturers)	29,993	248,342
Forest Laboratories, Inc. * (Pharmaceuticals)	5,073	248,273
Fortune Brands, Inc. (Household Products/Wares)	2,403	184,911
FPL Group, Inc. (Electric)	6,408	326,808
Franklin Resources, Inc. (Diversified Financial Services)	2,670	304,273
Freddie Mac (Diversified Financial Services)	11,036	761,374
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,115	188,395
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	6,497	255,527
Gannett Co., Inc. (Media)	3,738	221,065
General Dynamics Corp. (Aerospace/Defense)	6,408	455,609
General Electric Co. (Miscellaneous Manufacturing)	164,561	5,777,736
General Mills, Inc. (Food)	5,607	318,590
General Motors Corp. (Auto Manufacturers)	8,989	313,896
Genuine Parts Co. (Distribution/Wholesale)	2,759	125,590
Genworth Financial, Inc. - Class A (Diversified Financial Services)	7,298	244,045
Genzyme Corp. * (Biotechnology)	4,183	282,394
Gilead Sciences, Inc. * (Pharmaceuticals)	7,298	502,832

See accompanying notes to the Schedules of Portfolio Investments.

Goodrich Corp. (Aerospace/Defense)	1,958	86,328
Google, Inc. - Class A * (Internet)	3,382	1,611,150
H & R Block, Inc. (Commercial Services)	5,162	112,841
Halliburton Co. (Oil & Gas Services)	16,465	532,643
Harley-Davidson, Inc. (Leisure Time)	4,183	287,079
Harman International Industries, Inc. (Home Furnishings)	1,068	109,310
Harrah’s Entertainment, Inc. (Lodging)	2,937	218,307
Hartford Financial Services Group, Inc. (Insurance)	4,806	418,939
Hasbro, Inc. (Toys/Games/Hobbies)	2,581	66,900
HCA, Inc. (Healthcare - Services)	6,764	341,717
Health Management Associates, Inc. - Class A (Healthcare - Services)	3,827	75,392
Heinz (H.J.) Co. (Food)	5,251	221,382
Hercules, Inc. * (Chemicals)	1,780	32,396
Hess Corp. (Oil & Gas)	3,827	162,265
Hewlett-Packard Co. (Computers)	43,699	1,692,899
Hilton Hotels Corp. (Lodging)	6,141	177,598
Home Depot, Inc. (Retail)	32,930	1,229,277
Honeywell International, Inc. (Miscellaneous Manufacturing)	13,083	551,056
Hospira, Inc. * (Pharmaceuticals)	2,492	90,584
Humana, Inc. * (Healthcare - Services)	2,670	160,200
Huntington Bancshares, Inc. (Banks)	3,827	93,417
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,675	319,933
IMS Health, Inc. (Software)	3,204	89,231
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	5,162	189,497
Intel Corp. (Semiconductors)	91,937	1,961,935
International Business Machines Corp. (Computers)	24,297	2,243,341
International Flavors & Fragrances, Inc. (Chemicals)	1,246	52,930
International Game Technology (Entertainment)	5,429	230,787
International Paper Co. (Forest Products & Paper)	7,832	261,198
Interpublic Group of Cos., Inc. * (Advertising)	7,031	76,708
Intuit, Inc. * (Software)	5,429	191,644
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,937	159,743
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,560	267,819
J.P. Morgan Chase & Co. (Diversified Financial Services)	55,358	2,626,184
Jabil Circuit, Inc. (Electronics)	2,937	84,321
Janus Capital Group, Inc. (Diversified Financial Services)	3,293	66,123
JDS Uniphase Corp. * (Telecommunications)	3,344	48,588
Johnson & Johnson (Healthcare - Products)	46,636	3,143,267
Johnson Controls, Inc. (Auto Parts & Equipment)	3,115	253,997
Jones Apparel Group, Inc. (Apparel)	1,780	59,452
Juniper Networks, Inc. * (Telecommunications)	8,989	154,791

See accompanying notes to the Schedules of Portfolio Investments.

LKB Home (Home Builders)	1,246	55,995
Kellogg Co. (Food)	4,005	201,492
KeyCorp (Banks)	6,408	237,993
KeySpan Corp. (Gas)	2,759	111,960
Kimberly-Clark Corp. (Household Products/Wares)	7,298	485,462
Kimco Realty Corp. (REIT)	3,471	154,217
Kinder Morgan, Inc. (Pipelines)	1,691	177,724
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,916	65,515
KLA -Tencor Corp. (Semiconductors)	3,204	157,541
Kohls Corp. * (Retail)	5,251	370,721
Kroger Co. (Food)	11,481	258,208
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,958	157,658
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,958	134,103
Legg Mason, Inc. (Diversified Financial Services)	2,047	184,271
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,848	66,501
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	8,544	665,065
Lennar Corp. - Class A (Home Builders)	2,225	105,643
Lexmark International, Inc. - Class A * (Computers)	1,602	101,871
Limited, Inc. (Retail)	5,429	159,993
Lincoln National Corp. (Insurance)	4,539	287,364
Linear Technology Corp. (Semiconductors)	4,806	149,563
Liz Claiborne, Inc. (Apparel)	1,602	67,556
Lockheed Martin Corp. (Aerospace/Defense)	5,696	495,153
Loews Corp. (Insurance)	7,298	284,038
Louisiana-Pacific Corp. (Forest Products & Paper)	1,691	33,448
Lowe’s Cos., Inc. (Retail)	24,386	734,994
LSI Logic Corp. * (Semiconductors)	6,408	64,400
Lucent Technologies, Inc. * (Telecommunications)	71,467	173,665
M&T Bank Corp. (Banks)	1,246	151,775
Manor Care, Inc. (Healthcare - Services)	1,157	55,524
Marathon Oil Corp. (Oil & Gas)	5,696	492,134
Marriott International, Inc. - Class A (Lodging)	5,518	230,486
Marsh & McLennan Cos., Inc. (Insurance)	8,811	259,396
Marshall & Ilsley Corp. (Banks)	4,094	196,266
Masco Corp. (Building Materials)	6,319	174,721
Mattel, Inc. (Toys/Games/Hobbies)	6,052	136,956
Maxim Integrated Products, Inc. (Semiconductors)	5,073	152,241
MBIA, Inc. (Insurance)	2,136	132,475
McCormick & Co., Inc. (Food)	2,136	79,886
McDonald’s Corp. (Retail)	19,580	820,794
McGraw-Hill Cos., Inc. (Media)	5,607	359,801
McKesson Corp. (Commercial Services)	4,806	240,733

See accompanying notes to the Schedules of Portfolio Investments.

MeadWestvaco Corp. (Forest Products & Paper)	2,848	78,377
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,717	252,360
MedImmune, Inc. * (Biotechnology)	3,827	122,617
Medtronic, Inc. (Healthcare - Products)	18,334	892,500
Mellon Financial Corp. (Banks)	6,586	255,537
Merck & Co., Inc. (Pharmaceuticals)	34,710	1,576,527
Meredith Corp. (Media)	623	32,708
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,850	948,507
MetLife, Inc. (Insurance)	12,104	691,502
MGIC Investment Corp. (Insurance)	1,335	78,445
Micron Technology, Inc. * (Semiconductors)	11,659	168,473
Microsoft Corp. (Software)	137,683	3,952,878
Millipore Corp. * (Biotechnology)	890	57,432
Molex, Inc. (Electrical Components & Equipment)	2,225	77,653
Molson Coors Brewing Co. - Class B (Beverages)	712	50,680
Monsanto Co. (Agriculture)	8,633	381,751
Monster Worldwide, Inc. * (Internet)	2,047	82,924
Moody’s Corp. (Commercial Services)	3,738	247,829
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,088	1,306,036
Motorola, Inc. (Telecommunications)	39,071	900,977
Murphy Oil Corp. (Oil & Gas)	2,937	138,509
Mylan Laboratories, Inc. (Pharmaceuticals)	3,382	69,331
Nabors Industries, Ltd. * (Oil & Gas)	5,073	156,654
National City Corp. (Banks)	9,612	358,047
National Semiconductor Corp. (Semiconductors)	4,717	114,576
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,759	166,644
Navistar International Corp. * (Auto Manufacturers)	979	27,148
NCR Corp. * (Computers)	2,848	118,249
Network Appliance, Inc. * (Computers)	5,963	217,650
Newell Rubbermaid, Inc. (Housewares)	4,450	128,071
Newmont Mining Corp. (Mining)	7,209	326,351
News Corp. - Class A (Media)	37,291	777,517
NICOR, Inc. (Gas)	712	32,724
NIKE, Inc. - Class B (Apparel)	3,026	278,030
NiSource, Inc. (Electric)	4,361	101,480
Noble Corp. (Oil & Gas)	2,225	155,973
Nordstrom, Inc. (Retail)	3,649	172,780
Norfolk Southern Corp. (Transportation)	6,586	346,226
North Fork Bancorp, Inc. (Banks)	7,387	211,120
Northern Trust Corp. (Banks)	3,026	177,687
Northrop Grumman Corp. (Aerospace/Defense)	5,518	366,340
Novell, Inc. * (Software)	5,429	32,574
Novellus Systems, Inc. * (Semiconductors)	1,958	54,139

See accompanying notes to the Schedules of Portfolio Investments.

Nucor Corp. (Iron/Steel)	4,895	285,917
NVIDIA Corp. * (Semiconductors)	5,607	195,516
Occidental Petroleum Corp. (Oil & Gas)	13,706	643,360
Office Depot, Inc. * (Retail)	4,539	190,593
OfficeMax, Inc. (Retail)	1,157	55,050
Omnicom Group, Inc. (Advertising)	2,759	279,901
Oracle Corp. * (Software)	64,347	1,188,488
PACCAR, Inc. (Auto Manufacturers)	4,005	237,136
Pactiv Corp. * (Packaging & Containers)	2,225	68,619
Pall Corp. (Miscellaneous Manufacturing)	1,958	62,460
Parametric Technology Corp. * (Software)	1,780	34,781
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,958	163,748
Patterson Cos., Inc. * (Healthcare - Products)	2,225	73,091
Paychex, Inc. (Commercial Services)	5,429	214,337
Peoples Energy Corp. (Gas)	623	27,219
PepsiCo, Inc. (Beverages)	26,255	1,665,618
PerkinElmer, Inc. (Electronics)	1,958	41,823
Pfizer, Inc. (Pharmaceuticals)	116,234	3,097,635
PG&E Corp. (Electric)	5,518	238,047
Phelps Dodge Corp. (Mining)	3,293	330,551
Pinnacle West Capital Corp. (Electric)	1,602	76,592
Pitney Bowes, Inc. (Office/Business Equipment)	3,560	166,288
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,848	102,357
PMC-Sierra, Inc. * (Semiconductors)	3,293	21,833
PNC Financial Services Group (Banks)	4,717	330,332
PPG Industries, Inc. (Chemicals)	2,670	182,628
PPL Corp. (Electric)	6,052	208,915
Praxair, Inc. (Chemicals)	5,162	311,011
Principal Financial Group, Inc. (Insurance)	4,272	241,325
Procter & Gamble Co. (Cosmetics/Personal Care)	50,641	3,210,133
Progress Energy, Inc. (Electric)	4,005	184,230
Progress Energy, Inc. CVO (Electric)	987	0
Progressive Corp. (Insurance)	12,282	296,856
Prologis (REIT)	3,916	247,765
Prudential Financial, Inc. (Insurance)	7,743	595,669
Public Service Enterprise Group, Inc. (Electric)	4,005	244,505
Public Storage, Inc. (REIT)	1,691	151,700
Pulte Homes, Inc. (Home Builders)	3,382	104,808
QLogic Corp. * (Semiconductors)	2,581	53,117
Qualcomm, Inc. (Telecommunications)	26,344	958,658
Quest Diagnostics, Inc. (Healthcare - Services)	2,581	128,379
Qwest Communications International, Inc. * (Telecommunications)	25,543	220,436
R.R. Donnelley & Sons Co. (Commercial Services)	3,471	117,528
RadioShack Corp. (Retail)	2,136	38,106
Raytheon Co. (Aerospace/Defense)	7,120	355,644

See accompanying notes to the Schedules of Portfolio Investments.

Realogy Corp. * (Real Estate)	3,293	84,894
Regions Financial Corp. (Banks)	7,209	273,582
Reynolds American, Inc. (Agriculture)	2,759	174,258
Robert Half International, Inc. (Commercial Services)	2,759	100,841
Rockwell Collins, Inc. (Aerospace/Defense)	2,759	160,243
Rockwell International Corp. (Machinery-Diversified)	2,848	176,576
Rohm & Haas Co. (Chemicals)	2,314	119,911
Rowan Cos., Inc. (Oil & Gas)	1,780	59,416
Ryder System, Inc. (Transportation)	979	51,544
Sabre Holdings Corp. (Leisure Time)	2,136	54,297
SAFECO Corp. (Insurance)	1,869	108,757
Safeway, Inc. (Food)	7,120	209,043
SanDisk Corp. * (Computers)	3,115	149,832
Sanmina-SCI Corp. * (Electronics)	8,455	33,397
Sara Lee Corp. (Food)	12,104	206,978
Schering-Plough Corp. (Pharmaceuticals)	23,585	522,172
Schlumberger, Ltd. (Oil & Gas Services)	18,868	1,190,193
Schwab (Diversified Financial Services)	16,465	299,992
Seagate Technology, Inc. * (a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,335	79,459
Sears Holdings Corp. * (Retail)	1,335	232,917
Sempra Energy (Gas)	4,183	221,866
Sherwin-Williams Co. (Chemicals)	1,780	105,429
Sigma-Aldrich Corp. (Chemicals)	1,068	80,217
Simon Property Group, Inc. (REIT)	3,560	345,675
SLM Corp. (Diversified Financial Services)	6,497	316,274
Smith International, Inc. (Oil & Gas Services)	3,204	126,494
Snap-on, Inc. (Hand/Machine Tools)	890	41,857
Solectron Corp. * (Electronics)	14,596	48,751
Southern Co. (Electric)	11,837	430,867
Southwest Airlines Co. (Airlines)	12,549	188,611
Sovereign Bancorp, Inc. (Savings & Loans)	5,696	135,907
Sprint Corp. (Telecommunications)	47,615	889,924
St. Jude Medical, Inc. * (Healthcare - Products)	5,607	192,600
St. Paul Cos., Inc. (Insurance)	11,036	564,271
Staples, Inc. (Retail)	11,570	298,390
Starbucks Corp. * (Retail)	12,015	453,566
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,471	207,358
State Street Corp. (Banks)	5,251	337,272
Stryker Corp. (Healthcare - Products)	4,717	246,652
Sun Microsystems, Inc. * (Computers)	55,981	303,977
Sunoco, Inc. (Oil & Gas)	2,047	135,368
SunTrust Banks, Inc. (Banks)	5,785	456,957
SuperValu, Inc. (Food)	3,382	112,959
Symantec Corp. * (Internet)	15,753	312,540
Symbol Technologies, Inc. (Electronics)	4,005	59,795
Synovus Financial Corp. (Banks)	5,162	151,660

See accompanying notes to the Schedules of Portfolio Investments.

Sysco Corp. (Food)	9,879	345,568
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,183	197,898
Target Corp. (Retail)	13,706	811,121
TECO Energy, Inc. (Electric)	3,293	54,302
Tektronix, Inc. (Electronics)	1,335	40,544
Tellabs, Inc. * (Telecommunications)	7,120	75,045
Temple-Inland, Inc. (Forest Products & Paper)	1,691	66,693
Tenet Healthcare Corp. * (Healthcare - Services)	7,476	52,781
Teradyne, Inc. * (Semiconductors)	3,115	43,672
Texas Instruments, Inc. (Semiconductors)	24,475	738,655
Textron, Inc. (Miscellaneous Manufacturing)	2,047	186,134
The AES Corp. * (Electric)	10,502	230,939
The Dow Chemical Co. (Chemicals)	15,308	624,413
The E.W. Scripps Co. - Class A (Media)	1,335	66,029
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,047	82,678
The Gap, Inc. (Retail)	8,544	179,595
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,250	996,398
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,848	43,660
The Hershey Co. (Food)	2,759	145,979
The New York Times Co. - Class A (Media)	2,314	55,929
The Pepsi Bottling Group, Inc. (Beverages)	2,136	67,540
The Stanley Works (Hand/Machine Tools)	1,246	59,372
Thermo Electron Corp. * (Electronics)	2,492	106,832
Tiffany & Co. (Retail)	2,225	79,477
Time Warner, Inc. (Media)	64,881	1,298,269
TJX Cos., Inc. (Retail)	7,209	208,701
Torchmark Corp. (Insurance)	1,602	98,811
Transocean Sedco Forex, Inc. * (Oil & Gas)	4,984	361,539
Tribune Co. (Media)	3,026	100,857
TXU Corp. (Electric)	7,387	466,341
Tyco International, Ltd. (Miscellaneous Manufacturing)	32,129	945,556
Tyson Foods, Inc. - Class A (Food)	4,005	57,872
U.S. Bancorp (Banks)	28,302	957,740
Union Pacific Corp. (Transportation)	4,272	387,171
Unisys Corp. * (Computers)	5,518	36,088
United Parcel Service, Inc. - Class B (Transportation)	17,266	1,300,994
United States Steel Corp. (Iron/Steel)	1,958	132,361
United Technologies Corp. (Aerospace/Defense)	16,109	1,058,683
UnitedHealth Group, Inc. (Healthcare - Services)	21,449	1,046,283
Univision Communications, Inc. - Class A * (Media)	4,005	140,415
UnumProvident Corp. (Insurance)	5,429	107,386
UST, Inc. (Agriculture)	2,581	138,238

See accompanying notes to the Schedules of Portfolio Investments.

V. F. Corp. (Apparel)	1,424	108,238
Valero Energy Corp. (Oil & Gas)	9,790	512,311
VeriSign, Inc. * (Internet)	3,916	80,983
Verizon Communications, Inc. (Telecommunications)	46,191	1,709,067
Viacom, Inc. - Class B * (Media)	11,303	439,913
Vornado Realty Trust (REIT)	1,958	233,492
Vulcan Materials Co. (Building Materials)	1,513	123,279
W.W. Grainger, Inc. (Distribution/Wholesale)	1,157	84,206
Wachovia Corp. (Banks)	30,171	1,674,491
Wal-Mart Stores, Inc. (Retail)	39,249	1,934,190
Walgreen Co. (Retail)	16,109	703,641
Walt Disney Co. (Media)	33,286	1,047,178
Washington Mutual, Inc. (Savings & Loans)	15,397	651,293
Waste Management, Inc. (Environmental Control)	8,633	323,565
Waters Corp. * (Electronics)	1,602	79,780
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,602	43,110
Weatherford International, Ltd. * (Oil & Gas Services)	5,518	226,679
WellPoint, Inc. * (Healthcare - Services)	9,879	753,965
Wells Fargo & Co. (Banks)	53,667	1,947,575
Wendy’s International, Inc. (Retail)	1,869	64,667
Western Union Co. * (Commercial Services)	12,193	268,857
Weyerhaeuser Co. (Forest Products & Paper)	3,916	249,018
Whirlpool Corp. (Home Furnishings)	1,246	108,315
Whole Foods Market, Inc. (Food)	2,225	142,044
Williams Cos., Inc. (Pipelines)	9,523	232,647
Windstream Corp. (Telecommunications)	7,565	103,792
Wrigley (Wm.) Jr. Co. (Food)	3,471	180,318
Wyeth (Pharmaceuticals)	21,449	1,094,542
Wyndham Worldwide Corp. (Lodging)	3,204	94,518
Xcel Energy, Inc. (Electric)	6,497	143,389
Xerox Corp. * (Office/Business Equipment)	15,575	264,775
Xilinx, Inc. (Semiconductors)	5,429	138,494
XL Capital, Ltd. - Class A (Insurance)	2,848	200,926
XTO Energy, Inc. (Oil & Gas)	5,874	274,081
Yahoo!, Inc. * (Internet)	19,847	522,770
YUM! Brands, Inc. (Retail)	4,272	254,013
Zimmer Holdings, Inc. * (Healthcare - Products)	3,827	275,582
Zions Bancorp (Banks)	1,691	135,956

TOTAL COMMON STOCKS (Cost $148,681,341)		197,052,026

	Principal Amount
Repurchase Agreements (10.7%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $24,383,528 (Collateralized by $22,585,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $24,868,720)	$24,380,000	24,380,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,380,000)		24,380,000

See accompanying notes to the Schedules of Portfolio Investments.

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	2,507

TOTAL RIGHTS/WARRANTS (Cost $0)		2,507

TOTAL INVESTMENT SECURITIES (Cost $173,061,341) - 97.6% of net assets		$221,434,533

Percentages indicated are based on net assets of $226,863,531.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $98,157,500)	284	$3,760,069
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $34,901,813)	505	356,950

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/06	$122,315,873	(20,748)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	6.1%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.2%
Coal	NM
Commercial Services	0.7%
Computers	3.4%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.5%
Electric	2.8%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%

See accompanying notes to the Schedules of Portfolio Investments.

Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.7%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.2%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	2.9%
Mining	0.5%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	6.9%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.3%
Real Estate	NM
Real Estate Investment Trust	0.9%
Retail	5.1%
Savings & Loans	0.3%
Semiconductors	2.4%
Software	3.3%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	10.7%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

UltraMid-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (81.0%)
3Com Corp. * (Telecommunications)	35,472	$172,394
99 Cents Only Stores * (Retail)	3,695	44,303
Abercrombie & Fitch Co. - Class A (Retail)	7,390	566,444
Activision, Inc. * (Software)	22,170	341,861
Acxiom Corp. (Software)	5,912	146,322
Adesa, Inc. (Commercial Services)	8,129	204,363
ADTRAN, Inc. (Telecommunications)	5,912	136,804
Advance Auto Parts, Inc. (Retail)	9,607	336,437
Advanced Medical Optics, Inc. * (Healthcare - Products)	5,173	211,317
Advent Software, Inc. * (Software)	1,478	54,716
Aeropostale, Inc. * (Retail)	4,434	129,961
Affymetrix, Inc. * (Biotechnology)	5,912	150,756
AGCO Corp. * (Machinery-Diversified)	8,129	217,451
AGL Resources, Inc. (Gas)	6,651	249,413
Airgas, Inc. (Chemicals)	6,651	251,474
AirTran Holdings, Inc. * (Airlines)	8,129	81,046
Alaska Air Group, Inc. * (Airlines)	2,956	118,683
Albemarle Corp. (Chemicals)	2,956	192,229
Alexander & Baldwin, Inc. (Transportation)	3,695	170,081
Alliance Data Systems Corp. * (Commercial Services)	5,912	358,977
Alliant Energy Corp. (Electric)	10,346	396,769
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,956	228,233
AMB Property Corp. (REIT)	7,390	431,650
American Eagle Outfitters, Inc. (Retail)	11,824	541,539
American Financial Group, Inc. (Insurance)	3,695	176,843
American Greetings Corp. - Class A (Household Products/Wares)	5,173	123,686
AmeriCredit Corp. * (Diversified Financial Services)	11,085	283,443
Amerus Group Co. (Insurance)	3,695	253,034
Ametek, Inc. (Electrical Components & Equipment)	5,912	275,972
Amphenol Corp. - Class A (Electronics)	8,129	551,959
Andrew Corp. * (Telecommunications)	13,302	123,177
AnnTaylor Stores Corp. * (Retail)	6,651	292,777
Applebee’s International, Inc. (Retail)	6,651	151,776
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,695	86,057
Aqua America, Inc. (Water)	11,824	286,732
Aquila, Inc. * (Electric)	33,994	156,032
Arch Coal, Inc. (Coal)	12,563	435,057
Arrow Electronics, Inc. * (Electronics)	11,085	330,887
Arthur J. Gallagher & Co. (Insurance)	8,868	246,974
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,912	88,798
Associated Banc-Corp (Banks)	11,824	388,300
Astoria Financial Corp. (Savings & Loans)	7,390	214,384

See accompanying notes to the Schedules of Portfolio Investments.

Atmel Corp. * (Semiconductors)	39,167	225,210
Avis Budget Group, Inc. (Commercial Services)	8,868	175,498
Avnet, Inc. * (Electronics)	11,085	262,493
Avocent Corp. * (Internet)	4,434	162,772
Bandag, Inc. (Auto Parts & Equipment)	739	32,435
Bank of Hawaii Corp. (Banks)	4,434	231,322
Banta Corp. (Commercial Services)	1,478	65,446
Barnes & Noble, Inc. (Retail)	4,434	183,169
Beazer Homes USA, Inc. (Home Builders)	2,956	128,113
Beckman Coulter, Inc. (Healthcare - Products)	5,173	297,810
Belo Corp. - Class A (Media)	7,390	129,473
BJ’s Wholesale Club, Inc. * (Retail)	5,912	169,379
Black Hills Corp. (Electric)	2,956	102,012
Blyth, Inc. (Household Products/Wares)	2,217	53,031
Bob Evans Farms, Inc. (Retail)	2,956	100,238
Borders Group, Inc. (Retail)	5,173	106,512
BorgWarner, Inc. (Auto Parts & Equipment)	5,173	297,447
Bowater, Inc. (Forest Products & Paper)	4,434	92,715
Boyd Gaming Corp. (Lodging)	3,695	145,842
Brinker International, Inc. (Retail)	7,390	343,118
Brown & Brown, Inc. (Insurance)	10,346	302,724
C.H. Robinson Worldwide, Inc. (Transportation)	15,519	647,763
Cabot Corp. (Chemicals)	5,173	204,592
Cadence Design Systems, Inc. * (Computers)	25,126	448,750
Callaway Golf Co. (Leisure Time)	5,173	69,473
Cameron International Corp. * (Oil & Gas Services)	9,607	481,312
Career Education Corp. * (Commercial Services)	8,129	181,114
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,217	185,541
Carmax, Inc. * (Retail)	9,607	425,590
Catalina Marketing Corp. (Advertising)	2,956	74,935
Cathay Bancorp, Inc. (Banks)	4,434	152,751
CBRL Group, Inc. (Retail)	2,217	97,348
CDW Corp. (Distribution/Wholesale)	5,173	339,711
Cephalon, Inc. * (Pharmaceuticals)	5,173	363,041
Ceridian Corp. * (Computers)	12,563	296,110
Charles River Laboratories International, Inc. * (Biotechnology)	5,912	253,743
Charming Shoppes, Inc. * (Retail)	11,085	164,058
CheckFree Corp. * (Internet)	8,129	320,933
Cheesecake Factory, Inc. * (Retail)	6,651	187,891
Chemtura Corp. (Chemicals)	21,431	183,878
Chico’s FAS, Inc. * (Retail)	15,519	371,370
Choicepoint, Inc. * (Commercial Services)	7,390	268,922
Church & Dwight, Inc. (Household Products/Wares)	5,912	239,849
Cincinnati Bell, Inc. * (Telecommunications)	22,170	103,977
City National Corp. (Banks)	3,695	245,939
Claire’s Stores, Inc. (Retail)	8,129	230,457

See accompanying notes to the Schedules of Portfolio Investments.

Cognizant Technology Solutions Corp. * (Computers)	12,563	945,744
Coldwater Creek, Inc. * (Retail)	5,173	157,725
Commercial Metals Co. (Metal Fabricate/Hardware)	10,346	275,307
Commscope, Inc. * (Telecommunications)	5,173	165,070
Community Health Systems, Inc. * (Healthcare - Services)	8,129	263,786
Con-way, Inc. (Transportation)	3,695	174,293
Copart, Inc. * (Retail)	5,912	171,034
Corinthian Colleges, Inc. * (Commercial Services)	7,390	90,528
Covance, Inc. * (Healthcare - Services)	5,173	302,621
Crane Co. (Miscellaneous Manufacturing)	4,434	172,660
Cree Research, Inc. * (Semiconductors)	6,651	146,255
CSG Systems International, Inc. * (Software)	3,695	99,691
Cullen/Frost Bankers, Inc. (Banks)	4,434	240,145
Cypress Semiconductor Corp. * (Semiconductors)	12,563	210,933
Cytec Industries, Inc. (Chemicals)	3,695	204,666
CYTYC Corp. * (Healthcare - Products)	9,607	253,817
Deluxe Corp. (Commercial Services)	4,434	100,519
Denbury Resources, Inc. * (Oil & Gas)	10,346	297,344
DENTSPLY International, Inc. (Healthcare - Products)	14,041	439,202
Developers Diversified Realty Corp. (REIT)	9,607	585,065
DeVry, Inc. * (Commercial Services)	5,173	125,963
Diebold, Inc. (Computers)	5,912	258,236
Dollar Tree Stores, Inc. * (Retail)	8,868	275,706
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,912	221,996
DPL, Inc. (Electric)	10,346	297,137
DRS Technologies, Inc. (Aerospace/Defense)	2,956	130,714
DST Systems, Inc. * (Computers)	5,173	319,640
Dun & Bradstreet Corp. * (Software)	5,173	399,563
Duquesne Light Holdings, Inc. (Electric)	6,651	131,889
Dycom Industries, Inc. * (Engineering & Construction)	3,695	86,130
Eaton Vance Corp. (Diversified Financial Services)	11,085	344,078
Edwards (A.G.), Inc. (Diversified Financial Services)	6,651	379,440
Edwards Lifesciences Corp. * (Healthcare - Products)	5,173	222,077
Energizer Holdings, Inc. * (Electrical Components & Equipment)	5,173	404,270
Energy East Corp. (Electric)	13,302	323,372
Ensco International, Inc. (Oil & Gas)	14,041	687,587
Entercom Communications Corp. (Media)	2,217	61,344
Equitable Resources, Inc. (Pipelines)	10,346	419,220
Everest Re Group, Ltd. (Insurance)	5,912	586,353
Expeditors International of Washington, Inc. (Transportation)	19,214	910,936
F5 Networks, Inc. * (Internet)	3,695	244,572

See accompanying notes to the Schedules of Portfolio Investments.

Fair Isaac Corp. (Software)	5,173	189,487
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,085	178,579
Fastenal Co. (Distribution/Wholesale)	11,085	446,061
Federal Signal Corp. (Miscellaneous Manufacturing)	3,695	56,386
Ferro Corp. (Chemicals)	3,695	72,865
Fidelity National Financial, Inc. (Insurance)	15,519	346,074
Fidelity National Information Services, Inc. (Software)	5,912	245,762
Fidelity National Title Group, Inc. - Class A (Insurance)	20,315	447,133
First American Financial Corp. (Insurance)	8,868	362,080
First Niagara Financial Group, Inc. (Savings & Loans)	9,607	137,572
FirstMerit Corp. (Banks)	6,651	154,436
Florida Rock Industries, Inc. (Building Materials)	4,434	190,219
Flowserve Corp. * (Machinery-Diversified)	5,173	274,169
FMC Corp. (Chemicals)	2,956	202,634
FMC Technologies, Inc. * (Oil & Gas Services)	5,912	357,380
Foot Locker, Inc. (Retail)	14,041	325,611
Forest Oil Corp. * (Oil & Gas)	4,434	144,726
Furniture Brands International, Inc. (Home Furnishings)	4,434	82,472
GameStop Corp. * (Retail)	6,651	339,600
Gartner Group, Inc. * (Commercial Services)	5,173	96,218
GATX Corp. (Trucking & Leasing)	4,434	193,189
Gen-Probe, Inc. * (Healthcare - Products)	4,434	212,256
Gentex Corp. (Electronics)	13,302	211,635
Glatfelter (Forest Products & Paper)	3,695	54,095
Graco, Inc. (Machinery-Diversified)	5,912	240,973
Granite Construction, Inc. (Engineering & Construction)	2,956	154,008
Grant Prideco, Inc. * (Oil & Gas Services)	11,824	446,592
Great Plains Energy, Inc. (Electric)	6,651	216,424
Greater Bay Bancorp (Banks)	4,434	114,176
Hanesbrands, Inc. * (Apparel)	8,129	191,844
Hanover Compressor Co. * (Oil & Gas Services)	8,868	164,235
Hanover Insurance Group, Inc. (Insurance)	4,434	201,082
Hansen Natural Corp. * (Beverages)	5,173	164,243
Harris Corp. (Telecommunications)	11,824	503,702
Harsco Corp. (Miscellaneous Manufacturing)	3,695	301,622
Harte-Hanks, Inc. (Advertising)	4,434	111,958
Hawaiian Electric Industries, Inc. (Electric)	7,390	207,068
HCC Insurance Holdings, Inc. (Insurance)	9,607	323,372
Health Net, Inc. * (Healthcare - Services)	10,346	429,461
Helmerich & Payne, Inc. (Oil & Gas)	9,607	230,088
Henry Schein, Inc. * (Healthcare - Products)	7,390	367,209

See accompanying notes to the Schedules of Portfolio Investments.

Herman Miller, Inc. (Office Furnishings)	5,912	202,663
Highwoods Properties, Inc. (REIT)	4,434	169,379
Hillenbrand Industries, Inc. (Healthcare - Products)	5,173	303,552
HNI Corp. (Office Furnishings)	4,434	199,397
Horace Mann Educators Corp. (Insurance)	3,695	74,417
Hormel Foods Corp. (Food)	6,651	240,168
Hospitality Properties Trust (REIT)	6,651	322,307
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	2,956	91,193
Hubbell, Inc. - Class B (Electrical Components & Equipment)	5,173	256,167
IDACORP, Inc. (Electric)	3,695	145,694
Imation Corp. (Computers)	2,956	135,296
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,912	268,700
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	12,563	258,923
Integrated Device Technology, Inc. * (Semiconductors)	17,736	281,116
International Rectifier Corp. * (Semiconductors)	5,912	212,655
International Speedway Corp. (Entertainment)	2,956	153,446
Intersil Corp. - Class A (Semiconductors)	12,563	294,602
Intuitive Surgical, Inc. * (Healthcare - Products)	2,956	293,176
Investors Financial Services Corp. (Banks)	5,912	232,460
Invitrogen Corp. * (Biotechnology)	4,434	257,216
ITT Educational Services, Inc. * (Commercial Services)	2,956	203,816
J.B. Hunt Transport Services, Inc. (Transportation)	9,607	207,895
Jack Henry & Associates, Inc. (Computers)	6,651	144,925
Jacobs Engineering Group, Inc. * (Engineering & Construction)	5,173	390,768
Jefferies Group, Inc. (Diversified Financial Services)	8,868	254,778
JetBlue Airways Corp. * (Airlines)	15,519	194,919
JM Smucker Co. (Food)	5,173	253,477
Joy Global, Inc. (Machinery - Construction & Mining)	10,346	404,632
Kelly Services, Inc. - Class A (Commercial Services)	1,478	42,537
KEMET Corp. * (Electronics)	7,390	54,317
Kennametal, Inc. (Hand/Machine Tools)	2,956	182,415
Korn/Ferry International * (Commercial Services)	3,695	81,696
Lam Research Corp. * (Semiconductors)	12,563	621,240
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,478	59,933
Lattice Semiconductor Corp. * (Semiconductors)	10,346	64,249
Laureate Education, Inc. * (Commercial Services)	4,434	233,760

See accompanying notes to the Schedules of Portfolio Investments.

Lear Corp. (Auto Parts & Equipment)	5,912	178,602
Lee Enterprises, Inc. (Media)	3,695	105,418
Leucadia National Corp. (Holding Companies - Diversified)	14,780	389,749
Liberty Property Trust (REIT)	8,129	391,818
LifePoint Hospitals, Inc. * (Healthcare - Services)	5,173	183,642
Lincare Holdings, Inc. * (Healthcare - Services)	8,129	272,809
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,695	227,205
Longview Fibre Co. (Forest Products & Paper)	5,912	124,507
Lubrizol Corp. (Chemicals)	5,912	266,040
Lyondell Chemical Co. (Chemicals)	19,214	493,224
M.D.C. Holdings, Inc. (Home Builders)	2,956	147,386
Mack-Cali Realty Corp. (REIT)	5,173	273,652
Macrovision Corp. * (Entertainment)	4,434	117,989
Manpower, Inc. (Commercial Services)	7,390	500,819
Martek Biosciences Corp. * (Biotechnology)	2,217	52,587
Martin Marietta Materials (Building Materials)	3,695	325,160
McAfee, Inc. * (Internet)	14,041	406,206
McDATA Corp. - Class A * (Computers)	14,041	79,612
MDU Resources Group, Inc. (Electric)	16,258	417,505
Media General, Inc. - Class A (Media)	1,478	54,834
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,434	155,367
MEMC Electronic Materials, Inc. * (Semiconductors)	14,780	524,690
Mentor Graphics Corp. * (Computers)	7,390	124,669
Mercantile Bankshares Corp. (Banks)	11,085	499,713
Mercury General Corp. (Insurance)	2,956	153,032
Michaels Stores, Inc. (Retail)	11,824	520,138
Micrel, Inc. * (Semiconductors)	5,173	57,731
Microchip Technology, Inc. (Semiconductors)	19,214	632,717
Millennium Pharmaceuticals, Inc. * (Biotechnology)	28,821	337,206
Mine Safety Appliances Co. (Environmental Control)	2,217	83,847
Minerals Technologies, Inc. (Chemicals)	1,478	81,526
Modine Manufacturing Co. (Auto Parts & Equipment)	2,956	70,382
Mohawk Industries, Inc. * (Textiles)	4,434	322,352
Moneygram International, Inc. (Software)	7,390	252,812
MPS Group, Inc. * (Commercial Services)	8,868	135,237
MSC Industrial Direct Co. - Class A (Retail)	4,434	181,439
National Fuel Gas Co. (Pipelines)	7,390	276,386
National Instruments Corp. (Computers)	5,173	161,294
Navigant Consulting Co. * (Commercial Services)	4,434	78,970
New Plan Excel Realty Trust, Inc. (REIT)	9,607	276,682

See accompanying notes to the Schedules of Portfolio Investments.

New York Community Bancorp (Savings & Loans)	23,648	386,645
Newfield Exploration Co. * (Oil & Gas)	11,824	482,301
Newport Corp. * (Telecommunications)	3,695	79,886
Noble Energy, Inc. (Oil & Gas)	15,519	754,688
Nordson Corp. (Machinery-Diversified)	2,956	136,124
Northeast Utilities System (Electric)	14,041	351,165
NSTAR (Electric)	9,607	334,228
O’Reilly Automotive, Inc. * (Retail)	10,346	334,072
OGE Energy Corp. (Electric)	8,129	313,617
Ohio Casualty Corp. (Insurance)	5,173	141,895
Old Republic International Corp. (Insurance)	20,692	466,191
Olin Corp. (Chemicals)	6,651	115,062
Omnicare, Inc. (Pharmaceuticals)	11,085	419,900
ONEOK, Inc. (Gas)	9,607	399,939
Oshkosh Truck Corp. (Auto Manufacturers)	6,651	300,692
OSI Restaurant Partners, Inc. (Retail)	6,651	221,279
Pacific Sunwear of California, Inc. * (Retail)	5,912	104,169
Packaging Corp. of America (Packaging & Containers)	7,390	169,748
Palm, Inc. * (Computers)	8,868	136,124
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,956	57,612
Patterson-UTI Energy, Inc. (Oil & Gas)	14,780	342,896
Payless ShoeSource, Inc. * (Retail)	5,912	158,146
PDL BioPharma, Inc. * (Biotechnology)	10,346	218,611
Peabody Energy Corp. (Coal)	23,648	992,506
Pentair, Inc. (Miscellaneous Manufacturing)	8,868	292,112
Pepco Holdings, Inc. (Electric)	16,997	432,064
PepsiAmericas, Inc. (Beverages)	5,173	105,788
Perrigo Co. (Pharmaceuticals)	6,651	118,986
Petsmart, Inc. (Retail)	12,563	361,563
Pharmaceutical Product Development, Inc. (Commercial Services)	8,868	280,672
Pier 1 Imports, Inc. (Retail)	7,390	48,331
Pioneer Natural Resources Co. (Oil & Gas)	11,085	451,492
Plains Exploration & Production Co. * (Oil & Gas)	6,651	281,271
Plantronics, Inc. (Telecommunications)	3,695	78,001
Plexus Corp. * (Electronics)	3,695	80,994
PMI Group, Inc. (Insurance)	7,390	315,184
PNM Resources, Inc. (Electric)	5,912	166,482
Pogo Producing Co. (Oil & Gas)	5,173	231,492
Polo Ralph Lauren Corp. (Apparel)	5,173	367,283
Polycom, Inc. * (Telecommunications)	7,390	202,486
Potlatch Corp. (Forest Products & Paper)	2,956	120,014
Powerwave Technologies, Inc. * (Telecommunications)	9,607	62,542
Precision Castparts Corp. (Metal Fabricate/Hardware)	11,824	804,742
Pride International, Inc. * (Oil & Gas)	14,780	408,076

See accompanying notes to the Schedules of Portfolio Investments.

Protective Life Corp. (Insurance)	5,912	261,606
Psychiatric Solutions, Inc. * (Healthcare - Services)	4,434	147,209
Puget Energy, Inc. (Electric)	10,346	247,062
Quanta Services, Inc. * (Commercial Services)	10,346	189,332
Questar Corp. (Pipelines)	7,390	602,137
Quicksilver Resources, Inc. * (Oil & Gas)	4,434	151,998
Radian Group, Inc. (Insurance)	7,390	393,887
Raymond James Financial Corp. (Diversified Financial Services)	8,129	258,990
Rayonier, Inc. (Forest Products & Paper)	6,651	272,624
Reader’s Digest Association, Inc. (Media)	8,129	116,895
Regency Centers Corp. (REIT)	5,912	426,610
Regis Corp. (Retail)	3,695	138,747
Reliance Steel & Aluminum Co. (Iron/Steel)	5,173	177,693
Rent-A-Center, Inc. * (Commercial Services)	5,912	170,029
Republic Services, Inc. (Environmental Control)	10,346	424,290
ResMed, Inc. * (Healthcare - Products)	5,912	260,069
RF Micro Devices, Inc. * (Telecommunications)	16,997	124,078
Rollins, Inc. (Commercial Services)	2,217	47,976
Roper Industries, Inc. (Miscellaneous Manufacturing)	7,390	353,611
Ross Stores, Inc. (Retail)	12,563	369,729
RPM, Inc. (Chemicals)	10,346	198,126
Ruby Tuesday, Inc. (Retail)	5,173	143,551
Ruddick Corp. (Food)	2,956	83,359
Saks, Inc. (Retail)	12,563	242,968
SCANA Corp. (Electric)	10,346	413,426
Scholastic Corp. * (Media)	2,217	69,658
Scientific Games Corp. - Class * (Entertainment)	5,912	165,713
SEI Investments Co. (Software)	5,173	291,136
Semtech Corp. * (Semiconductors)	6,651	86,663
Sensient Technologies Corp. (Chemicals)	3,695	85,170
Sepracor, Inc. * (Pharmaceuticals)	9,607	497,259
Sierra Pacific Resources * (Electric)	19,953	302,487
Silicon Laboratories, Inc. * (Semiconductors)	4,434	144,681
Smithfield Foods, Inc. * (Food)	8,868	238,372
Sonoco Products Co. (Packaging & Containers)	8,868	314,637
Sotheby’s (Commercial Services)	4,434	168,492
Southwestern Energy Co. * (Oil & Gas)	14,780	525,872
SPX Corp. (Miscellaneous Manufacturing)	5,173	297,551
SRA International, Inc. - Class A * (Computers)	3,695	118,425
StanCorp Financial Group, Inc. (Insurance)	4,434	202,589
Steel Dynamics, Inc. (Iron/Steel)	3,695	222,106
Stericycle, Inc. * (Environmental Control)	3,695	261,273

See accompanying notes to the Schedules of Portfolio Investments.

STERIS Corp. (Healthcare - Products)	5,912	144,075
SVB Financial Group * (Banks)	2,956	136,035
Swift Transportation Co., Inc. * (Transportation)	4,434	111,515
Sybase, Inc. * (Software)	8,129	197,941
Synopsys, Inc. * (Computers)	12,563	282,793
TCF Financial Corp. (Banks)	9,607	250,070
Tech Data Corp. * (Distribution/Wholesale)	4,434	174,478
Techne Corp. * (Healthcare - Products)	2,956	165,181
Teleflex, Inc. (Miscellaneous Manufacturing)	2,956	183,863
Telephone & Data Systems, Inc. (Telecommunications)	8,868	433,202
Texas Regional Bancshares, Inc. - Class A (Banks)	3,695	143,551
The Brink’s Co. (Miscellaneous Manufacturing)	3,695	193,951
The Colonial BancGroup, Inc. (Banks)	14,041	334,737
The Corporate Executive Board Co. (Commercial Services)	3,695	331,885
The Macerich Co. (REIT)	5,912	475,029
The Ryland Group, Inc. (Home Builders)	3,695	169,711
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	3,695	182,755
The Timberland Co. - Class A * (Apparel)	4,434	127,921
Thomas & Betts Corp. * (Electronics)	4,434	228,484
Thor Industries, Inc. (Home Builders)	2,956	129,532
Tidewater, Inc. (Oil & Gas Services)	5,173	257,253
Timken Co. (Metal Fabricate/Hardware)	8,129	244,276
Toll Brothers, Inc. * (Home Builders)	11,085	320,467
Tootsie Roll Industries, Inc. (Food)	2,217	70,456
Transaction Systems Architect, Inc. * (Software)	2,956	99,647
Triad Hospitals, Inc. * (Healthcare - Services)	7,390	273,652
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,651	239,835
TriQuint Semiconductor, Inc. * (Semiconductors)	12,563	56,534
Tupperware Corp. (Household Products/Wares)	5,173	109,823
United Dominion Realty Trust, Inc. (REIT)	11,824	382,743
United Rentals, Inc. * (Commercial Services)	5,912	140,055
Unitrin, Inc. (Insurance)	3,695	158,626
Universal Corp. (Agriculture)	2,217	81,630
Universal Health Services, Inc. - Class B (Healthcare - Services)	5,173	273,910
Urban Outfitters, Inc. * (Retail)	9,607	168,123
UTStarcom, Inc. * (Telecommunications)	9,607	103,467
Valassis Communications, Inc. * (Commercial Services)	3,695	55,462
Valeant Pharmaceuticals International (Pharmaceuticals)	8,129	151,850
Valspar Corp. (Chemicals)	8,868	237,574
Varian Medical Systems, Inc. * (Healthcare - Products)	11,824	648,665

See accompanying notes to the Schedules of Portfolio Investments.

Varian, Inc. * (Electronics)	2,217	103,955
VCA Antech, Inc. * (Pharmaceuticals)	7,390	239,214
Vectren Corp. (Gas)	6,651	193,278
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,607	390,045
Vishay Intertechnology, Inc. * (Electronics)	16,258	219,320
W.R. Berkley Corp. (Insurance)	14,780	544,791
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	7,390	188,445
Washington Federal, Inc. (Savings & Loans)	7,390	171,744
Webster Financial Corp. (Banks)	4,434	214,251
Weingarten Realty Investors (REIT)	6,651	309,272
Werner Enterprises, Inc. (Transportation)	4,434	81,364
Westamerica Bancorp (Banks)	2,217	110,517
Westar Energy, Inc. (Electric)	7,390	187,115
Western Digital Corp. * (Computers)	19,953	364,741
Westwood One, Inc. (Media)	5,912	46,764
WGL Holdings, Inc. (Gas)	4,434	143,883
Williams Sonoma, Inc. (Retail)	10,346	351,867
Wilmington Trust Corp. (Banks)	5,912	245,821
Wind River Systems, Inc. * (Software)	6,651	73,028
Wisconsin Energy Corp. (Electric)	10,346	475,296
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,651	114,929
WPS Resources Corp. (Electric)	3,695	196,611
YRC Worldwide Inc. * (Transportation)	5,173	200,402
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	5,912	220,340

TOTAL COMMON STOCKS (Cost $76,808,601)		96,575,987

	Principal Amount
Repurchase Agreements (13.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $16,037,321 (Collateralized by $16,205,000 of various Federal Farm Credit Bank Securities, 4.125% - 5.375%, 12/4/07 – 7/18/11, market value $16,356,135)	$16,035,000	16,035,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,035,000)		16,035,000

TOTAL INVESTMENT SECURITIES (Cost $92,843,601) - 94.4% of net assets		$112,610,987

Percentages indicated are based on net assets of $119,321,149.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $42,918,750)	109	$2,198,585

E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $44,966,250)	571	70,726

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/06	$28,966,259	$(101,375)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/06	24,914,561	(83,727)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.6%
Banks	3.1%
Beverages	0.2%
Biotechnology	1.4%
Building Materials	0.4%
Chemicals	2.3%
Coal	1.2%
Commercial Services	3.6%
Computers	3.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.7%
Electric	4.9%
Electrical Components & Equipment	0.8%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.4%
Environmental Control	0.6%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.3%
Healthcare - Products	3.2%
Healthcare - Services	1.9%
Holding Companies - Diversified	0.3%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	5.0%
Internet	1.0%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	0.9%
Media	0.5%
Metal Fabricate/Hardware	1.2%
Miscellaneous Manufacturing	2.1%
Office Furnishings	0.3%
Oil & Gas	4.2%
Oil & Gas Services	1.4%
Packaging & Containers	0.4%
Pharmaceuticals	1.7%
Pipelines	1.1%
Real Estate Investment Trust	3.4%
Retail	7.7%
Savings & Loans	0.8%
Semiconductors	3.1%
Software	2.0%
Telecommunications	1.9%
Textiles	0.3%
Transportation	2.1%
Trucking & Leasing	0.2%
Water	0.2%
Other**	13.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (70.6%)
3Com Corp. * (Telecommunications)	92,364	$448,889
AAR Corp. * (Aerospace/Defense)	10,740	279,670
Aaron Rents, Inc. (Commercial Services)	11,814	293,932
ABM Industries, Inc. (Commercial Services)	16,110	319,945
Acadia Realty Trust (REIT)	19,332	493,932
Acco Brands Corp. * (Household Products/Wares)	12,888	313,178
Accredited Home Lenders * (Diversified Financial Services)	4,296	131,458
Actel Corp. * (Semiconductors)	16,110	264,043
Actuant Corp. - Class A (Miscellaneous Manufacturing)	6,444	330,835
Acuity Brands, Inc. (Miscellaneous Manufacturing)	10,740	532,060
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	7,518	324,026
Administaff, Inc. (Commercial Services)	6,444	221,996
Adolor Corp. * (Pharmaceuticals)	12,888	176,694
ADTRAN, Inc. (Telecommunications)	16,110	372,785
Advance America Cash Advance Centers, Inc. (Commercial Services)	19,332	289,787
Advanta Corp. - Class B (Diversified Financial Services)	7,518	295,006
Advent Software, Inc. * (Software)	6,444	238,557
Advisory Board Co. * (Commercial Services)	6,444	355,838
Aeroflex, Inc. * (Telecommunications)	23,628	255,182
Aeropostale, Inc. * (Retail)	12,888	377,747
Affordable Residential Communities * (REIT)	22,554	247,643
Affymetrix, Inc. * (Biotechnology)	16,110	410,805
Aftermarket Technology Corp. * (Auto Parts & Equipment)	9,666	181,624
Agile Software Corp. * (Internet)	33,294	224,402
Agilysys, Inc. (Computers)	11,814	175,202
Agree Realty Corp. (REIT)	13,962	489,507
AirTran Holdings, Inc. * (Airlines)	22,554	224,863
AK Steel Holding Corp. * (Iron/Steel)	25,776	384,836
Alaska Air Group, Inc. * (Airlines)	8,592	344,969
Alaska Communications Systems Group, Inc. (Telecommunications)	23,628	340,007
Albany International Corp. - Class A (Machinery-Diversified)	7,518	252,680
Alderwoods Group, Inc. * (Commercial Services)	13,962	277,704
Aleris International, Inc. * (Environmental Control)	7,518	387,252
Alexion Pharmaceuticals, Inc. * (Biotechnology)	8,592	320,997
Alkermes, Inc. * (Pharmaceuticals)	21,480	360,864

See accompanying notes to the Schedules of Portfolio Investments.

Allscripts Healthcare Solutions, Inc. * (Software)	13,962	329,364
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	12,888	254,151
Alpha Natural Resources, Inc. * (Coal)	13,962	222,135
Alpharma, Inc. - Class A (Pharmaceuticals)	10,740	237,032
AMERCO * (Trucking & Leasing)	3,222	295,522
America’s Car-Mart, Inc. * (Retail)	11,814	176,501
American Axle & Manufacturing
Holdings, Inc. (Auto Parts & Equipment)	15,036	281,925
American Campus Communities, Inc. (REIT)	15,036	400,409
American Commercial Lines, Inc. * (Transportation)	7,518	482,280
American Financial Realty Trust (REIT)	36,516	426,142
American Greetings Corp. - Class A (Household Products/Wares)	12,888	308,152
American Home Mortgage Investment Corp. (REIT)	9,666	330,287
American Medical Systems Holdings, Inc. * (Healthcare - Products)	19,332	344,303
American Physicians Capital, Inc. * (Insurance)	6,444	352,551
American Reprographics Co. * (Software)	7,518	266,889
American States Water Co. (Water)	9,666	405,972
AMERIGROUP Corp. * (Healthcare - Services)	11,814	353,947
Amkor Technology, Inc. * (Semiconductors)	25,776	178,112
AMN Healthcare Services, Inc. * (Commercial Services)	11,814	298,776
AmSurg Corp. * (Healthcare - Services)	9,666	203,179
Anaren, Inc. * (Telecommunications)	10,740	215,981
Andrew Corp. * (Telecommunications)	37,590	348,083
Andrx Group * (Pharmaceuticals)	17,184	422,555
Anixter International, Inc. * (Telecommunications)	7,518	449,276
ANSYS, Inc. * (Software)	7,518	345,828
Apogee Enterprises, Inc. (Building Materials)	16,110	259,210
Apollo Investment Corp. (Investment Companies)	23,628	509,421
Applebee’s International, Inc. (Retail)	20,406	465,665
Applera Corp. - Celera Genomics Group * (Biotechnology)	24,702	383,375
Applied Industrial Technologies, Inc. (Machinery-Diversified)	12,888	370,401
Applied Micro Circuits Corp. * (Semiconductors)	83,772	255,505
Apria Healthcare Group, Inc. * (Healthcare - Services)	12,888	300,162
aQuantive, Inc. * (Internet)	17,184	467,061
Aquila, Inc. * (Electric)	104,178	478,177
Arbitron, Inc. (Commercial Services)	7,518	315,756

See accompanying notes to the Schedules of Portfolio Investments.

Arch Chemicals, Inc. (Chemicals)	8,592	287,488
Arena Pharmaceuticals, Inc. * (Biotechnology)	17,184	262,056
Ares Capital Corp. (Investment Companies)	21,480	398,024
Ariba, Inc. * (Internet)	23,628	178,391
Arkansas Best Corp. (Transportation)	6,444	264,075
Array BioPharma, Inc. * (Pharmaceuticals)	24,702	242,574
Arris Group, Inc. * (Telecommunications)	25,776	345,398
ArthroCare Corp. * (Healthcare - Products)	7,518	303,802
ArvinMeritor, Inc. (Auto Parts & Equipment)	18,258	274,235
Aspen Technology, Inc. * (Software)	16,110	161,422
Astec Industries, Inc. * (Machinery - Construction & Mining)	6,444	205,499
Atheros Communications * (Telecommunications)	12,888	280,056
Atlas America, Inc. * (Oil & Gas)	6,444	309,376
ATMI, Inc. * (Semiconductors)	11,814	374,386
ATP Oil & Gas Corp. * (Oil & Gas)	6,444	277,028
Atwood Oceanics, Inc. * (Oil & Gas)	6,444	297,713
Avid Technology, Inc. * (Software)	9,666	349,136
Avista Corp. (Electric)	17,184	442,316
Avocent Corp. * (Internet)	11,814	433,692
Axcelis Technologies, Inc. * (Semiconductors)	35,442	244,550
Aztar Corp. * (Lodging)	8,592	460,272
Baldor Electric Co. (Hand/Machine Tools)	10,740	344,539
Bally Technologies, Inc. * (Entertainment)	16,110	319,784
BE Aerospace, Inc. * (Aerospace/Defense)	18,258	461,562
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	12,888	255,182
BearingPoint, Inc. * (Commercial Services)	46,182	384,696
Belden, Inc. (Electrical Components & Equipment)	10,740	388,788
Belo Corp. - Class A (Media)	23,628	413,963
Benchmark Electronics, Inc. * (Electronics)	15,036	399,206
Berry Petroleum Co. - Class A (Oil & Gas)	8,592	256,471
Big 5 Sporting Goods Corp. (Retail)	10,740	258,190
Big Lots, Inc. * (Retail)	26,850	565,997
Bill Barrett Corp. * (Oil & Gas)	8,592	245,130
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	4,296	315,412
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	23,628	378,757
BioMed Realty Trust, Inc. (REIT)	15,036	484,609
Biosite Diagnostics, Inc. * (Healthcare - Products)	4,296	197,315
Black Hills Corp. (Electric)	10,740	370,637
Blackbaud, Inc. (Software)	13,962	349,050
Blackboard, Inc. * (Software)	8,592	238,084

See accompanying notes to the Schedules of Portfolio Investments.

Blockbuster, Inc. - Class A * (Retail)	55,848	218,924
Blue Nile, Inc. * (Internet)	6,444	246,225
Bob Evans Farms, Inc. (Retail)	11,814	400,613
Books-A-Million, Inc. (Retail)	11,814	236,162
Borders Group, Inc. (Retail)	16,110	331,705
Boston Private Financial Holdings, Inc. (Banks)	13,962	385,910
Bowater, Inc. (Forest Products & Paper)	12,888	269,488
Bowne & Co., Inc. (Commercial Services)	20,406	318,946
Brady Corp. - Class A (Electronics)	10,740	397,380
Briggs & Stratton Corp. (Machinery-Diversified)	11,814	301,139
Bright Horizons Family Solutions, Inc. * (Commercial Services)	8,592	330,105
Brightpoint, Inc. * (Distribution/Wholesale)	13,962	168,940
Bristow Group, Inc. * (Transportation)	7,518	249,598
Broadwing Corp. * (Telecommunications)	20,406	305,682
Brocade Communications Systems, Inc. * (Computers)	61,218	496,477
Brookline Bancorp, Inc. (Savings & Loans)	33,294	443,809
Brooks Automation, Inc. * (Semiconductors)	22,554	320,267
Brown Shoe Co., Inc. (Retail)	8,592	334,744
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	7,518	315,004
Building Materials Holding Corp. (Distribution/Wholesale)	8,592	223,908
CACI International, Inc. - Class A * (Computers)	6,444	370,788
Calamos Asset Management, Inc. (Diversified Financial Services)	8,592	251,058
California Water Service Group (Water)	9,666	376,007
Callaway Golf Co. (Leisure Time)	22,554	302,900
Cambrex Corp. (Biotechnology)	11,814	276,448
Capital Bancorp Ltd. (Banks)	8,592	403,137
Capital Lease Funding, Inc. (REIT)	23,628	278,338
Capital Senior Living Corp. * (Healthcare - Services)	22,554	215,391
Carrizo Oil & Gas, Inc. * (Oil & Gas)	8,592	245,388
Carter’s, Inc. * (Apparel)	11,814	333,509
Casey’s General Stores, Inc. (Retail)	13,962	338,858
Cash America International, Inc. (Retail)	8,592	355,107
Catalina Marketing Corp. (Advertising)	11,814	299,485
Cathay Bancorp, Inc. (Banks)	15,036	517,990
Cavco Industries, Inc. * (Home Builders)	5,370	180,325
Cedar Shopping Centers, Inc. (REIT)	24,702	412,770
Celadon Group, Inc. * (Transportation)	9,666	181,334
Centene Corp. * (Healthcare - Services)	10,740	253,357
Center Financial Corp. (Banks)	15,036	363,270

See accompanying notes to the Schedules of Portfolio Investments.

Central European Distribution Corp. * (Distribution/Wholesale)	8,592	218,065
Central Garden & Pet Co. * (Household Products/Wares)	6,444	322,007
Central Pacific Financial Corp. (Banks)	12,888	474,150
Century Aluminum Co. * (Mining)	6,444	250,800
Cenveo, Inc. * (Commercial Services)	16,110	319,622
Cepheid, Inc. * (Healthcare - Products)	19,332	158,716
Ceradyne, Inc. * (Miscellaneous Manufacturing)	6,444	265,815
CF Industries Holdings, Inc. (Chemicals)	19,332	383,160
Champion Enterprises, Inc. * (Home Builders)	21,480	198,905
Chaparral Steel Co. * (Iron/Steel)	5,370	223,338
Charming Shoppes, Inc. * (Retail)	28,998	429,170
Charter Communications, Inc. - Class A * (Media)	171,840	395,232
CharterMac (Diversified Financial Services)	20,406	415,262
Checkpoint Systems, Inc. * (Electronics)	11,814	215,133
Chemed Corp. (Commercial Services)	6,444	228,698
Chesapeake Corp. (Packaging & Containers)	16,110	249,866
Chittenden Corp. (Banks)	19,332	570,101
Christopher & Banks Corp. (Retail)	9,666	260,885
Cincinnati Bell, Inc. * (Telecommunications)	73,032	342,520
CIRCOR International, Inc. (Metal Fabricate/Hardware)	11,814	389,508
Cirrus Logic, Inc. * (Semiconductors)	27,924	197,143
CKE Restaurants, Inc. (Retail)	17,184	335,775
Clarcor, Inc. (Miscellaneous Manufacturing)	12,888	419,891
CLECO Corp. (Electric)	18,258	469,231
Cleveland-Cliffs, Inc. (Iron/Steel)	5,370	227,097
CMGI, Inc. * (Internet)	163,248	228,547
CNET Networks, Inc. * (Internet)	37,590	336,055
CNS, Inc. (Household Products/Wares)	9,666	358,125
Coeur d’Alene Mines Corp. * (Mining)	67,662	331,544
Cogent, Inc. * (Electronics)	11,814	135,861
Cognex Corp. (Machinery-Diversified)	12,888	296,811
Coherent, Inc. * (Electronics)	8,592	276,920
Coinmatch Service Corp. - Class A (Commercial Services)	25,776	257,760
Coinstar, Inc. * (Commercial Services)	9,666	293,653
Comfort Systems USA, Inc. (Building Materials)	15,036	174,568
Commscope, Inc. * (Telecommunications)	12,888	411,256
Community Bank System, Inc. (Banks)	19,332	480,400
Compass Minerals International, Inc. (Mining)	13,962	432,125
Comstock Resources, Inc. * (Oil & Gas)	10,740	299,646

See accompanying notes to the Schedules of Portfolio Investments.

Comtech Telecommunications Corp. * (Telecommunications)	6,444	229,729
Conexant Systems, Inc. * (Semiconductors)	119,214	230,083
Conor Medsystems, Inc. * (Pharmaceuticals)	8,592	211,020
Consolidated Communications Holdings, Inc. (Telecommunications)	13,962	256,901
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	20,406	218,956
Corinthian Colleges, Inc. * (Commercial Services)	23,628	289,443
Cornell Companies, Inc. * (Commercial Services)	15,036	269,144
Corus Bankshares, Inc. (Banks)	11,814	242,541
CoStar Group, Inc. * (Commercial Services)	5,370	254,270
Covad Communications Group, Inc. * (Internet)	81,624	108,560
Cox Radio, Inc. - Class A * (Media)	22,554	379,809
Cross Country Healthcare, Inc. * (Commercial Services)	13,962	270,304
Crosstex Energy, Inc. (Oil & Gas)	3,222	309,248
CSG Systems International, Inc. * (Software)	12,888	347,718
CT Communications, Inc. (Telecommunications)	13,962	325,454
CTS Corp. (Electronics)	18,258	257,803
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	15,036	334,852
Cumulus Media, Inc. - Class A * (Media)	22,554	241,779
Curtiss-Wright Corp. (Aerospace/Defense)	10,740	363,442
CV Therapeutics, Inc. * (Pharmaceuticals)	15,036	194,716
Cymer, Inc. * (Electronics)	9,666	447,826
Daktronics, Inc. (Electronics)	10,740	254,645
Delta & Pine Land Co. (Agriculture)	10,740	435,078
Delta Petroleum Corp. * (Oil & Gas)	16,110	414,026
Deluxe Corp. (Commercial Services)	15,036	340,866
DepoMed, Inc. * (Pharmaceuticals)	32,220	139,835
DeVry, Inc. * (Commercial Services)	15,036	366,127
DiamondRock Hospitality Co. (REIT)	26,850	452,960
Digene Corp. * (Biotechnology)	5,370	249,329
Digital Insight Corp. * (Internet)	9,666	297,519
Digital River, Inc. * (Internet)	8,592	497,046
Digitas, Inc. * (Internet)	25,776	272,195
Dime Community Bancshares, Inc. (Savings & Loans)	28,998	404,522
Diodes, Inc. * (Semiconductors)	6,444	283,794
Direct General Corp. (Insurance)	16,110	212,491
DJO, Inc. * (Healthcare - Products)	6,444	259,242
Dobson Communications Corp. - Class A * (Telecommunications)	38,664	300,033
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	7,518	301,923
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	10,740	152,186

See accompanying notes to the Schedules of Portfolio Investments.

Dress Barn, Inc. * (Retail)	11,814	256,600
Drill-Quip, Inc. * (Oil & Gas Services)	6,444	253,765
DSW, Inc. - Class A * (Retail)	6,444	222,962
DTS, Inc. * (Home Furnishings)	11,814	252,701
Duquesne Light Holdings, Inc. (Electric)	24,702	489,841
Dycom Industries, Inc. * (Engineering & Construction)	11,814	275,384
EarthLink, Inc. * (Internet)	36,516	256,342
Eclipsys Corp. * (Software)	12,888	273,097
Education Realty Trust, Inc. (REIT)	19,332	299,066
eFunds Corp. * (Software)	12,888	319,622
EGL, Inc. * (Transportation)	8,592	292,042
El Paso Electric Co. * (Electric)	18,258	426,507
Electronics for Imaging, Inc. * (Computers)	15,036	355,451
EMCOR Group, Inc. * (Engineering & Construction)	7,518	444,690
Emmis Communications Corp. * (Media)	11,814	145,785
Empire District Electric Co. (Electric)	21,480	509,935
EMS Technologies, Inc. * (Telecommunications)	11,814	215,606
Emulex Corp. * (Semiconductors)	20,406	383,633
Encore Acquisition Co. * (Oil & Gas)	13,962	349,608
Encore Wire Corp. * (Electrical Components & Equipment)	6,444	173,215
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	9,666	355,612
Energy Partners, Ltd. * (Oil & Gas)	10,740	262,378
EnerSys * (Electrical Components & Equipment)	16,110	284,019
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	6,444	206,208
Entegris, Inc. * (Semiconductors)	38,664	433,423
Entravision Communications Corp. * (Media)	26,850	197,079
Enzo Biochem, Inc. * (Biotechnology)	13,962	199,657
Epicor Software Corp. * (Software)	19,332	271,228
Equinix, Inc. * (Internet)	6,444	440,770
Equity Inns, Inc. (REIT)	24,702	414,500
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	6,444	279,798
eSPEED, Inc. - Class A * (Diversified Financial Services)	27,924	275,331
Esterline Technologies Corp. * (Aerospace/Defense)	7,518	283,429
Ethan Allen Interiors, Inc. (Home Furnishings)	7,518	267,791
Euronet Worldwide, Inc. * (Commercial Services)	9,666	287,274
Evergreen Energy, Inc. * (Energy - Alternate Sources)	18,258	234,615
Evergreen Solar, Inc. * (Energy - Alternate Sources)	18,258	158,845
Exelixis, Inc. * (Biotechnology)	26,850	260,445
Extra Space Storage, Inc. (REIT)	20,406	376,287
F.N.B. Corp. (Banks)	31,146	527,302
FairPoint Communications, Inc. (Telecommunications)	16,110	290,302

See accompanying notes to the Schedules of Portfolio Investments.

Federal Signal Corp. (Miscellaneous Manufacturing)	16,110	245,839
FelCor Lodging Trust, Inc. (REIT)	20,406	423,629
FiberTower Corp. * (Telecommunications)	17,184	124,584
Fidelity Bankshares, Inc. (Savings & Loans)	12,888	511,396
Fieldstone Investment Corp. (REIT)	26,850	218,291
Financial Federal Corp. (Diversified Financial Services)	9,666	266,008
Finisar Corp. * (Telecommunications)	61,218	213,039
First BanCorp. (Banks)	27,924	276,448
First Commonwealth Financial Corp. (Banks)	34,368	459,500
First Community Bancorp - Class A (Banks)	7,518	401,987
First Indiana Corp. (Banks)	17,184	438,536
First Midwest Bancorp, Inc. (Banks)	16,110	612,662
First Niagara Financial Group, Inc. (Savings & Loans)	33,294	476,770
First Potomac Realty Trust (REIT)	12,888	398,755
First Republic Bank (Banks)	8,592	334,572
First State Bancorporation (Banks)	18,258	454,807
Fleetwood Enterprises, Inc. * (Home Builders)	24,702	176,372
FLIR Systems, Inc. * (Electronics)	16,110	514,553
Florida East Coast Industries, Inc. (Transportation)	8,592	513,372
Flow International Corp. * (Machinery-Diversified)	15,036	177,124
Flowers Foods, Inc. (Food)	12,888	350,167
FormFactor, Inc. * (Semiconductors)	10,740	410,053
Forward Air Corp. (Transportation)	8,592	278,982
Fossil, Inc. * (Household Products/Wares)	13,962	304,930
Foundry Networks, Inc. * (Telecommunications)	34,368	435,099
FPIC Insurance Group, Inc. * (Insurance)	7,518	268,693
Franklin Bank Corp. Houston * (Savings & Loans)	18,258	368,994
Freightcar America, Inc. (Miscellaneous Manufacturing)	4,296	228,418
Fremont General Corp. (Banks)	16,110	234,078
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	35,442	270,422
FTI Consulting, Inc. * (Commercial Services)	10,740	305,123
FuelCell Energy, Inc. * (Energy - Alternate Sources)	20,406	135,088
Fuller (H.B.) Co. (Chemicals)	7,518	186,371
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	7,518	297,713
Gaylord Entertainment Co. * (Lodging)	9,666	449,856
Gemstar-TV Guide International, Inc. * (Media)	80,550	280,314
GenCorp, Inc. * (Aerospace/Defense)	17,184	225,110
General Cable Corp. * (Electrical Components & Equipment)	11,814	444,207

See accompanying notes to the Schedules of Portfolio Investments.

General Communication, Inc. - Class A * (Telecommunications)	23,628	309,763
Genesco, Inc. * (Retail)	6,444	242,101
Genesee & Wyoming, Inc. - Class A * (Transportation)	9,666	271,518
Genesis Healthcare Corp. * (Healthcare - Services)	5,370	260,069
Gevity HR, Inc. (Commercial Services)	8,592	194,179
Giant Industries, Inc. * (Oil & Gas)	4,296	347,890
Gibraltar Industries, Inc. (Iron/Steel)	8,592	181,377
GMH Communities Trust (REIT)	21,480	300,076
Gold Kist, Inc. * (Food)	17,184	340,415
Graftech International, Ltd. * (Electrical Components & Equipment)	33,294	201,429
Granite Construction, Inc. (Engineering & Construction)	8,592	447,644
Great Wolf Resorts, Inc. * (Entertainment)	18,258	240,275
Greater Bay Bancorp (Banks)	17,184	442,488
Green Mountain Coffee Roasters, Inc. * (Beverages)	6,444	254,989
Greenhill & Co., Inc. (Diversified Financial Services)	4,296	291,870
Greif Brothers Corp. - Class A (Packaging & Containers)	4,296	402,578
Grey Wolf, Inc. * (Oil & Gas)	47,256	330,792
Group 1 Automotive, Inc. (Retail)	5,370	307,755
GSI Commerce, Inc. * (Internet)	15,036	271,099
GUESS?, Inc. * (Apparel)	5,370	305,822
Guitar Center, Inc. * (Retail)	6,444	279,476
Gulf Island Fabrication, Inc. (Oil & Gas Services)	15,036	442,359
Haemonetics Corp. * (Healthcare - Products)	6,444	293,846
Hancock Holding Co. (Banks)	8,592	440,770
Hanmi Financial Corp. (Banks)	19,332	413,125
Hanover Compressor Co. * (Oil & Gas Services)	23,628	437,591
Haverty Furniture Cos., Inc. (Retail)	16,110	254,538
Headwaters, Inc. * (Energy - Alternate Sources)	10,740	265,815
Healthcare Realty Trust, Inc. (REIT)	12,888	521,963
Healthcare Services Group, Inc. (Commercial Services)	15,036	408,677
HealthExtras, Inc. * (Pharmaceuticals)	7,518	173,140
Healthways, Inc. * (Healthcare - Services)	8,592	363,871
Heartland Express, Inc. (Transportation)	17,184	280,615
HEICO Corp. (Aerospace/Defense)	9,666	350,682
Heidrick & Struggles International, Inc. * (Commercial Services)	7,518	307,261
Hercules, Inc. * (Chemicals)	27,924	508,218
Herman Miller, Inc. (Office Furnishings)	16,110	552,251
Hexcel Corp. * (Aerospace/Defense Equipment)	23,628	382,537
Hibbett Sporting Goods, Inc. * (Retail)	10,740	314,038

See accompanying notes to the Schedules of Portfolio Investments.

Highland Hospitality Corp. (REIT)	26,850	371,067
Hologic, Inc. * (Healthcare - Products)	9,666	465,418
HomeBanc Corp. (REIT)	44,034	231,179
Horace Mann Educators Corp. (Insurance)	21,480	432,607
Horizon Health Corp. * (Healthcare - Services)	10,740	166,148
Houston Exploration Co. * (Oil & Gas)	6,444	349,007
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	11,814	364,461
Hub Group, Inc. - Class A * (Transportation)	12,888	350,038
Human Genome Sciences, Inc. * (Biotechnology)	33,294	444,475
Huron Consulting Group, Inc. * (Commercial Services)	6,444	257,502
Hutchinson Technology, Inc. * (Computers)	8,592	198,905
Hydril * (Oil & Gas Services)	4,296	257,975
Hyperion Solutions Corp. * (Software)	13,962	522,179
Iconix Brand Group, Inc. * (Apparel)	12,888	240,232
ICOS Corp. * (Biotechnology)	17,184	545,077
ICU Medical, Inc. * (Healthcare - Products)	5,370	226,883
IDACORP, Inc. (Electric)	12,888	508,174
IDT Corp. - Class B * (Telecommunications)	17,184	223,220
IKON Office Solutions, Inc. (Office/Business Equipment)	25,776	384,320
Illumina, Inc. * (Biotechnology)	10,740	472,130
Imation Corp. (Computers)	8,592	393,256
Immucor, Inc. * (Healthcare - Products)	17,184	473,076
IMPAC Mortgage Holdings, Inc. (REIT)	21,480	203,416
Informatica Corp. * (Software)	21,480	266,137
Infospace, Inc. * (Internet)	8,592	173,644
InnKeepers USA Trust (REIT)	20,406	349,963
Input/Output, Inc. * (Oil & Gas Services)	21,480	240,791
Insight Enterprises, Inc. * (Retail)	15,036	323,124
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	9,666	225,894
Interdigital Communications Corp. * (Telecommunications)	12,888	460,875
Intergraph Corp. * (Computers)	7,518	328,461
Interline Brands, Inc. * (Building Materials)	9,666	231,404
Intermagnetics General Corp. * (Electrical Components & Equipment)	10,740	293,739
Intermec, Inc. * (Machinery-Diversified)	11,814	266,996
International Coal Group, Inc. * (Coal)	32,220	167,222
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	9,666	496,349
Intervest Bancshares Corp. * (Banks)	7,518	268,693
Invacare Corp. (Healthcare - Products)	9,666	211,009
inVentiv Health, Inc. * (Advertising)	8,592	245,731

See accompanying notes to the Schedules of Portfolio Investments.

Inverness Medical Innovations, Inc. * (Healthcare - Products)	8,592	323,832
Iowa Telecommunications Services, Inc. (Telecommunications)	18,258	364,065
iPCS, Inc. * (Telecommunications)	5,370	289,712
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	30,072	258,018
Itron, Inc. * (Electronics)	5,370	292,343
j2 Global Communications, Inc. * (Internet)	11,814	324,176
Jack Henry & Associates, Inc. (Computers)	20,406	444,647
Jack in the Box, Inc. * (Retail)	9,666	542,358
Jackson Hewitt Tax Service, Inc. (Commercial Services)	9,666	334,444
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	30,072	372,592
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	10,740	232,951
Jer Investors Trust, Inc. (REIT)	19,332	347,203
JetBlue Airways Corp. * (Airlines)	38,664	485,620
Journal Communications, Inc. - Class A (Media)	24,702	289,013
K-V Pharmaceutical Co. * (Pharmaceuticals)	12,888	287,660
K2, Inc. * (Leisure Time)	22,554	308,088
Kadant, Inc. * (Machinery-Diversified)	10,740	293,202
Kaman Corp. (Aerospace/Defense)	11,814	240,887
Kanbay International, Inc. * (Computers)	13,962	396,521
KEMET Corp. * (Electronics)	25,776	189,454
Kensey Nash Corp. * (Healthcare - Products)	7,518	228,622
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	16,110	226,184
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	6,444	247,836
Kimball International, Inc. - Class B (Home Furnishings)	18,258	453,712
Kindred Healthcare, Inc. * (Healthcare - Services)	8,592	231,984
KKR Financial Corp. (REIT)	18,258	489,861
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	25,776	480,722
Knight Transportation, Inc. (Transportation)	16,110	293,524
Komag, Inc. * (Computers)	7,518	287,564
Korn/Ferry International * (Commercial Services)	13,962	308,700
Kronos, Inc. * (Computers)	7,518	254,860
Kyphon, Inc. * (Healthcare - Products)	10,740	424,230
Labor Ready, Inc. * (Commercial Services)	13,962	244,475
LaBranche & Co., Inc. * (Diversified Financial Services)	16,110	142,896
Laclede Group, Inc. (Gas)	15,036	535,733
Lance, Inc. (Food)	11,814	230,609
Landauer, Inc. (Commercial Services)	6,444	352,938
LaSalle Hotel Properties (REIT)	9,666	408,389

See accompanying notes to the Schedules of Portfolio Investments.

Lattice Semiconductor Corp. * (Semiconductors)	37,590	233,434
Lawson Software, Inc. * (Software)	36,516	278,252
LCA-Vision, Inc. (Healthcare - Products)	5,370	188,648
Lear Corp. (Auto Parts & Equipment)	16,110	486,684
Lee Enterprises, Inc. (Media)	13,962	398,336
LIFE TIME FITNESS, Inc. * (Leisure Time)	8,592	442,747
Lifecell Corp. * (Biotechnology)	9,666	226,474
Lightbridge, Inc. * (Telecommunications)	13,962	161,401
Lindsay Manufacturing Co. (Machinery-Diversified)	8,592	282,591
Littelfuse, Inc. * (Electrical Components & Equipment)	7,518	254,559
Live Nation, Inc. * (Commercial Services)	16,110	342,499
LKQ Corp. * (Distribution/Wholesale)	13,962	323,081
Lodgian, Inc. * (Lodging)	16,110	229,568
Lone Star Technologies, Inc. * (Oil & Gas Services)	7,518	362,969
Longs Drug Stores Corp. (Retail)	7,518	323,575
Longview Fibre Co. (Forest Products & Paper)	15,036	316,658
LTC Properties, Inc. (REIT)	19,332	523,896
Lufkin Industries, Inc. (Oil & Gas Services)	4,296	259,221
Luminent Mortgage Capital, Inc. (REIT)	26,850	284,879
Luminex Corp. * (Healthcare - Products)	13,962	225,067
Macrovision Corp. * (Entertainment)	13,962	371,528
Magellan Health Services, Inc. * (Healthcare - Services)	8,592	374,955
Maguire Properties, Inc. (REIT)	10,740	459,242
Manhattan Associates, Inc. * (Computers)	12,888	380,583
Mariner Energy, Inc. * (Oil & Gas)	18,258	361,873
Martek Biosciences Corp. * (Biotechnology)	8,592	203,802
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	12,888	326,710
MasTec, Inc. * (Telecommunications)	13,962	152,884
Mattson Technology, Inc. * (Semiconductors)	21,480	210,074
Maxwell Technologies, Inc. * (Computers)	10,740	192,783
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	10,740	282,355
McDATA Corp. - Class A * (Computers)	49,404	280,121
MCG Capital Corp. (Investment Companies)	19,332	346,429
McMoRan Exploration Co. * (Oil & Gas)	11,814	178,628
Meadowbrook Insurance Group, Inc. * (Insurance)	30,072	362,368
Medarex, Inc. * (Pharmaceuticals)	33,294	430,158

See accompanying notes to the Schedules of Portfolio Investments.

Media General, Inc. - Class A (Media)	7,518	278,918
Medical Action Industries, Inc. * (Healthcare - Products)	9,666	256,826
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	12,888	451,595
Mentor Corp. (Healthcare - Products)	8,592	402,106
Mentor Graphics Corp. * (Computers)	21,480	362,368
Meridian Bioscience, Inc. (Healthcare - Products)	8,592	198,046
Merit Medical Systems, Inc. * (Healthcare - Products)	16,110	254,699
Meritage Homes Corp. * (Home Builders)	5,370	245,839
Metal Management, Inc. (Environmental Control)	7,518	206,595
MGI Pharma, Inc. * (Pharmaceuticals)	19,332	367,888
Micrel, Inc. * (Semiconductors)	23,628	263,688
Micros Systems, Inc. * (Computers)	9,666	480,207
Microsemi Corp. * (Semiconductors)	17,184	336,806
MicroStrategy, Inc. - Class A * (Software)	2,148	256,364
MKS Instruments, Inc. * (Semiconductors)	11,814	255,773
Mobile Mini, Inc. * (Storage/Warehousing)	10,740	345,506
Modine Manufacturing Co. (Auto Parts & Equipment)	10,740	255,719
Molecular Devices Corp. * (Electronics)	6,444	129,782
Moog, Inc. - Class A * (Aerospace/Defense)	9,666	360,542
Movado Group, Inc. (Retail)	10,740	276,555
MPS Group, Inc. * (Commercial Services)	25,776	393,084
MTS Systems Corp. (Computers)	6,444	214,521
Mueller Industries, Inc. (Metal Fabricate/Hardware)	9,666	354,452
Myogen, Inc. * (Biotechnology)	10,740	561,703
Myriad Genetics, Inc. * (Biotechnology)	11,814	317,678
Nara Bancorp, Inc. (Banks)	17,184	326,496
NATCO Group, Inc. - Class A * (Oil & Gas Services)	6,444	213,554
National Financial Partners (Diversified Financial Services)	9,666	380,840
Navigant Consulting Co. * (Commercial Services)	11,814	210,407
Navistar International Corp. * (Auto Manufacturers)	15,036	416,948
NBTY, Inc. * (Pharmaceuticals)	12,888	358,544
NCI Building Systems, Inc. * (Building Materials)	5,370	321,395
NCO Group, Inc. * (Commercial Services)	9,666	260,595
Nektar Therapeutics * (Biotechnology)	21,480	309,956
NetBank, Inc. (Internet)	41,886	222,415
Netflix, Inc. * (Internet)	10,740	297,068
NETGEAR, Inc. * (Telecommunications)	9,666	259,049
NewAlliance Bancshares, Inc. (Savings & Loans)	35,442	548,642

See accompanying notes to the Schedules of Portfolio Investments.

Newcastle Investment Corp. (REIT)	12,888	382,387
NewMarket Corp. (Chemicals)	5,370	345,291
Newport Corp. * (Telecommunications)	15,036	325,078
Nordson Corp. (Machinery-Diversified)	7,518	346,204
NorthStar Realty Finance Corp. (REIT)	23,628	357,964
NorthWestern Corp. (Electric)	11,814	417,979
Novastar Financial, Inc. (REIT)	8,592	274,257
NS Group, Inc. * (Metal Fabricate/Hardware)	5,370	350,983
Nu Skin Enterprises, Inc. (Retail)	19,332	369,628
Nuance Communications, Inc. * (Software)	30,072	347,031
NuCo2, Inc. * (Distribution/Wholesale)	9,666	270,455
NuVasive, Inc. * (Healthcare - Products)	12,888	302,997
Nuvelo, Inc. * (Pharmaceuticals)	16,110	297,068
O’Charley’s, Inc. * (Retail)	18,258	363,152
Odyssey Healthcare, Inc. * (Healthcare - Services)	12,888	170,766
Ohio Casualty Corp. (Insurance)	17,184	471,358
Oil States International, Inc. * (Oil & Gas Services)	10,740	311,890
Old Dominion Freight Line, Inc. * (Transportation)	7,518	207,948
Old National Bancorp (Banks)	26,850	509,613
Olin Corp. (Chemicals)	18,258	315,863
OM Group, Inc. * (Chemicals)	7,518	428,526
OMEGA Healthcare Investors, Inc. (REIT)	27,924	471,357
OmniVision Technologies, Inc. * (Semiconductors)	12,888	211,621
ON Semiconductor Corp. * (Semiconductors)	41,886	260,531
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	13,962	262,206
Open Solutions, Inc. * (Software)	8,592	321,083
Openwave Systems, Inc. * (Internet)	23,628	203,910
Opsware, Inc. * (Internet)	26,850	244,067
Orbital Sciences Corp. * (Aerospace/Defense)	17,184	312,061
Oregon Steel Mills, Inc. * (Iron/Steel)	7,518	408,980
Oriental Financial Group, Inc. (Banks)	24,702	295,436
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	12,888	493,352
Owens & Minor, Inc. (Distribution/Wholesale)	10,740	338,417
P.F. Chang’s China Bistro, Inc. * (Retail)	7,518	314,403
Pacer International, Inc. (Transportation)	10,740	329,611
Pacific Sunwear of California, Inc. * (Retail)	17,184	302,782
Palm, Inc. * (Computers)	20,406	313,232
Palomar Medical Technologies, Inc. * (Healthcare - Products)	5,370	252,873

See accompanying notes to the Schedules of Portfolio Investments.

Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	9,666	188,390
Parallel Petroleum Corp. * (Oil & Gas)	11,814	239,234
Parametric Technology Corp. * (Software)	28,998	566,621
PAREXEL International Corp. * (Commercial Services)	9,666	286,114
Parker Drilling Co. * (Oil & Gas)	31,146	255,086
Pathmark Stores, Inc. * (Food)	23,628	239,352
Payless ShoeSource, Inc. * (Retail)	15,036	402,213
Peet’s Coffee & Tea, Inc. * (Beverages)	8,592	229,836
Penn Virginia Corp. (Oil & Gas)	5,370	384,223
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	9,666	171,282
Per-Se Technologies, Inc. * (Software)	11,814	289,207
Pericom Semiconductor Corp. * (Semiconductors)	28,998	278,671
Perot Systems Corp. - Class A * (Computers)	22,554	332,672
Perrigo Co. (Pharmaceuticals)	21,480	384,277
Perry Ellis International, Inc. * (Apparel)	10,740	392,654
Petrohawk Energy Corp. * (Oil & Gas)	19,332	219,032
PFF Bancorp, Inc. (Savings & Loans)	15,036	466,266
PHH Corp. * (Commercial Services)	12,888	355,709
Phillips-Van Heusen Corp. (Apparel)	12,888	589,755
Photronics, Inc. * (Semiconductors)	15,036	210,354
Pier 1 Imports, Inc. (Retail)	24,702	161,551
Pilgrim’s Pride Corp. (Food)	9,666	241,457
Pinnacle Entertainment, Inc. * (Entertainment)	11,814	357,492
Pioneer Drilling Co. * (Oil & Gas)	13,962	183,321
Piper Jaffray * (Diversified Financial Services)	5,370	371,336
Placer Sierra Bancshares (Banks)	13,962	331,179
Plantronics, Inc. (Telecommunications)	11,814	249,394
Plexus Corp. * (Electronics)	10,740	235,421
PNM Resources, Inc. (Electric)	18,258	514,145
Polaris Industries, Inc. (Leisure Time)	9,666	413,898
Polycom, Inc. * (Telecommunications)	20,406	559,123
PolyMedica Corp. (Healthcare - Products)	6,444	267,748
PolyOne Corp. * (Chemicals)	28,998	237,784
Portfolio Recovery Associates, Inc. *	5,370	250,349
(Diversified Financial Services) Potlatch Corp. (Forest Products & Paper)	9,666	392,440
Powerwave Technologies, Inc. * (Telecommunications)	28,998	188,777
Preferred Bank (Banks)	11,814	691,945
Premiere Global Services, Inc. * (Telecommunications)	27,924	232,328
Priceline.com, Inc. * (Internet)	7,518	302,900
PrivateBancorp, Inc. (Banks)	9,666	396,983
ProAssurance Corp. * (Insurance)	9,666	470,735
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	9,666	252,476
Progress Software Corp. * (Software)	11,814	340,125

See accompanying notes to the Schedules of Portfolio Investments.

Prosperity Bancshares, Inc. (Banks)	12,888	447,085
PSS World Medical, Inc. * (Healthcare - Products)	18,258	367,351
Psychiatric Solutions, Inc. * (Healthcare - Services)	12,888	427,881
Quanex Corp. (Metal Fabricate/Hardware)	8,592	287,918
Quantum Corp. * (Computers)	75,180	163,892
Quest Resource Corp. * (Oil & Gas)	15,036	155,623
Quest Software, Inc. * (Software)	18,258	268,940
Quiksilver, Inc. * (Apparel)	30,072	419,504
Rackable Systems, Inc. * (Computers)	6,444	199,828
Radio One, Inc. - Class D * (Media)	28,998	196,896
RadiSys Corp. * (Computers)	10,740	196,864
Ralcorp Holdings, Inc. * (Food)	7,518	371,765
Ramco-Gershenson Properties Trust (REIT)	17,184	563,806
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	10,740	291,913
RCN Corp. * (Telecommunications)	12,888	372,205
Reader’s Digest Association, Inc. (Media)	30,072	432,436
RealNetworks, Inc. * (Internet)	26,850	294,813
Red Robin Gourmet Burgers, Inc. * (Retail)	5,370	259,049
Redback Networks, Inc. * (Internet)	13,962	220,879
Regal-Beloit Corp. (Hand/Machine Tools)	7,518	371,765
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	15,036	301,472
Regis Corp. (Retail)	10,740	403,287
Rent-A-Center, Inc. * (Commercial Services)	16,110	463,323
Rentech, Inc. * (Environmental Control)	41,886	178,016
Republic Bancorp, Inc. (Banks)	37,590	502,954
Republic Property Trust (REIT)	30,072	374,096
Resources Connection, Inc. * (Commercial Services)	12,888	372,979
Rewards Network, Inc. * (Commercial Services)	24,702	139,813
RF Micro Devices, Inc. * (Telecommunications)	46,182	337,129
Rofin-Sinar Technologies, Inc. * (Electronics)	5,370	330,685
Rogers Corp. * (Electronics)	5,370	375,739
RTI International Metals, Inc. * (Mining)	5,370	329,288
Ruby Tuesday, Inc. (Retail)	15,036	417,249
Rush Enterprises, Inc. * (Retail)	11,814	221,631
Ryan’s Restaurant Group, Inc. * (Retail)	26,850	435,239
Ryerson, Inc. (Iron/Steel)	7,518	181,184
Safety Insurance Group, Inc. (Insurance)	6,444	322,264
Saia, Inc. * (Transportation)	7,518	201,482
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	16,110	214,746
Saxon Capital, Inc. (REIT)	20,406	288,745
ScanSource, Inc. * (Distribution/Wholesale)	9,666	303,416

See accompanying notes to the Schedules of Portfolio Investments.

Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	6,444	225,282
Sciele Pharma, Inc. * (Pharmaceuticals)	8,592	187,392
Seabright Insurance Holdings * (Insurance)	13,962	229,116
Select Comfort Corp. * (Retail)	12,888	275,545
Semtech Corp. * (Semiconductors)	20,406	265,890
Shuffle Master, Inc. * (Entertainment)	9,666	270,455
Signature Bank * (Banks)	12,888	390,893
Silicon Image, Inc. * (Semiconductors)	25,776	304,930
Simpson Manufacturing Co., Inc. (Building Materials)	9,666	274,418
Sinclair Broadcast Group, Inc. - Class A (Media)	27,924	251,874
SiRF Technology Holdings, Inc. * (Semiconductors)	11,814	332,210
Sirona Dental Systems, Inc. (Healthcare - Products)	5,370	198,690
Skyline Corp. (Home Builders)	7,518	296,886
SkyWest, Inc. (Airlines)	15,036	400,860
Skyworks Solutions, Inc. * (Semiconductors)	42,960	284,825
Sohu.com, Inc. * (Internet)	7,518	171,711
Sonic Corp. * (Retail)	21,480	488,669
SonicWALL, Inc. * (Internet)	23,628	248,094
SonoSite, Inc. * (Healthcare - Products)	6,444	183,654
Sonus Networks, Inc. * (Telecommunications)	63,366	331,404
Sotheby’s (Commercial Services)	13,962	530,555
Southwest Bancorp, Inc. (Banks)	17,184	465,858
Southwest Gas Corp. (Water)	19,332	243,777
Spartan Stores, Inc. (Food)	16,110	333,155
Spartech Corp. (Chemicals)	12,888	353,131
Spherion Corp. * (Commercial Services)	22,554	163,517
Spirit Finance Corp. (REIT)	37,590	447,697
SPSS, Inc. * (Software)	6,444	178,305
SRA International, Inc. - Class A * (Computers)	9,666	309,795
Stage Stores, Inc. (Retail)	8,592	278,467
Stamps.com, Inc. * (Internet)	6,444	103,426
Standex International Corp. (Miscellaneous Manufacturing)	11,814	344,024
Stepan Co. (Chemicals)	9,666	304,092
STERIS Corp. (Healthcare - Products)	16,110	392,601
Sterling Bancorp (Banks)	17,184	334,744
Sterling Bancshares, Inc. (Banks)	24,702	452,294
Sterling Financial Corp. - Spokane (Savings & Loans)	11,814	392,934
Steven Madden, Ltd. (Apparel)	7,518	324,327
Stone Energy Corp. * (Oil & Gas)	6,444	251,123
Strategic Hotels & Resorts, Inc. (REIT)	20,406	434,036
Strayer Education, Inc. (Commercial Services)	3,222	364,473
Sun-Times Media Group, Inc. - Class A (Media)	37,590	218,022

See accompanying notes to the Schedules of Portfolio Investments.

Sunrise Assisted Living, Inc. * (Healthcare - Services)	10,740	335,195
Sunstone Hotel Investors, Inc. (REIT)	16,110	474,601
Superior Essex, Inc. * (Electrical Components & Equipment)	7,518	281,850
SVB Financial Group * (Banks)	10,740	494,255
Swift Energy Co. * (Oil & Gas)	7,518	351,241
SWS Group, Inc. (Diversified Financial Services)	10,740	298,465
Sybase, Inc. * (Software)	20,406	496,886
Sycamore Networks, Inc. * (Telecommunications)	60,144	225,540
Sykes Enterprises, Inc. * (Computers)	11,814	239,706
Symyx Technologies, Inc. * (Chemicals)	11,814	290,034
Synagro Technologies, Inc. (Environmental Control)	55,848	241,263
Take-Two Interactive Software, Inc. * (Software)	19,332	270,455
TALX Corp. (Computers)	9,666	235,077
Tanger Factory Outlet Centers, Inc. (REIT)	12,888	480,722
Technitrol, Inc. (Electronics)	12,888	325,035
Tekelec * (Telecommunications)	18,258	269,306
Teledyne Technologies, Inc. * (Aerospace/Defense)	9,666	403,266
Telik, Inc. * (Biotechnology)	17,184	325,637
Tempur-Pedic International, Inc. * (Home Furnishings)	15,036	296,811
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	11,814	268,178
Tessera Technologies, Inc. * (Semiconductors)	12,888	449,920
Tetra Tech, Inc. * (Environmental Control)	17,184	312,405
Texas Industries, Inc. (Building Materials)	5,370	333,477
Texas Regional Bancshares, Inc. - Class A (Banks)	13,962	542,424
Texas Roadhouse, Inc. - Class A * (Retail)	19,332	279,347
The BISYS Group, Inc. * (Computers)	28,998	320,138
The Cato Corp. - Class A (Retail)	10,740	245,839
The Children’s Place Retail Stores, Inc. * (Retail)	5,370	376,920
The Commerce Group, Inc. (Insurance)	15,036	445,066
The Finish Line, Inc. - Class A (Retail)	15,036	194,867
The Genlyte Group, Inc. * (Building Materials)	6,444	497,863
The Geo Group, Inc. * (Commercial Services)	9,666	367,308
The Gymboree Corp. * (Apparel)	8,592	399,184
The Hain Celestial Group, Inc. * (Food)	10,740	303,190
The Medicines Co. * (Pharmaceuticals)	16,110	418,216
The Men’s Wearhouse, Inc. (Retail)	10,740	427,989

See accompanying notes to the Schedules of Portfolio Investments.

The Mills Corp. (REIT)	13,962	255,086
The Nautilus Group, Inc. (Leisure Time)	12,888	182,107
The Pantry, Inc. * (Retail)	5,370	293,095
The Phoenix Cos., Inc. (Insurance)	28,998	459,328
The Standard Register Co. (Household Products/Wares)	20,406	276,093
The Steak n Shake Co. * (Retail)	16,110	299,485
The Stride Rite Corp. (Apparel)	23,628	348,513
The Timberland Co. - Class A * (Apparel)	12,888	371,819
The Topps Co., Inc. (Toys/Games/Hobbies)	33,294	290,657
The TriZetto Group, Inc. * (Internet)	17,184	293,675
The Ultimate Software Group, Inc. * (Software)	9,666	239,137
The Warnaco Group, Inc. * (Apparel)	13,962	296,553
Thoratec Corp. * (Healthcare - Products)	15,036	236,817
THQ, Inc. * (Software)	15,036	452,133
Tibco Software, Inc. * (Internet)	51,552	476,855
Time Warner Telecom, Inc. - Class A * (Telecommunications)	19,332	385,480
Trammell Crow Co. * (Real Estate)	9,666	471,218
Transaction Systems Architect, Inc. * (Software)	8,592	289,636
Tredegar Corp. (Miscellaneous Manufacturing)	15,036	262,228
TreeHouse Foods, Inc. * (Food)	10,740	272,366
Triarc Cos., Inc. (Retail)	23,628	396,714
Trico Marine Services, Inc. * (Oil & Gas Services)	8,592	292,987
Trident Microsystems, Inc. * (Software)	15,036	317,861
TriQuint Semiconductor, Inc. * (Semiconductors)	51,552	231,984
Trump Entertainment Resorts, Inc. * (Lodging)	11,814	240,179
Trustreet Properties, Inc. (REIT)	23,628	400,967
TTM Technologies, Inc. * (Electronics)	13,962	169,638
Tupperware Corp. (Household Products/Wares)	18,258	387,618
Tween Brands, Inc. * (Retail)	7,518	314,403
Tyler Technologies, Inc. * (Computers)	21,480	304,801
U-Store-It Trust (REIT)	17,184	377,361
UAP Holding Corp. (Chemicals)	15,036	376,351
UCBH Holdings, Inc. (Banks)	27,924	478,617
Umpqua Holdings Corp. (Banks)	18,258	515,606
Under Armour, Inc. - Class A * (Retail)	5,370	248,900
United Fire & Casualty Co. (Insurance)	8,592	303,985
United Natural Foods, Inc. * (Food)	10,740	374,826
United Online, Inc. (Internet)	20,406	275,889
United Stationers, Inc. * (Distribution/Wholesale)	7,518	358,984
United Surgical Partners International, Inc. * (Healthcare - Services)	10,740	266,567

See accompanying notes to the Schedules of Portfolio Investments.

United Therapeutics Corp. * (Pharmaceuticals)	5,370	321,395
Universal Compression Holdings, Inc. * (Oil & Gas Services)	6,444	388,315
Universal Corp. (Agriculture)	8,592	316,357
Universal Forest Products, Inc. (Building Materials)	4,296	194,952
USA Mobility, Inc. (Telecommunications)	9,666	245,323
USEC, Inc. (Mining)	23,628	263,688
UTStarcom, Inc. * (Telecommunications)	33,294	358,576
Vail Resorts, Inc. * (Entertainment)	8,592	332,081
Valassis Communications, Inc. * (Commercial Services)	12,888	193,449
Valeant Pharmaceuticals International (Pharmaceuticals)	22,554	421,309
Valmont Industries, Inc. (Metal Fabricate/Hardware)	5,370	299,646
ValueClick, Inc. * (Internet)	24,702	464,398
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	12,888	470,283
Varian, Inc. * (Electronics)	8,592	402,879
Veeco Instruments, Inc. * (Semiconductors)	9,666	180,658
Ventana Medical Systems, Inc. * (Healthcare - Products)	7,518	303,652
Veritas DGC, Inc. * (Oil & Gas Services)	8,592	618,709
ViaSat, Inc. * (Telecommunications)	8,592	233,187
Viasys Healthcare, Inc. * (Healthcare - Products)	9,666	276,931
Virginia Commerce Bancorp, Inc. * (Banks)	13,962	284,266
Visteon Corp. * (Auto Parts & Equipment)	34,368	253,636
W Holding Co., Inc. (Banks)	44,034	250,553
W-H Energy Services, Inc. * (Oil & Gas Services)	7,518	352,068
W.R. Grace & Co. * (Chemicals)	18,258	244,657
Wabtec Corp. (Machinery-Diversified)	11,814	370,841
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	23,628	602,515
Warren Resources, Inc. * (Oil & Gas)	18,258	215,262
Washington Group International, Inc. (Engineering & Construction)	6,444	364,859
Watsco, Inc. (Distribution/Wholesale)	6,444	320,911
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	10,740	484,910
WebEx Communications, Inc. * (Internet)	9,666	371,658
webMethods, Inc. * (Internet)	21,480	161,530
Websense, Inc. * (Internet)	12,888	352,745
West Pharmaceutical Services, Inc. (Healthcare - Products)	8,592	361,208
Westamerica Bancorp (Banks)	11,814	588,928
Westar Energy, Inc. (Electric)	22,554	571,068
Whiting Petroleum Corp. * (Oil & Gas)	8,592	383,288
Wilshire Bancorp, Inc. (Banks)	17,184	339,900

See accompanying notes to the Schedules of Portfolio Investments.

Wind River Systems, Inc. * (Software)	21,480	235,850
Winnebago Industries, Inc. (Home Builders)	9,666	321,781
Winston Hotels, Inc. (REIT)	35,442	428,848
Wintrust Financial Corp. (Banks)	8,592	414,650
Witness Systems, Inc. * (Software)	10,740	190,528
WMS Industries, Inc. * (Leisure Time)	8,592	303,555
Wolverine World Wide, Inc. (Apparel)	15,036	426,421
World Acceptance Corp. * (Diversified Financial Services)	7,518	375,825
World Fuel Services Corp. (Retail)	7,518	323,424
Worthington Industries, Inc. (Metal Fabricate/Hardware)	18,258	315,498
Wright Express Corp. * (Commercial Services)	10,740	293,954
Wright Medical Group, Inc. * (Healthcare - Products)	11,814	291,924
Yankee Candle Co., Inc. (Household Products/Wares)	10,740	363,549
Zale Corp. * (Retail)	12,888	371,690
Zenith National Insurance Corp. (Insurance)	9,666	449,662
Zoll Medical Corp. * (Healthcare - Products)	8,592	332,510
Zoran Corp. * (Semiconductors)	12,888	179,401
Zymogenetics, Inc. * (Pharmaceuticals)	12,888	206,852

TOTAL COMMON STOCKS (Cost $241,667,720)		254,939,859

	Principal Amount
Repurchase Agreements (29.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $105,929,328 (Collateralized by $102,294,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 4/15/07 - 7/18/11, market value $108,033,929)	$105,914,000	105,914,000

TOTAL REPURCHASE AGREEMENTS (Cost $105,914,000)		105,914,000

	Shares
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	275	18

TOTAL RIGHTS/WARRANTS (Cost $0)		18

TOTAL INVESTMENT SECURITIES (Cost $347,581,720) - 100.0% of net assets		$360,853,877

Percentages indicated are based on net assets of $360,761,192.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $86,523,750)	225	$6,361,369

E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $155,358,200)	2,020	2,468,154

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	$202,786,142	179,696

Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	21,685,225	18,588

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.9%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	5.0%
Beverages	0.1%
Biotechnology	1.8%
Building Materials	0.6%
Chemicals	1.2%
Coal	0.1%
Commercial Services	4.1%
Computers	2.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.6%
Electric	1.4%
Electrical Components & Equipment	0.7%
Electronics	1.5%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	0.2%
Healthcare-Products	2.6%
Healthcare-Services	1.1%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Insurance	1.3%
Internet	2.6%
Investment Companies	0.3%
Iron/Steel	0.5%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	0.8%
Media	1.1%
Metal Fabricate/Hardware	0.6%
Mining	0.4%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.2%
Packaging & Containers	0.2%
Pharmaceuticals	2.6%
Real Estate	0.1%
Real Estate Investment Trust	4.6%
Retail	4.9%
Savings & Loans	1.0%
Semiconductors	2.4%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	3.6%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.3%
Other **	29.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraDow 30 ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (81.9%)
3M Co. (Miscellaneous Manufacturing)	33,500	$2,641,140
Alcoa, Inc. (Mining)	33,500	968,485
Altria Group, Inc. (Agriculture)	33,500	2,724,555
American Express Co. (Diversified Financial Services)	33,500	1,936,635
American International Group, Inc. (Insurance)	33,500	2,250,195
AT&T, Inc. (Telecommunications)	33,500	1,147,375
Boeing Co. (Aerospace/Defense)	33,500	2,675,310
Caterpillar, Inc. (Machinery - Construction & Mining)	33,500	2,033,785
Citigroup, Inc. (Diversified Financial Services)	33,500	1,680,360
Coca-Cola Co. (Beverages)	33,500	1,565,120
Du Pont (Chemicals)	33,500	1,534,300
Exxon Mobil Corp. (Oil & Gas)	33,500	2,392,570
General Electric Co. (Miscellaneous Manufacturing)	33,500	1,176,185
General Motors Corp. (Auto Manufacturers)	33,500	1,169,820
Hewlett-Packard Co. (Computers)	33,500	1,297,790
Home Depot, Inc. (Retail)	33,500	1,250,555
Honeywell International, Inc. (Miscellaneous Manufacturing)	33,500	1,411,020
Intel Corp. (Semiconductors)	33,500	714,890
International Business Machines Corp. (Computers)	33,500	3,093,055
J.P. Morgan Chase & Co. (Diversified Financial Services)	33,500	1,589,240
Johnson & Johnson (Healthcare - Products)	33,500	2,257,900
McDonald’s Corp. (Retail)	33,500	1,404,320
Merck & Co., Inc. (Pharmaceuticals)	33,500	1,521,570
Microsoft Corp. (Software)	33,500	961,785
Pfizer, Inc. (Pharmaceuticals)	33,500	892,775
Procter & Gamble Co. (Cosmetics/Personal Care)	33,500	2,123,565
United Technologies Corp. (Aerospace/Defense)	33,500	2,201,620
Verizon Communications, Inc. (Telecommunications)	33,500	1,239,500
Wal-Mart Stores, Inc. (Retail)	33,500	1,650,880
Walt Disney Co. (Media)	33,500	1,053,910

TOTAL COMMON STOCKS (Cost $44,692,446)		50,560,210

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (10.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $6,456,934 (Collateralized by $6,403,000 of various Federal Farm Credit Bank Securities, 5.25% - 5.375%, 12/4/07 - 7/18/11, market value $6,586,624)	$6,456,000	6,456,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,456,000)		6,456,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Put Option 8000 expiring December 2006	800	6,208

TOTAL OPTIONS PURCHASED (Cost $10,800)		6,208

TOTAL INVESTMENT SECURITIES (Cost $51,159,246) - 92.3% of net assets		$57,022,418

Percentages indicated are based on net assets of $61,790,790.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring December 2006 (Underlying face amount at value $54,611,590)	902	$1,574,993

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 11/28/06	$18,083,021	(19,586)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Aerospace/Defense	7.9%
Agriculture	4.4%
Auto Manufacturers	1.9%
Beverages	2.5%
Chemicals	2.5%
Computers	7.1%
Cosmetics/Personal Care	3.4%
Diversified Financial Services	8.4%
Healthcare-Products	3.7%
Insurance	3.6%
Machinery-Construction & Mining	3.3%
Media	1.7%
Mining	1.6%
Miscellaneous Manufacturing	8.4%
Oil & Gas	3.9%
Pharmaceuticals	3.9%
Retail	7.0%
Semiconductors	1.2%
Software	1.6%
Telecommunications	3.9%
Other*	10.4%

*	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraOTC ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (88.0%)
Activision, Inc. * (Software)	56,485	$870,999
Adobe Systems, Inc. * (Software)	127,743	4,886,170
Akamai Technologies, Inc. * (Internet)	33,891	1,588,132
Altera Corp. * (Semiconductors)	113,839	2,099,191
Amazon.com, Inc. * (Internet)	62,568	2,383,215
American Power Conversion Corp. (Electrical Components & Equipment)	43,450	1,313,494
Amgen, Inc. * (Biotechnology)	122,529	9,301,177
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	26,939	1,184,238
Apollo Group, Inc. - Class A * (Commercial Services)	39,105	1,445,321
Apple Computer, Inc. * (Computers)	268,521	21,771,682
Applied Materials, Inc. (Semiconductors)	161,634	2,810,815
Autodesk, Inc. * (Software)	53,878	1,980,017
BEA Systems, Inc. * (Software)	81,686	1,329,031
Bed Bath & Beyond, Inc. * (Retail)	85,162	3,431,177
Biogen Idec, Inc. * (Biotechnology)	84,293	4,012,347
Biomet, Inc. (Healthcare - Products)	73,865	2,795,052
Broadcom Corp. - Class A * (Semiconductors)	96,459	2,919,814
C.H. Robinson Worldwide, Inc. (Transportation)	37,367	1,559,699
Cadence Design Systems, Inc. * (Computers)	66,044	1,179,546
CDW Corp. (Distribution/Wholesale)	18,249	1,198,412
Celgene Corp. * (Biotechnology)	78,210	4,179,542
Check Point Software Technologies, Ltd. * (Internet)	53,009	1,098,346
CheckFree Corp. * (Internet)	19,987	789,087
Cintas Corp. (Textiles)	43,450	1,798,830
Cisco Systems, Inc. * (Telecommunications)	491,854	11,868,437
Citrix Systems, Inc. * (Software)	49,533	1,462,709
Cognizant Technology Solutions Corp. * (Computers)	31,284	2,355,060
Comcast Corp. - Special Class A * (Media)	215,512	8,764,873
Comverse Technology, Inc. * (Telecommunications)	46,926	1,021,579
Costco Wholesale Corp. (Retail)	55,616	2,968,782
Dell, Inc. * (Computers)	188,573	4,587,981
DENTSPLY International, Inc. (Healthcare - Products)	33,022	1,032,928
Discovery Holding Co. - Class A * (Media)	53,878	799,550
eBay, Inc. * (Internet)	238,106	7,650,346
EchoStar Communications Corp. - Class A * (Media)	47,795	1,697,678
Electronic Arts, Inc. * (Software)	69,520	3,676,913
Expedia, Inc. * (Internet)	73,865	1,200,306
Expeditors International of Washington, Inc. (Transportation)	46,926	2,224,761

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc. * (Pharmaceuticals)	27,808	1,771,926
Fastenal Co. (Distribution/Wholesale)	32,153	1,293,837
Fiserv, Inc. * (Software)	49,533	2,446,930
Flextronics International, Ltd. * (Electronics)	141,647	1,643,105
Garmin, Ltd. (Electronics)	45,188	2,413,491
Genzyme Corp. * (Biotechnology)	73,865	4,986,626
Gilead Sciences, Inc. * (Pharmaceuticals)	101,673	7,005,270
Google, Inc. - Class A * (Internet)	30,415	14,489,403
IAC/InterActiveCorp * (Internet)	70,389	2,180,651
Intel Corp. (Semiconductors)	455,356	9,717,298
Intuit, Inc. * (Software)	97,328	3,435,678
Intuitive Surgical, Inc. * (Healthcare - Products)	8,690	861,874
JDS Uniphase Corp. * (Telecommunications)	54,547	792,568
Joy Global, Inc. (Machinery - Construction & Mining)	26,070	1,019,598
Juniper Networks, Inc. * (Telecommunications)	83,424	1,436,561
KLA -Tencor Corp. (Semiconductors)	53,878	2,649,181
Lam Research Corp. * (Semiconductors)	33,022	1,632,938
Lamar Advertising Co. * (Advertising)	18,249	1,052,602
Liberty Global, Inc. - Class A * (Media)	47,151	1,237,242
Liberty Media Holding Corp. - Interactive Series A * (Internet)	139,040	3,068,613
Lincare Holdings, Inc. * (Healthcare - Services)	19,987	670,764
Linear Technology Corp. (Semiconductors)	91,245	2,839,544
Marvell Technology Group, Ltd. * (Semiconductors)	126,005	2,303,371
Maxim Integrated Products, Inc. (Semiconductors)	101,673	3,051,207
MedImmune, Inc. * (Biotechnology)	57,354	1,837,622
Microchip Technology, Inc. (Semiconductors)	39,974	1,316,344
Microsoft Corp. (Software)	773,410	22,204,600
Millicom International Cellular SA * (Telecommunications)	21,725	1,083,643
Monster Worldwide, Inc. * (Internet)	29,546	1,196,908
Network Appliance, Inc. * (Computers)	87,769	3,203,569
NII Holdings, Inc. - Class B * (Telecommunications)	33,891	2,203,932
NTL, Inc. (Telecommunications)	79,948	2,160,994
NVIDIA Corp. * (Semiconductors)	78,210	2,727,183
Oracle Corp. * (Software)	492,723	9,100,594
PACCAR, Inc. (Auto Manufacturers)	62,568	3,704,651
Patterson Cos., Inc. * (Healthcare - Products)	30,415	999,133
Patterson-UTI Energy, Inc. (Oil & Gas)	37,367	866,914
Paychex, Inc. (Commercial Services)	81,686	3,224,963
Petsmart, Inc. (Retail)	31,284	900,354

See accompanying notes to the Schedules of Portfolio Investments.

Qualcomm, Inc. (Telecommunications)	449,273	16,349,045
Red Hat, Inc. * (Software)	42,581	697,477
Research In Motion, Ltd. * (Computers)	41,712	4,900,325
Ross Stores, Inc. (Retail)	31,284	920,688
SanDisk Corp. * (Computers)	40,843	1,964,548
Sears Holdings Corp. * (Retail)	36,498	6,367,806
Sepracor, Inc. * (Pharmaceuticals)	24,332	1,259,424
Sigma-Aldrich Corp. (Chemicals)	14,773	1,109,600
Sirius Satellite Radio, Inc. * (Media)	343,255	1,314,667
Staples, Inc. (Retail)	110,363	2,846,262
Starbucks Corp. * (Retail)	237,237	8,955,696
Sun Microsystems, Inc. * (Computers)	343,255	1,863,875
Symantec Corp. * (Internet)	232,892	4,620,577
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	23,463	887,371
Tellabs, Inc. * (Telecommunications)	57,354	604,511
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	139,040	4,584,149
Urban Outfitters, Inc. * (Retail)	39,105	684,338
VeriSign, Inc. * (Internet)	51,271	1,060,284
Whole Foods Market, Inc. (Food)	31,284	1,997,171
Wynn Resorts, Ltd. * (Lodging)	25,201	1,853,282
Xilinx, Inc. (Semiconductors)	101,673	2,593,678
XM Satellite Radio Holdings, Inc. - Class A * (Media)	69,520	810,603
Yahoo!, Inc. * (Internet)	149,468	3,936,987

TOTAL COMMON STOCKS (Cost $201,915,180)		332,151,283

	Principal Amount
Repurchase Agreements (7.9%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $29,921,330 (Collateralized by $30,123,000 of various U.S. Government Agency Obligations, 3.375% - 7.125%, 7/15/08 - 6/15/10, market value $30,516,255)	$29,917,000	29,917,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,917,000)		29,917,000

TOTAL INVESTMENT SECURITIES (Cost $231,832,180) - 95.9% of net assets		$362,068,283

Percentages indicated are based on net assets of $377,573,952.

*	Non-income producing security.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $111,662,200)	641	$4,333,868

E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $12,645,105)	363	32,001

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/06	$152,115,771	$1,228,033

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/06	144,716,224	1,127,931

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	0.3%
Auto Manufacturers	1.0%
Biotechnology	6.4%
Chemicals	0.3%
Commercial Services	1.2%
Computers	11.1%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	1.1%
Food	0.5%
Healthcare - Products	1.5%
Healthcare - Services	0.2%
Internet	12.0%
Lodging	0.5%
Machinery – Construction & Mining	0.3%
Media	3.9%
Oil & Gas	0.2%
Pharmaceuticals	4.2%
Retail	7.2%
Semiconductors	9.7%
Software	13.7%
Telecommunications	10.2%
Textiles	0.5%
Transportation	1.0%
Other **	7.9%

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

UltraInternational ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.2%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $33,522,851 (Collateralized by $34,209,000 of various U.S. Government Agency Obligations, 4.125% - 5.25%, 4/15/07 – 7/17/09, market value $34,189,728)	$33,518,000	$33,518,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,518,000)		33,518,000

TOTAL INVESTMENT SECURITIES (Cost $33,518,000) - 101.2% of net assets		$33,518,000

Percentages indicated are based on net assets of $33,111,462.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index expiring 11/28/06	$66,517,349	$(31,628)

See accompanying notes to the Schedules of Portfolio Investments.

UltraEmerging Markets ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.0%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $52,170,549 (Collateralized by $52,211,000 of various U.S. Government Agency Obligations, 3.375% - 6.375%, 7/15/08 – 2/18/11, market value $53,207,919)	$52,163,000	$52,163,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,163,000)		52,163,000

TOTAL INVESTMENT SECURITIES (Cost $52,163,000) - 98.0% of net assets		$52,163,000

Percentages indicated are based on net assets of $53,227,207.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on The Bank of New York Emerging Markets 50 ADR Index expiring 11/28/06	$106,010,693	$413,749

See accompanying notes to the Schedules of Portfolio Investments.

UltraJapan ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (93.6%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $225,357,610 (Collateralized by $232,172,000 of various U.S. Government Agency Obligations, 4.125% - 5.25%, 12/4/07 - 7/12/10, market value $229,832,346)	$225,325,000	$225,325,000

TOTAL REPURCHASE AGREEMENTS (Cost $225,325,000)		225,325,000

	Contracts
Options Purchased (10.7%)
Nikkei 225 Futures Call Option 9000 expiring December 2006	700	25,672,500

Nikkei 225 Futures Put Option 9000 expiring December 2006	4,300	48,375

TOTAL OPTIONS PURCHASED (Cost $25,327,500)		25,720,875

TOTAL INVESTMENT SECURITIES (Cost $250,652,500) - 104.3% of net assets		$251,045,875

Percentages indicated are based on net assets of $240,788,260.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2006 (Underlying face amount at value $354,387,825)	4,339	$1,509,475

Japanese Yen Denominated Nikkei 225 Futures Contract expiring December 2006 (Underlying face amount at value in U.S. Dollars $33,863,734)	485	60,955

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 11/28/06	$37,528,398	(370,146)

See accompanying notes to the Schedules of Portfolio Investments.

Bear ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.0%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $32,940,767 (Collateralized by $33,135,000 of various Federal Farm Credit Bank Securities, 4.875% - 5.375%, 12/4/07 – 7/18/11, market value $33,596,931)	$32,936,000	$32,936,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,936,000)		32,936,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1700 expiring December 2006	100	600

TOTAL OPTIONS PURCHASED (Cost $1,700)		600

TOTAL INVESTMENT SECURITIES (Cost $32,937,700) - 98.0% of net assets		$32,936,600

Percentages indicated are based on net assets of $33,598,820.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $7,603,750)	22	$(179,432)

E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $345,563)	5	51

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/06	$(22,557,052)	2,375

Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/06	(3,216,504)	(592)

See accompanying notes to the Schedules of Portfolio Investments.

Short Small-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.2%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $32,438,694 (Collateralized by $32,817,000 of various U.S. Government Agency Obligations, 4.875% - 5.375%, 4/15/07 - 7/18/11, market value $33,084,568)	$32,434,000	$32,434,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,434,000)		32,434,000

	Contracts
Options Purchased (NM)
Russell Futures Call Option 1100 expiring December 2006	90	1,755

TOTAL OPTIONS PURCHASED (Cost $2,655)		1,755

TOTAL INVESTMENT SECURITIES (Cost $32,436,655) - 99.2% of net assets		$32,435,755

Percentages indicated are based on net assets of $32,708,665.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $153,820)	2	$(801)

Futures Contracts Sold
Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $1,153,650)	(3)	(84,764)

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	$(4,398,083)	(4,038)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	(27,261,706)	(24,333)

See accompanying notes to the Schedules of Portfolio Investments.

Short OTC ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.1%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $20,897,024 (Collateralized by $21,422,000 of various Federal Farm Credit Bank Securities, 3.375% - 5.375%, 7/15/08 - 7/18/11, market value $21,313,362)	$20,894,000	$20,894,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,894,000)		20,894,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2600 expiring November 2006	250	325

TOTAL OPTIONS PURCHASED (Cost $2,375)		325

TOTAL INVESTMENT SECURITIES (Cost $20,896,375) - 101.1% of net assets		$20,894,325

Percentages indicated are based on net assets of $20,674,695.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $1,567,800)	9	$(8,085)

E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $104,505)	3	(1,122)

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/06	$(3,523,001)	(28,577)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/06	(15,526,571)	(125,945)

See accompanying notes to the Schedules of Portfolio Investments.

UltraBear ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (91.6%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $106,782,452 (Collateralized by $107,332,000 of various U.S. Government Agency Obligations, 4.125% - 5.50%, 12/27/07 - 7/18/11, market value $108,904,431)	$106,767,000	$106,767,000

TOTAL REPURCHASE AGREEMENTS (Cost $106,767,000)		106,767,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1700 expiring December 2006	850	5,100

TOTAL OPTIONS PURCHASED (Cost $14,450)		5,100

TOTAL INVESTMENT SECURITIES (Cost $106,781,450) - 91.6% of net assets		$106,772,100

Percentages indicated are based on net assets of $116,515,443.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $165,900,000)	480	$(6,379,850)

E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $1,382,250)	20	203

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/06	$(65,095,055)	6,854

Equity Index Swap Agreement based on the S&P 500 Index expiring 11/28/06	(1,548,483)	(285)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Mid-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.0%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $10,765,558 (Collateralized by $10,850,000 of various Federal Farm Credit Bank Securities, 4.125% - 5.375%, 7/17/09 - 7/18/11, market value $10,981,059)	$10,764,000	$10,764,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,764,000)		10,764,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1100 expiring December 2006	85	1,020

TOTAL OPTIONS PURCHASED (Cost $2,508)		1,020

TOTAL INVESTMENT SECURITIES (Cost $10,766,508) - 101.0% of net assets		$10,765,020

Percentages indicated are based on net assets of $10,656,142.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $157,500)	2	$2,506

Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $787,500)	2	(40,359)

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/06	$(15,832,257)	52,412

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 11/28/06	(4,896,120)	16,208

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Small-Cap ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (95.8%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $160,432,215 (Collateralized by $161,133,000 of various U.S. Government Agency Obligations, 4.875% - 7.125%, 3/15/07 - 7/18/11, market value $163,618,536)	$160,409,000	$160,409,000

TOTAL REPURCHASE AGREEMENTS (Cost $160,409,000)		160,409,000

	Contracts
Options Purchased (NM)
Russell Futures Call Option 1100 expiring December 2006	200	3,900
Russell Futures Call Option 1100 expiring November 2006	600	3,900

TOTAL OPTIONS PURCHASED (Cost $23,600)		7,800

TOTAL INVESTMENT SECURITIES (Cost $160,432,600) - 95.8% of net assets		$160,416,800

Percentages indicated are based on net assets of $167,373,507.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $1,692,020)	22	$120,379

Futures Contracts Sold
Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $55,759,750)	145	(4,096,903)

	Notional Amount at Value
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	$(257,806,847)	(338,563)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 11/28/06	(22,955,510)	(21,078)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Dow 30 ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (113.8%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $24,230,506 (Collateralized by $24,715,000 of various U.S. Government Agency Obligations, 3.375% - 5.375%, 4/15/07 - 7/18/11, market value $24,712,902)	$24,227,000	$24,227,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,227,000)		24,227,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Call Option 16000 expiring December 2006	590	4,578

TOTAL OPTIONS PURCHASED (Cost $7,965)		4,578

TOTAL INVESTMENT SECURITIES (Cost $24,234,965) - 113.8% of net assets		$24,231,578

Percentages indicated are based on net assets of $21,285,177.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring December 2006 (Underlying face amount at value $27,669,065)	457	$(422,405)

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 11/28/06	$(14,916,705)	20,747

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort OTC ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.5%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $141,000,403 (Collateralized by $140,365,000 of various U.S. Government Agency Obligations, 5.75% - 7.125%, 4/15/08 - 6/15/10, market value $143,801,350)	$140,980,000	$140,980,000

TOTAL REPURCHASE AGREEMENTS (Cost $140,980,000)		140,980,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2600 expiring November 2006	1,195	1,554

TOTAL OPTIONS PURCHASED (Cost $11,353)		1,554

TOTAL INVESTMENT SECURITIES (Cost $140,991,353) - 89.5% of net assets		$140,981,554

Percentages indicated are based on net assets of $157,544,565.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $104,505)	3	$6,414

Futures Contracts Sold
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $151,205,600)	868	(7,761,648)

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/06	$(78,177,649)	(634,143)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 11/28/06	(85,515,133)	(693,662)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort International ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.0%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $123,330,846 (Collateralized by $123,291,000 of various U.S. Government Agency Obligations, 4.875% - 5.50%, 12/27/07 – 2/18/11, market value $125,781,281)	$123,313,000	$123,313,000

TOTAL REPURCHASE AGREEMENTS (Cost $123,313,000)		123,313,000

TOTAL INVESTMENT SECURITIES (Cost $123,313,000) -100.0% of net assets		$123,313,000

Percentages indicated are based on net assets of $123,370,017.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index expiring 11/28/06	$(245,795,734)	$97,758

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Emerging Markets ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreement (95.2%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $32,054,638 (Collateralized by $32,714,000 of various U.S. Government Agency Obligations, 4.125% - 5.25%, 4/15/07 – 7/17/09, market value $32,691,838)	$32,050,000	$32,050,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,050,000)		32,050,000

TOTAL INVESTMENT SECURITIES (Cost $32,050,000) - 95.2% of net assets		$32,050,000

Percentages indicated are based on net assets of $33,678,147.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on The Bank of New York Emerging Markets 50 ADR Index expiring 11/28/06	$(67,341,575)	$(270,918)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Japan ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (38.5%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $3,540,512 (Collateralized by $3,488,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $3,611,400)	$3,540,000	$3,540,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,540,000)		3,540,000

	Contracts
Options Purchased (NM)
Nikkei 225 Futures Call Option 23000 expiring December 2006	200	1,940

TOTAL OPTIONS PURCHASED (Cost $3,300)		1,940

TOTAL INVESTMENT SECURITIES (Cost $3,543,300) - 38.5% of net assets		$3,541,940

Percentages indicated are based on net assets of $9,203,613.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2006 (Underlying face amount at value $14,211,450)	174	$180,145

Swap Agreements	Notional Amount at Value
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 11/28/06	$(4,196,862)	12,005

See accompanying notes to the Schedules of Portfolio Investments.

Banks UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (76.1%)
Amcore Financial, Inc. (Banks)	74	$2,317
AmSouth Bancorp (Banks)	1,221	36,899
Anchor BanCorp Wisconsin, Inc.	74	2,149
(Savings & Loans)
Associated Banc-Corp (Banks)	444	14,581
Astoria Financial Corp. (Savings & Loans)	333	9,660
BancorpSouth, Inc. (Banks)	259	6,617
Bank of America Corp. (Banks)	16,872	908,896
Bank of Hawaii Corp. (Banks)	185	9,651
Bank of New York Co., Inc. (Banks)	2,812	96,648
BB&T Corp. (Banks)	1,998	86,953
BOK Financial Corp. (Banks)	74	3,804
Cathay Bancorp, Inc. (Banks)	148	5,099
Chittenden Corp. (Banks)	185	5,456
Citigroup, Inc. (Diversified Financial Services)	18,352	920,536
Citizens Banking Corp. (Banks)	148	3,844
City National Corp. (Banks)	148	9,851
Comerica, Inc. (Banks)	592	34,448
Commerce Bancorp, Inc. (Banks)	666	23,257
Commerce Bancshares, Inc. (Banks)	259	12,823
Compass Bancshares, Inc. (Banks)	481	27,061
Cullen/Frost Bankers, Inc. (Banks)	222	12,024
Dime Community Bancshares, Inc. (Savings & Loans)	111	1,548
Doral Financial Corp. (Diversified Financial Services)	333	1,532
Downey Financial Corp. (Savings & Loans)	74	5,097
East-West Bancorp, Inc. (Banks)	222	8,105
F.N.B. Corp. (Banks)	222	3,758
Fifth Third Bancorp (Banks)	1,739	69,299
First BanCorp. (Banks)	259	2,564
First Horizon National Corp. (Banks)	444	17,458
First Midwest Bancorp, Inc. (Banks)	185	7,036
First Niagara Financial Group, Inc. (Savings & Loans)	407	5,828
FirstFed Financial Corp. * (Savings & Loans)	74	4,571
FirstMerit Corp. (Banks)	259	6,014
Fulton Financial Corp. (Banks)	629	10,070
Greater Bay Bancorp (Banks)	185	4,764
Hancock Holding Co. (Banks)	111	5,694
Harbor Florida Bancshares, Inc. (Savings & Loans)	74	3,360
Hudson City Bancorp, Inc. (Savings & Loans)	1,961	26,925
Huntington Bancshares, Inc. (Banks)	851	20,773
IndyMac Bancorp, Inc. (Diversified Financial Services)	259	11,772
International Bancshares Corp. (Banks)	185	5,676

See accompanying notes to the Schedules of Portfolio Investments.

J.P. Morgan Chase & Co. (Diversified Financial Services)	12,839	609,082
KeyCorp (Banks)	1,517	56,341
Lazard, Ltd. - Class A. (Diversified Financial Services)	148	6,275
M&T Bank Corp. (Banks)	296	36,056
MAF Bancorp, Inc. (Savings & Loans)	111	4,783
Marshall & Ilsley Corp. (Banks)	814	39,023
Mercantile Bankshares Corp. (Banks)	481	21,683
National City Corp. (Banks)	2,109	78,560
NetBank, Inc. (Internet)	185	982
New York Community Bancorp (Savings & Loans)	999	16,334
NewAlliance Bancshares, Inc. (Savings & Loans)	370	5,728
North Fork Bancorp, Inc. (Banks)	1,591	45,471
Northern Trust Corp. (Banks)	703	41,280
Old National Bancorp (Banks)	222	4,214
Pacific Capital Bancorp (Banks)	185	5,691
Park National Corp. (Banks)	37	3,751
People’s Bank (Savings & Loans)	222	9,035
PFF Bancorp, Inc. (Savings & Loans)	74	2,295
PNC Financial Services Group (Banks)	1,073	75,142
Popular, Inc. (Banks)	925	16,826
Provident Bankshares Corp. (Banks)	111	4,012
Provident Financial Services, Inc. (Savings & Loans)	222	4,071
Regions Financial Corp. (Banks)	1,702	64,591
Republic Bancorp, Inc. (Banks)	259	3,465
Sky Financial Group, Inc. (Banks)	407	10,195
South Financial Group, Inc. (Banks)	259	6,871
Sovereign Bancorp, Inc. (Savings & Loans)	1,221	29,133
Sterling Bancshares, Inc. (Banks)	185	3,387
SunTrust Banks, Inc. (Banks)	1,332	105,215
Susquehanna Bancshares, Inc. (Banks)	185	4,623
SVB Financial Group * (Banks)	111	5,108
Synovus Financial Corp. (Banks)	999	29,351
TCF Financial Corp. (Banks)	444	11,557
TD Banknorth, Inc. (Banks)	370	10,945
Texas Regional Bancshares, Inc. - Class A (Banks)	185	7,187
The Colonial BancGroup, Inc. (Banks)	555	13,231
TrustCo Bank Corp. NY (Banks)	259	2,862
Trustmark Corp. (Banks)	185	5,857
U.S. Bancorp (Banks)	6,586	222,870
UCBH Holdings, Inc. (Banks)	333	5,708
Umpqua Holdings Corp. (Banks)	222	6,269
UnionBanCal Corp. (Banks)	185	10,652
United Bankshares, Inc. (Banks)	148	5,652
Valley National Bancorp (Banks)	444	11,571
W Holding Co., Inc. (Banks)	481	2,737
Wachovia Corp. (Banks)	7,104	394,272
Washington Federal, Inc. (Savings & Loans)	333	7,739
Washington Mutual, Inc. (Savings & Loans)	3,552	150,250
Webster Financial Corp. (Banks)	185	8,939
Wells Fargo & Co. (Banks)	11,655	422,961
Westamerica Bancorp (Banks)	111	5,533

See accompanying notes to the Schedules of Portfolio Investments.

Whitney Holding Corp. (Banks)	259	8,459
Wilmington Trust Corp. (Banks)	259	10,769
Wintrust Financial Corp. (Banks)	111	5,357
Zions Bancorp (Banks)	407	32,723

TOTAL COMMON STOCKS (Cost $4,394,627)		5,167,092

	Principal Amount
Repurchase Agreements (27.1%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $1,836,266 (Collateralized by $1,810,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $1,874,035)	$1,836,000	1,836,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,836,000)		1,836,000

TOTAL INVESTMENT SECURITIES (Cost $6,230,627) - 103.2% of net assets		$7,003,092

Percentages indicated are based on net assets of $6,785,438.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 11/24/06	$5,184,332	$(8,187)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Banks	49.0%
Diversified Financial Services	22.8%
Internet	NM
Savings & Loans	4.3%
Other**	27.1%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Basic Materials UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Air Products & Chemicals, Inc. (Chemicals)	9,891	$689,106
Airgas, Inc. (Chemicals)	3,140	118,723
AK Steel Holding Corp. * (Iron/Steel)	5,024	75,008
Albemarle Corp. (Chemicals)	1,884	122,517
Alcoa, Inc. (Mining)	41,762	1,207,338
Aleris International, Inc. * (Environmental Control)	1,570	80,871
Allegheny Technologies, Inc. (Iron/Steel)	4,553	358,458
Alpha Natural Resources, Inc. * (Coal)	2,512	39,966
Arch Coal, Inc. (Coal)	6,908	239,224
Ashland, Inc. (Chemicals)	3,454	204,131
Aventine Renewable Energy Holdings, Inc. * (Energy - Alternate Sources)	471	11,587
Avery Dennison Corp. (Household Products/Wares)	4,710	297,389
Bowater, Inc. (Forest Products & Paper)	2,669	55,809
Cabot Corp. (Chemicals)	2,669	105,559
Cambrex Corp. (Biotechnology)	1,256	29,390
Caraustar Industries, Inc. * (Forest Products & Paper)	1,413	15,303
Carpenter Technology Corp. (Iron/Steel)	1,099	117,582
Celanese Corp. - Series A (Chemicals)	5,181	106,780
Chaparral Steel Co. * (Iron/Steel)	2,041	84,885
Chemtura Corp. (Chemicals)	11,461	98,335
Cleveland-Cliffs, Inc. (Iron/Steel)	2,041	86,314
Coeur d’Alene Mines Corp. * (Mining)	13,345	65,391
Commercial Metals Co. (Metal
Fabricate/Hardware)	5,809	154,577
CONSOL Energy, Inc. (Coal)	8,792	311,149
Cytec Industries, Inc. (Chemicals)	1,884	104,355
Du Pont (Chemicals)	43,960	2,013,367
Eastman Chemical Co. (Chemicals)	3,925	239,111
Ecolab, Inc. (Chemicals)	8,792	398,717
Ferro Corp. (Chemicals)	2,041	40,249
FMC Corp. (Chemicals)	1,727	118,386
Foundation Coal Holdings, Inc. (Coal)	2,198	80,689
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	8,949	541,236
Fuller (H.B.) Co. (Chemicals)	2,826	70,057
Georgia Gulf Corp. (Chemicals)	1,570	33,582
Headwaters, Inc. * (Energy - Alternate Sources)	2,041	50,514
Hercules, Inc. * (Chemicals)	5,495	100,009
Huntsman Corp. * (Chemicals)	4,396	75,919
International Coal Group, Inc. * (Coal)	5,809	30,149
International Flavors & Fragrances, Inc. (Chemicals)	3,925	166,734
International Paper Co. (Forest Products & Paper)	23,393	780,156
Kaiser Aluminum Corp. * (Mining)	471	22,373
Lubrizol Corp. (Chemicals)	3,297	148,365

See accompanying notes to the Schedules of Portfolio Investments.

Lyondell Chemical Co. (Chemicals)	10,676	274,053
Macdermid, Inc. (Chemicals)	1,256	42,013
Massey Energy Co. (Coal)	4,239	107,035
Meridian Gold, Inc. * (Mining)	4,867	123,184
Minerals Technologies, Inc. (Chemicals)	942	51,961
Monsanto Co. (Agriculture)	25,905	1,145,519
Neenah Paper, Inc. (Forest Products & Paper)	785	28,912
Newmont Mining Corp. (Mining)	19,782	895,531
NS Group, Inc. * (Metal Fabricate/Hardware)	1,099	71,831
Nucor Corp. (Iron/Steel)	13,502	788,651
Olin Corp. (Chemicals)	3,454	59,754
OM Group, Inc. * (Chemicals)	1,413	80,541
Oregon Steel Mills, Inc. * (Iron/Steel)	1,727	93,949
Peabody Energy Corp. (Coal)	12,717	533,731
Phelps Dodge Corp. (Mining)	9,734	977,098
PPG Industries, Inc. (Chemicals)	7,850	536,940
Praxair, Inc. (Chemicals)	15,543	936,466
Reliance Steel & Aluminum Co. (Iron/Steel)	2,983	102,466
Rohm & Haas Co. (Chemicals)	6,908	357,973
RPM, Inc. (Chemicals)	5,652	108,236
RTI International Metals, Inc. * (Mining)	1,099	67,391
Ryerson, Inc. (Iron/Steel)	1,099	26,486
Schulman (A.), Inc. (Chemicals)	1,413	34,209
Sensient Technologies Corp. (Chemicals)	2,198	50,664
Sigma-Aldrich Corp. (Chemicals)	2,826	212,261
Southern Copper Corp. (Mining)	3,454	177,467
Steel Dynamics, Inc. (Iron/Steel)	2,355	141,559
Stillwater Mining Co. * (Mining)	2,041	21,941
The Dow Chemical Co. (Chemicals)	46,158	1,882,785
The Mosaic Co. * (Chemicals)	7,065	132,257
Titanium Metals Corp. * (Mining)	3,768	111,081
Tredegar Corp. (Miscellaneous Manufacturing)	1,256	21,905
Tronox, Inc. - Class B (Chemicals)	1,099	14,375
United States Steel Corp. (Iron/Steel)	5,966	403,302
USEC, Inc. (Mining)	4,082	45,555
Valspar Corp. (Chemicals)	4,553	121,975
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,355	31,934
Weyerhaeuser Co. (Forest Products & Paper)	11,775	748,772
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,454	59,685

TOTAL COMMON STOCKS (Cost $18,455,611)		21,310,808

	Principal Amount
Repurchase Agreements (21.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $6,071,879 (Collateralized by $6,032,000 of various Federal Farm Credit Bank Securities, 5.25% - 5.375%, 12/4/07 – 7/18/11, market value $6,193,624)	$6,071,000	6,071,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,071,000)		6,071,000

TOTAL INVESTMENT SECURITIES (Cost $24,526,611) - 96.6% of net assets		$27,381,808

Percentages indicated are based on net assets of $28,344,211.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 11/24/06	$21,347,411	$327,571

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Agriculture	4.0%
Biotechnology	0.1%
Chemicals	34.9%
Coal	4.7%
Energy – Alternative Sources	0.2%
Environmental Control	0.3%
Forest Products & Paper	5.9%
Household Products/Wares	1.0%
Iron/Steel	8.0%
Metal Fabricate/Hardware	1.0%
Mining	15.0%
Miscellaneous Manufacturing	0.1%
Other**	21.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Biotechnology UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Affymetrix, Inc. * (Biotechnology)	7,280	$185,640
Albany Molecular Research, Inc. * (Commercial Services)	2,520	30,013
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,360	125,530
Amgen, Inc. * (Biotechnology)	126,560	9,607,170
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	12,040	529,278
Applera Corp. - Celera Genomics Group * (Biotechnology)	8,120	126,022
Biogen Idec, Inc. * (Biotechnology)	36,680	1,745,968
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	9,240	148,117
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,960	90,023
Celgene Corp. * (Biotechnology)	37,520	2,005,069
Cell Genesys, Inc. * (Biotechnology)	5,600	24,528
Charles River Laboratories International, Inc. * (Biotechnology)	7,280	312,458
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,880	130,948
CV Therapeutics, Inc. * (Pharmaceuticals)	5,880	76,146
Delta & Pine Land Co. (Agriculture)	3,920	158,799
Enzo Biochem, Inc. * (Biotechnology)	3,080	44,044
Enzon, Inc. * (Biotechnology)	4,760	40,746
Gen-Probe, Inc. * (Healthcare - Products)	5,600	268,071
Genentech, Inc. * (Biotechnology)	49,840	4,151,672
Genzyme Corp. * (Biotechnology)	27,720	1,871,377
Gilead Sciences, Inc. * (Pharmaceuticals)	49,000	3,376,101
Human Genome Sciences, Inc. * (Biotechnology)	14,000	186,900
ICOS Corp. * (Biotechnology)	6,440	204,277
ImClone Systems, Inc. * (Pharmaceuticals)	7,280	227,791
Incyte Genomics, Inc. * (Biotechnology)	8,120	38,651
InterMune, Inc. * (Biotechnology)	2,800	61,880
Invitrogen Corp. * (Biotechnology)	5,600	324,856
Medarex, Inc. * (Pharmaceuticals)	13,160	170,027
MedImmune, Inc. * (Biotechnology)	25,760	825,350
Millennium Pharmaceuticals, Inc. * (Biotechnology)	33,600	393,120
Myriad Genetics, Inc. * (Biotechnology)	4,200	112,938
Nabi Biopharmaceuticals * (Pharmaceuticals)	6,440	42,375
Nektar Therapeutics * (Biotechnology)	9,520	137,374
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,200	48,510
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	4,760	22,467
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,480	84,134

See accompanying notes to the Schedules of Portfolio Investments.

OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	6,160	235,805
PDL BioPharma, Inc. * (Biotechnology)	12,320	260,322
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	5,600	112,280
Savient Pharmaceuticals, Inc. * (Biotechnology)	6,440	49,008
Techne Corp. * (Healthcare - Products)	3,920	219,050
Telik, Inc. * (Biotechnology)	5,600	106,120
United Therapeutics Corp. * (Pharmaceuticals)	2,520	150,822
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,040	488,824

TOTAL COMMON STOCKS (Cost $22,318,401)		29,550,601

	Principal Amount
Repurchase Agreements (24.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $9,629,393 (Collateralized by $9,784,000 of various Federal Farm Credit Bank Securities, 4.125% - 5.25%, 12/4/07 - 7/17/09, market value $9,821,942)	$9,628,000	9,628,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,628,000)		9,628,000

TOTAL INVESTMENT SECURITIES (Cost $31,946,401) - 99.4% of net assets		$39,178,601

Percentages indicated are based on net assets of $39,425,231.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 11/24/06	$29,575,685	$679,537

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Agriculture	0.4%
Biotechnology	59.7%
Commercial Services	0.1%
Healthcare-Products	1.5%
Pharmaceuticals	13.3%
Other**	24.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Goods UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.2%)
Acco Brands Corp. * (Household Products/Wares)	172	$4,180
Activision, Inc. * (Software)	1,204	18,566
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	344	17,479
Altria Group, Inc. (Agriculture)	8,944	727,415
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	172	3,225
Anheuser-Busch Cos., Inc. (Beverages)	3,139	148,851
Archer-Daniels-Midland Co. (Agriculture)	2,580	99,330
ArvinMeritor, Inc. (Auto Parts & Equipment)	301	4,521
Avon Products, Inc. (Cosmetics/Personal Care)	1,935	58,843
Beazer Homes USA, Inc. (Home Builders)	172	7,454
Black & Decker Corp. (Hand/Machine Tools)	344	28,855
Blyth, Inc. (Household Products/Wares)	129	3,086
BorgWarner, Inc. (Auto Parts & Equipment)	258	14,836
Briggs & Stratton Corp. (Machinery-Diversified)	215	5,480
Brown-Forman Corp. (Beverages)	215	15,521
Brunswick Corp. (Leisure Time)	387	12,191
Bunge, Ltd. (Agriculture)	516	33,081
Callaway Golf Co. (Leisure Time)	301	4,042
Campbell Soup Co. (Food)	1,118	41,791
Carter’s, Inc. * (Apparel)	215	6,069
Centex Corp. (Home Builders)	516	26,987
Champion Enterprises, Inc. * (Home Builders)	344	3,185
Chiquita Brands International, Inc. (Food)	172	2,356
Church & Dwight, Inc. (Household Products/Wares)	258	10,467
Cintas Corp. (Textiles)	602	24,923
Clorox Co. (Household Products/Wares)	645	41,641
Coach, Inc. * (Apparel)	1,591	63,067
Coca-Cola Co. (Beverages)	9,288	433,935
Coca-Cola Enterprises, Inc. (Beverages)	1,204	24,116
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,236	143,037
ConAgra Foods, Inc. (Food)	2,236	58,472
Constellation Brands, Inc. * (Beverages)	860	23,641
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	258	2,768
Corn Products International, Inc. (Food)	301	10,893
D.R. Horton, Inc. (Home Builders)	1,161	27,202

See accompanying notes to the Schedules of Portfolio Investments.

Dean Foods Co. * (Food)	602	25,218
Del Monte Foods Co. (Food)	860	9,279
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,247	30,427
Electronic Arts, Inc. * (Software)	1,290	68,228
Energizer Holdings, Inc. * (Electrical Components & Equipment)	215	16,802
Ethan Allen Interiors, Inc. (Home Furnishings)	129	4,595
Fleetwood Enterprises, Inc. * (Home Builders)	258	1,842
Flowers Foods, Inc. (Food)	258	7,010
Ford Motor Co. (Auto Manufacturers)	7,740	64,087
Fossil, Inc. * (Household Products/Wares)	215	4,696
Furniture Brands International, Inc. (Home Furnishings)	172	3,199
G & K Services, Inc. (Textiles)	86	3,277
Garmin, Ltd. (Electronics)	516	27,560
General Mills, Inc. (Food)	1,505	85,515
General Motors Corp. (Auto Manufacturers)	1,806	63,066
Gentex Corp. (Electronics)	645	10,262
Genuine Parts Co. (Distribution/Wholesale)	731	33,275
Hanesbrands, Inc. * (Apparel)	429	10,124
Hansen Natural Corp. * (Beverages)	301	9,557
Harley-Davidson, Inc. (Leisure Time)	1,118	76,728
Harman International Industries, Inc. (Home Furnishings)	258	26,406
Hasbro, Inc. (Toys/Games/Hobbies)	645	16,718
Heinz (H.J.) Co. (Food)	1,376	58,013
Herbalife, Ltd. * (Pharmaceuticals)	172	6,295
Herman Miller, Inc. (Office Furnishings)	301	10,318
HNI Corp. (Office Furnishings)	172	7,735
Hormel Foods Corp. (Food)	301	10,869
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	129	3,980
Interface, Inc. - Class A * (Office Furnishings)	215	3,128
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	129	2,798
Jarden Corp. * (Household Products/Wares)	215	7,736
JM Smucker Co. (Food)	258	12,642
Johnson Controls, Inc. (Auto Parts & Equipment)	860	70,125
Jones Apparel Group, Inc. (Apparel)	473	15,798
KB Home (Home Builders)	344	15,459
Kellogg Co. (Food)	1,075	54,083
Kellwood Co. (Apparel)	86	2,632
Kenneth Cole Productions, Inc. (Retail)	43	1,093
Kimberly-Clark Corp. (Household Products/Wares)	1,978	131,576
Kraft Foods, Inc. (Food)	903	31,063
La-Z-Boy, Inc. (Home Furnishings)	215	2,634
Lancaster Colony Corp. (Miscellaneous Manufacturing)	129	5,231
Lear Corp. (Auto Parts & Equipment)	301	9,093
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	774	18,073

See accompanying notes to the Schedules of Portfolio Investments.

Lennar Corp. - Class A (Home Builders)	559	26,541
Lennar Corp. - Class B (Home Builders)	43	1,914
Liz Claiborne, Inc. (Apparel)	430	18,133
Loews Corp. - Carolina Group (Agriculture)	473	27,349
M.D.C. Holdings, Inc. (Home Builders)	129	6,432
Martek Biosciences Corp. * (Biotechnology)	129	3,060
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	258	6,540
Mattel, Inc. (Toys/Games/Hobbies)	1,634	36,978
McCormick & Co., Inc. (Food)	473	17,690
Meritage Homes Corp. * (Home Builders)	86	3,937
Modine Manufacturing Co. (Auto Parts & Equipment)	129	3,071
Mohawk Industries, Inc. * (Textiles)	215	15,631
Molson Coors Brewing Co. - Class B (Beverages)	301	21,425
Monaco Coach Corp. (Home Builders)	129	1,540
NBTY, Inc. * (Pharmaceuticals)	258	7,178
Newell Rubbermaid, Inc. (Housewares)	1,204	34,651
NIKE, Inc. - Class B (Apparel)	774	71,116
Nu Skin Enterprises, Inc. (Retail)	215	4,111
Nutri/System, Inc. * (Commercial Services)	129	7,957
NVR, Inc. * (Home Builders)	43	24,145
Oakley, Inc. (Healthcare - Products)	129	2,397
PepsiAmericas, Inc. (Beverages)	258	5,276
PepsiCo, Inc. (Beverages)	7,181	455,562
Phillips-Van Heusen Corp. (Apparel)	258	11,806
Polaris Industries, Inc. (Leisure Time)	172	7,365
Polo Ralph Lauren Corp. (Apparel)	258	18,318
Pool Corp. (Distribution/Wholesale)	215	8,811
Procter & Gamble Co. (Cosmetics/Personal Care)	13,717	869,521
Pulte Homes, Inc. (Home Builders)	903	27,985
Quiksilver, Inc. * (Apparel)	516	7,198
Ralcorp Holdings, Inc. * (Food)	129	6,379
Reynolds American, Inc. (Agriculture)	731	46,170
Sara Lee Corp. (Food)	3,268	55,883
Select Comfort Corp. * (Retail)	215	4,597
Smithfield Foods, Inc. * (Food)	473	12,714
Snap-on, Inc. (Hand/Machine Tools)	215	10,111
Spectrum Brands, Inc. * (Household Products/Wares)	172	1,672
Standard Pacific Corp. (Home Builders)	258	6,251
Steelcase, Inc. - Class A (Office Furnishings)	258	4,275
Superior Industries International, Inc. (Auto Parts & Equipment)	86	1,453
Take-Two Interactive Software, Inc. * (Software)	301	4,211
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	559	22,578
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	688	10,547

See accompanying notes to the Schedules of Portfolio Investments.

The Hain Celestial Group, Inc. * (Food)	172	4,856
The Hershey Co. (Food)	688	36,402
The Nautilus Group, Inc. (Leisure Time)	129	1,823
The Pepsi Bottling Group, Inc. (Beverages)	559	17,676
The Ryland Group, Inc. (Home Builders)	172	7,900
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	215	10,634
The Stanley Works (Hand/Machine Tools)	344	16,392
The Stride Rite Corp. (Apparel)	129	1,903
The Timberland Co. - Class A * (Apparel)	215	6,203
Thor Industries, Inc. (Home Builders)	172	7,537
THQ, Inc. * (Software)	258	7,758
Toll Brothers, Inc. * (Home Builders)	516	14,918
Tootsie Roll Industries, Inc. (Food)	86	2,733
TreeHouse Foods, Inc. * (Food)	129	3,271
Tupperware Corp. (Household Products/Wares)	258	5,477
Tyson Foods, Inc. - Class A (Food)	1,032	14,912
Universal Corp. (Agriculture)	129	4,750
UST, Inc. (Agriculture)	688	36,849
V. F. Corp. (Apparel)	387	29,416
Visteon Corp. * (Auto Parts & Equipment)	559	4,125
WCI Communities, Inc. * (Home Builders)	172	2,773
WD-40 Co. (Household Products/Wares)	86	2,923
Weight Watchers International, Inc. (Commercial Services)	215	9,374
Whirlpool Corp. (Home Furnishings)	344	29,904
Winnebago Industries, Inc. (Home Builders)	129	4,294
Wolverine World Wide, Inc. (Apparel)	258	7,317
Wrigley (Wm.) Jr. Co. (Food)	731	37,975
Yankee Candle Co., Inc. (Household Products/Wares)	172	5,822

TOTAL COMMON STOCKS (Cost $4,971,155)		5,506,147

	Principal Amount
Repurchase Agreements (23.8%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $1,765,255 (Collateralized by $1,740,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $1,801,559)	$1,765,000	1,765,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,765,000)		1,765,000

TOTAL INVESTMENT SECURITIES (Cost $6,736,155) - 98.0% of net assets		$7,271,147

Percentages indicated are based on net assets of $7,417,927.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 11/24/06	$5,487,585	$21,263

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Agriculture	13.1%
Apparel	3.6%
Auto Manufacturers	1.7%
Auto Parts & Equipment	1.7%
Beverages	15.7%
Biotechnology	NM
Commercial Services	0.2%
Cosmetics/Personal Care	15.1%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Food	8.1%
Hand/Machine Tools	0.7%
Healthcare-Products	NM
Home Builders	3.0%
Home Furnishings	0.9%
Household Products/Wares	3.1%
Housewares	0.5%
Leisure Time	1.4%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.3%
Pharmaceuticals	0.2%
Retail	0.1%
Software	1.3%
Textiles	0.6%
Toys/Games/Hobbies	0.8%
Other**	23.8%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Services UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.7%)
Abercrombie & Fitch Co. - Class A (Retail)	175	$13,414
Adesa, Inc. (Commercial Services)	175	4,400
Advance Auto Parts, Inc. (Retail)	210	7,354
ADVO, Inc. (Advertising)	70	2,055
Aeropostale, Inc. * (Retail)	105	3,078
AirTran Holdings, Inc. * (Airlines)	175	1,745
Alaska Air Group, Inc. * (Airlines)	70	2,811
Amazon.com, Inc. * (Internet)	630	23,997
American Eagle Outfitters, Inc. (Retail)	280	12,824
American Greetings Corp. - Class A (Household Products/Wares)	105	2,511
AmerisourceBergen Corp. (Pharmaceuticals)	420	19,824
AMR Corp. * (Airlines)	420	11,903
Andrx Group * (Pharmaceuticals)	140	3,443
AnnTaylor Stores Corp. * (Retail)	140	6,163
Apollo Group, Inc. - Class A * (Commercial Services)	315	11,642
Applebee’s International, Inc. (Retail)	140	3,195
aQuantive, Inc. * (Internet)	140	3,805
Aramark Corp. (Commercial Services)	245	8,190
Arbitron, Inc. (Commercial Services)	70	2,940
AutoNation, Inc. * (Retail)	350	7,018
AutoZone, Inc. * (Retail)	105	11,760
Avid Technology, Inc. * (Software)	105	3,793
Avis Budget Group, Inc. (Commercial Services)	210	4,156
Aztar Corp. * (Lodging)	70	3,750
Barnes & Noble, Inc. (Retail)	105	4,338
Bed Bath & Beyond, Inc. * (Retail)	595	23,973
Belo Corp. - Class A (Media)	175	3,066
Best Buy Co., Inc. (Retail)	840	46,410
Big Lots, Inc. * (Retail)	245	5,165
BJ’s Wholesale Club, Inc. * (Retail)	140	4,011
Bob Evans Farms, Inc. (Retail)	70	2,374
Borders Group, Inc. (Retail)	140	2,883
Boyd Gaming Corp. (Lodging)	105	4,144
Brinker International, Inc. (Retail)	175	8,125
Cablevision Systems Corp. - Class A (Media)	490	13,617
Cardinal Health, Inc. (Pharmaceuticals)	875	57,268
Career Education Corp. * (Commercial Services)	210	4,679
Carmax, Inc. * (Retail)	210	9,303
Carnival Corp. (Leisure Time)	875	42,717
Casey’s General Stores, Inc. (Retail)	105	2,548
Catalina Marketing Corp. (Advertising)	70	1,775
CBRL Group, Inc. (Retail)	70	3,074
CBS Corp. - Class B (Media)	1,400	40,516
CEC Entertainment, Inc. * (Retail)	70	2,413
Charming Shoppes, Inc. * (Retail)	245	3,626
Cheesecake Factory, Inc. * (Retail)	175	4,944
Chemed Corp. (Commercial Services)	70	2,484
Chico’s FAS, Inc. * (Retail)	385	9,213

See accompanying notes to the Schedules of Portfolio Investments.

Choice Hotels International, Inc. (Lodging)	70	2,934
Christopher & Banks Corp. (Retail)	70	1,889
Circuit City Stores, Inc. (Retail)	350	9,443
Claire’s Stores, Inc. (Retail)	210	5,954
Clear Channel Communications, Inc. (Media)	980	34,153
CNET Networks, Inc. * (Internet)	280	2,503
Coldwater Creek, Inc. * (Retail)	140	4,269
Comcast Corp. - Special Class A * (Media)	4,165	169,390
Continental Airlines, Inc. - Class B * (Airlines)	175	6,454
Copart, Inc. * (Retail)	140	4,050
Corinthian Colleges, Inc. * (Commercial Services)	175	2,144
Costco Wholesale Corp. (Retail)	980	52,312
CVS Corp. (Retail)	1,715	53,817
Darden Restaurants, Inc. (Retail)	280	11,732
DeVry, Inc. * (Commercial Services)	140	3,409
Dick’s Sporting Goods, Inc. * (Retail)	70	3,483
Digitas, Inc. * (Internet)	175	1,848
Dillards, Inc. - Class A (Retail)	140	4,224
DIRECTV Group, Inc. * (Media)	1,715	38,210
Discovery Holding Co. - Class A * (Media)	560	8,310
Dollar General Corp. (Retail)	665	9,330
Dollar Tree Stores, Inc. * (Retail)	210	6,529
Dow Jones & Co., Inc. (Media)	105	3,684
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	105	2,777
Dress Barn, Inc. * (Retail)	105	2,281
Dun & Bradstreet Corp. * (Software)	140	10,813
eBay, Inc. * (Internet)	2,240	71,972
EchoStar Communications Corp. - Class A * (Media)	420	14,918
Expedia, Inc. * (Internet)	560	9,100
FactSet Research Systems, Inc. (Computers)	70	3,563
Family Dollar Stores, Inc. (Retail)	315	9,277
Federated Department Stores, Inc. (Retail)	1,155	50,716
Foot Locker, Inc. (Retail)	315	7,305
GameStop Corp. (New) - Class B * (Retail)	35	1,741
GameStop Corp. * (Retail)	70	3,574
Gannett Co., Inc. (Media)	490	28,979
Gaylord Entertainment Co. * (Lodging)	70	3,258
Getty Images, Inc. * (Advertising)	105	4,548
Group 1 Automotive, Inc. (Retail)	35	2,006
Guitar Center, Inc. * (Retail)	70	3,036
H & R Block, Inc. (Commercial Services)	630	13,772
Harrah’s Entertainment, Inc. (Lodging)	385	28,617
Harte-Hanks, Inc. (Advertising)	105	2,651
Hilton Hotels Corp. (Lodging)	770	22,268
Home Depot, Inc. (Retail)	4,340	162,011
IAC/InterActiveCorp * (Internet)	455	14,096
International Game Technology (Entertainment)	700	29,757
International Speedway Corp. (Entertainment)	70	3,634

See accompanying notes to the Schedules of Portfolio Investments.

Interpublic Group of Cos., Inc. * (Advertising)	945	10,310
ITT Educational Services, Inc. * (Commercial Services)	105	7,240
J.C. Penney Co., Inc. (Holding Company) (Retail)	420	31,597
Jack in the Box, Inc. * (Retail)	70	3,928
JetBlue Airways Corp. * (Airlines)	350	4,396
John Wiley & Sons, Inc. (Media)	70	2,471
Kohls Corp. * (Retail)	630	44,478
Kroger Co. (Food)	1,435	32,273
Lamar Advertising Co. * (Advertising)	175	10,094
Las Vegas Sands Corp. * (Lodging)	210	16,002
Laureate Education, Inc. * (Commercial Services)	105	5,536
Lee Enterprises, Inc. (Media)	70	1,997
Liberty Global, Inc. - Class A * (Media)	490	12,858
Liberty Global, Inc. - Series C * (Media)	490	12,461
Liberty Media Holding Corp. - Capital Series A * (Media)	280	24,937
Liberty Media Holding Corp. - Interactive Series A * (Internet)	1,400	30,898
Limited, Inc. (Retail)	700	20,629
Live Nation, Inc. * (Commercial Services)	140	2,976
Longs Drug Stores Corp. (Retail)	70	3,013
Lowe’s Cos., Inc. (Retail)	3,255	98,105
Marriott International, Inc. - Class A (Lodging)	735	30,701
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	70	2,689
McDonald’s Corp. (Retail)	2,590	108,572
McGraw-Hill Cos., Inc. (Media)	735	47,165
McKesson Corp. (Commercial Services)	630	31,556
Meredith Corp. (Media)	70	3,675
MGM Grand, Inc. * (Commercial Services)	245	10,540
Michaels Stores, Inc. (Retail)	280	12,317
NAVTEQ * (Software)	210	6,972
Netflix, Inc. * (Internet)	140	3,872
News Corp. - Class A (Media)	5,005	104,354
Nordstrom, Inc. (Retail)	455	21,544
O’Reilly Automotive, Inc. * (Retail)	245	7,911
Office Depot, Inc. * (Retail)	595	24,984
OfficeMax, Inc. (Retail)	140	6,661
Omnicare, Inc. (Pharmaceuticals)	245	9,281
Omnicom Group, Inc. (Advertising)	350	35,507
OSI Restaurant Partners, Inc. (Retail)	140	4,658
P.F. Chang’s China Bistro, Inc. * (Retail)	70	2,927
Pacific Sunwear of California, Inc. * (Retail)	140	2,467
Panera Bread Co. - Class A * (Retail)	70	4,326
Payless ShoeSource, Inc. * (Retail)	140	3,745
Penn National Gaming * (Entertainment)	140	5,120
Performance Food Group Co. * (Food)	70	2,035
Petsmart, Inc. (Retail)	280	8,058

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle Entertainment, Inc. * (Entertainment)	105	3,177
Priceline.com, Inc. * (Internet)	70	2,820
R.H. Donnelley Corp. (Advertising)	105	6,323
RadioShack Corp. (Retail)	280	4,995
Reader’s Digest Association, Inc. (Media)	210	3,020
Regis Corp. (Retail)	105	3,943
Rent-A-Center, Inc. * (Commercial Services)	140	4,026
Rite Aid Corp. * (Retail)	1,120	5,242
Ross Stores, Inc. (Retail)	315	9,270
Royal Caribbean Cruises, Ltd. (Leisure Time)	280	11,340
Ruby Tuesday, Inc. (Retail)	105	2,914
Sabre Holdings Corp. (Leisure Time)	280	7,118
Safeway, Inc. (Food)	945	27,745
Saks, Inc. (Retail)	245	4,738
Scholastic Corp. * (Media)	70	2,199
Scientific Games Corp. - Class * (Entertainment)	140	3,924
Sears Holdings Corp. * (Retail)	210	36,639
Service Corp. International (Commercial Services)	630	5,746
Sirius Satellite Radio, Inc. * (Media)	2,695	10,322
SkyWest, Inc. (Airlines)	140	3,732
Sonic Corp. * (Retail)	175	3,981
Sotheby’s (Commercial Services)	140	5,320
Southwest Airlines Co. (Airlines)	1,645	24,725
Staples, Inc. (Retail)	1,540	39,717
Starbucks Corp. * (Retail)	1,610	60,777
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	455	27,182
Station Casinos, Inc. (Lodging)	105	6,332
Strayer Education, Inc. (Commercial Services)	35	3,959
SuperValu, Inc. (Food)	455	15,197
Sysco Corp. (Food)	1,295	45,299
Target Corp. (Retail)	1,645	97,350
The Children’s Place Retail Stores, Inc. * (Retail)	35	2,457
The E.W. Scripps Co. - Class A (Media)	175	8,656
The Gap, Inc. (Retail)	1,295	27,221
The McClatchy Co. - Class A (Media)	105	4,552
The Men’s Wearhouse, Inc. (Retail)	105	4,184
The New York Times Co. - Class A (Media)	315	7,614
The Pantry, Inc. * (Retail)	35	1,910
The ServiceMaster Co. (Commercial Services)	630	7,138
Tiffany & Co. (Retail)	280	10,002
Time Warner, Inc. (Media)	8,365	167,383
TJX Cos., Inc. (Retail)	980	28,371
Tractor Supply Co. * (Retail)	70	3,389
Tribune Co. (Media)	350	11,666
UAL Corp. * (Airlines)	210	7,547
United Natural Foods, Inc. * (Food)	70	2,443
Univision Communications, Inc. - Class A * (Media)	490	17,179
Urban Outfitters, Inc. * (Retail)	245	4,288
US Airways Group, Inc. * (Airlines)	140	6,980

See accompanying notes to the Schedules of Portfolio Investments.

ValueClick, Inc. * (Internet)	210	3,948
VCA Antech, Inc. * (Pharmaceuticals)	175	5,665
Viacom, Inc. - Class B * (Media)	1,295	50,401
Wal-Mart Stores, Inc. (Retail)	5,460	269,068
Walgreen Co. (Retail)	2,135	93,256
Walt Disney Co. (Media)	4,130	129,930
Warner Music Group Corp. (Entertainment)	105	2,723
Washington Post Co. - Class B (Media)	35	26,359
Wendy’s International, Inc. (Retail)	245	8,477
Whole Foods Market, Inc. (Food)	315	20,110
Williams Sonoma, Inc. (Retail)	210	7,142
Wyndham Worldwide Corp. (Lodging)	420	12,390
Wynn Resorts, Ltd. * (Lodging)	175	12,870
XM Satellite Radio Holdings, Inc. - Class A * (Media)	560	6,530
YUM! Brands, Inc. (Retail)	560	33,298
Zale Corp. * (Retail)	105	3,028

TOTAL COMMON STOCKS (Cost $3,471,459)		3,800,261

	Principal Amount
Repurchase Agreements (28.3%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $1,437,208 (Collateralized by $1,417,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $1,467,131)	$1,437,000	1,437,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,437,000)		1,437,000

TOTAL INVESTMENT SECURITIES (Cost $4,908,459) - 103.0% of net assets		$5,237,261

Percentages indicated are based on net assets of $5,083,315.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 11/24/06	$3,802,027	$3,392

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Advertising	1.4%
Airlines	1.4%
Commercial Services	2.8%
Computers	0.1%
Entertainment	1.0%
Food	2.9%
Household Products/Wares	NM
Internet	3.3%
Leisure Time	1.2%
Lodging	3.4%
Media	19.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.9%
Retail	35.0%
Software	0.4%
Other**	28.3%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Financials UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.8%)
ACE, Ltd. (Insurance)	3,060	$175,185
Affiliated Managers Group, Inc. * (Diversified Financial Services)	255	25,536
AFLAC, Inc. (Insurance)	4,845	217,637
Alexandria Real Estate Equities, Inc. (REIT)	255	25,424
Allstate Corp. (Insurance)	6,120	375,522
AMB Property Corp. (REIT)	765	44,684
Ambac Financial Group, Inc. (Insurance)	1,020	85,160
American Express Co. (Diversified Financial Services)	10,200	589,662
American Financial Group, Inc. (Insurance)	510	24,409
American International Group, Inc. (Insurance)	21,675	1,455,909
AmeriCredit Corp. * (Diversified Financial Services)	1,275	32,602
Ameriprise Financial, Inc. (Diversified Financial Services)	2,040	105,060
Amerus Group Co. (Insurance)	255	17,462
AmSouth Bancorp (Banks)	3,060	92,473
Annaly Mortgage Management, Inc. (REIT)	1,785	23,419
AON Corp. (Insurance)	2,550	88,715
Apartment Investment and Management Co. - Class A (REIT)	1,020	58,466
Arch Capital Group, Ltd. * (Insurance)	510	32,788
Archstone-Smith Trust (REIT)	2,040	122,828
Arthur J. Gallagher & Co. (Insurance)	1,020	28,407
Associated Banc-Corp (Banks)	1,275	41,871
Assurant, Inc. (Insurance)	1,020	53,713
Astoria Financial Corp. (Savings & Loans)	765	22,193
Avalonbay Communities, Inc. (REIT)	765	100,261
Axis Capital Holdings, Ltd. (Insurance)	1,275	41,884
BancorpSouth, Inc. (Banks)	765	19,546
Bank of America Corp. (Banks)	43,350	2,335,264
Bank of Hawaii Corp. (Banks)	510	26,607
Bank of New York Co., Inc. (Banks)	7,140	245,402
BB&T Corp. (Banks)	5,100	221,952
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,020	154,377
BioMed Realty Trust, Inc. (REIT)	510	16,437
BlackRock, Inc. - Class A (Diversified Financial Services)	255	38,464
Boston Properties, Inc. (REIT)	1,020	108,967
Brandywine Realty Trust (REIT)	765	25,520
BRE Properties, Inc. - Class A (REIT)	510	33,813
Brookfield Properties Corp. (Real Estate)	1,020	38,648
Brown & Brown, Inc. (Insurance)	1,020	29,845

See accompanying notes to the Schedules of Portfolio Investments.

Camden Property Trust (REIT)	510	41,167
Capital One Financial Corp. (Diversified Financial Services)	2,805	222,521
CapitalSource, Inc. (Diversified Financial Services)	1,275	35,369
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,785	53,604
CBL & Associates Properties, Inc. (REIT)	510	22,302
Chicago Mercantile Exchange (Diversified Financial Services)	255	127,755
Chubb Corp. (Insurance)	3,825	203,299
Cincinnati Financial Corp. (Insurance)	1,530	69,845
CIT Group, Inc. (Diversified Financial Services)	1,785	92,909
Citigroup, Inc. (Diversified Financial Services)	47,175	2,366,297
City National Corp. (Banks)	255	16,973
Colonial Properties Trust (REIT)	510	25,699
Comerica, Inc. (Banks)	1,530	89,031
Commerce Bancorp, Inc. (Banks)	1,785	62,332
Commerce Bancshares, Inc. (Banks)	510	25,250
Compass Bancshares, Inc. (Banks)	1,275	71,732
Conseco, Inc. * (Insurance)	1,530	31,120
Corporate Office Properties Trust (REIT)	510	24,373
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,865	223,574
Crescent Real Estate Equities Co. (REIT)	1,020	22,236
Cullen/Frost Bankers, Inc. (Banks)	510	27,622
Developers Diversified Realty Corp. (REIT)	1,020	62,118
Duke-Weeks Realty Corp. (REIT)	1,275	51,077
E*TRADE Financial Corp. * (Diversified Financial Services)	4,080	94,982
East-West Bancorp, Inc. (Banks)	510	18,620
Eaton Vance Corp. (Diversified Financial Services)	1,275	39,576
Edwards (A.G.), Inc. (Diversified Financial Services)	765	43,643
Endurance Specialty Holdings, Ltd. (Insurance)	510	18,182
Equifax, Inc. (Commercial Services)	1,275	48,488
Equity Office Properties Trust (REIT)	3,315	140,888
Equity Residential Properties Trust (REIT)	2,805	153,180
Erie Indemnity Co. - Class A (Insurance)	510	25,832
Essex Property Trust, Inc. (REIT)	255	33,986
Everest Re Group, Ltd. (Insurance)	510	50,582
Fannie Mae (Diversified Financial Services)	9,180	544,007
Federal Realty Investment Trust (REIT)	510	40,877
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,020	34,976
Fidelity National Financial, Inc. (Insurance)	1,530	34,119
Fifth Third Bancorp (Banks)	4,590	182,912
First American Financial Corp. (Insurance)	765	31,235

See accompanying notes to the Schedules of Portfolio Investments.

First Horizon National Corp. (Banks)	1,275	50,133
First Industrial Realty Trust, Inc. (REIT)	510	23,445
First Midwest Bancorp, Inc. (Banks)	510	19,395
Forest City Enterprises, Inc. - Class A (Real Estate)	510	27,999
Franklin Resources, Inc. (Diversified Financial Services)	1,530	174,359
Freddie Mac (Diversified Financial Services)	6,630	457,404
Fulton Financial Corp. (Banks)	1,530	24,495
General Growth Properties, Inc. (REIT)	2,040	105,876
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,335	144,962
Hanover Insurance Group, Inc. (Insurance)	510	23,129
Hartford Financial Services Group, Inc. (Insurance)	2,805	244,512
HCC Insurance Holdings, Inc. (Insurance)	1,020	34,333
Health Care Property Investors, Inc. (REIT)	1,275	40,035
Health Care REIT, Inc. (REIT)	510	21,053
Highwoods Properties, Inc. (REIT)	510	19,482
Home Properties, Inc. (REIT)	255	16,108
Hospitality Properties Trust (REIT)	765	37,072
Host Marriott Corp. (REIT)	4,845	111,726
HRPT Properties Trust (REIT)	2,040	24,276
Hudson City Bancorp, Inc. (Savings & Loans)	5,100	70,023
Huntington Bancshares, Inc. (Banks)	2,040	49,796
IndyMac Bancorp, Inc. (Diversified Financial Services)	765	34,769
Investment Technology Group, Inc. * (Diversified Financial Services)	510	23,817
Investors Financial Services Corp. (Banks)	510	20,053
iStar Financial, Inc. (REIT)	1,020	47,257
J.P. Morgan Chase & Co. (Diversified Financial Services)	33,150	1,572,635
Janus Capital Group, Inc. (Diversified Financial Services)	2,040	40,963
Jefferies Group, Inc. (Diversified Financial Services)	1,020	29,305
Jones Lang LaSalle, Inc. (Real Estate)	255	23,460
KeyCorp (Banks)	3,825	142,061
Kilroy Realty Corp. (REIT)	255	19,209
Kimco Realty Corp. (REIT)	2,040	90,637
KKR Financial Corp. (REIT)	765	20,525
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	1,020	19,023
Legg Mason, Inc. (Diversified Financial Services)	1,275	114,776
Liberty Property Trust (REIT)	765	36,873
Lincoln National Corp. (Insurance)	2,550	161,441
Loews Corp. (Insurance)	4,335	168,718
M&T Bank Corp. (Banks)	765	93,185
Mack-Cali Realty Corp. (REIT)	510	26,979

See accompanying notes to the Schedules of Portfolio Investments.

Marsh & McLennan Cos., Inc. (Insurance)	5,100	150,144
Marshall & Ilsley Corp. (Banks)	2,040	97,798
MasterCard, Inc. - Class A * (Software)	510	37,791
MBIA, Inc. (Insurance)	1,275	79,076
Mellon Financial Corp. (Banks)	3,825	148,410
Mercantile Bankshares Corp. (Banks)	1,275	57,477
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,670	757,930
MetLife, Inc. (Insurance)	4,335	247,658
MGIC Investment Corp. (Insurance)	765	44,951
Moneygram International, Inc. (Software)	765	26,171
Montpelier Re Holdings, Ltd. (Insurance)	1,020	18,105
Moody’s Corp. (Commercial Services)	2,295	152,159
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,435	721,117
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,020	36,445
National City Corp. (Banks)	5,355	199,474
Nationwide Financial Services (Insurance)	510	25,969
Nationwide Health Properties, Inc. (REIT)	765	21,986
New Century Financial Corp. (REIT)	510	20,084
New Plan Excel Realty Trust, Inc. (REIT)	1,020	29,376
New York Community Bancorp (Savings & Loans)	2,550	41,693
North Fork Bancorp, Inc. (Banks)	4,080	116,606
Northern Trust Corp. (Banks)	1,785	104,815
Nuveen Investments - Class A (Diversified Financial Services)	765	37,715
NYSE Group, Inc. * (Diversified Financial Services)	510	37,735
Old Republic International Corp. (Insurance)	2,040	45,961
PartnerRe, Ltd. (Insurance)	510	35,659
People’s Bank (Savings & Loans)	510	20,757
Philadelphia Consolidated Holding Corp. * (Insurance)	510	19,951
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,785	64,153
PMI Group, Inc. (Insurance)	765	32,627
PNC Financial Services Group (Banks)	2,805	196,434
Popular, Inc. (Banks)	2,550	46,385
Post Properties, Inc. (REIT)	510	24,980
Principal Financial Group, Inc. (Insurance)	2,550	144,050
Progressive Corp. (Insurance)	6,885	166,410
Prologis (REIT)	2,295	145,204
Protective Life Corp. (Insurance)	510	22,568
Prudential Financial, Inc. (Insurance)	4,590	353,108
Public Storage, Inc. (REIT)	1,275	114,380
Radian Group, Inc. (Insurance)	765	40,775
Raymond James Financial Corp. (Diversified Financial Services)	1,020	32,497

See accompanying notes to the Schedules of Portfolio Investments.

Rayonier, Inc. (Forest Products & Paper)	765	31,357
Realogy Corp. * (Real Estate)	2,295	59,164
Realty Income Corp. (REIT)	765	20,196
Reckson Associates Realty Corp. (REIT)	765	33,752
Regency Centers Corp. (REIT)	765	55,202
Regions Financial Corp. (Banks)	4,335	164,513
RenaissanceRe Holdings (Insurance)	510	27,744
SAFECO Corp. (Insurance)	1,020	59,354
Schwab (Diversified Financial Services)	9,945	181,198
SEI Investments Co. (Software)	765	43,054
Simon Property Group, Inc. (REIT)	2,040	198,083
Sky Financial Group, Inc. (Banks)	1,020	25,551
SL Green Realty Corp. (REIT)	510	61,736
SLM Corp. (Diversified Financial Services)	3,825	186,201
South Financial Group, Inc. (Banks)	765	20,295
Sovereign Bancorp, Inc. (Savings & Loans)	3,060	73,011
St. Joe Co. (Real Estate)	765	41,142
St. Paul Cos., Inc. (Insurance)	6,630	338,991
StanCorp Financial Group, Inc. (Insurance)	510	23,302
State Street Corp. (Banks)	3,060	196,544
SunTrust Banks, Inc. (Banks)	3,315	261,852
Synovus Financial Corp. (Banks)	2,550	74,919
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,550	120,641
Taubman Centers, Inc. (REIT)	510	23,919
TCF Financial Corp. (Banks)	1,275	33,188
TD Ameritrade Holding Corp. * (Diversified Financial Services)	2,295	37,799
TD Banknorth, Inc. (Banks)	1,020	30,172
Texas Regional Bancshares, Inc. - Class A (Banks)	510	19,814
The Colonial BancGroup, Inc. (Banks)	1,530	36,475
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,570	677,550
The Macerich Co. (REIT)	765	61,468
Thornburg Mortgage Asset Corp. (REIT)	1,020	26,194
Torchmark Corp. (Insurance)	1,020	62,914
U.S. Bancorp (Banks)	16,830	569,527
UnionBanCal Corp. (Banks)	510	29,366
United Dominion Realty Trust, Inc. (REIT)	1,275	41,272
Unitrin, Inc. (Insurance)	510	21,894
UnumProvident Corp. (Insurance)	3,315	65,571
Valley National Bancorp (Banks)	1,020	26,581
Ventas, Inc. (REIT)	1,020	39,760
Vornado Realty Trust (REIT)	1,275	152,043
W.R. Berkley Corp. (Insurance)	1,785	65,795
Wachovia Corp. (Banks)	18,105	1,004,827
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	765	19,508
Washington Federal, Inc. (Savings & Loans)	765	17,779
Washington Mutual, Inc. (Savings & Loans)	9,180	388,313

See accompanying notes to the Schedules of Portfolio Investments.

Webster Financial Corp. (Banks)	510	24,643
Weingarten Realty Investors (REIT)	765	35,573
Wells Fargo & Co. (Banks)	30,090	1,091,965
Whitney Holding Corp. (Banks)	510	16,657
Willis Group Holdings, Ltd. (Insurance)	1,020	38,791
Wilmington Trust Corp. (Banks)	765	31,809
XL Capital, Ltd. - Class A (Insurance)	1,785	125,932
Zions Bancorp (Banks)	1,020	82,008

TOTAL COMMON STOCKS (Cost $26,996,528)		28,999,194

	Principal Amount
Repurchase Agreements (25.6%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $9,928,437 (Collateralized by $10,079,000 of various Federal Farm Credit Bank Securities, 4.125% - 5.25%, 12/4/07 - 7/17/09, market value $10,126,821)	$9,927,000	9,927,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,927,000)		9,927,000

TOTAL INVESTMENT SECURITIES (Cost $36,923,528) - 100.4% of net assets		$38,926,194

Percentages indicated are based on net assets of $38,772,179.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 11/24/06	$29,178,817	$78,791

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Banks	22.2%
Commercial Services	0.5%
Diversified Financial Services	26.5%
Forest Products & Paper	0.2%
Insurance	15.4%
Real Estate	0.6%
Real Estate Investment Trust	7.5%
Savings & Loans	1.6%
Software	0.3%
Other**	25.6%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Health Care UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Abbott Laboratories (Pharmaceuticals)	14,378	$683,099
Abraxis Bioscience, Inc. * (Pharmaceuticals)	158	4,171
Advanced Medical Optics, Inc. * (Healthcare - Products)	474	19,363
Aetna, Inc. (Healthcare - Services)	5,056	208,408
Affymetrix, Inc. * (Biotechnology)	632	16,116
Albany Molecular Research, Inc. * (Commercial Services)	158	1,882
Alcon, Inc. (Healthcare - Products)	790	83,803
Alexion Pharmaceuticals, Inc. * (Biotechnology)	316	11,806
Alkermes, Inc. * (Pharmaceuticals)	948	15,926
Allergan, Inc. (Pharmaceuticals)	1,422	164,241
Alpharma, Inc. - Class A (Pharmaceuticals)	474	10,461
American Medical Systems Holdings, Inc. * (Healthcare - Products)	632	11,256
AMERIGROUP Corp. * (Healthcare - Services)	474	14,201
Amgen, Inc. * (Biotechnology)	10,902	827,570
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	1,106	48,620
Applera Corp. - Applied Biosystems Group (Electronics)	1,738	64,827
Applera Corp. - Celera Genomics Group * (Biotechnology)	790	12,261
Apria Healthcare Group, Inc. * (Healthcare - Services)	316	7,360
ArthroCare Corp. * (Healthcare - Products)	316	12,770
Bard (C.R.), Inc. (Healthcare - Products)	948	77,698
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	948	49,647
Bausch & Lomb, Inc. (Healthcare - Products)	474	25,378
Baxter International, Inc. (Healthcare - Products)	6,162	283,267
Beckman Coulter, Inc. (Healthcare - Products)	632	36,384
Becton, Dickinson & Co. (Healthcare - Products)	2,212	154,906
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	158	11,600
Biogen Idec, Inc. * (Biotechnology)	3,160	150,416
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	790	12,664
Biomet, Inc. (Healthcare - Products)	2,054	77,723
Biosite Diagnostics, Inc. * (Healthcare - Products)	158	7,257
Boston Scientific Corp. * (Healthcare - Products)	12,640	201,102
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,170	449,708

See accompanying notes to the Schedules of Portfolio Investments.

Caremark Rx, Inc. (Pharmaceuticals)	4,108	202,237
Celgene Corp. * (Biotechnology)	3,318	177,314
Cell Genesys, Inc. * (Biotechnology)	474	2,076
Centene Corp. * (Healthcare - Services)	474	11,182
Cephalon, Inc. * (Pharmaceuticals)	632	44,354
Charles River Laboratories International, Inc. * (Biotechnology)	632	27,125
CIGNA Corp. (Insurance)	1,106	129,380
Community Health Systems, Inc. * (Healthcare - Services)	948	30,763
Cooper Cos., Inc. (Healthcare - Products)	474	27,317
Covance, Inc. * (Healthcare - Services)	632	36,972
Coventry Health Care, Inc. * (Healthcare - Services)	1,580	74,181
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	474	10,556
CV Therapeutics, Inc. * (Pharmaceuticals)	474	6,138
Cyberonics, Inc. * (Healthcare - Products)	158	2,849
CYTYC Corp. * (Healthcare - Products)	1,106	29,221
Dade Behring Holdings, Inc. (Healthcare - Products)	790	28,780
Datascope Corp. (Healthcare - Products)	158	5,667
DaVita, Inc. * (Healthcare - Services)	948	52,737
Delta & Pine Land Co. (Agriculture)	316	12,801
DENTSPLY International, Inc. (Healthcare - Products)	1,264	39,538
Edwards Lifesciences Corp. * (Healthcare - Products)	474	20,349
Eli Lilly & Co. (Pharmaceuticals)	9,006	504,426
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	1,264	36,075
Enzo Biochem, Inc. * (Biotechnology)	316	4,519
Enzon, Inc. * (Biotechnology)	474	4,057
eResearch Technology, Inc. * (Internet)	316	2,598
Express Scripts, Inc. * (Pharmaceuticals)	1,106	70,474
Fisher Scientific International, Inc. * (Electronics)	1,106	94,697
Forest Laboratories, Inc. * (Pharmaceuticals)	3,002	146,918
Gen-Probe, Inc. * (Healthcare - Products)	474	22,690
Genentech, Inc. * (Biotechnology)	4,266	355,358
Genzyme Corp. * (Biotechnology)	2,370	159,999
Gilead Sciences, Inc. * (Pharmaceuticals)	4,266	293,927
Haemonetics Corp. * (Healthcare - Products)	316	14,410
HCA, Inc. (Healthcare - Services)	3,634	183,590
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,212	43,576
Health Net, Inc. * (Healthcare - Services)	1,106	45,910
Healthways, Inc. * (Healthcare - Services)	316	13,383
Henry Schein, Inc. * (Healthcare - Products)	790	39,255

See accompanying notes to the Schedules of Portfolio Investments.

Hillenbrand Industries, Inc. (Healthcare - Products)	474	27,814
Hologic, Inc. * (Healthcare - Products)	474	22,823
Hospira, Inc. * (Pharmaceuticals)	1,422	51,690
Human Genome Sciences, Inc. * (Biotechnology)	1,264	16,874
Humana, Inc. * (Healthcare - Services)	1,580	94,800
ICOS Corp. * (Biotechnology)	632	20,047
IDEXX Laboratories, Inc. * (Healthcare - Products)	316	26,294
ImClone Systems, Inc. * (Pharmaceuticals)	632	19,775
Immucor, Inc. * (Healthcare - Products)	632	17,399
Incyte Genomics, Inc. * (Biotechnology)	632	3,008
InterMune, Inc. * (Biotechnology)	316	6,984
Intuitive Surgical, Inc. * (Healthcare - Products)	316	31,341
Invacare Corp. (Healthcare - Products)	316	6,898
Invitrogen Corp. * (Biotechnology)	474	27,497
Johnson & Johnson (Healthcare - Products)	27,650	1,863,611
Kinetic Concepts, Inc. * (Healthcare - Products)	474	16,476
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,212	37,007
Kyphon, Inc. * (Healthcare - Products)	474	18,723
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,106	75,750
LifePoint Hospitals, Inc. * (Healthcare - Services)	474	16,827
Lincare Holdings, Inc. * (Healthcare - Services)	948	31,815
Magellan Health Services, Inc. * (Healthcare - Services)	316	13,790
Manor Care, Inc. (Healthcare - Services)	632	30,330
Medarex, Inc. * (Pharmaceuticals)	1,106	14,290
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,686	143,701
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	474	16,609
MedImmune, Inc. * (Biotechnology)	2,212	70,872
Medtronic, Inc. (Healthcare - Products)	10,744	523,019
Mentor Corp. (Healthcare - Products)	316	14,789
Merck & Co., Inc. (Pharmaceuticals)	20,224	918,574
MGI Pharma, Inc. * (Pharmaceuticals)	790	15,034
Millennium Pharmaceuticals, Inc. * (Biotechnology)	2,844	33,275
Millipore Corp. * (Biotechnology)	474	30,587
Molecular Devices Corp. * (Electronics)	158	3,182
Mylan Laboratories, Inc. (Pharmaceuticals)	1,896	38,868
Myriad Genetics, Inc. * (Biotechnology)	316	8,497
Nabi Biopharmaceuticals * (Pharmaceuticals)	632	4,159
Nektar Therapeutics * (Biotechnology)	790	11,400
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	316	3,650
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	158	3,509

See accompanying notes to the Schedules of Portfolio Investments.

NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	474	2,237
Odyssey Healthcare, Inc. * (Healthcare - Services)	316	4,187
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	316	5,934
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	474	18,145
Owens & Minor, Inc. (Distribution/Wholesale)	316	9,957
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	316	6,159
PAREXEL International Corp. * (Commercial Services)	316	9,354
Patterson Cos., Inc. * (Healthcare - Products)	1,264	41,522
PDL BioPharma, Inc. * (Biotechnology)	1,106	23,370
Pediatrix Medical Group, Inc. * (Healthcare - Services)	474	21,297
Perrigo Co. (Pharmaceuticals)	790	14,133
Pfizer, Inc. (Pharmaceuticals)	68,256	1,819,021
Pharmaceutical Product Development, Inc. (Commercial Services)	948	30,004
PolyMedica Corp. (Healthcare - Products)	158	6,565
PSS World Medical, Inc. * (Healthcare - Products)	632	12,716
Psychiatric Solutions, Inc. * (Healthcare - Services)	474	15,737
Quest Diagnostics, Inc. (Healthcare - Services)	1,422	70,730
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	474	9,504
ResMed, Inc. * (Healthcare - Products)	632	27,802
Respironics, Inc. * (Healthcare - Products)	632	22,322
Savient Pharmaceuticals, Inc. * (Biotechnology)	632	4,810
Schering-Plough Corp. (Pharmaceuticals)	13,746	304,336
Sepracor, Inc. * (Pharmaceuticals)	948	49,068
Sierra Health Services, Inc. * (Healthcare - Services)	474	16,230
St. Jude Medical, Inc. * (Healthcare - Products)	3,318	113,973
STERIS Corp. (Healthcare - Products)	632	15,402
Stryker Corp. (Healthcare - Products)	2,528	132,189
Sunrise Assisted Living, Inc. * (Healthcare - Services)	474	14,794
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	158	1,650
Techne Corp. * (Healthcare - Products)	316	17,658
Telik, Inc. * (Biotechnology)	474	8,982
Tenet Healthcare Corp. * (Healthcare - Services)	4,424	31,233
The Medicines Co. * (Pharmaceuticals)	474	12,305
Thermo Electron Corp. * (Electronics)	1,422	60,961
Triad Hospitals, Inc. * (Healthcare - Services)	790	29,254
United Surgical Partners International, Inc. * (Healthcare - Services)	474	11,765

See accompanying notes to the Schedules of Portfolio Investments.

United Therapeutics Corp. * (Pharmaceuticals)	158	9,456
UnitedHealth Group, Inc. (Healthcare - Services)	12,482	608,871
Universal Health Services, Inc. - Class B (Healthcare - Services)	474	25,098
Valeant Pharmaceuticals International (Pharmaceuticals)	790	14,757
Varian Medical Systems, Inc. * (Healthcare - Products)	1,264	69,343
Varian, Inc. * (Electronics)	316	14,817
Ventana Medical Systems, Inc. * (Healthcare - Products)	316	12,763
Vertex Pharmaceuticals, Inc. * (Biotechnology)	1,106	44,904
Viasys Healthcare, Inc. * (Healthcare - Products)	316	9,053
Waters Corp. * (Electronics)	948	47,210
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	948	25,511
WellCare Health Plans, Inc. * (Healthcare - Services)	316	18,565
WellPoint, Inc. * (Healthcare - Services)	5,846	446,166
Wyeth (Pharmaceuticals)	12,482	636,956
Zimmer Holdings, Inc. * (Healthcare - Products)	2,370	170,664

TOTAL COMMON STOCKS (Cost $13,299,342)		16,244,318

	Principal Amount
Repurchase Agreements (27.2%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $5,895,853 (Collateralized by $5,853,000 of various Federal Farm Credit Bank Securities, 5.25% - 5.375%, 12/4/07 - 7/18/11, market value $6,014,141)	$5,895,000	5,895,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,895,000)		5,895,000

TOTAL INVESTMENT SECURITIES (Cost $19,194,342) - 102.3% of net assets		$22,139,318

Percentages indicated are based on net assets of $21,649,746.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 11/24/06	$16,248,944	$(280,490)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Agriculture	0.1%
Biotechnology	9.6%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.3%
Healthcare-Products	20.5%
Healthcare-Services	10.6%
Insurance	0.6%
Internet	NM
Pharmaceuticals	32.2%
Other**	27.2%

**	Includes non-equity securities.
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Industrials UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.0%)
3M Co. (Miscellaneous Manufacturing)	2,640	$208,138
Accenture, Ltd. - Class A (Commercial Services)	2,178	71,678
Actuant Corp. - Class A (Miscellaneous Manufacturing)	132	6,777
Acuity Brands, Inc. (Miscellaneous Manufacturing)	198	9,809
Acxiom Corp. (Software)	264	6,534
Affiliated Computer Services, Inc. - Class A * (Computers)	396	21,178
AGCO Corp. * (Machinery-Diversified)	330	8,828
Agilent Technologies, Inc. * (Electronics)	1,650	58,741
Albany International Corp. - Class A (Machinery-Diversified)	66	2,218
Alexander & Baldwin, Inc. (Transportation)	132	6,076
Alliance Data Systems Corp. * (Commercial Services)	264	16,030
Alliant Techsystems, Inc. * (Aerospace/Defense)	132	10,192
Allied Waste Industries, Inc. * (Environmental Control)	924	11,227
American Standard Cos. (Building Materials)	660	29,231
Ametek, Inc. (Electrical Components & Equipment)	264	12,324
Amphenol Corp. - Class A (Electronics)	330	22,407
Anixter International, Inc. * (Telecommunications)	132	7,889
AptarGroup, Inc. (Miscellaneous Manufacturing)	132	7,248
Arkansas Best Corp. (Transportation)	66	2,705
Armor Holdings, Inc. * (Aerospace/Defense)	132	6,793
Arrow Electronics, Inc. * (Electronics)	462	13,791
Automatic Data Processing, Inc. (Software)	2,178	107,681
Avnet, Inc. * (Electronics)	528	12,503
Ball Corp. (Packaging & Containers)	396	16,470
Banta Corp. (Commercial Services)	66	2,922
BE Aerospace, Inc. * (Aerospace/Defense)	264	6,674
BearingPoint, Inc. * (Commercial Services)	726	6,048
Belden, Inc. (Electrical Components & Equipment)	198	7,168
Bemis Co., Inc. (Packaging & Containers)	396	13,314
Benchmark Electronics, Inc. * (Electronics)	264	7,009
Boeing Co. (Aerospace/Defense)	2,706	216,101
Brady Corp. - Class A (Electronics)	198	7,326
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	132	5,531

See accompanying notes to the Schedules of Portfolio Investments.

Burlington Northern Santa Fe Corp. (Transportation)	1,386	107,457
C.H. Robinson Worldwide, Inc. (Transportation)	660	27,548
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	132	11,047
Caterpillar, Inc. (Machinery - Construction & Mining)	2,508	152,261
Ceradyne, Inc. * (Miscellaneous Manufacturing)	66	2,723
Ceridian Corp. * (Computers)	528	12,445
CheckFree Corp. * (Internet)	264	10,423
Choicepoint, Inc. * (Commercial Services)	330	12,009
Clarcor, Inc. (Miscellaneous Manufacturing)	198	6,451
Cognex Corp. (Machinery-Diversified)	132	3,040
Coherent, Inc. * (Electronics)	132	4,254
Commscope, Inc. * (Telecommunications)	198	6,318
Con-way, Inc. (Transportation)	198	9,340
Convergys Corp. * (Commercial Services)	528	11,199
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	396	35,422
Corrections Corp. of America * (Commercial Services)	132	6,031
Crane Co. (Miscellaneous Manufacturing)	198	7,710
Crown Holdings, Inc. * (Packaging & Containers)	660	12,830
CSX Corp. (Transportation)	1,716	61,210
Cummins, Inc. (Machinery-Diversified)	198	25,142
Curtiss-Wright Corp. (Aerospace/Defense)	198	6,700
Danaher Corp. (Miscellaneous Manufacturing)	924	66,315
Deere & Co. (Machinery-Diversified)	924	78,660
Deluxe Corp. (Commercial Services)	198	4,489
Dionex Corp. * (Electronics)	66	3,590
Donaldson Co., Inc. (Miscellaneous Manufacturing)	264	9,913
Dover Corp. (Miscellaneous Manufacturing)	792	37,620
DRS Technologies, Inc. (Aerospace/Defense)	132	5,837
Eagle Materials, Inc. - Class A (Building Materials)	198	7,267
Eaton Corp. (Miscellaneous Manufacturing)	594	43,023
eFunds Corp. * (Software)	198	4,910
EGL, Inc. * (Transportation)	132	4,487
EMCOR Group, Inc. * (Engineering & Construction)	132	7,808
Emdeon Corp. * (Internet)	1,056	12,302
Emerson Electric Co. (Electrical Components & Equipment)	1,584	133,689
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	132	4,856
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	66	2,866

See accompanying notes to the Schedules of Portfolio Investments.

Expeditors International of Washington, Inc. (Transportation)	792	37,549
Fastenal Co. (Distribution/Wholesale)	528	21,247
FedEx Corp. (Transportation)	1,056	120,953
Fidelity National Information Services, Inc. (Software)	330	13,718
First Data Corp. (Software)	2,904	70,422
Fiserv, Inc. * (Software)	660	32,604
Flextronics International, Ltd. * (Electronics)	2,178	25,265
FLIR Systems, Inc. * (Electronics)	264	8,432
Florida Rock Industries, Inc. (Building Materials)	198	8,494
Flowserve Corp. * (Machinery-Diversified)	198	10,494
Fluor Corp. (Engineering & Construction)	330	25,882
Fortune Brands, Inc. (Household Products/Wares)	594	45,709
Forward Air Corp. (Transportation)	132	4,286
Foster Wheeler, Ltd. * (Engineering & Construction)	264	11,867
FTI Consulting, Inc. * (Commercial Services)	132	3,750
Gardner Denver, Inc. * (Machinery-Diversified)	198	6,730
GATX Corp. (Trucking & Leasing)	198	8,627
General Cable Corp. * (Electrical Components & Equipment)	198	7,445
General Dynamics Corp. (Aerospace/Defense)	1,254	89,159
General Electric Co. (Miscellaneous Manufacturing)	39,534	1,388,038
General Maritime Corp. (Transportation)	132	4,823
Genesee & Wyoming, Inc. - Class A * (Transportation)	132	3,708
Global Payments, Inc. (Software)	330	14,424
Goodrich Corp. (Aerospace/Defense)	462	20,370
Graco, Inc. (Machinery-Diversified)	264	10,761
Granite Construction, Inc. (Engineering & Construction)	132	6,877
Harland (John H.) Co. (Household Products/Wares)	132	5,397
Harsco Corp. (Miscellaneous Manufacturing)	132	10,775
Hewitt Associates, Inc. * (Commercial Services)	396	9,912
Hexcel Corp. * (Aerospace/Defense Equipment)	330	5,343
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,838	119,537
Hubbell, Inc. - Class B (Electrical Components & Equipment)	198	9,805
IDEX Corp. (Machinery-Diversified)	198	9,286
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,848	88,575
IMS Health, Inc. (Software)	792	22,057
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,254	46,034
Iron Mountain, Inc. * (Commercial Services)	462	20,037

See accompanying notes to the Schedules of Portfolio Investments.

Itron, Inc. * (Electronics)	66	3,593
ITT Industries, Inc. (Miscellaneous Manufacturing)	726	39,487
J.B. Hunt Transport Services, Inc. (Transportation)	396	8,569
Jabil Circuit, Inc. (Electronics)	726	20,843
Jacobs Engineering Group, Inc. * (Engineering & Construction)	198	14,957
JLG Industries, Inc. (Machinery - Construction & Mining)	396	10,949
Joy Global, Inc. (Machinery - Construction & Mining)	462	18,069
Kansas City Southern Industries, Inc. * (Transportation)	264	7,495
Kaydon Corp. (Metal Fabricate/Hardware)	132	5,518
Kennametal, Inc. (Hand/Machine Tools)	132	8,146
Kirby Corp. * (Transportation)	198	6,936
L-3 Communications Holdings, Inc. (Aerospace/Defense)	462	37,200
Labor Ready, Inc. * (Commercial Services)	198	3,467
Landstar System, Inc. (Transportation)	198	9,195
Lennox International, Inc. (Building Materials)	264	7,117
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	132	8,117
Lockheed Martin Corp. (Aerospace/Defense)	1,254	109,010
Louisiana-Pacific Corp. (Forest Products & Paper)	396	7,833
Manitowoc Co. (Machinery-Diversified)	264	14,488
Manpower, Inc. (Commercial Services)	330	22,364
Martin Marietta Materials (Building Materials)	198	17,424
Masco Corp. (Building Materials)	1,518	41,974
McDermott International, Inc. * (Engineering & Construction)	396	17,701
MDU Resources Group, Inc. (Electric)	660	16,949
MeadWestvaco Corp. (Forest Products & Paper)	660	18,163
Mettler Toledo International, Inc. * (Electrical Components & Equipment)	132	9,062
Mine Safety Appliances Co. (Environmental Control)	132	4,992
Molex, Inc. (Electrical Components & Equipment)	198	6,910
Molex, Inc., - Class A (Electrical Components & Equipment)	264	7,801
Monster Worldwide, Inc. * (Internet)	462	18,716
Moog, Inc. - Class A * (Aerospace/Defense)	132	4,924
MPS Group, Inc. * (Commercial Services)	396	6,039
MSC Industrial Direct Co. - Class A (Retail)	198	8,102
Mueller Industries, Inc. (Metal Fabricate/Hardware)	132	4,840
National Instruments Corp. (Computers)	198	6,174

See accompanying notes to the Schedules of Portfolio Investments.

Navigant Consulting Co. * (Commercial Services)	198	3,526
Navistar International Corp. * (Auto Manufacturers)	264	7,321
NCI Building Systems, Inc. * (Building Materials)	66	3,950
Nordson Corp. (Machinery-Diversified)	132	6,079
Norfolk Southern Corp. (Transportation)	1,584	83,271
Northrop Grumman Corp. (Aerospace/Defense)	1,188	78,871
Old Dominion Freight Line, Inc. * (Transportation)	132	3,651
OMI Corp. (Transportation)	264	5,892
Oshkosh Truck Corp. (Auto Manufacturers)	264	11,935
Overseas Shipholding Group, Inc. (Transportation)	132	8,257
Owens-Illinois, Inc. * (Packaging & Containers)	528	8,765
PACCAR, Inc. (Auto Manufacturers)	924	54,710
Pacer International, Inc. (Transportation)	132	4,051
Packaging Corp. of America (Packaging & Containers)	330	7,580
Pactiv Corp. * (Packaging & Containers)	528	16,284
Pall Corp. (Miscellaneous Manufacturing)	462	14,738
Parker Hannifin Corp. (Miscellaneous Manufacturing)	462	38,637
Paychex, Inc. (Commercial Services)	1,254	49,508
Pentair, Inc. (Miscellaneous Manufacturing)	396	13,044
PerkinElmer, Inc. (Electronics)	462	9,868
PHH Corp. * (Commercial Services)	198	5,465
Plexus Corp. * (Electronics)	198	4,340
Precision Castparts Corp. (Metal Fabricate/Hardware)	528	35,936
Quanex Corp. (Metal Fabricate/Hardware)	132	4,423
Quanta Services, Inc. * (Commercial Services)	396	7,247
R.R. Donnelley & Sons Co. (Commercial Services)	792	26,817
Raytheon Co. (Aerospace/Defense)	1,716	85,714
Regal-Beloit Corp. (Hand/Machine Tools)	132	6,527
Republic Services, Inc. (Environmental Control)	462	18,946
Resources Connection, Inc. * (Commercial Services)	198	5,730
Robert Half International, Inc. (Commercial Services)	660	24,123
Rockwell Collins, Inc. (Aerospace/Defense)	660	38,333
Rockwell International Corp. (Machinery-Diversified)	594	36,828
Roper Industries, Inc. (Miscellaneous Manufacturing)	330	15,791
Ryder System, Inc. (Transportation)	264	13,900
Sanmina-SCI Corp. * (Electronics)	2,046	8,082

See accompanying notes to the Schedules of Portfolio Investments.

Sealed Air Corp. (Packaging & Containers)	330	19,641
Shaw Group, Inc. * (Engineering & Construction)	264	7,012
Sherwin-Williams Co. (Chemicals)	462	27,364
Simpson Manufacturing Co., Inc. (Building Materials)	132	3,747
Smurfit-Stone Container Corp. * (Packaging & Containers)	990	10,553
Solectron Corp. * (Electronics)	3,498	11,683
Sonoco Products Co. (Packaging & Containers)	396	14,050
SPX Corp. (Miscellaneous Manufacturing)	198	11,389
Stericycle, Inc. * (Environmental Control)	198	14,001
Swift Transportation Co., Inc. * (Transportation)	198	4,980
Symbol Technologies, Inc. (Electronics)	990	14,781
Technitrol, Inc. (Electronics)	132	3,329
Tektronix, Inc. (Electronics)	330	10,022
Teleflex, Inc. (Miscellaneous Manufacturing)	132	8,210
Temple-Inland, Inc. (Forest Products & Paper)	396	15,618
Terex Corp. * (Machinery - Construction & Mining)	396	20,497
Tetra Tech, Inc. * (Environmental Control)	198	3,600
Texas Industries, Inc. (Building Materials)	66	4,099
Textron, Inc. (Miscellaneous Manufacturing)	396	36,008
The Brink’s Co. (Miscellaneous Manufacturing)	198	10,393
The Corporate Executive Board Co. (Commercial Services)	132	11,856
The Genlyte Group, Inc. * (Building Materials)	66	5,099
Thomas & Betts Corp. * (Electronics)	264	13,604
Timken Co. (Metal Fabricate/Hardware)	330	9,917
Toro Co. (Housewares)	132	5,697
Trimble Navigation, Ltd. * (Electronics)	198	9,152
Trinity Industries, Inc. (Miscellaneous Manufacturing)	330	11,900
Tyco International, Ltd. (Miscellaneous Manufacturing)	7,722	227,258
Union Pacific Corp. (Transportation)	990	89,724
United Parcel Service, Inc. - Class B (Transportation)	2,508	188,977
United Rentals, Inc. * (Commercial Services)	264	6,254
United Technologies Corp. (Aerospace/Defense)	3,564	234,226
URS Corp. * (Engineering & Construction)	198	8,001
USG CORP. * (Building Materials)	264	12,907
UTI Worldwide, Inc. (Transportation)	330	8,531
Vishay Intertechnology, Inc. * (Electronics)	660	8,903

See accompanying notes to the Schedules of Portfolio Investments.

Vulcan Materials Co. (Building Materials)	330	26,888
W.W. Grainger, Inc. (Distribution/Wholesale)	330	24,017
Wabtec Corp. (Machinery-Diversified)	198	6,215
Walter Industries, Inc. (Holding Companies - Diversified)	198	9,205
Washington Group International, Inc. (Engineering & Construction)	132	7,474
Waste Connections, Inc. * (Environmental Control)	198	8,057
Waste Management, Inc. (Environmental Control)	2,046	76,683
Watsco, Inc. (Distribution/Wholesale)	66	3,287
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	132	5,960
Werner Enterprises, Inc. (Transportation)	198	3,633
WESCO International, Inc. * (Distribution/Wholesale)	198	12,923
Western Union Co. * (Commercial Services)	2,904	64,033
World Fuel Services Corp. (Retail)	132	5,679
YRC Worldwide Inc. * (Transportation)	198	7,671
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	264	9,839

TOTAL COMMON STOCKS (Cost $6,521,740)		6,951,956

	Principal Amount
Repurchase Agreements (45.0%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $4,166,603 (Collateralized by $4,105,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $4,250,229)	$4,166,000	4,166,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,166,000)		4,166,000

TOTAL INVESTMENT SECURITIES (Cost $10,687,740) - 120.0% of net assets		$11,117,956

Percentages indicated are based on net assets of $9,267,829.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 11/24/06	$6,967,011	$(41,331)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Aerospace/Defense	10.3%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	1.8%
Chemicals	0.3%
Commercial Services	4.4%
Computers	0.4%

See accompanying notes to the Schedules of Portfolio Investments.

Distribution/Wholesale	0.7%
Electric	0.2%
Electrical Components & Equipment	2.1%
Electronics	3.0%
Engineering & Construction	1.2%
Environmental Control	1.5%
Forest Products & Paper	0.4%
Hand/Machine Tools	0.2%
Holding Companies	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.4%
Machinery-Construction & Mining	2.2%
Machinery-Diversified	2.5%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	27.3%
Packaging & Containers	1.3%
Retail	0.1%
Software	2.9%
Telecommunications	0.2%
Transportation	9.1%
Trucking & Leasing	0.1%
Other **	45.0%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Internet UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.7%)
Agile Software Corp. * (Internet)	9,720	$65,513
Akamai Technologies, Inc. * (Internet)	28,080	1,315,828
Allscripts Healthcare Solutions, Inc. * (Software)	8,100	191,079
Amazon.com, Inc. * (Internet)	55,350	2,108,281
aQuantive, Inc. * (Internet)	12,690	344,914
Ariba, Inc. * (Internet)	13,770	103,964
Audible, Inc. * (Internet)	3,510	26,255
Autobytel, Inc. * (Internet)	7,020	23,306
BEA Systems, Inc. * (Software)	71,280	1,159,725
Check Point Software Technologies, Ltd. * (Internet)	31,590	654,545
CheckFree Corp. * (Internet)	13,770	543,640
CMGI, Inc. * (Internet)	84,510	118,314
CNET Networks, Inc. * (Internet)	25,110	224,483
Digital Insight Corp. * (Internet)	5,940	182,833
Digital River, Inc. * (Internet)	7,290	421,727
E*TRADE Financial Corp. * (Diversified Financial Services)	78,030	1,816,539
EarthLink, Inc. * (Internet)	21,060	147,841
eBay, Inc. * (Internet)	78,840	2,533,128
Emdeon Corp. * (Internet)	51,030	594,500
Google, Inc. - Class A * (Internet)	5,400	2,572,505
IAC/InterActiveCorp * (Internet)	40,500	1,254,690
Infospace, Inc. * (Internet)	5,670	114,591
Interwoven, Inc. * (Internet)	7,020	89,294
j2 Global Communications, Inc. * (Internet)	9,180	251,899
Jupitermedia Corp. * (Internet)	4,050	35,600
Monster Worldwide, Inc. * (Internet)	21,060	853,141
Priceline.com, Inc. * (Internet)	6,210	250,201
Quest Software, Inc. * (Software)	9,990	147,153
RealNetworks, Inc. * (Internet)	19,170	210,487
Sapient Corp. * (Internet)	14,850	80,933
TD Ameritrade Holding Corp. * (Diversified Financial Services)	45,090	742,632
Tibco Software, Inc. * (Internet)	38,610	357,143
United Online, Inc. (Internet)	11,880	160,618
ValueClick, Inc. * (Internet)	18,630	350,244
VeriSign, Inc. * (Internet)	44,820	926,878
Vignette Corp. * (Internet)	5,400	88,020
webMethods, Inc. * (Internet)	9,990	75,125
Websense, Inc. * (Internet)	8,640	236,477
Yahoo!, Inc. * (Internet)	75,600	1,991,303

TOTAL COMMON STOCKS (Cost $13,982,526)		23,365,349

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (23.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $7,312,058 (Collateralized by $7,260,000 of various Federal Farm Credit Bank Securities, 5.25% - 5.375%, 12/4/07 - 7/18/11, market value $7,458,509)	$7,311,000	7,311,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,311,000)		7,311,000

TOTAL INVESTMENT SECURITIES (Cost $21,293,526) - 98.1% of net assets		$30,676,349

Percentages indicated are based on net assets of $31,283,802.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 11/24/06	$23,562,957	$480,793

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Diversified Financial Services	8.2%
Internet	61.7%
Software	4.8%
Other**	23.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mobile Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (55.2%)
Alltel Corp. (Telecommunications)	44,147	$2,353,477
Dobson Communications Corp. - Class A * (Telecommunications)	17,187	133,371
Leap Wireless International, Inc. * (Telecommunications)	5,055	280,350
NII Holdings, Inc. - Class B * (Telecommunications)	15,839	1,030,010
Sprint Corp. (Telecommunications)	179,205	3,349,341
Telephone & Data Systems, Inc. (Telecommunications)	5,729	279,862
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	5,729	266,399

TOTAL COMMON STOCKS (Cost $5,644,302)		7,692,810

	Principal Amount
Repurchase Agreements (18.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $2,562,371 (Collateralized by $2,525,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $2,614,331)	$2,562,000	2,562,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,562,000)		2,562,000

TOTAL INVESTMENT SECURITIES (Cost $8,206,302) - 73.6% of net assets		$10,254,810

Percentages indicated are based on net assets of $13,932,438.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 11/24/06	$13,095,977	$328,310

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of October 31, 2006:

Telecommunications	55.2%
Other**	18.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.4%)
Anadarko Petroleum Corp. (Oil & Gas)	33,748	$1,566,582
Apache Corp. (Oil & Gas)	24,024	1,569,248
Atwood Oceanics, Inc. * (Oil & Gas)	1,716	79,279
Baker Hughes, Inc. (Oil & Gas Services)	24,024	1,658,857
Berry Petroleum Co. - Class A (Oil & Gas)	2,860	85,371
BJ Services Co. (Oil & Gas Services)	21,736	655,558
Bristow Group, Inc. * (Transportation)	1,716	56,971
Cabot Oil & Gas Corp. (Oil & Gas)	3,432	181,587
Cameron International Corp. * (Oil & Gas Services)	8,008	401,201
Cheniere Energy, Inc. * (Oil & Gas)	4,004	105,385
Chesapeake Energy Corp. (Oil & Gas)	29,172	946,340
ChevronTexaco Corp. (Oil & Gas)	160,732	10,801,191
Cimarex Energy Co. (Oil & Gas)	6,292	226,638
Comstock Resources, Inc. * (Oil & Gas)	2,860	79,794
ConocoPhillips (Oil & Gas)	112,684	6,788,085
Core Laboratories NV * (Oil & Gas Services)	1,716	125,079
Denbury Resources, Inc. * (Oil & Gas)	8,580	246,589
Devon Energy Corp. (Oil & Gas)	30,888	2,064,554
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,576	316,796
Dynegy, Inc. - Class A * (Pipelines)	29,172	177,366
El Paso Corp. (Pipelines)	50,908	697,440
Encore Acquisition Co. * (Oil & Gas)	3,432	85,937
Ensco International, Inc. (Oil & Gas)	11,440	560,217
EOG Resources, Inc. (Oil & Gas)	17,732	1,179,710
Exxon Mobil Corp. (Oil & Gas)	434,720	31,047,703
FMC Technologies, Inc. * (Oil & Gas Services)	5,148	311,197
Forest Oil Corp. * (Oil & Gas)	4,004	130,691
Frontier Oil Corp. (Oil & Gas)	8,008	235,435
Global Industries, Ltd. * (Oil & Gas Services)	6,292	104,447
GlobalSantaFe Corp. (Oil & Gas)	17,160	890,604
Grant Prideco, Inc. * (Oil & Gas Services)	9,724	367,275
Grey Wolf, Inc. * (Oil & Gas)	14,300	100,100
Halliburton Co. (Oil & Gas Services)	74,932	2,424,050
Hanover Compressor Co. * (Oil & Gas Services)	6,292	116,528
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	6,292	203,232
Helmerich & Payne, Inc. (Oil & Gas)	6,864	164,393
Hess Corp. (Oil & Gas)	18,304	776,090
Holly Corp. (Oil & Gas)	3,432	163,226
Houston Exploration Co. * (Oil & Gas)	2,288	123,918
Hydril * (Oil & Gas Services)	1,716	103,046
Input/Output, Inc. * (Oil & Gas Services)	5,148	57,709
Kinder Morgan, Inc. (Pipelines)	8,008	841,641

See accompanying notes to the Schedules of Portfolio Investments.

Lone Star Technologies, Inc. * (Oil & Gas Services)	2,288	110,465
Marathon Oil Corp. (Oil & Gas)	26,312	2,273,357
Mariner Energy, Inc. * (Oil & Gas)	5,720	113,370
Murphy Oil Corp. (Oil & Gas)	13,156	620,437
Nabors Industries, Ltd. * (Oil & Gas)	21,736	671,208
National-Oilwell Varco, Inc. * (Oil & Gas Services)	12,584	760,074
Newfield Exploration Co. * (Oil & Gas)	9,724	396,642
Newpark Resources, Inc. * (Oil & Gas Services)	6,292	36,997
Noble Corp. (Oil & Gas)	10,296	721,750
Noble Energy, Inc. (Oil & Gas)	13,156	639,776
Occidental Petroleum Corp. (Oil & Gas)	62,348	2,926,615
Oceaneering International, Inc. * (Oil & Gas Services)	4,004	144,104
OGE Energy Corp. (Electric)	6,292	242,745
Parker Drilling Co. * (Oil & Gas)	8,008	65,586
Patterson-UTI Energy, Inc. (Oil & Gas)	12,012	278,678
Penn Virginia Corp. (Oil & Gas)	1,144	81,853
Pioneer Natural Resources Co. (Oil & Gas)	9,152	372,761
Plains Exploration & Production Co. * (Oil & Gas)	5,720	241,899
Pogo Producing Co. (Oil & Gas)	4,004	179,179
Pride International, Inc. * (Oil & Gas)	12,012	331,651
Quicksilver Resources, Inc. * (Oil & Gas)	4,004	137,257
Range Resources Corp. (Oil & Gas)	10,296	279,536
Rowan Cos., Inc. (Oil & Gas)	8,008	267,307
Schlumberger, Ltd. (Oil & Gas Services)	86,372	5,448,345
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,716	153,548
Smith International, Inc. (Oil & Gas Services)	15,444	609,729
Southwestern Energy Co. * (Oil & Gas)	12,012	427,387
St. Mary Land & Exploration Co. (Oil & Gas)	4,004	149,309
Stone Energy Corp. * (Oil & Gas)	1,716	66,873
Sunoco, Inc. (Oil & Gas)	9,724	643,048
Superior Energy Services, Inc. * (Oil & Gas Services)	5,720	179,036
Swift Energy Co. * (Oil & Gas)	2,288	106,895
Tesoro Petroleum Corp. (Oil & Gas)	5,148	329,163
TETRA Technologies, Inc. * (Oil & Gas Services)	5,148	133,333
Tidewater, Inc. (Oil & Gas Services)	4,004	199,119
Todco - Class A * (Oil & Gas)	4,576	156,179
Transocean Sedco Forex, Inc. * (Oil & Gas)	22,880	1,659,715
Unit Corp. * (Oil & Gas)	3,432	159,210
Universal Compression Holdings, Inc. * (Oil & Gas Services)	2,288	137,875
Valero Energy Corp. (Oil & Gas)	45,188	2,364,688
Veritas DGC, Inc. * (Oil & Gas Services)	2,288	164,759
W-H Energy Services, Inc. * (Oil & Gas Services)	2,288	107,147

See accompanying notes to the Schedules of Portfolio Investments.

Weatherford International, Ltd. * (Oil & Gas Services)	25,168	1,033,901
Whiting Petroleum Corp. * (Oil & Gas)	2,860	127,585
Williams Cos., Inc. (Pipelines)	43,472	1,062,020
XTO Energy, Inc. (Oil & Gas)	26,884	1,254,407

TOTAL COMMON STOCKS (Cost $61,424,701)		97,383,578

	Principal Amount
Repurchase Agreements (25.1%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $32,393,687 (Collateralized by $32,066,000 of various Federal National Mortgage Association Securities, 5.25% - 7.125%, 4/15/07 – 6/15/10, market value $33,037,605)	$32,389,000	32,389,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,389,000)		32,389,000

TOTAL INVESTMENT SECURITIES (Cost $93,813,701) - 100.5% of net assets		$129,772,578

Percentages indicated are based on net assets of $129,147,513.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 11/24/06	$97,486,544	$1,731,537

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Electric	0.2%
Oil & Gas	60.8%
Oil & Gas Services	12.2%
Pipelines	2.2%
Transportation	NM
Other**	25.1%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Oil Equipment, Services & Distribution UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Atwood Oceanics, Inc. * (Oil & Gas)	812	$37,514
Baker Hughes, Inc. (Oil & Gas Services)	9,976	688,843
BJ Services Co. (Oil & Gas Services)	9,048	272,888
Bristow Group, Inc. * (Transportation)	696	23,107
Cameron International Corp. * (Oil & Gas Services)	3,364	168,536
Core Laboratories NV * (Oil & Gas Services)	812	59,187
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,856	128,491
El Paso Corp. (Pipelines)	20,996	287,645
Ensco International, Inc. (Oil & Gas)	4,640	227,221
FMC Technologies, Inc. * (Oil & Gas Services)	2,088	126,220
Global Industries, Ltd. * (Oil & Gas Services)	2,552	42,363
GlobalSantaFe Corp. (Oil & Gas)	7,192	373,265
Grant Prideco, Inc. * (Oil & Gas Services)	3,944	148,965
Grey Wolf, Inc. * (Oil & Gas)	5,916	41,412
Halliburton Co. (Oil & Gas Services)	30,972	1,001,945
Hanover Compressor Co. * (Oil & Gas Services)	2,668	49,411
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	2,436	78,683
Helmerich & Payne, Inc. (Oil & Gas)	2,900	69,455
Hydril * (Oil & Gas Services)	580	34,829
Input/Output, Inc. * (Oil & Gas Services)	2,088	23,406
Kinder Morgan, Inc. (Pipelines)	3,248	341,365
Lone Star Technologies, Inc. * (Oil & Gas Services)	928	44,804
Nabors Industries, Ltd. * (Oil & Gas)	9,048	279,402
National-Oilwell Varco, Inc. * (Oil & Gas Services)	5,220	315,288
Newpark Resources, Inc. * (Oil & Gas Services)	2,668	15,688
Noble Corp. (Oil & Gas)	4,176	292,738
Oceaneering International, Inc. * (Oil & Gas Services)	1,624	58,448
OGE Energy Corp. (Electric)	2,668	102,931
Parker Drilling Co. * (Oil & Gas)	3,248	26,601
Patterson-UTI Energy, Inc. (Oil & Gas)	4,988	115,722
Pride International, Inc. * (Oil & Gas)	4,988	137,719
Rowan Cos., Inc. (Oil & Gas)	3,248	108,418
Schlumberger, Ltd. (Oil & Gas Services)	35,612	2,246,406
SEACOR SMIT, Inc. * (Oil & Gas Services)	696	62,278
Smith International, Inc. (Oil & Gas Services)	6,380	251,882
Superior Energy Services, Inc. * (Oil & Gas Services)	2,436	76,247

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc. * (Oil & Gas Services)	2,204	57,084
Tidewater, Inc. (Oil & Gas Services)	1,740	86,530
Todco - Class A * (Oil & Gas)	1,856	63,345
Transocean Sedco Forex, Inc. * (Oil & Gas)	9,512	690,000
Unit Corp. * (Oil & Gas)	1,392	64,575
Universal Compression Holdings, Inc. * (Oil & Gas Services)	928	55,921
Veritas DGC, Inc. * (Oil & Gas Services)	1,044	75,178
W-H Energy Services, Inc. * (Oil & Gas Services)	928	43,458
Weatherford International, Ltd. * (Oil & Gas Services)	10,440	428,875
Williams Cos., Inc. (Pipelines)	17,980	439,251

TOTAL COMMON STOCKS (Cost $9,768,622)		10,363,540

	Principal Amount
Repurchase Agreements (22.5%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $3,112,450 (Collateralized by $3,067,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $3,175,506)	$3,112,000	3,112,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,112,000)		3,112,000

TOTAL INVESTMENT SECURITIES (Cost $12,880,622) - 97.4% of net assets		$13,475,540

Percentages indicated are based on net assets of $13,838,800.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 11/24/06	$10,390,304	$271,839

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Electric	0.7%
Oil & Gas	19.2%
Oil & Gas Services	47.1%
Pipelines	7.7%
Transportation	0.2%
Other**	22.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (73.0%)
Abbott Laboratories (Pharmaceuticals)	64,802	$3,078,743
Abraxis Bioscience, Inc. * (Pharmaceuticals)	1,058	27,931
Alkermes, Inc. * (Pharmaceuticals)	4,761	79,985
Allergan, Inc. (Pharmaceuticals)	7,406	855,393
Alpharma, Inc. - Class A (Pharmaceuticals)	2,116	46,700
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	4,761	249,334
Bristol-Myers Squibb Co. (Pharmaceuticals)	93,104	2,304,324
Cephalon, Inc. * (Pharmaceuticals)	2,645	185,626
Eli Lilly & Co. (Pharmaceuticals)	46,023	2,577,748
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	6,348	181,172
Forest Laboratories, Inc. * (Pharmaceuticals)	15,341	750,789
Hospira, Inc. * (Pharmaceuticals)	7,406	269,208
Johnson & Johnson (Healthcare - Products)	141,243	9,519,778
King Pharmaceuticals, Inc. * (Pharmaceuticals)	11,638	194,704
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,645	92,681
Merck & Co., Inc. (Pharmaceuticals)	103,684	4,709,327
MGI Pharma, Inc. * (Pharmaceuticals)	3,703	70,468
Mylan Laboratories, Inc. (Pharmaceuticals)	10,051	206,046
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	1,058	23,498
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,587	30,931
Perrigo Co. (Pharmaceuticals)	4,232	75,710
Pfizer, Inc. (Pharmaceuticals)	348,611	9,290,483
Schering-Plough Corp. (Pharmaceuticals)	70,357	1,557,704
Sepracor, Inc. * (Pharmaceuticals)	5,290	273,810
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	1,058	11,046
The Medicines Co. * (Pharmaceuticals)	2,116	54,931
Valeant Pharmaceuticals International (Pharmaceuticals)	4,232	79,054
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	4,761	128,119
Wyeth (Pharmaceuticals)	49,880	2,545,376

TOTAL COMMON STOCKS (Cost $35,450,601)		39,470,619

	Principal Amount
Repurchase Agreements (28.1%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $15,197,199 (Collateralized by $14,633,000 of various U.S. Government Agency Obligations, 4.125% - 7.125%, 7/17/09 – 6/15/10, market value $15,500,399)	$15,195,000	15,195,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,195,000)		15,195,000

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	1

TOTAL RIGHTS/WARRANTS (Cost $0)		1

TOTAL INVESTMENT SECURITIES (Cost $50,645,601) - 101.1% of net assets		$54,665,620

Percentages indicated are based on net assets of $54,080,969.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 11/24/06	$40,621,227	$(1,107,060)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Healthcare - Products	17.6%
Pharmaceuticals	55.4%
Other**	28.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Precious Metals UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (91.3%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $146,922,260 (Collateralized by $148,106,000 of various U.S. Government Agency Obligations, 5.25% - 7.125%, 3/15/07 – 4/15/08, market value $149,840,075)	$146,901,000	$146,901,000

TOTAL REPURCHASE AGREEMENTS (Cost $146,901,000)		146,901,000

TOTAL INVESTMENT SECURITIES (Cost $146,901,000) - 91.3% of net assets		$146,901,000

Percentages indicated are based on net assets of $160,959,490.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 11/24/06	$241,619,572	$10,764,177

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.6%)
Alexandria Real Estate Equities, Inc. (REIT)	5,248	$523,226
AMB Property Corp. (REIT)	17,056	996,241
American Financial Realty Trust (REIT)	25,256	294,738
American Home Mortgage Investment Corp. (REIT)	8,856	302,610
Annaly Mortgage Management, Inc. (REIT)	37,720	494,886
Apartment Investment and Management Co. - Class A (REIT)	19,024	1,090,456
Archstone-Smith Trust (REIT)	41,328	2,488,359
Avalonbay Communities, Inc. (REIT)	14,432	1,891,458
BioMed Realty Trust, Inc. (REIT)	12,464	401,715
Boston Properties, Inc. (REIT)	22,304	2,382,736
Brandywine Realty Trust (REIT)	17,712	590,872
BRE Properties, Inc. - Class A (REIT)	10,168	674,138
Brookfield Properties Corp. (Real Estate)	22,632	857,526
Camden Property Trust (REIT)	11,152	900,189
CapitalSource, Inc. (Diversified Financial Services)	24,600	682,404
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	38,704	1,162,281
CBL & Associates Properties, Inc. (REIT)	12,464	545,051
Colonial Properties Trust (REIT)	8,856	446,254
Corporate Office Properties Trust (REIT)	8,200	391,878
Cousins Properties, Inc. (REIT)	7,872	281,581
Crescent Real Estate Equities Co. (REIT)	18,696	407,573
Developers Diversified Realty Corp. (REIT)	21,320	1,298,388
Duke-Weeks Realty Corp. (REIT)	26,240	1,051,174
Equity Inns, Inc. (REIT)	10,496	176,123
Equity Lifestyle Properties, Inc. (REIT)	4,264	210,087
Equity Office Properties Trust (REIT)	68,552	2,913,460
Equity Residential Properties Trust (REIT)	57,072	3,116,703
Essex Property Trust, Inc. (REIT)	4,592	612,022
Federal Realty Investment Trust (REIT)	10,496	841,254
FelCor Lodging Trust, Inc. (REIT)	11,808	245,134
First Industrial Realty Trust, Inc. (REIT)	8,856	407,110
Forest City Enterprises, Inc. - Class A (Real Estate)	11,480	630,252
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	29,192	222,735
General Growth Properties, Inc. (REIT)	44,280	2,298,132
Glenborough Realty Trust, Inc. (REIT)	6,232	161,907
Health Care Property Investors, Inc. (REIT)	30,832	968,125

See accompanying notes to the Schedules of Portfolio Investments.

Health Care REIT, Inc. (REIT)	12,136	500,974
Healthcare Realty Trust, Inc. (REIT)	9,184	371,952
Highwoods Properties, Inc. (REIT)	10,496	400,947
Home Properties, Inc. (REIT)	6,888	435,115
Hospitality Properties Trust (REIT)	13,448	651,690
Host Marriott Corp. (REIT)	102,008	2,352,304
HRPT Properties Trust (REIT)	41,000	487,900
IMPAC Mortgage Holdings, Inc. (REIT)	13,776	130,459
iStar Financial, Inc. (REIT)	22,304	1,033,344
Jones Lang LaSalle, Inc. (Real Estate)	7,216	663,872
Kilroy Realty Corp. (REIT)	6,232	469,457
Kimco Realty Corp. (REIT)	42,312	1,879,923
KKR Financial Corp. (REIT)	15,744	422,412
LaSalle Hotel Properties (REIT)	7,872	332,592
Lexington Corporate Properties Trust (REIT)	10,496	223,565
Liberty Property Trust (REIT)	17,712	853,718
Mack-Cali Realty Corp. (REIT)	12,136	641,994
Maguire Properties, Inc. (REIT)	7,216	308,556
Mid-America Apartment Communities, Inc. (REIT)	4,592	292,281
Nationwide Health Properties, Inc. (REIT)	15,744	452,483
New Century Financial Corp. (REIT)	9,840	387,499
New Plan Excel Realty Trust, Inc. (REIT)	20,336	585,677
Novastar Financial, Inc. (REIT)	6,232	198,925
Pennsylvania REIT	7,216	311,010
Plum Creek Timber Co., Inc. (Forest Products & Paper)	35,096	1,261,351
Post Properties, Inc. (REIT)	8,528	417,701
Potlatch Corp. (Forest Products & Paper)	7,544	306,286
Prologis (REIT)	47,560	3,009,121
Public Storage, Inc. (REIT)	24,928	2,236,291
Rayonier, Inc. (Forest Products & Paper)	14,760	605,012
Realogy Corp. * (Real Estate)	41,656	1,073,892
Realty Income Corp. (REIT)	17,384	458,938
Reckson Associates Realty Corp. (REIT)	16,072	709,097
Redwood Trust, Inc. (REIT)	4,920	270,452
Regency Centers Corp. (REIT)	13,120	946,739
Saxon Capital, Inc. (REIT)	9,840	139,236
Simon Property Group, Inc. (REIT)	43,296	4,204,043
SL Green Realty Corp. (REIT)	8,856	1,072,019
St. Joe Co. (Real Estate)	14,432	776,153
Strategic Hotels & Resorts, Inc. (REIT)	14,104	299,992
Sunstone Hotel Investors, Inc. (REIT)	11,152	328,538
Taubman Centers, Inc. (REIT)	10,168	476,879
The Macerich Co. (REIT)	14,104	1,133,256
The Mills Corp. (REIT)	11,152	203,747
Thornburg Mortgage Asset Corp. (REIT)	22,304	572,767
Trammell Crow Co. * (Real Estate)	6,888	335,790
United Dominion Realty Trust, Inc. (REIT)	26,240	849,389
Ventas, Inc. (REIT)	20,336	792,697
Vornado Realty Trust (REIT)	25,584	3,050,892

See accompanying notes to the Schedules of Portfolio Investments.

Washington REIT	8,856	373,280
Weingarten Realty Investors (REIT)	16,072	747,348

TOTAL COMMON STOCKS (Cost $61,280,322)		73,998,333

	Principal Amount
Repurchase Agreements (24.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $23,868,454 (Collateralized by $24,693,000 of various Federal Farm Credit Bank Securities, 3.375% - 4.125%, 7/15/08 - 7/17/09, market value $24,343,324)	$23,865,000	23,865,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,865,000)		23,865,000

TOTAL INVESTMENT SECURITIES (Cost $85,145,322) - 100.0% of net assets		$97,863,333

Percentages indicated are based on net assets of $97,865,870.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 11/24/06	$75,017,481	$884,501

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Diversified Financial Services	0.9%
Forest Products & Paper	2.2%
Real Estate	5.6%
Real Estate Investment Trust	66.9%
Other**	24.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductor UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.5%)
Actel Corp. * (Semiconductors)	1,000	$16,390
Advanced Micro Devices, Inc. * (Semiconductors)	21,500	457,305
Agere Systems, Inc. * (Semiconductors)	7,000	118,860
Altera Corp. * (Semiconductors)	14,500	267,380
Amkor Technology, Inc. * (Semiconductors)	4,000	27,640
Analog Devices, Inc. (Semiconductors)	14,500	461,390
Applied Materials, Inc. (Semiconductors)	63,000	1,095,570
Applied Micro Circuits Corp. * (Semiconductors)	12,000	36,600
Asyst Technologies, Inc. * (Semiconductors)	2,000	14,860
Atmel Corp. * (Semiconductors)	18,000	103,500
ATMI, Inc. * (Semiconductors)	1,500	47,535
Axcelis Technologies, Inc. * (Semiconductors)	4,000	27,600
Broadcom Corp. - Class A * (Semiconductors)	18,500	559,995
Brooks Automation, Inc. * (Semiconductors)	3,000	42,600
Cabot Microelectronics Corp. * (Chemicals)	1,000	28,550
Cirrus Logic, Inc. * (Semiconductors)	3,000	21,180
Cohu, Inc. (Semiconductors)	1,000	19,780
Conexant Systems, Inc. * (Semiconductors)	19,500	37,635
Credence Systems Corp. * (Semiconductors)	3,500	11,270
Cree Research, Inc. * (Semiconductors)	3,000	65,970
Cymer, Inc. * (Electronics)	1,500	69,495
Cypress Semiconductor Corp. * (Semiconductors)	5,500	92,345
DSP Group, Inc. * (Semiconductors)	1,000	21,720
Exar Corp. * (Semiconductors)	1,500	19,455
Fairchild Semiconductor International, Inc. * (Semiconductors)	5,000	80,550
FormFactor, Inc. * (Semiconductors)	1,500	57,270
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	5,500	216,535
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	11,000	432,630
Integrated Device Technology, Inc. * (Semiconductors)	8,000	126,800
Intel Corp. (Semiconductors)	234,000	4,993,560
Interdigital Communications Corp. * (Telecommunications)	2,000	71,520
International Rectifier Corp. * (Semiconductors)	3,000	107,910
Intersil Corp. - Class A (Semiconductors)	5,500	128,975

See accompanying notes to the Schedules of Portfolio Investments.

KLA -Tencor Corp. (Semiconductors)	8,000	393,360
Kopin Corp. * (Semiconductors)	3,000	10,710
Kulicke & Soffa Industries, Inc. * (Semiconductors)	2,500	22,450
Lam Research Corp. * (Semiconductors)	5,500	271,975
Lattice Semiconductor Corp. * (Semiconductors)	4,500	27,945
Linear Technology Corp. (Semiconductors)	12,000	373,440
LSI Logic Corp. * (Semiconductors)	16,000	160,800
LTX Corp. * (Semiconductors)	2,500	11,675
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	1,500	54,735
Marvell Technology Group, Ltd. * (Semiconductors)	18,500	338,180
Maxim Integrated Products, Inc. (Semiconductors)	13,000	390,130
MEMC Electronic Materials, Inc. * (Semiconductors)	7,000	248,500
Micrel, Inc. * (Semiconductors)	2,500	27,900
Microchip Technology, Inc. (Semiconductors)	8,500	279,905
Micron Technology, Inc. * (Semiconductors)	29,000	419,050
Microsemi Corp. * (Semiconductors)	2,500	49,000
Mindspeed Technologies, Inc. * (Semiconductors)	4,500	7,875
National Semiconductor Corp. (Semiconductors)	13,000	315,770
Novellus Systems, Inc. * (Semiconductors)	5,000	138,250
NVIDIA Corp. * (Semiconductors)	14,000	488,180
OmniVision Technologies, Inc. * (Semiconductors)	2,000	32,840
Photronics, Inc. * (Semiconductors)	1,500	20,985
PMC-Sierra, Inc. * (Semiconductors)	8,500	56,355
QLogic Corp. * (Semiconductors)	6,500	133,770
Rambus, Inc. * (Semiconductors)	4,000	66,240
RF Micro Devices, Inc. * (Telecommunications)	7,500	54,750
SanDisk Corp. * (Computers)	8,000	384,800
Semtech Corp. * (Semiconductors)	3,000	39,090
Silicon Image, Inc. * (Semiconductors)	3,500	41,405
Silicon Laboratories, Inc. * (Semiconductors)	2,000	65,260
Silicon Storage Technology, Inc. * (Computers)	3,500	14,665
SiRF Technology Holdings, Inc. * (Semiconductors)	2,000	56,240
Skyworks Solutions, Inc. * (Semiconductors)	6,500	43,095
Teradyne, Inc. * (Semiconductors)	8,000	112,160
Tessera Technologies, Inc. * (Semiconductors)	2,000	69,820
Texas Instruments, Inc. (Semiconductors)	61,500	1,856,070
Transmeta Corp. * (Semiconductors)	7,500	8,850
Trident Microsystems, Inc. * (Software)	2,500	52,850

See accompanying notes to the Schedules of Portfolio Investments.

TriQuint Semiconductor, Inc. * (Semiconductors)	5,500	24,750
Ultratech Stepper, Inc. * (Semiconductors)	1,000	14,290
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	2,500	91,225
Xilinx, Inc. (Semiconductors)	13,500	344,385
Zoran Corp. * (Semiconductors)	2,000	27,840

TOTAL COMMON STOCKS (Cost $12,655,993)		17,521,940

	Principal Amount
Repurchase Agreements (25.2%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $5,842,845 (Collateralized by $5,795,000 of various Federal Farm Credit Bank Securities, 5.25% - 5.375%, 12/4/07 - 7/18/11, market value $5,959,777)	$5,842,000	5,842,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,842,000)		5,842,000

TOTAL INVESTMENT SECURITIES (Cost $18,497,993) - 100.7% of net assets		$23,363,940

Percentages indicated are based on net assets of $23,208,359.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 11/24/06	$17,423,041	$81,580

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Chemicals	0.1%
Computers	2.0%
Electronics	0.3%
Semiconductors	72.4%
Software	0.2%
Telecommunications	0.5%
Other **	25.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Technology UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.6%)
3Com Corp. * (Telecommunications)	5,360	$26,050
ADC Telecommunications, Inc. * (Telecommunications)	1,340	19,175
Adobe Systems, Inc. * (Software)	7,370	281,903
ADTRAN, Inc. (Telecommunications)	670	15,504
Advanced Micro Devices, Inc. * (Semiconductors)	6,700	142,509
Agere Systems, Inc. * (Semiconductors)	2,010	34,130
Akamai Technologies, Inc. * (Internet)	2,010	94,189
Altera Corp. * (Semiconductors)	4,690	86,484
Amdocs, Ltd. * (Telecommunications)	2,680	103,877
American Power Conversion Corp. (Electrical Components & Equipment)	2,680	81,016
American Tower Corp. * (Telecommunications)	5,360	193,067
Analog Devices, Inc. (Semiconductors)	4,690	149,236
Andrew Corp. * (Telecommunications)	2,010	18,613
ANSYS, Inc. * (Software)	670	30,820
Apple Computer, Inc. * (Computers)	11,390	923,500
Applied Materials, Inc. (Semiconductors)	20,770	361,190
Applied Micro Circuits Corp. * (Semiconductors)	4,020	12,261
Arris Group, Inc. * (Telecommunications)	1,340	17,956
Atmel Corp. * (Semiconductors)	6,030	34,673
ATMI, Inc. * (Semiconductors)	670	21,232
Autodesk, Inc. * (Software)	3,350	123,113
Avaya, Inc. * (Telecommunications)	6,030	77,244
Avocent Corp. * (Internet)	670	24,596
BEA Systems, Inc. * (Software)	5,360	87,207
BMC Software, Inc. * (Software)	2,680	81,231
Brightpoint, Inc. * (Distribution/Wholesale)	670	8,107
Broadcom Corp. - Class A * (Semiconductors)	6,030	182,528
Brocade Communications Systems, Inc. * (Computers)	3,350	27,169
Brooks Automation, Inc. * (Semiconductors)	670	9,514
CA, Inc. (Software)	6,030	149,303
CACI International, Inc. - Class A * (Computers)	670	38,552
Cadence Design Systems, Inc. * (Computers)	4,020	71,797
CDW Corp. (Distribution/Wholesale)	670	43,998
Cerner Corp. * (Software)	670	32,368
Check Point Software Technologies, Ltd. * (Internet)	2,010	41,647
Ciena Corp. * (Telecommunications)	1,340	31,503
Cisco Systems, Inc. * (Telecommunications)	81,740	1,972,385
Citrix Systems, Inc. * (Software)	2,680	79,140
Cognizant Technology Solutions Corp. * (Computers)	2,010	151,313

See accompanying notes to the Schedules of Portfolio Investments.

Computer Sciences Corp. * (Computers)	2,010	106,229
Compuware Corp. * (Software)	4,690	37,708
Comverse Technology, Inc. * (Telecommunications)	2,680	58,344
Conexant Systems, Inc. * (Semiconductors)	6,700	12,931
Corning, Inc. * (Telecommunications)	20,770	424,331
Cree Research, Inc. * (Semiconductors)	1,340	29,467
Crown Castle International Corp. * (Telecommunications)	2,680	90,182
CSG Systems International, Inc. * (Software)	670	18,077
Cymer, Inc. * (Electronics)	670	31,041
Cypress Semiconductor Corp. * (Semiconductors)	2,010	33,748
Dell, Inc. * (Computers)	26,800	652,044
Diebold, Inc. (Computers)	670	29,266
Digital River, Inc. * (Internet)	670	38,760
DST Systems, Inc. * (Computers)	670	41,399
Dycom Industries, Inc. * (Engineering & Construction)	670	15,618
EarthLink, Inc. * (Internet)	1,340	9,407
Electronic Data Systems Corp. (Computers)	6,700	169,711
Electronics for Imaging, Inc. * (Computers)	670	15,839
EMC Corp. * (Computers)	30,820	377,545
Emulex Corp. * (Semiconductors)	1,340	25,192
F5 Networks, Inc. * (Internet)	670	44,347
Fair Isaac Corp. (Software)	670	24,542
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,340	21,587
Finisar Corp. * (Telecommunications)	3,350	11,658
FormFactor, Inc. * (Semiconductors)	670	25,581
Foundry Networks, Inc. * (Telecommunications)	2,010	25,447
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	5,360	211,023
Google, Inc. - Class A * (Internet)	2,680	1,276,725
Harris Corp. (Telecommunications)	2,010	85,626
Hewlett-Packard Co. (Computers)	36,850	1,427,568
Hyperion Solutions Corp. * (Software)	670	25,058
IKON Office Solutions, Inc. (Office/Business Equipment)	1,340	19,979
Imation Corp. (Computers)	670	30,666
Informatica Corp. * (Software)	1,340	16,603
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	2,010	41,426
Insight Enterprises, Inc. * (Retail)	670	14,398
Integrated Device Technology, Inc. * (Semiconductors)	2,680	42,478
Intel Corp. (Semiconductors)	77,050	1,644,248
Interdigital Communications Corp. * (Telecommunications)	670	23,959
Intergraph Corp. * (Computers)	670	29,272
Intermec, Inc. * (Machinery-Diversified)	670	15,142
International Business Machines Corp. (Computers)	20,100	1,855,832
International Rectifier Corp. * (Semiconductors)	670	24,100

See accompanying notes to the Schedules of Portfolio Investments.

Intersil Corp. - Class A (Semiconductors)	2,010	47,135
Intuit, Inc. * (Software)	4,020	141,906
j2 Global Communications, Inc. * (Internet)	670	18,385
Jack Henry & Associates, Inc. (Computers)	1,340	29,199
JDS Uniphase Corp. * (Telecommunications)	2,680	38,940
Juniper Networks, Inc. * (Telecommunications)	7,370	126,911
Keane, Inc. * (Software)	670	7,765
KLA -Tencor Corp. (Semiconductors)	2,680	131,776
Komag, Inc. * (Computers)	670	25,628
Kronos, Inc. * (Computers)	670	22,713
Lam Research Corp. * (Semiconductors)	2,010	99,395
Lattice Semiconductor Corp. * (Semiconductors)	1,340	8,321
Lexmark International, Inc. - Class A * (Computers)	1,340	85,211
Linear Technology Corp. (Semiconductors)	4,020	125,102
LSI Logic Corp. * (Semiconductors)	5,360	53,868
Lucent Technologies, Inc. * (Telecommunications)	58,960	143,273
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	670	24,448
Macrovision Corp. * (Entertainment)	670	17,829
Marvell Technology Group, Ltd. * (Semiconductors)	6,030	110,228
Maxim Integrated Products, Inc. (Semiconductors)	4,020	120,640
McAfee, Inc. * (Internet)	2,010	58,149
MEMC Electronic Materials, Inc. * (Semiconductors)	2,010	71,355
Mentor Graphics Corp. * (Computers)	1,340	22,606
Microchip Technology, Inc. (Semiconductors)	2,680	88,252
Micron Technology, Inc. * (Semiconductors)	9,380	135,541
Micros Systems, Inc. * (Computers)	670	33,286
Microsemi Corp. * (Semiconductors)	670	13,132
Microsoft Corp. (Software)	117,920	3,385,482
Motorola, Inc. (Telecommunications)	32,830	757,060
National Semiconductor Corp. (Semiconductors)	4,020	97,646
NCR Corp. * (Computers)	2,680	111,274
Network Appliance, Inc. * (Computers)	4,690	171,185
Novell, Inc. * (Software)	4,690	28,140
Novellus Systems, Inc. * (Semiconductors)	2,010	55,577
Nuance Communications, Inc. * (Software)	2,010	23,195
NVIDIA Corp. * (Semiconductors)	4,690	163,540
OmniVision Technologies, Inc. * (Semiconductors)	670	11,001
Openwave Systems, Inc. * (Internet)	1,340	11,564
Oracle Corp. * (Software)	53,600	989,991
Palm, Inc. * (Computers)	1,340	20,569
Parametric Technology Corp. * (Software)	1,340	26,184

See accompanying notes to the Schedules of Portfolio Investments.

Perot Systems Corp. - Class A * (Computers)	1,340	19,765
Pitney Bowes, Inc. (Office/Business Equipment)	2,680	125,183
Plantronics, Inc. (Telecommunications)	670	14,144
PMC-Sierra, Inc. * (Semiconductors)	2,680	17,768
Polycom, Inc. * (Telecommunications)	1,340	36,716
Progress Software Corp. * (Software)	670	19,289
QLogic Corp. * (Semiconductors)	2,010	41,366
Qualcomm, Inc. (Telecommunications)	22,110	804,583
Quest Software, Inc. * (Software)	670	9,869
Rambus, Inc. * (Semiconductors)	1,340	22,190
RealNetworks, Inc. * (Internet)	1,340	14,713
Red Hat, Inc. * (Software)	2,680	43,898
Redback Networks, Inc. * (Internet)	670	10,599
RF Micro Devices, Inc. * (Telecommunications)	2,680	19,564
Salesforce.com, Inc. * (Software)	1,340	52,287
SanDisk Corp. * (Computers)	2,680	128,908
SBA Communications Corp. - Class A * (Telecommunications)	1,340	35,791
Seagate Technology (Computers)	7,370	166,415
Seagate Technology, Inc. * (Computers)	126	0
Semtech Corp. * (Semiconductors)	670	8,730
Silicon Image, Inc. * (Semiconductors)	1,340	15,852
Silicon Laboratories, Inc. * (Semiconductors)	670	21,862
SiRF Technology Holdings, Inc. * (Semiconductors)	670	18,840
Sonus Networks, Inc. * (Telecommunications)	3,350	17,521
SRA International, Inc. - Class A * (Computers)	670	21,474
Sun Microsystems, Inc. * (Computers)	46,230	251,029
Sybase, Inc. * (Software)	1,340	32,629
Symantec Corp. * (Internet)	13,400	265,856
Synopsys, Inc. * (Computers)	2,010	45,245
Tech Data Corp. * (Distribution/Wholesale)	670	26,365
Tekelec * (Telecommunications)	670	9,883
Tellabs, Inc. * (Telecommunications)	5,360	56,494
Teradyne, Inc. * (Semiconductors)	2,680	37,574
Tessera Technologies, Inc. * (Semiconductors)	670	23,390
Texas Instruments, Inc. (Semiconductors)	20,100	606,618
Tibco Software, Inc. * (Internet)	2,680	24,790
Transaction Systems Architect, Inc. * (Software)	670	22,586
Trident Microsystems, Inc. * (Software)	670	14,164
Unisys Corp. * (Computers)	4,690	30,673
United Stationers, Inc. * (Distribution/Wholesale)	670	31,993
UTStarcom, Inc. * (Telecommunications)	1,340	14,432
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	670	24,448
VeriFone Holdings, Inc. * (Software)	670	19,571
VeriSign, Inc. * (Internet)	3,350	69,278

See accompanying notes to the Schedules of Portfolio Investments.

Websense, Inc. * (Internet)	670	18,338
Western Digital Corp. * (Computers)	2,680	48,990
Wind River Systems, Inc. * (Software)	1,340	14,713
Xerox Corp. * (Office/Business Equipment)	12,060	205,020
Xilinx, Inc. (Semiconductors)	4,690	119,642
Yahoo!, Inc. * (Internet)	17,420	458,843
Zoran Corp. * (Semiconductors)	670	9,326

TOTAL COMMON STOCKS (Cost $24,734,379)		26,856,823

	Principal Amount
Repurchase Agreements (25.2%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $8,951,295 (Collateralized by $9,074,000 of various Federal Farm Credit Bank Securities, 4.125% - 5.375%, 7/17/09 - 7/18/11, market value $9,129,679)	$8,950,000	8,950,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,950,000)		8,950,000

TOTAL INVESTMENT SECURITIES (Cost $33,684,379) - 100.8% of net assets		$35,806,823

Percentages indicated are based on net assets of $35,505,063.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 11/24/06	$26,888,763	$(68,810)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Computers	20.4%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	0.1%
Internet	7.0%
Machinery-Diversified	NM
Office/Business Equipment	1.0%
Retail	NM
Semiconductors	15.2%
Software	16.4%
Telecommunications	14.8%
Other**	25.2%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (68.3%)
Alltel Corp. (Telecommunications)	39,270	$2,093,484
AT&T, Inc. (Telecommunications)	340,390	11,658,357
BellSouth Corp. (Telecommunications)	183,645	8,282,390
CenturyTel, Inc. (Telecommunications)	10,395	418,295
Cincinnati Bell, Inc. * (Telecommunications)	24,255	113,756
Citizens Communications Co. (Telecommunications)	32,340	474,104
Dobson Communications Corp. - Class A * (Telecommunications)	15,015	116,516
Embarq Corp. (Telecommunications)	15,015	725,975
IDT Corp. - Class B * (Telecommunications)	4,620	60,014
Leap Wireless International, Inc. * (Telecommunications)	4,620	256,225
Leucadia National Corp. (Holding Companies - Diversified)	16,170	426,403
Level 3 Communications, Inc. * (Telecommunications)	99,330	525,456
NII Holdings, Inc. - Class B * (Telecommunications)	13,860	901,316
NTL, Inc. (Telecommunications)	26,565	718,052
Qwest Communications International, Inc. * (Telecommunications)	155,925	1,345,633
Sprint Corp. (Telecommunications)	148,440	2,774,344
Telephone & Data Systems, Inc. (Telecommunications)	4,620	225,687
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	4,620	214,830
Verizon Communications, Inc. (Telecommunications)	291,060	10,769,219
Windstream Corp. (Telecommunications)	47,355	649,711

TOTAL COMMON STOCKS (Cost $39,347,667)		42,749,767

	Principal Amount
Repurchase Agreements (28.8%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $17,999,605 (Collateralized by $17,391,000 of various U.S. Government Agency Obligations, 4.125% - 7.125%, 7/17/09 – 6/15/10, market value $18,358,822)	$17,997,000	17,997,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,997,000)		17,997,000

TOTAL INVESTMENT SECURITIES (Cost $57,344,667) - 97.1% of net assets		$60,746,767

Percentages indicated are based on net assets of $62,542,046.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 11/24/06	$47,029,046	$(419,939)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Holding Companies-Diversified	0.7%
Telecommunications	67.6%
Other**	28.8%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Utilities UltraSector ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Shares	Value
Common Stocks (75.0%)
AGL Resources, Inc. (Gas)	8,240	$309,000
Allegheny Energy, Inc. * (Electric)	17,510	753,455
ALLETE, Inc. (Electric)	2,575	116,133
Alliant Energy Corp. (Electric)	12,875	493,756
Ameren Corp. (Electric)	22,145	1,198,045
American Electric Power, Inc. (Electric)	42,745	1,770,925
Aqua America, Inc. (Water)	14,420	349,685
Aquila, Inc. * (Electric)	40,685	186,744
Atmos Energy Corp. (Gas)	8,755	269,041
Avista Corp. (Electric)	5,150	132,561
Black Hills Corp. (Electric)	3,605	124,409
CenterPoint Energy, Inc. (Electric)	29,870	462,388
CLECO Corp. (Electric)	6,180	158,826
CMS Energy Corp. * (Electric)	24,205	360,412
Consolidated Edison, Inc. (Electric)	26,780	1,294,813
Constellation Energy Group, Inc. (Electric)	19,570	1,221,168
Dominion Resources, Inc. (Electric)	38,625	3,128,239
DPL, Inc. (Electric)	12,360	354,979
DTE Energy Co. (Electric)	19,570	889,065
Duke Energy Corp. (Electric)	134,415	4,252,890
Duquesne Light Holdings, Inc. (Electric)	8,755	173,612
Edison International (Electric)	32,445	1,441,856
El Paso Electric Co. * (Electric)	5,150	120,304
Energen Corp. (Gas)	7,210	308,732
Energy East Corp. (Electric)	15,965	388,109
Entergy Corp. (Electric)	22,660	1,944,908
Equitable Resources, Inc. (Pipelines)	12,360	500,827
Exelon Corp. (Electric)	73,130	4,532,596
FirstEnergy Corp. (Electric)	36,050	2,121,543
FPL Group, Inc. (Electric)	40,685	2,074,935
Great Plains Energy, Inc. (Electric)	8,755	284,888
Hawaiian Electric Industries, Inc. (Electric)	8,755	245,315
IDACORP, Inc. (Electric)	4,635	182,758
KeySpan Corp. (Gas)	19,055	773,252
Mirant Corp. * (Electric)	27,810	822,342
Nalco Holding Co. * (Environmental Control)	10,300	208,369
National Fuel Gas Co. (Pipelines)	8,755	327,437
New Jersey Resources Corp. (Gas)	3,090	160,247
NICOR, Inc. (Gas)	4,635	213,025
NiSource, Inc. (Electric)	29,355	683,091
Northeast Utilities System (Electric)	16,480	412,165
Northwest Natural Gas Co. (Gas)	3,090	127,833
NRG Energy, Inc. * (Electric)	14,935	719,120
NSTAR (Electric)	11,845	412,088
ONEOK, Inc. (Gas)	11,845	493,107
Peoples Energy Corp. (Gas)	4,120	180,003
Pepco Holdings, Inc. (Electric)	20,600	523,652
PG&E Corp. (Electric)	37,595	1,621,848
Piedmont Natural Gas Co., Inc. (Gas)	7,725	208,575

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	10,815	517,065
PNM Resources, Inc. (Electric)	6,695	188,531
PPL Corp. (Electric)	41,200	1,422,224
Progress Energy, Inc. (Electric)	27,295	1,255,570
Public Service Enterprise Group, Inc. (Electric)	27,295	1,666,360
Puget Energy, Inc. (Electric)	12,360	295,157
Questar Corp. (Pipelines)	9,270	755,320
Reliant Resources, Inc. * (Electric)	32,960	417,933
SCANA Corp. (Electric)	11,330	452,747
Sempra Energy (Gas)	24,720	1,311,149
Sierra Pacific Resources * (Electric)	21,630	327,911
Southern Co. (Electric)	80,855	2,943,122
Southern Union Co. (Gas)	11,330	313,614
Southwest Gas Corp. (Gas)	4,120	147,826
TECO Energy, Inc. (Electric)	22,660	373,663
The AES Corp. * (Electric)	71,585	1,574,154
TXU Corp. (Electric)	50,470	3,186,171
UGI Corp. (Gas)	11,330	300,245
Unisource Energy Corp. (Electric)	3,605	128,266
Vectren Corp. (Gas)	8,240	239,454
Westar Energy, Inc. (Electric)	9,270	234,716
WGL Holdings, Inc. (Gas)	5,150	167,118
Wisconsin Energy Corp. (Electric)	12,875	591,478
WPS Resources Corp. (Electric)	4,635	246,628
Xcel Energy, Inc. (Electric)	43,775	966,114

TOTAL COMMON STOCKS (Cost $52,089,396)		60,055,607

	Principal Amount
Repurchase Agreements (24.5%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $19,649,843 (Collateralized by $19,091,000 of various U.S. Government Agency Obligations, 4.125% - 7.125%, 7/17/09 - 6/15/10, market value $20,040,988)	$19,647,000	19,647,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,647,000)		19,647,000

TOTAL INVESTMENT SECURITIES (Cost $71,736,396) - 99.5% of net assets		$79,702,607

Percentages indicated are based on net assets of $80,063,398.

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 11/24/06	$60,251,638	$(7,199)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of October 31, 2006:

Electric	65.4%
Environmental Control	0.3%
Gas	6.9%
Pipelines	2.0%
Water	0.4%
Other **	24.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Short Oil & Gas ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (110.5%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $11,585,676 (Collateralized by $11,777,000 of various Federal Farm Credit Bank Securities, 4.125% - 5.375%, 7/17/09 - 7/18/11, market value $11,817,167)	$11,584,000	$11,584,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,584,000)		11,584,000

TOTAL INVESTMENT SECURITIES (Cost $11,584,000) - 110.5% of net assets		$11,584,000

Percentages indicated are based on net assets of $10,484,328.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 11/24/06	$(10,504,307)	$(214,108)

See accompanying notes to the Schedules of Portfolio Investments.

Short Precious Metals ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (106.5%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $40,821,907 (Collateralized by $40,286,000 of various U.S. Government Agency Obligations, 4.875% - 7.125%, 6/15/10 – 2/18/11, market value $41,633,723)	$40,816,000	$40,816,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,816,000)		40,816,000

TOTAL INVESTMENT SECURITIES (Cost $40,816,000) - 106.5% of net assets		$40,816,000

Percentages indicated are based on net assets of $38,335,610.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 11/24/06	$(38,349,926)	$(1,551,782)

See accompanying notes to the Schedules of Portfolio Investments.

Short Real Estate ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.3%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $90,542,102 (Collateralized by $86,125,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $92,340,354)	$90,529,000	$90,529,000

TOTAL REPURCHASE AGREEMENTS (Cost $90,529,000)		90,529,000

TOTAL INVESTMENT SECURITIES (Cost $90,529,000) - 101.3% of net assets		$90,529,000

Percentages indicated are based on net assets of $89,356,488.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 11/24/06	$(89,438,682)	$(1,272,944)

See accompanying notes to the Schedules of Portfolio Investments.

U.S. Government Plus ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (93.5%)
U.S. Treasury Bonds, 4.50%, 2/15/36	$40,400,000	$38,998,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,793,974)		38,998,625

Repurchase Agreements (4.6%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $1,928,279 (Collateralized by $1,900,000 Federal Farm Credit Bank, 5.375%, 7/18/11, market value $1,967,219)	1,928,000	1,928,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,928,000)		1,928,000

TOTAL INVESTMENT SECURITIES (Cost $38,721,974) - 98.1% of net assets		$40,926,625

Percentages indicated are based on net assets of $41,725,536.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring December 2006 (Underlying face amount at value $3,830,313)	34	$48,512

Swap Agreements	Notional Amount at Value
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.50% due 2/15/36) expiring 10/31/06	$10,521,906	553,012

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity 10 ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.4%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $44,105,382 (Collateralized by $42,547,000 of various U.S. Government Agency Obligations, 5.25% - 6.375%, 12/4/07 - 6/15/09, market value $44,982,218)	$44,099,000	$44,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $44,099,000)		44,099,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option 114 expiring December 2006	50	95

Total Options Purchased (Cost $856)		95

TOTAL INVESTMENT SECURITIES (Cost $44,099,856) - 100.4% of net assets		$44,099,095

Percentages indicated are based on net assets of $43,923,446.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring December 2006 (Underlying face amount at value $3,895,312)	36	$(28,445)

Swap Agreements	Notional Amount at Value
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (4.875% due 8/15/16) expiring 10/31/06	$(40,735,406)	(668,105)

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (103.3%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $282,505,879 (Collateralized by $286,781,000 of various U.S. Government Agency Obligations, 5.00% - 6.375%, 6/15/09 - 2/11/10, market value $288,115,056)	$282,465,000	$282,465,000

TOTAL REPURCHASE AGREEMENTS (Cost $282,465,000)		282,465,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option 126 expiring March 2007	125	841

30-year U.S. Treasury Bond Call Option 128 expiring March 2007	475	3,334

TOTAL OPTIONS PURCHASED (Cost $10,275)		4,175

TOTAL INVESTMENT SECURITIES (Cost $282,475,275) - 103.3% of net assets		$282,469,175

Percentages indicated are based on net assets of $273,518,494.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring December 2006 (Underlying face amount at value $4,280,938)	38	$20,131

Swap Agreements	Notional Amount at Value
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/36) expiring 10/31/06	$(339,693,469)	(12,528,498)

See accompanying notes to the Schedules of Portfolio Investments.

Rising U.S. Dollar ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (102.3%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $18,168,629 (Collateralized by $17,436,000 of various U.S. Government Agency Obligations, 4.125% - 7.125%, 7/17/09 – 6/15/10, market value $18,530,560)	$18,166,000	$18,166,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,166,000)		18,166,000

TOTAL INVESTMENT SECURITIES (Cost $18,166,000) -102.3% of net assets		$18,166,000

Percentages indicated are based on net assets of $17,758,060.

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At October 31, 2006 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	11/30/06	1,544,077	$2,902,124	$2,945,813	$(43,689)
Canadian Dollar vs. U.S. Dollar	11/30/06	2,632,759	$2,341,939	2,347,115	(5,176)
Euro vs. U.S. Dollar	11/30/06	11,238,025	14,199,178	14,365,549	(166,371)
Japanese Yen vs. U.S. Dollar	11/30/06	384,998,682	3,252,667	3,306,796	(54,129)
Swedish Krona vs. U.S. Dollar	11/30/06	7,592,736	1,040,803	1,054,009	(13,206)
Swiss Franc vs. U.S. Dollar	11/30/06	1,068,571	848,655	861,932	(13,277)

Total Short Contracts			$24,585,366	$24,881,214	$(295,848)

Long
British Sterling Pound vs. U.S. Dollar	11/30/06	455,633	$862,750	$869,263	$6,513
Canadian Dollar vs. U.S. Dollar	11/30/06	739,859	659,750	659,587	(163)
Euro vs. U.S. Dollar	11/30/06	3,282,658	4,176,000	4,196,216	20,216
Japanese Yen vs. U.S. Dollar	11/30/06	116,070,694	986,000	996,944	10,944
Swedish Krona vs. U.S. Dollar	11/30/06	2,205,884	304,500	306,217	1,717
Swiss Franc vs. U.S. Dollar	11/30/06	325,984	261,000	262,945	1,945

Total Long Contracts			$7,250,000	$7,291,172	$41,172

See accompanying notes to the Schedules of Portfolio Investments.

Falling U.S. Dollar ProFund

Schedule of Portfolio Investments

October 31, 2006

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.1%)
UBS+, 5.21%, 11/1/06, dated 10/31/06, with a repurchase price of $53,904,800 (Collateralized by $51,399,000 of various Federal National Mortgage Association Securities, 6.375% - 7.125%, 6/15/09 – 6/15/10, market value $54,975,576)	$53,897,000	$53,897,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,897,000)		53,897,000

TOTAL INVESTMENT SECURITIES (Cost $53,897,000) - 99.1% of net assets		$53,897,000

Percentages indicated are based on net assets of $54,394,905.

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At October 31, 2006 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	11/30/06	206,393	$392,700	$393,759	$(1,059)
Canadian Dollar vs. U.S. Dollar	11/30/06	337,883	300,300	301,224	(924)
Euro vs. U.S. Dollar	11/30/06	1,490,743	1,900,800	1,905,614	(4,814)
Japanese Yen vs. U.S. Dollar	11/30/06	52,489,000	448,800	450,834	(2,034)
Swedish Krona vs. U.S. Dollar	11/30/06	1,002,009	138,600	139,097	(497)
Swiss Franc vs. U.S. Dollar	11/30/06	147,824	118,800	119,238	(438)

Total Short Contracts			$3,300,000	$3,309,766	$(9,766)

Long
British Sterling Pound vs. U.S. Dollar	11/30/06	3,713,448	$6,982,314	$7,084,569	$102,255
Canadian Dollar vs. U.S. Dollar	11/30/06	6,046,728	5,380,074	5,390,683	10,609
Euro vs. U.S. Dollar	11/30/06	25,657,851	32,432,712	32,798,388	365,676
Japanese Yen vs. U.S. Dollar	11/30/06	878,596,437	7,425,725	7,546,361	120,636
Swedish Krona vs. U.S. Dollar	11/30/06	17,271,593	2,368,674	2,397,610	28,936
Swiss Franc vs. U.S. Dollar	11/30/06	2,463,776	1,957,759	1,987,332	29,573

Total Long Contracts			$56,547,258	$57,204,943	$657,685

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

October 31, 2006

(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting Principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2006

(unaudited)

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counter-party to a repurchase agreement with the ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of October 31, 2006, there were no open short positions in securities.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2006

(unaudited)

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of October 31, 2006, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of October 31, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2006

(unaudited)

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid as indicated on the Schedule of Portfolio Investments.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2006

(unaudited)

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty. A ProFund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

3. Investment Transactions

During the period, investment transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

4. Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund and UltraShort Japan ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

5. Federal Income Tax Information

At October 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$97,147,514	$6,281,744	$(248,782)	$6,032,962
Mid-Cap ProFund	19,183,615	1,742,102	(97,229)	1,644,873
Small-Cap ProFund	35,024,289	1,499,007	(257,008)	1,241,999
OTC ProFund	37,750,807	2,424,152	(145,988)	2,278,164
Large-Cap Value ProFund	235,583,260	15,496,661	(1,343,654)	14,153,007
Large-Cap Growth ProFund	55,868,578	1,734,116	(69,966)	1,664,150
Mid-Cap Value ProFund	33,253,681	2,289,137	(98,129)	2,191,008
Mid-Cap Growth ProFund	17,868,098	1,942,338	(171,410)	1,770,928
Small-Cap Value ProFund	19,551,137	1,186,293	(49,420)	1,136,873
Small-Cap Growth ProFund	18,827,760	3,252,802	(161,957)	3,090,845
Europe 30 ProFund	16,435,897	1,176,413	(23,676)	1,152,737
UltraBull ProFund	224,766,288	—	(3,331,755)	(3,331,755)
UltraMid-Cap ProFund	104,964,894	8,264,760	(618,667)	7,646,093
UltraSmall-Cap ProFund	352,112,846	14,659,921	(5,918,890)	8,741,031
UltraDow 30 ProFund	53,727,180	3,546,795	(251,557)	3,295,238
UltraOTC ProFund	511,642,793	—	(149,574,510)	(149,574,510)
UltraInternational ProFund	33,518,000	—	—	—
UltraEmerging Markets ProFund	52,163,000	—	—	—
UltraJapan ProFund	250,652,500	589,958	(196,583)	393,375
Bear ProFund	32,937,700	—	(1,100)	(1,100)
Short Small-Cap ProFund	32,436,655	—	(900)	(900)
Short OTC ProFund	20,896,375	—	(2,050)	(2,050)
UltraBear ProFund	106,781,450	1,547	(10,897)	(9,350)
UltraShort Mid-Cap ProFund	10,766,508	—	(1,488)	(1,488)
UltraShort Small-Cap ProFund	160,432,600	—	(15,800)	(15,800)
UltraShort Dow 30 ProFund	24,234,965	5,127	(8,514)	(3,387)
UltraShort OTC ProFund	140,991,353	—	(9,799)	(9,799)
UltraShort International ProFund	123,313,000	—	—	—
UltraShort Emerging Markets ProFund	32,050,000	—	—	—
UltraShort Japan ProFund	3,543,300	—	(1,360)	(1,360)
Banks UltraSector ProFund	6,535,081	471,353	(3,342)	468,011
Basic Materials UltraSector ProFund	26,142,037	1,289,524	(49,753)	1,239,771
Biotechnology UltraSector ProFund	34,823,888	4,425,525	(70,812)	4,354,713
Consumer Goods UltraSector ProFund	7,092,903	184,308	(6,064)	178,244
Consumer Services UltraSector ProFund	5,106,816	140,019	(9,574)	130,445
Financials UltraSector ProFund	37,652,825	1,398,439	(125,070)	1,273,369
Health Care UltraSector ProFund	20,954,292	1,232,148	(47,122)	1,185,026
Industrials UltraSector ProFund	10,961,491	191,903	(35,438)	156,465
Internet UltraSector ProFund	24,980,219	5,750,640	(54,510)	5,696,130
Mobile Telecommunications UltraSector ProFund	10,433,536	—	(178,726)	(178,726)
Oil & Gas UltraSector ProFund	103,108,501	26,725,520	(61,443)	26,664,077
Oil Equipment, Services & Distribution UltraSector ProFund	14,006,744	—	(531,204)	(531,204)
Pharmaceuticals UltraSector ProFund	53,241,977	1,461,179	(37,536)	1,423,643
Precious Metals UltraSector ProFund	146,901,000	—	—	—
Real Estate UltraSector ProFund	90,053,098	7,860,151	(49,916)	7,810,235
Semiconductor UltraSector ProFund	24,738,336	—	(1,374,396)	(1,374,396)
Technology UltraSector ProFund	34,969,911	1,209,501	(372,589)	836,912
Telecommunications UltraSector ProFund	58,696,776	2,150,176	(100,185)	2,049,991
Utilities UltraSector ProFund	74,006,399	5,767,627	(71,419)	5,696,208
Short Oil & Gas ProFund	11,584,000	—	—	—
Short Precious Metals ProFund	40,816,000	—	—	—
Short Real Estate ProFund	90,529,000	—	—	—
U.S. Government Plus ProFund	39,286,091	1,640,534	—	1,640,534
Rising Rates Opportunity 10 ProFund	44,099,856	108	(869)	(761)
Rising Rates Opportunity ProFund	282,475,275	—	(6,100)	(6,100)
Rising U.S. Dollar ProFund	18,166,000	—	—	—
Falling U.S. Dollar ProFund	53,897,000	—	—	—

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	December 29, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	December 29, 2006

*	Print the name and title of each signing officer under his or her signature.